Servicer  Loan  Customer  Seller  Servicer  Dummy ID   Borrower  Original  State Note Date  Occupancy  Purpose                 QM      Overall  Credit  Credit Exceptions                                                                       Credit Exception Information                              Credit Exception Comments Property  Property       Property    Property   Compliance  Compliance Exceptions                                                                                                                                                                                                                                                                                                                                                                                                                   Compliance Exception Information                                                 Compliance Exception Comments                                 Compliance Comp Factors                                                                                                                                                                                                                                                        Compensating  Subject  Disposition 2
Loan      ID    Loan ID   Loan ID Loan ID              Name      Loan                                                          Status  Grade    Grade                                                                                                                                                                               Grade     Exceptions     Exception   Exception  Grade                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Factors       to High
Number                                                           Amount                                                                                                                                                                                                                                                                                      Information Comments                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Cost -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to Test

XXX       XXX   XXX       XXX               1121555315 XXX       $XXX      MI    11/XX/2003 Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
XXX       XXX   XXX       XXX               1121567610 XXX       $XXX      MI    12/XX/2004 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or final title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2004, prior to three (3) business days from transaction date of 12/XX/2004.
XXX       XXX   XXX       XXX               1121553979 XXX       $XXX      KS    12/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
XXX       XXX   XXX       XXX               1121442587 XXX       $XXX      IL    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121568587 XXX       $XXX      IL    7/XX/2005  UTD        Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121554798 XXX       $XXX      IL    8/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Both the Preliminary and Final Title Policy are not in                                                                              2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     file                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.                                                                                                                                                                                                                                             Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX       XXX               1121445554 XXX       $XXX      IL    1/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121454423 XXX       $XXX      NM    6/XX/2007  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
XXX       XXX   XXX       XXX               1121446389 XXX       $XXX      IL    12/XX/2007 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.                                                                                                                                                                                                                                                                          additional years) if a creditor uses the incorrect Model Form remains.
XXX       XXX   XXX       XXX               1121447308 XXX       $XXX      VA    6/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Files doe not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                     SELLER - GENERAL COMMENT (2019-07-XX): The issue cited has    Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                      either been resolved or was determined to not be an exception Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                as noted. This loan closed under the XXX which is an open-end Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                          line of credit (HELOC).  For this program, the HELOC          Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                              Agreement serves as both the Note and final TIL disclosure    X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                               required under Regulation Z. Under this program XXX agreed to Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                             pay all closing costs up to $XXX with some exceptions. This
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements                                                                                                                                                                                                                                                           is evidenced by the closing instructions which break down the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                            fees associated with the loan and confirm that the fees were paid by XXX. Supporting documents have been uploaded as XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL COMMENT (2019-07-XX): Disclosure of costs and fees not provided. Need either Closing Instructions with signed Disbursement Authorization or Important Terms
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure for subject loan. Exception remains.
XXX       XXX   XXX       XXX               1121452836 XXX       $XXX      VA    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121456902 XXX       $XXX      VA    1/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
XXX       XXX   XXX       XXX               1121455523 XXX       $XXX      VA    4/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
XXX       XXX   XXX       XXX               1121568930 XXX       $XXX      NV    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XX       XXX   XXX       XXX               1121444258 XXX       $XXX      VA    10/XX/1997 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/1997 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121446407 XXX       $XXX      FL    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX               1121458188 XXX       $XXX      FL    4/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.                                                                                                                                                                                                                                                                                                                           additional years) if a creditor uses the incorrect Model Form remains.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.
XXX       XXX   XXX       XXX               1121564898 XXX       $XXX      FL    4/XX/2007  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX               1121563114 XXX       $XXX      CA    4/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004.
XXX       XXX   XXX       XXX               1121557589 XXX       $XXX      FL    4/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain Preliminary or Final Title                                                                                    2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121554826 XXX       $XXX      CA    2/XX/2006  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Title missing                                                                                                                       2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121451598 XXX       $XXX      FL    5/XX/2006  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine the   of units, compliance results were generated using a defaulted value.: Valuation Type: Stated / Valuation Report Date: <empty>
XXX       XXX   XXX       XXX               1121453521 XXX       $XXX      CA    4/XX/2007  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                   General Appraisal Requirements - Due to lack of appraised value, compliance                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         tests requiring an LTV were run off an assumed value of a contract sales price                                                                 Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              or original loan amount, whichever applies.: appraisal not provided                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
XXX       XXX   XXX       XXX               1121562144 XXX       $XXX      CA    1/XX/2008  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Unable to verify due to missing info.                                                                                               2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         Miscellaneous Compliance - Unable to determine occupancy, compliance results                                                                   Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                     Missing all apps                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              were generated using a defaulted value of Primary.: Unable to verify due to                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       missing info.                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121452352 XXX       $XXX      NY    2/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121566922 XXX       $XXX      NY    6/XX/2006  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              period is less than the 15 day minimum required by the state of NY.                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         State Compliance - New York Late Charge Percent Testing: The late fee consisting                                                               Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             of the Greater of $XXX or 5% of the over due payment exceeds the maximum 2% of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.                                                                                              the over due payment allowed by the state of NY.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121554665 XXX       $XXX      NY    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         period less than 15 day minimum per state (NY).                                                                                                Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                             State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.                                                                                              2% maximum per state (NY).                                                                                                                     X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX               1121553523 XXX       $XXX      MD    10/XX/2004 Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121454200 XXX       $XXX      NJ    8/XX/2004  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                               State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004.                                                                                                                                                                                                                                             punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX     XXX       127157750  XXX       $XXX      NY    6/XX/2007  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
XXX       XXX   XXX       XXX     XXX       127165111  XXX       $XXX      NY    6/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    State Compliance - New York Late Charge Grace Period Testing: Minimum grace      SELLER - GENERAL COMMENT (2019-09-XX): The issue cited has    Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     period for NY is 15 days - note states 10 days.                                  either been resolved or was determined to not be an exception Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Percent Testing: Late charge of 10%      as noted. Please refer to page  XXX of the "XXX" which states
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              exceeds the 2% maximum per the state of NY                                       that initial index is 8.00% and margin is .24%.  This equates
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                  to an initial rate of 8.24%.  The "XXX" also states that APR
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                                                                                                         is 8.24%, which is the same as the initial rate.  This means
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                                                                                                 that there were no other fees/costs at account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                    Otherwise, APR would be higher than 8.24%.  In addition, the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                            "XXX" also states "The ANNUAL PERCENTAGE RATE includes only
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         interest and no other costs."   As such, there were no
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         fees/costs to itemize or to disclose. Supporting documents have been uploaded as XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL COMMENT (2019-09-XX): Disclosure of costs and fees not provided. Need either Closing Instructions with signed Disbursement Authorization or Important Terms
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure for subject loan. Exception remains.
XXX       XXX   XXX       XXX     XXX       127192094  XXX       $XXX      NY    8/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127184837  XXX       $XXX      NY    2/XX/2005  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127165082  XXX       $XXX      NY    3/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX       XXX     XXX       127157718  XXX       $XXX      CA    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain Preliminary or Final Title.                                                                                   2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
XXX       XXX   XXX       XXX     XXX       127164253  XXX       $XXX      CA    8/XX/2006  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127163528  XXX       $XXX      FL    8/XX/2007  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX     XXX       127156946  XXX       $XXX      FL    7/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127162375  XXX       $XXX      AZ    9/XX/2005  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
XXX       XXX   XXX       XXX     XXX       127189369  XXX       $XXX      OR    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - Oregon Late Charge Grace Period Testing: State of Oregon late                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             charge guidelines, minimum number of grace period days is 15, subject                                                                          X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.                                                                                              transaction was 10.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX     XXX       127162028  XXX       $XXX      NC    8/XX/2004  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127161423  XXX       $XXX      ME    7/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              X, for these type of violations.
XXX       XXX   XXX       XXX               1121439572 XXX       $XXX      NY    8/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    State Compliance - New York Late Charge Grace Period Testing: Grace period not   SELLER - GENERAL COMMENT (2019-05-XX): Please refer to page   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     allowed per state (NY) - min grace period for NY is 15 days - note states 10      4 of the "XXX" which states that initial index is 8.250% and Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         days                                                                             margin is 0.510%. This equates to an initial rate of 7.740%.  Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - New York Late Charge Percent Testing: Late charge not allowed The "XXX" also states that APR is 7.740%, which is the same   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         per state (NY) - max late charge for NY is 2% - note states 5%                   as the initial rate. This means that there were no other
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                              fees/costs at account opening. Otherwise, APR would be higher
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                               than 7.740%. In addition, the "XXX" also states "The ANNUAL
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                                                                                                         PERCENTAGE RATE includes only interest and no other costs."
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                                                                                                 REVIEWER - GENERAL COMMENT (2019-05-XX): Disclosure of costs
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                            and fees not provided. Need either Closing Instructions with signed Disbursement Authorization or Important Terms
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure for subject loan. Exception remains.
XXX       XXX   XXX       XXX               1121451144 XXX       $XXX      SC    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           claims.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Late Charge Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
XXX       XXX   XXX       XXX               1121567005 XXX       $XXX      CA    3/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1124532547 XXX       $XXX      CA    3/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1124530785 XXX       $XXX      MD    1/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121555076 XXX       $XXX      NJ    9/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): Grace period min not                                                                    State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       allowed per state (NJY) - min grace period for NJ is 15 days - note states 10                                                                  creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.                                                                                                                                                                                                                                             ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.                                                                                                                                                                                                                                                                                                                           Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1124532154 XXX       $XXX      NM    4/XX/2007  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121565620 XXX       $XXX      NC    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX       XXX               2022239025 XXX       $XXX      NY    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: Grace period of 10                                                               Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              days is less than 15 days minimum per state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               State Compliance - New York Late Charge Percent Testing: Late fee of 5% exceeds
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                        maximum of 2% per state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121561032 XXX       $XXX      WA    10/XX/2007 UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1124534551 XXX       $XXX      NY    4/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121566756 XXX       $XXX      NY    8/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - New York Late Charge Grace Period Testing: Grace period min                                                                 Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    not allowed per state (NY) - min grace period for NY is 15 days - note states 10                                                               Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                          State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2003.                                                                                              2% maximum per state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2003, prior to three (3) business days from transaction date of 08/XX/2003.
XXX       XXX   XXX       XXX               1121438189 XXX       $XXX      NY    1/XX/2008  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121562806 XXX       $XXX      NY    6/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2008, prior to three (3) business days from transaction date of 06/XX/2008.
XXX       XXX   XXX       XXX               1121558862 XXX       $XXX      CA    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not  contain either preliminary or final title.                                                                           2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX     XXX       127158397  XXX       $XXX      AZ    9/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127158509  XXX       $XXX      OH    8/XX/2001  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2001 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2001.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127144861  XXX       $XXX      MI    2/XX/2002  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX       XXX     XXX       127185675  XXX       $XXX      NY    3/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2003, prior to three (3) business days from transaction date of 03/XX/2003.
XXX       XXX   XXX       XXX     XXX       127158657  XXX       $XXX      CA    8/XX/2003  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.                                                                                                                State Compliance - California Prepayment Penalty ARM Test: We do not collect                                                                                                                                                                                                                                                                                                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2003.                                                                                              licensing information from the originating lender, therefore this information is not applicable.
XXX       XXX   XXX       XXX     XXX       127158766  XXX       $XXX      FL    6/XX/2004  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127185882  XXX       $XXX      MA    7/XX/2004  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                                                                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127186005  XXX       $XXX      OK    9/XX/2004  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       127158873  XXX       $XXX      MO    10/XX/2004 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.                                                                                                                                                                                                                                                                          Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3                             -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              additional years) if a creditor uses the incorrect Model Form remains.
XXX       XXX   XXX       XXX     XXX       127158971  XXX       $XXX      MI    1/XX/2005  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004.                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127159014  XXX       $XXX      MI    10/XX/2004 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       127159000  XXX       $XXX      OH    8/XX/2004  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Loan contains an impermissible prepayment penalty of greater than 1% of the original balance.                                                                                                                                                                                                                                                                  State Compliance - Ohio Prepayment Penalty: PPP Expired. Prepayment charge not                                                                                                                                                                                                                                                                                                                                                                       -
                                                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            allowed per state (OH) - max prepayment charge for (OH) is 1% - note states
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        1.75%. Lender is XXX
XXX       XXX   XXX       XXX     XXX       1027696344 XXX       $XXX      OH    9/XX/2004  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    State Compliance - Ohio Prepayment Penalty: PPP Expired. Prepayment charge not                                                                 Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Loan contains an impermissible prepayment penalty of greater than 1% of the original balance.                                                                                                                                                                                                                                                                  allowed per state (OH) - max prepayment charge for (OH) is 1% - note states                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                       2.232%. Lender is XXX.                                                                                                                         X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127159061  XXX       $XXX      NJ    10/XX/2004 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX     XXX       127186201  XXX       $XXX      CA    1/XX/2005  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.                                                                                                                                                                                                                                                               Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX     XXX       127186264  XXX       $XXX      RI    2/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Rhode Island Prepayment Penalty Non-Purchase Test: Rhode Island Prepayment Penalty:  Non-purchase loan contains a prepayment penalty which was not disclosed to the borrower in writing.
XXX       XXX   XXX       XXX     XXX       127186328  XXX       $XXX      NJ    3/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003
XXX       XXX   XXX       XXX     XXX       127159222  XXX       $XXX      NY    3/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - HELOC Fees Used For Testing: Appears to be due to Lender                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                                                                                                                                                                                               Credit for $XXX for Mortgage Tax which may be part of the Fee Not Disclosed due                                                                violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   to missing HUD Addendum.                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127159246  XXX       $XXX      MI    5/XX/2005  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       127159304  XXX       $XXX      WI    3/XX/2005  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127159342  XXX       $XXX      NY    4/XX/2005  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                                                                                                                                                                                               Federal Compliance - HELOC Fees Used For Testing: Under disclosure  resulting                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        from HELOC Agreement not reflecting the Recording Service fee of $XXX as a prepaid finance charge.
XXX       XXX   XXX       XXX     XXX       127159360  XXX       $XXX      MA    3/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Massachusetts Prepayment Penalty: PPP expired.  Prepay charge                                                               Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       not allowed per state (MA) - Max prepayment charge for MA is 3 months interest -                                                               State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                      Note states $XXX early termination fee.  Lender is XXX.                                                                                        particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Prepayment Penalty: Massachusetts Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 3 months interest.                                                                                                                                                                                                                                                                                                                                                                                                       Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005.
XXX       XXX   XXX       XXX     XXX       127186450  XXX       $XXX      RI    3/XX/2005  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       127159466  XXX       $XXX      CA    5/XX/2005  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.                                                                                                                State Compliance - California Prepayment Penalty ARM Test: PPP Expired.                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                   Prepayment charge for a 2nd Mtg is not specifically addressed by the state of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        (CA) - note states $XXX during the first 60 months. Lender is XXX.
XXX       XXX   XXX       XXX     XXX       127159402  XXX       $XXX      NY    6/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005.
XXX       XXX   XXX       XXX     XXX       127186548  XXX       $XXX      AL    7/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] State Compliance - Alabama Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                  -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] State Compliance - Alabama Prepayment Penalty: Alabama Prepayment Penalty: Prepayment penalty not permissible under the Consumer Credit Act; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.                                                                                                                                                                                                                                                                                                                                                   X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
XXX       XXX   XXX       XXX     XXX       127159489  XXX       $XXX      CA    8/XX/2005  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
XXX       XXX   XXX       XXX     XXX       127159878  XXX       $XXX      IL    4/XX/2005  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Illinois Prepayment Penalty: PPP Expired. Prepayment charge                                                                 Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    not allowed per state (IL) - max prepayment charge for IL ARM loan is 8% - note                                                                Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                          states the life rate maximum in arm screen is 18% . Lender is XXX.                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005.
XXX       XXX   XXX       XXX     XXX       127159902  XXX       $XXX      CA    2/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
XXX       XXX   XXX       XXX     XXX       127159972  XXX       $XXX      FL    4/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
XXX       XXX   XXX       XXX     XXX       127159935  XXX       $XXX      CO    3/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
XXX       XXX   XXX       XXX     XXX       127160000  XXX       $XXX      VA    4/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127160003  XXX       $XXX      CA    11/XX/2005 Second     Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                            Home       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX     XXX       127160040  XXX       $XXX      PA    10/XX/2005 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127160059  XXX       $XXX      VA    12/XX/2005 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
XXX       XXX   XXX       XXX     XXX       127160054  XXX       $XXX      MN    4/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - Minnesota Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX       XXX     XXX       127160192  XXX       $XXX      NJ    7/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
XXX       XXX   XXX       XXX     XXX       127160187  XXX       $XXX      CA    9/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
XXX       XXX   XXX       XXX     XXX       127160275  XXX       $XXX      VA    5/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
XXX       XXX   XXX       XXX     XXX       127160288  XXX       $XXX      GA    4/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
XXX       XXX   XXX       XXX     XXX       127187523  XXX       $XXX      MA    6/XX/2006  Primary    Purchase                        1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       127160539  XXX       $XXX      FL    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
XXX       XXX   XXX       XXX     XXX       127187722  XXX       $XXX      PA    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX     XXX       127160748  XXX       $XXX      WI    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       127160827  XXX       $XXX      AZ    12/XX/2006 Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
XXX       XXX   XXX       XXX     XXX       127187917  XXX       $XXX      MD    2/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX       XXX     XXX       127187946  XXX       $XXX      FL    7/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127160805  XXX       $XXX      FL    5/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       127160882  XXX       $XXX      CA    6/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                              -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
XXX       XXX   XXX       XXX     XXX       127160985  XXX       $XXX      IL    6/XX/2007  Primary    Purchase                        1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       127161008  XXX       $XXX      CA    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX       XXX     XXX       127161030  XXX       $XXX      VA    6/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       127161087  XXX       $XXX      CA    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX     XXX       127161112  XXX       $XXX      CA    7/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
XXX       XXX   XXX       XXX     XXX       127161154  XXX       $XXX      TX    7/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                    SELLER - GENERAL COMMENT (2019-08-XX): "The issue cited has   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                        either been resolved or was determined to not be an exception X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.                                                                                                                                                                                                                                     as noted. The file contains a Final HUD-1 ... stamped as      State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.                                                                                                                                                                                                                                                                 ""FINAL HUD-1"" and signed by both the Borrower and           (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV                                                                                                                            Settlement Agent on 07-12-2007. Supporting documents uploaded or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine the   of units, compliance results were generated using a defaulted value.: Valuation Type: AVM / Valuation Report Date: 05/XX/2007                                                                                                                                                                                                                                                                                                                                   as: XXX.                                                      spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         "                                                             State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL COMMENT (2019-08-XX): Client provided      credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         final HUD-1 however still missing appraisal or valuation      failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         value used to determine LTV. Unable to determine compliance   each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         with TX50(t)(5) CLTV limitation. Exception remains.
XXX       XXX   XXX       XXX     XXX       127161287  XXX       $XXX      NJ    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                              -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX       XXX     XXX       127161261  XXX       $XXX      WA    6/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX     XXX       127161310  XXX       $XXX      OH    7/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] State Compliance - Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants)
XXX       XXX   XXX       XXX     XXX       127161389  XXX       $XXX      CA    10/XX/2007 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       127188442  XXX       $XXX      CA    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.                                                                                                                                                                                                                                                                          additional years) if a creditor uses the incorrect Model Form remains.
XXX       XXX   XXX       XXX     XXX       127161420  XXX       $XXX      IL    7/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127188572  XXX       $XXX      CA    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX       XXX     XXX       127161515  XXX       $XXX      NY    8/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
XXX       XXX   XXX       XXX     XXX       127188589  XXX       $XXX      NJ    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX       XXX     XXX       127161641  XXX       $XXX      GA    9/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127161705  XXX       $XXX      CA    10/XX/2007 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127161791  XXX       $XXX      CA    10/XX/2007 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.                                                                                                                                                                                                                                                                          Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3                             -
                                                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           additional years) if a creditor uses the incorrect Model Form remains.
XXX       XXX   XXX       XXX     XXX       127161838  XXX       $XXX      FL    1/XX/2008  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       127188903  XXX       $XXX      MA    12/XX/2007 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       127189029  XXX       $XXX      NJ    2/XX/2008  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX       XXX     XXX       127161966  XXX       $XXX      OH    6/XX/2008  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants)                                                                                                                                                                                                                                                                                                        State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Unable to test borrower acknowledgment receipt due to missing information.                                                                                                                                                                                                                                                                                                                                                    or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s).                                                                                                                                                                                                                                                                                                        purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment.                                                                                                                                                                                                                                                                                              The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.                                                                                                                                                                                                                                                                                                                 reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  repurchase the loan, the assignee could face exposure.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127156783  XXX       $XXX      NC    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127162122  XXX       $XXX      NC    12/XX/2008 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either a Preliminary or Final                                                                                 2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Title.                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2008.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2008, prior to three (3) business days from transaction date of 12/XX/2008.
XXX       XXX   XXX       XXX     XXX       127162170  XXX       $XXX      NC    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127156838  XXX       $XXX      SC    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk                         -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              claims.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.                                                                                                                                                                                                                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Late Charge Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127162410  XXX       $XXX      AZ    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or final title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Provide copy of final 1003.                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127162430  XXX       $XXX      AZ    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or final title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127162481  XXX       $XXX      AZ    12/XX/2006 UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       127162456  XXX       $XXX      AZ    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
XXX       XXX   XXX       XXX     XXX       127162575  XXX       $XXX      NV    1/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX       XXX     XXX       127162606  XXX       $XXX      NV    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
XXX       XXX   XXX       XXX     XXX       127162594  XXX       $XXX      WA    4/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127162659  XXX       $XXX      WA    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         General Appraisal Requirements - Due to lack of appraised value, compliance                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.                                                                                              or original loan amount, whichever applies.: Appraisal not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127162808  XXX       $XXX      WA    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
XXX       XXX   XXX       XXX     XXX       127162836  XXX       $XXX      WA    5/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008.
XXX       XXX   XXX       XXX     XXX       127162784  XXX       $XXX      WA    12/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX     XXX       127162879  XXX       $XXX      FL    2/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127162909  XXX       $XXX      FL    12/XX/2004 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127163012  XXX       $XXX      FL    2/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                     SELLER - GENERAL COMMENT (2019-09-XX): Please refer to page   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                       X of the "XXX" which states that initial index is 5.5% and   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                          margin is .75%.  This equates to an initial rate of 6.25%.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                               The "XXX" also states that APR is 6.25%, which is the same as
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                  the initial rate.  This means that there were no other
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                            fees/costs at account opening.  Otherwise, APR would be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         higher than 6.25%.  In addition, the "XXX" also states "The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         ANNUAL PERCENTAGE RATE includes only interest and no other
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         costs."   As such, there were no fees/costs to itemize or to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         disclose.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL COMMENT (2019-09-XX): Disclosure of costs and fees not provided. Need either Closing Instructions with signed Disbursement Authorization or Important Terms
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure for subject loan. Exception remains.
XXX       XXX   XXX       XXX     XXX       127163005  XXX       $XXX      FL    7/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                     SELLER - GENERAL COMMENT (2019-09-XX): Please refer to page   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                       XXX of the "XXX" which states that initial index is 6.250%.  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                          This equates to an initial rate of 6.250%.  The "XXX" also    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                               states that APR is 6.250%, which is the same as the initial   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                          rate.  This means that there were no other fees/costs at
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                      account opening.  Otherwise, APR would be higher than 6.250%.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                  In addition, the "XXX" also states" The ANNUAL PERCENTAGE
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                            RATE includes only interest and no other costs."   As such,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         there were no fees/costs to itemize or to disclose.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL COMMENT (2019-09-XX): Disclosure of costs and fees not provided.  Need either Closing Instructions with signed Disbursement Authorization or Important Terms
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure for subject loan.  Exception remains.
XXX       XXX   XXX       XXX     XXX       127190158  XXX       $XXX      FL    8/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127163141  XXX       $XXX      FL    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127190292  XXX       $XXX      FL    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127157095  XXX       $XXX      FL    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127163292  XXX       $XXX      FL    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127163317  XXX       $XXX      FL    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127163346  XXX       $XXX      FL    1/XX/2007  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  "File does not contain either Preliminary or Final Title"                                                                           2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       127163414  XXX       $XXX      FL    4/XX/2007  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       127163569  XXX       $XXX      FL    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
XXX       XXX   XXX       XXX     XXX       127163545  XXX       $XXX      FL    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
XXX       XXX   XXX       XXX     XXX       127163684  XXX       $XXX      CA    9/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127163736  XXX       $XXX      CA    4/XX/2004  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or final title.                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       127157288  XXX       $XXX      CA    4/XX/2004  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       127163816  XXX       $XXX      CA    9/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127191214  XXX       $XXX      CA    9/XX/2005  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File contains neither Preliminary or Final Title                                                                                    2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127191236  XXX       $XXX      CA    12/XX/2005 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127164224  XXX       $XXX      CA    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127191317  XXX       $XXX      CA    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.                                                                                              N/A Req'd comment                                                                                                                              violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Miscellaneous Compliance - (Doc Error) RTC Error:  Right to Cancel expiration date is blank.: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) RTC Error:  Right to Cancel expiration date is blank.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information.
XXX       XXX   XXX       XXX     XXX       127157545  XXX       $XXX      CA    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127164306  XXX       $XXX      CA    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       1027696191 XXX       $XXX      CA    12/XX/2006 UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       127191415  XXX       $XXX      CA    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX     XXX       127164297  XXX       $XXX      CA    1/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
XXX       XXX   XXX       XXX     XXX       127184600  XXX       $XXX      CA    1/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127164383  XXX       $XXX      CA    1/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       127191638  XXX       $XXX      CA    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
XXX       XXX   XXX       XXX     XXX       127191718  XXX       $XXX      CA    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127191771  XXX       $XXX      CA    12/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                              -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
XXX       XXX   XXX       XXX     XXX       127164715  XXX       $XXX      CA    1/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary of Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
XXX       XXX   XXX       XXX     XXX       127164773  XXX       $XXX      CA    3/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
XXX       XXX   XXX       XXX     XXX       127191867  XXX       $XXX      CA    4/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
XXX       XXX   XXX       XXX     XXX       127191997  XXX       $XXX      NY    3/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127191979  XXX       $XXX      NY    3/XX/2004  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - New York Prepayment Penalty Junior Lien: Prepayment charge                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    not allowed per state (NY) -  note states $XXX for first 36 months.. Lender is                                                                 Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                          XXX.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.
XXX       XXX   XXX       XXX     XXX       127192027  XXX       $XXX      NY    3/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - New York Prepayment Penalty Junior Lien: Early closure                                                                      Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    release fee                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX       XXX     XXX       127164976  XXX       $XXX      NY    4/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX       XXX     XXX       127165059  XXX       $XXX      NY    12/XX/2005 Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127165169  XXX       $XXX      NY    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              period does not meet 15 day minimum per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.                                                                                              State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                        2% maximum per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127165186  XXX       $XXX      NY    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: 10-day, 5% late                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              charge per Note does not meet the required allowed 15-day, 2% maximum for junior                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         liens per state (NY).                                                                                                                          X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.                                                                                              State Compliance - New York Late Charge Percent Testing: 10-day, 5% late charge                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                        per Note does not meet the required allowed 15-day, 2% maximum for junior liens
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
XXX       XXX   XXX       XXX     XXX       127192389  XXX       $XXX      NY    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
XXX       XXX   XXX       XXX     XXX       127192427  XXX       $XXX      GA    12/XX/2002 UTD        Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - GAFLA Loan Originated Between 10/XX/02 to 3/XX/03 (Original Georgia Fair Lending Act): Mortgage Loan is subject to the original Georgia Fair Lending Act.                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - GAFLA Loan Originated Between 10/XX/02 to 3/XX/03 (Original Georgia Fair Lending Act): Loans originated between 10/XX/02 and 3/XX/03 are subject to the Original GAFLA.  Rating Agencies will not rate GA loans originated during this time period.                                HC - High Cost
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       127165303  XXX       $XXX      GA    6/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127165320  XXX       $XXX      GA    5/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127192493  XXX       $XXX      GA    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127165411  XXX       $XXX      GA    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         General Appraisal Requirements - Due to lack of appraised value, compliance                                                                    Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                               -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              tests requiring an LTV were run off an assumed value of a contract sales price                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             or original loan amount, whichever applies.: Appraisal not provided                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
XXX       XXX   XXX       XXX     XXX       127165463  XXX       $XXX      GA    3/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127192601  XXX       $XXX      VA    4/XX/2004  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127157930  XXX       $XXX      MD    1/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127192763  XXX       $XXX      MD    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
XXX       XXX   XXX       XXX     XXX       127157942  XXX       $XXX      PA    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
XXX       XXX   XXX       XXX     XXX       127165742  XXX       $XXX      TN    6/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX     XXX       127193002  XXX       $XXX      NJ    3/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - New Jersey Subordinate Lien Late Charge Percent Testing: Late                                                               Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    charge is a stated dollar amount of $XXX.                                                                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Subordinate Lien Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX       XXX     XXX       127166045  XXX       $XXX      NJ    6/XX/2005  UTD        Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                                                                                                                                                                                                                State Compliance - New Jersey Home Loan (Late Charge): HELOC Agreement specifies                                                               State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         $XXX late charge.  State of NJ indicates maximum 5% for 2nd liens.                                                                             creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.                                                                                                                                                                                                                                             ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX     XXX       127193260  XXX       $XXX      NJ    1/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): Greater of 5% or $XXX                                                                   State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         exceeds maximum 5% in the state of NJ.                                                                                                         creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                                                                                                                                                                                                                                                                                                                                        X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine the   of units, compliance results were generated using a defaulted value.: Valuation Type: Stated / Valuation Report Date: 01/XX/2007                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX     XXX       127193318  XXX       $XXX      NJ    6/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): 10 days grace period is                                                                 State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         less than the minimum 15 days required per state (NJ).                                                                                         creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.                                                                                                                                                                                                                                             ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX     XXX       127166299  XXX       $XXX      NJ    7/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): 10 day grace period is                                                                  State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              less than 15 day minimum per state (NJ).                                                                                                       creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.                                                                                                                                                                                                                                                                                                                           punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX     XXX       127193383  XXX       $XXX      NJ    10/XX/2007 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): 10 day grace period is                                                                  State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         less than 15 day minimum per state (NJ).                                                                                                       creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX     XXX       127166332  XXX       $XXX      NJ    12/XX/2007 UTD        Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                                                                                                                                                                         State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.                                                                                                                                                                                                                                                                                                                                                                                                                                                    X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX     XXX       127166350  XXX       $XXX      NJ    11/XX/2008 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    General Appraisal Requirements - Due to lack of appraised value, compliance                                                                    State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                   Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Unable to locate in the file                                                                                                                    [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          tests requiring an LTV were run off an assumed value of a contract sales price                                                                 creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as                         Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     or original loan amount, whichever applies.: No appraisal in the file                                                                          an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral                         (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                                                                                Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX     XXX       127166385  XXX       $XXX      RI    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127166390  XXX       $XXX      NH    12/XX/2002 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127193556  XXX       $XXX      CT    2/XX/2004  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX     XXX       127166554  XXX       $XXX      CT    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127166537  XXX       $XXX      CT    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
XXX       XXX   XXX       XXX     XXX       127193679  XXX       $XXX      CT    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               Verified no signature date on document                                                                                                         violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX     XXX       127166669  XXX       $XXX      CT    1/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              signature was not dated                                                                                                                        X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
XXX       XXX   XXX       XXX     XXX       127166658  XXX       $XXX      ME    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
XXX       XXX   XXX       XXX     XXX       127166729  XXX                 MD    12/XX/2004 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                                                                                                                                                                                                                                                                               Loan File - (Missing Doc) Incomplete loan images/file: File only contains        REVIEWER - GENERAL COMMENT (2019-08-XX): "The issue cited has Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                        UTD      Indeterminable
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                Security Instrument from original lien dated 12/XX/04.  All other documents in   either been resolved or was determined to not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              file are for the modification dated 11/XX/06.  Insufficient documents to         as noted. The missing document has been located and uploaded
                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                                                          complete compliance.                                                             as XXX
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                           Closing / Title - Missing Document: Note - Subject Lien not provided: HELOC      "
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Agreement for subject loan missing from file                                     REVIEWER - GENERAL COMMENT (2019-08-XX): LNA included in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         original file.  Missing Note.  Exception remains.
XXX       XXX   XXX       XXX     XXX       127166816  XXX       $XXX      MA    3/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In                             -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                                                                                                                                                                     Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
XXX       XXX   XXX       XXX     XXX       127167085  XXX       $XXX      IL    3/XX/2003  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2003, prior to three (3) business days from transaction date of 03/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX       XXX     XXX       127167070  XXX       $XXX      WA    7/XX/2007  Primary    Refinance Rate/Term             2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127167219  XXX       $XXX      MD    2/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127167141  XXX       $XXX      NY    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX       XXX     XXX       127167223  XXX       $XXX      IL    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
XXX       XXX   XXX       XXX     XXX       127167171  XXX       $XXX      IL    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127158332  XXX       $XXX      NM    12/XX/2006 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                        Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127194366  XXX       $XXX      NM    8/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127167493  XXX       $XXX      VA    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX     XXX       127158347  XXX       $XXX      VA    5/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008.
XXX       XXX   XXX       XXX     XXX       127144992  XXX       $XXX      GA    4/XX/2004  Primary    Purchase                        1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       127172005  XXX       $XXX      WI    2/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2005, prior to three (3) business days from transaction date of 02/XX/2005.
XXX       XXX   XXX       XXX     XXX       127145046  XXX       $XXX      RI    10/XX/2004 Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
XXX       XXX   XXX       XXX     XXX       127145171  XXX       $XXX      NY    1/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 02/XX/2005.                                                                                                                                                                                                                                                                                                                           Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       127145197  XXX       $XXX      FL    4/XX/2005  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005.
XXX       XXX   XXX       XXX     XXX       127145302  XXX       $XXX      CA    5/XX/2005  Investment Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
XXX       XXX   XXX       XXX     XXX       127145182  XXX       $XXX      KS    12/XX/2003 Primary    Purchase                        3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or final title.                                                                            3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                        No       TNR Testing Not
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       127145413  XXX       $XXX      TX    8/XX/2005  Primary    Purchase                        1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       1027684168 XXX       $XXX      CA    8/XX/2005  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127145625  XXX       $XXX      CA    2/XX/2006  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       127145654  XXX       $XXX      OR    4/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
XXX       XXX   XXX       XXX     XXX       127172702  XXX       $XXX      MD    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX     XXX       127145661  XXX       $XXX      TX    2/XX/2006  Primary    Purchase                        1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       127145928  XXX       $XXX      NJ    5/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       127145998  XXX       $XXX      NJ    5/XX/2006  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       127146026  XXX       $XXX      CA    8/XX/2006  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       127146068  XXX       $XXX      CT    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                                                                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127146106  XXX       $XXX      NJ    9/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
XXX       XXX   XXX       XXX     XXX       127173648  XXX       $XXX      MI    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                           State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.                                                                                                                                                                                                                                                                                                                                                        arising from servicing or collecting.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                     State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                servicing or collecting.
XXX       XXX   XXX       XXX     XXX       127146686  XXX       $XXX      CA    7/XX/2006  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       127173687  XXX       $XXX      AL    7/XX/2006  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       127146820  XXX       $XXX      GA    8/XX/2006  Primary    Purchase                        2                [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the                                                                                                                                             2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                        standard Due on Sale clause.
XXX       XXX   XXX       XXX     XXX       127146828  XXX       $XXX      OH    10/XX/2006 Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127146853  XXX       $XXX      AL    10/XX/2006 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       127146998  XXX       $XXX      CT    4/XX/2007  Primary    Purchase                        1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       127147149  XXX       $XXX      NC    12/XX/2006 Primary    Purchase                        1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       127147107  XXX       $XXX      IL    11/XX/2007 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       127147329  XXX       $XXX      CA    9/XX/2007  Primary    Refinance Cash-out -            3                                                                                                                                                                                                                                            3           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                                                                                   SELLER - GENERAL COMMENT (2019-08-XX): "The issue cited has   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                 Yes      TR HUD
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                        either been resolved or was determined to not be an exception X, for these type of violations.                                                                                                                                                                                                                                                                      Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         as noted. The missing final HUD-1 compliance documents
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         required to test have been located. Please note the subject loan was as a concurrent 2nd Deed of Trust that closed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         concurrently with the new 1st Deed of Trust. The fees and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         costs for the new 2nd Mortgage are highlighted on the final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         HUD-1 as evidenced by the attached closing instructions for the new 2nd lien.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Please take note that it is common practice for loans funded in a dry funding state, such as California where the subject loan was funded, not to have signatures or a certified stamp.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Loans in the above mentioned state are allowed to be funded prior to the disbursement of funds and without the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         borrower(s) being present to sign documents.  However, the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         HUD-1 must reflect that it is ""Final"", which it does. As such, your request has been satisfied. Supporting
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Documentation uploaded as XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         "
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL COMMENT (2019-08-XX): Final HUD-1 in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         escrow state provided for review contains "Final HUD-1" stamp but does not contain borrower signatures, stamp from Title
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Company or signature by Settlement Agent. Exception remains.
XXX       XXX   XXX       XXX     XXX       127147586  XXX       $XXX      NY    3/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
XXX       XXX   XXX       XXX     XXX       127147692  XXX       $XXX      OH    1/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.                                                                                                                                                                                                                                             State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                            defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.                                                                                                                                                                                                                                                                                                                                                                                              purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.                                                                                                                                                                                                                                                                                                                 The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
XXX       XXX   XXX       XXX     XXX       127174701  XXX       $XXX      WA    4/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              violations.
XXX       XXX   XXX       XXX     XXX       127174776  XXX       $XXX      MI    3/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       127147924  XXX       $XXX      NY    5/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
XXX       XXX   XXX       XXX     XXX       127147954  XXX       $XXX      GA    5/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
XXX       XXX   XXX       XXX     XXX       127148259  XXX       $XXX      GA    3/XX/2007  Primary    Refinance Rate/Term             1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       127148480  XXX       $XXX      ME    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX     XXX       127175372  XXX       $XXX      VA    4/XX/2007  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       127148390  XXX       $XXX      PA    3/XX/2007  Primary    Refinance Rate/Term             1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       127148731  XXX       $XXX      CT    5/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127148727  XXX       $XXX      SC    5/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.                                                                                                                                                                                                                                                                                                          State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
XXX       XXX   XXX       XXX     XXX       127148838  XXX       $XXX      CO    5/XX/2007  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       127149128  XXX       $XXX      MA    5/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127176340  XXX       $XXX      NC    5/XX/2007  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       127176460  XXX       $XXX      CA    6/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       127149505  XXX       $XXX      IN    6/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127176517  XXX       $XXX      FL    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
XXX       XXX   XXX       XXX     XXX       127149762  XXX       $XXX      OH    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s).                                                                                                                                                                                                                                                                                                        State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application.                                                                                                                                                                                                                                                  may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.                                                                                                                                                                                                                                                                                                                                                                                              affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.                                                                                                                                                                                                                   repurchase the loan, the assignee could face exposure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
XXX       XXX   XXX       XXX     XXX       127149960  XXX       $XXX      NY    6/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX       XXX     XXX       127149932  XXX       $XXX      MA    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                                                                                                                                                                     State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In                             -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.                                                                                                                                                                                                                                             particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127150074  XXX       $XXX      IL    8/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
XXX       XXX   XXX       XXX     XXX       127150020  XXX       $XXX      IL    7/XX/2007  Primary    Refinance Rate/Term             1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       127177109  XXX       $XXX      VA    9/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        of amount financed did not disclose the $XXX Attorney Fee as a prepaid finance charge.
XXX       XXX   XXX       XXX     XXX       127150142  XXX       $XXX      IL    7/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           violations.
XXX       XXX   XXX       XXX     XXX       127150170  XXX       $XXX      AL    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] State Compliance - Alabama Prepayment Penalty: Alabama Prepayment Penalty:  Prepayment penalty not permissible under the Consumer Credit Act.                                                                                                                                                                                                                                                                                       State Compliance - Alabama Prepayment Penalty: PPP expired. Lender is XXX.                                                                     Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
XXX       XXX   XXX       XXX     XXX       127150215  XXX       $XXX      MD    6/XX/2007  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       127177182  XXX       $XXX      PA    10/XX/2007 Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       127150314  XXX       $XXX      VA    7/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
XXX       XXX   XXX       XXX     XXX       127150348  XXX       $XXX      IL    7/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       127150517  XXX       $XXX      PA    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.                                                                                                                                                                                                                                 did not disclose the e-mail fee of $XXX, the tax cert fee of $XXX or the wire                                                                  Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               fee of $XXX as prepaid finance charges.
XXX       XXX   XXX       XXX     XXX       127150551  XXX       $XXX      GA    7/XX/2007  Primary    Purchase                        1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       127150619  XXX       $XXX      RI    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       127150776  XXX       $XXX      TN    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.                                                                                                                                                                                                                                                                                                                                                     X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127177806  XXX       $XXX      MO    8/XX/2007  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       127150826  XXX       $XXX      AZ    8/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127150898  XXX       $XXX      MN    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation.                                                                                                                                                                                                                                                                                                                State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Assignee liability is unclear.  Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However,                              -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.                                                                                                                                                                                                                           effective 8/XX/07, although there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                mortgage loan, there is the potential that secondary market participants may be adversely affected.
XXX       XXX   XXX       XXX     XXX       127151005  XXX       $XXX      CA    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       127151044  XXX       $XXX      AZ    8/XX/2007  Primary    Refinance Cash-out -            3                                                                                                                                                                                                                                            3           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                                                                                   SELLER - GENERAL COMMENT (2019-08-XX): The final HUD-1 was                                                                                                                                                                                                                                                                                                 Yes      TR HUD
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                      located in the loan file. Please take note that it is common                                                                                                                                                                                                                                                                                                        Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.                                                                                                                                                                               practice for loans funded in a dry funding state, such as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Arizona where the subject loan was funded, not to have
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         signatures or a certified stamp.  Loans in the above
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         mentioned state are allowed to be funded prior to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         disbursement of funds and without the borrower(s) being
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         present to sign documents.  However, the HUD-1 must reflect that it is "Final", which it does.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL COMMENT (2019-08-XX): Agree that borrower is not required to sign but we do require either certified stamp or signature of settlement agent, neither of which is present on the Final HUD provided.  Exception remains.
XXX       XXX   XXX       XXX     XXX       127151061  XXX       $XXX      NJ    9/XX/2007  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       127151059  XXX       $XXX      MD    9/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127151126  XXX       $XXX      WA    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127151194  XXX       $XXX      NY    9/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX       XXX     XXX       127151392  XXX       $XXX      AL    10/XX/2007 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - Alabama Prepayment Penalty: Alabama Prepayment Penalty: Prepayment penalty not permissible under the Consumer Credit Act; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
XXX       XXX   XXX       XXX     XXX       127151567  XXX       $XXX      FL    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127151593  XXX       $XXX      NC    12/XX/2007 Primary    Refinance Rate/Term             2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127151602  XXX       $XXX      CA    2/XX/2008  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Loan may contain an impermissible prepayment penalty, depending on the lender's license type; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.                                                                                                                                                                                                                                                                                                                                                                                                  additional years) if a creditor uses the incorrect Model Form remains.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.
XXX       XXX   XXX       XXX     XXX       127151616  XXX       $XXX      IL    11/XX/2007 Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       127151691  XXX       $XXX      CA    1/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127151764  XXX       $XXX      UT    3/XX/2008  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX     XXX       127151808  XXX       $XXX      NJ    3/XX/2008  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.                                                                                                                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
XXX       XXX   XXX       XXX     XXX       127151796  XXX       $XXX      MN    3/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Miscellaneous Compliance - Missing Affiliated Business Arrangement Disclosure and fee(s) were paid to affiliate.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX       XXX     XXX       127151894  XXX       $XXX      MD    4/XX/2008  Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               parties: TIL appears to be final but not signed or initialed by borrower                                                                       Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
XXX       XXX   XXX       XXX     XXX       127179537  XXX       $XXX      NJ    3/XX/2008  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                     Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                                                                                                                                                              disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                     confirm that borrower received.
XXX       XXX   XXX       XXX     XXX       127152654  XXX       $XXX      IL    5/XX/2005  Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       127152736  XXX       $XXX      TX    10/XX/2007 Primary    Purchase                        3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                               Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                         Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                     Consummation: TIL in file indicated to be final, expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date but is not signed or dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                     confirm that borrower received.
XXX       XXX   XXX       XXX     XXX       127152975  XXX       $XXX      MA    2/XX/2007  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                     parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received
XXX       XXX   XXX       XXX     XXX       127153424  XXX       $XXX      MD    10/XX/2005 Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                   Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                         -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                     Consummation: TIL in file indicated to be final, expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine the   of units, compliance results were generated using a defaulted value.: Valuation Type: Stated / Valuation Report Date: 10/XX/2005                                                                                                                                                                                                                                               disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
XXX       XXX   XXX       XXX     XXX       127153522  XXX       $XXX      NY    7/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127180551  XXX       $XXX      CA    6/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.                                                                                                                                                                                                                                             Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       127153573  XXX       $XXX      MD    6/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       127153804  XXX       $XXX      NY    10/XX/2006 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127153881  XXX       $XXX      NY    12/XX/2006 Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       127154201  XXX       $XXX      CA    2/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                            State Compliance - California Primary Residence Late Charge Percent Testing: 10%                                                               Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       late charge exceeds 6% maximum per state (CA).                                                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       127154252  XXX       $XXX      GA    2/XX/2007  Primary    Purchase                        3                                                                                                                                                                                                                                            3           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                        Yes      TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       127154368  XXX       $XXX      NC    3/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       127154417  XXX       $XXX      IL    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       127154405  XXX       $XXX      LA    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       127154642  XXX       $XXX      IL    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
XXX       XXX   XXX       XXX     XXX       127181722  XXX       $XXX      MA    8/XX/2003  Primary    Purchase                        3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                                                                                   SELLER - GENERAL COMMENT (2019-08-XX): The missing document   Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                        Yes      TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                               has been located and uploaded                                                                                                                                                                                                                                                                                                                                       Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                      REVIEWER - GENERAL COMMENT (2019-08-XX): Trailing Doc not
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                provided.  Exception remains.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                                                                                                                                                                                                                                                                                                                                    SELLER - GENERAL COMMENT (2019-09-XX): The missing document has been located and uploaded
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL COMMENT (2019-09-XX): HUD provided is not signed or stamped.  Exception remains.
XXX       XXX   XXX       XXX     XXX       127154891  XXX       $XXX      MA    5/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In                             -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                                                                                                                                                                     Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
XXX       XXX   XXX       XXX     XXX       127155045  XXX       $XXX      NJ    11/XX/2005 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       127155052  XXX       $XXX      FL    1/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX     XXX       127182122  XXX       $XXX      FL    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Home Improvement                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX     XXX       127155155  XXX       $XXX      NH    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       127155183  XXX       $XXX      FL    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       127155269  XXX       $XXX      MO    1/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX     XXX       127182385  XXX       $XXX      TX    2/XX/2008  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1 Business Day Prior to Closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.  Borrower was not provided copy of Application 1 day prior to closing.                                                                                                                                                                                                                                                                                                        State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1 Business Day Prior to Closing): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the                        State - NC
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.                                                                                                                                                                                                                                                                                         lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.                                                                                                                                                                                                                                                                                                                                        comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.                                                                                                                                                                                                                                                                                                           and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Final Loan Application): Texas Constitution Section 50(a)(6): No evidence the borrower(s) received a copy of the final loan application at or prior to closing.                                                                                                                                                                                                                                                                                                                                                              State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Mortgage loan can be foreclosed upon by means other than a court order): Texas Constitution Section 50(a)(6): Mortgage loan can be foreclosed upon by means other than a court order.                                                                                                                                                                                                                                                                                                                                        lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.                                                                                                                                                                                                                                                                                                                                                    comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.                                                                                                                                                                                                                                                                    and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation                                                                                                                                                 and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                to verify property value/LTV                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1)
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.                                                                                                                                                                                                                                                                                                                                                                                       fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX 50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(1)-(5) or (8). Unable to determine purpose of additional debt secured by the homestead.                                                                                                                                                                                                                                                    any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.                                                                                                                                                                                                                                         spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.                                                                                                                                                                                                                                                                                                   State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Final Loan Application): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.                                                                                                                                                                                                                                                                                                                               holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Mortgage loan can be foreclosed upon by means other than a court order): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX     XXX       127155480  XXX       $XXX      NY    2/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Percent Testing: 4% late charges exceeds                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              2% maximum per state (NY).                                                                                                                     X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure                                                                Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 is not a fee issue - appears to be DSI related.                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                   Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                            Consummation: TIL in file indicated to be final, expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                       disbursement and/or note date but is not signed or dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       127155541  XXX       $XXX      IL    3/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either a Preliminary or Final                                                                                 2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     title.                                                                                                                                          [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.                                                                                              parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: Final payment on                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   final TIL does not match calculated final payment due to DSI.                                                                                  X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                            Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               confirm that borrower received.                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.                                                                                                                                                                                                                                                                                                                           Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       127182533  XXX       $XXX      NJ    5/XX/2006  Primary    Refinance Rate/Term             2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       127155587  XXX       $XXX      NJ    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  file does not contain Preliminary or Final Title                                                                                    2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       127182666  XXX       $XXX      NJ    7/XX/2006  Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.                                                                                              parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                   Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   Consummation: TIL in file indicated to be final, expected funding date same as                                                                 X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                            disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               confirm that borrower received.                                                                                                                Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       127155720  XXX       $XXX      FL    8/XX/2006  Second     Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                            Home       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                     parties: TIL appears to be final but not signed nor initialed by borrower                                                                      violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       127182742  XXX       $XXX      MA    9/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either a Preliminary or Final                                                                                 3           [3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                Tested   TR Tested
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Title.                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       State Compliance - Massachusetts Late Charge Percent Testing: 4% late charge                                                                   State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                      exceeds the 3% maximum per state - MA.                                                                                                         particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                           Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure                                                                Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.                                                                                              is in the payments due to the simple interest payment calculation.                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                            Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                       disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               confirm that borrower received.                                                                                                                Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       127155959  XXX       $XXX      MD    1/XX/2007  Primary    Refinance Rate/Term             2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.                                                                                              parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     violations.
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                            Consummation: TIL in file is indicated to be final, expected funding date same                                                                 X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               as disbursement and/or note date but is not signed or dated by borrower so                                                                     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                           cannot confirm that borrower received.                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX     XXX       127155987  XXX       $XXX      NM    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  file doe not contain evidence of Preliminary or final                                                                               2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Title                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              parties: TIL appears to be final but not signed nor initialed by borrower                                                                      violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.                                                                                                                                                                                                                                                                                                                                                                                              Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       127155981  XXX       $XXX      NJ    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                               Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       127156097  XXX       $XXX      NJ    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  TIL appears to be final but not signed nor initialed by                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     borrower.                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.                                                                                              Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 Consummation: TIL in file indicated to be final, expected funding date same as                                                                 X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                   disbursement and/or note date but is not signed or                                                                                             Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   dated by borrower so cannot confirm that borrower received.                                                                                    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       127156120  XXX       $XXX      FL    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.                                                                                              appears to be payment stream related, due to DSI.                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                            disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                confirm that borrower received.                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       127156141  XXX       $XXX      CA    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.                                                                                              Consummation: TIL in file indicated to be final, expected funding date same as                                                                 X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                            confirm that borrower received.                                                                                                                Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.                                                                                                                                                                                                                                                                                                                           Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       127183181  XXX       $XXX      NJ    5/XX/2007  Primary    Refinance Cash-out -            3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank                                                                                                                                                                                                                                                                                                                                          Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required                                                                      Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                           Tested   TR Tested
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         parties is blank: TIL appears to be final but not signed nor initialed by                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       borrower.                                                                                                                                      Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure                                                                violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   due to the Daily Simple Interest calculation payment stream.                                                                                   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                            Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.                                                                                                                                                                            confirm that borrower received.                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX     XXX       127156332  XXX       $XXX      MA    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In                             -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                      parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                           Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.                                                                                              Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                            confirm that borrower received.                                                                                                                Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       127183210  XXX       $XXX      CT    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                       Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.                                                                                              determine under disclosure due to missing Itemization of Amount Financed.                                                                      Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                            Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                       disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       127156275  XXX       $XXX      NJ    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary of Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.:                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               Signature not date nor is TIL signed                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                            parties: TIL appears to be final but not signed nor initialed by borrower                                                                      Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: due to payment                                                                  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                                                                                                                                                              stream variance- DSI loan                                                                                                                      Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                     disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
XXX       XXX   XXX       XXX     XXX       127183511  XXX       $XXX      RI    10/XX/2007 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided.                                                                                                                                                                                     Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TIL in                                                                 State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): A court, as injunctive relieve to an aggrieved consumer, may issue an order or injunction barring any judicial or non-judicial foreclosure                          State - NC
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis.                                                                                                                                                                                                                                                  file indicated to be final, expected funding date same as disbursement and/or                                                                  or other lender action under the mortgage or deed of trust securing any home mortgage loan which violates this chapter (RI Stat 34-25.2-8)
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided.                                                                                                                                                                                                         note date but is not signed or dated by borrower so cannot confirm that borrower                                                               State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File): A court, as injunctive relieve to an aggrieved consumer, may issue an order or injunction barring any judicial or non-judicial foreclosure or other lender action under the mortgage or deed of
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (Missing Data) Last Transaction Date: Last Transaction Date Missing.  Unable to conclusively determine if loan is subject to Rhode Island Tangible Net Benefit                                                                                                                                                                                                                                                   received.                                                                                                                                      trust securing any home mortgage loan which violates this chapter (RI Stat 34-25.2-8)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): A court, as injunctive relieve to an aggrieved consumer, may issue an order or injunction barring any judicial or non-judicial foreclosure or other
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     lender action under the mortgage or deed of trust securing any home mortgage loan which violates this chapter (RI Stat 34-25.2-8)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               Federal Compliance - Final TIL Finance Charge Under Disclosed: Underdisclosure                                                                 State Compliance - (Missing Data) Last Transaction Date: A court, as injunctive relieve to an aggrieved consumer, may issue an order or injunction barring any judicial or non-judicial foreclosure or other lender action under the mortgage or deed of trust securing any
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 due to daily simple monthly payment calculation.                                                                                               home mortgage loan which violates this chapter (RI Stat 34-25.2-8)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                               X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                                                                                                                                                                              Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.                                                                                                                                                                                                                                                                                                                           Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX     XXX       127156551  XXX       $XXX      NJ    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.                                                                                              Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                            Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                                                                                                                                                              disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               confirm that borrower received.                                                                                                                Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       127156650  XXX       $XXX      NJ    1/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.                                                                                              Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 disbursement and/or note date but is not signed or                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                   dated by borrower so cannot confirm that borrower received.                                                                                    Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       127156705  XXX       $XXX      IL    1/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.                                                                                              Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                            Consummation: TIL in file is indicated to be final, expected funding date same                                                                 X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                       as disbursement and/or note date but is not signed or dated by borrower so                                                                     Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               cannot confirm that borrower received.                                                                                                         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX     XXX       127157659  XXX       $XXX      CT    6/XX/2007  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       127157425  XXX       $XXX      CA    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127157769  XXX       $XXX      NY    1/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.                                                                                              period less than 15 day minimum per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                        State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                2% maximum per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127158118  XXX       $XXX      ME    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127158192  XXX       $XXX      MA    2/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Massachusetts Open End Late Charge Grace Period Testing: 10                                                                 State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In                             -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              day grace period is less than 15 day minimum per state (MA).                                                                                   particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                                                                                                                                                                     Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.
XXX       XXX   XXX       XXX     XXX       127185326  XXX       $XXX      MO    5/XX/2001  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2001 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127144838  XXX       $XXX      CA    6/XX/2005  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005.
XXX       XXX   XXX       XXX     XXX       127145134  XXX       $XXX      MI    11/XX/2004 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.                                                                                                                                                                                                                                                                                                                         State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I                              -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.                                                                                                                                                                                                                                                                                                                                                        violations arising from servicing or collecting.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                     State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  servicing or collecting.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127145005  XXX       $XXX      NC    12/XX/2007 Second     Purchase                        1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                            Home
XXX       XXX   XXX       XXX     XXX       127172159  XXX       $XXX      CA    4/XX/2005  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
XXX       XXX   XXX       XXX     XXX       127145143  XXX       $XXX      MD    3/XX/2005  Primary    Refinance Cash-out -            2                [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                     2           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       127145215  XXX       $XXX      CA    4/XX/2005  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  -
XXX       XXX   XXX       XXX     XXX       127145923  XXX       $XXX      CA    1/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Home Improvement                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127146159  XXX       $XXX      CA    4/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       violations.
XXX       XXX   XXX       XXX     XXX       127146226  XXX       $XXX      VA    3/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX       XXX     XXX       127146328  XXX       $XXX      VA    2/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127146516  XXX       $XXX      MO    1/XX/2006  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.                                                                                                                                                                                                                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       127146586  XXX       $XXX      NY    6/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       127146719  XXX       $XXX      OH    7/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127146713  XXX       $XXX      IN    8/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       127146802  XXX       $XXX      NY    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX     XXX       127146907  XXX       $XXX      CA    1/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       127146987  XXX       $XXX      MI    1/XX/2007  Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                           State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.                                                                                                                                                                                                                                                                                                                                                        arising from servicing or collecting.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                     State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.                                                                                                                                                                                                                                             servicing or collecting.
XXX       XXX   XXX       XXX     XXX       127147068  XXX       $XXX      TX    11/XX/2006 Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       violations.
XXX       XXX   XXX       XXX     XXX       127147112  XXX       $XXX      RI    10/XX/2006 Investment Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - Rhode Island Prepayment Penalty Non-Purchase Test: Rhode Island Prepayment Penalty:  Non-purchase loan contains a prepayment penalty which was not disclosed to the borrower in writing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       127147289  XXX       $XXX      CA    5/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127147249  XXX       $XXX      TX    12/XX/2006 Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127147377  XXX       $XXX      GA    11/XX/2006 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       127147441  XXX       $XXX      FL    2/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127147382  XXX       $XXX      GA    12/XX/2006 Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        determine under disclosure due to missing Itemization of Amount Financed.
XXX       XXX   XXX       XXX     XXX       127147528  XXX       $XXX      MA    5/XX/2007  Primary    Refinance Rate/Term             3                                                                                                                                                                                                                                            3           [3] State Compliance - Massachusetts Borrower's Interest Tangible Net Benefit Test: Massachusetts Home Loan: Unable to determine if mortgage loan was refinanced within 60 months without providing a tangible net benefit to the borrower due to missing prior loan information.                                                                                                                                                                                                                                        SELLER - GENERAL COMMENT (2019-09-XX): The Financial Benefits State Compliance - Massachusetts Borrower's Interest Tangible Net Benefit Test: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In particular, it is probable that a                        State - NC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Worksheet for the subject loan has been located. Please note  violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         the subject loan closed concurrently with a new 1st loan on   practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 05/XX/2007 in which the net proceeds were used to pay off a purchase money 2nd obtained when the borrower purchased the subject property on 08/XX/2006. We have attached the fully executed final HUD-1 for the subject loan, new 1st loan on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         05/XX/2007 and the fully executed final HUD-1 for both the purchase transaction that shows the 1st loan and purchase
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         money 2nd loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL COMMENT (2019-09-XX): XXX was unable to determine a benefit to the borrower, considering all
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         circumstances, based on the documentation provided in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         loan file and at rebuttal. While the first lien is paying off the two previous liens, the new second lien funds are being used to supplement what the new first lien did not cover when paying off the previous two liens. The total monthly
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         obligation between the original second lien and the new
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         second lien increased as did the overall monthly payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         between the two previous liens and the two new liens. While the second lien does provide a substantial amount of cash in hand, the funds were required to satisfy the remaining
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         portion of the previous second lien that the new first lien did not cover. Without the funds, title would be clouded, and the subject lien would have been in third lien position. With that said, the cash out for this loan would not be considered a benefit to the borrower.
XXX       XXX   XXX       XXX     XXX       127147619  XXX       $XXX      WI    3/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              violations.
XXX       XXX   XXX       XXX     XXX       127147631  XXX       $XXX      CA    4/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
XXX       XXX   XXX       XXX     XXX       127147853  XXX       $XXX      SC    5/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.                                                                                                                                                                                                                                             State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an                            -
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                               assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
XXX       XXX   XXX       XXX     XXX       127148510  XXX       $XXX      MI    4/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                        Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization                                                                 State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I                              -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                        did not disclose an unspecified Recording (service) fee of $XXX and a Flood Cert                                                               violations arising from servicing or collecting.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.                                                                                                                                                                                                                      fee of $XXX as prepaid finance charges.                                                                                                        State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.                                                                                                                                                                                                                                             from servicing or collecting.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX     XXX       127148856  XXX       $XXX      CT    4/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127176172  XXX       $XXX      CA    5/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127149328  XXX       $XXX      CA    5/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
XXX       XXX   XXX       XXX     XXX       127149650  XXX       $XXX      NY    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127176621  XXX       $XXX      NJ    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3                                -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.                                                                                                                                                                                                                   additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
XXX       XXX   XXX       XXX     XXX       127149733  XXX       $XXX      GA    5/XX/2007  Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       State Compliance - Georgia Home Loan (Late Charge): 10% late charge exceeds 5%                                                                 Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Georgia Home Loan (Late Charge): Georgia Home Loan:  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period of less than ten (10) days.                                                                                                                                                                                                                                      maximum per state GA .                                                                                                                         State Compliance - Georgia Home Loan (Late Charge): Assignee Liability:  Any person who purchases, is assigned or otherwise becomes a holder of a high cost home loan will be subject to all affirmative claims and defenses that the borrower could assert against the creditor of the high cost home loan, including the right of rescission which applies regardless of whether the safe harbor provision is met.  In an action brought by a borrower against an assignee: (i) the borrower may only assert the action individually and any relief granted may not exceed the sum of the amount of all remaining indebtedness of the borrower and reasonable attorneys' fees in the individual action; (ii) the borrower may only assert a claim of a violation of the flipping and prohibited high cost home loan provisions in response to the holder's notice of acceleration or foreclosure notice; and (iii) the borrower must bring the action within one year from the date of the occurrence of the violation, except in defense by recoupment or setoff.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Note:  Loans originated between 10/XX/02 and 3/XX/03 are subject to the Original GAFLA.  Rating Agencies will not rate GA loans originated during this time period.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Late Charge:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       For loans subject to Original GAFLA (10/XX/2002 to 3/XX/2003), material violation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       For loans not subject to Original GAFLA (on or after 3/XX/03), late charge violations could be downgraded to an EV2 depending on statute of limitations.
XXX       XXX   XXX       XXX     XXX       127149822  XXX       $XXX      CA    7/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                                                                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
XXX       XXX   XXX       XXX     XXX       127177252  XXX       $XXX      AZ    7/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127150146  XXX       $XXX      IL    7/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       127177453  XXX       $XXX      DC    7/XX/2007  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       127150479  XXX       $XXX      WA    7/XX/2007  Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX     XXX       127150930  XXX       $XXX      CA    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127178184  XXX       $XXX      NY    10/XX/2007 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127151292  XXX       $XXX      OH    10/XX/2007 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application.                                                                                                                                                                                                                                                  State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.                                                                                                                                                                                                                                                                                                                 defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
XXX       XXX   XXX       XXX     XXX       127151736  XXX       $XXX      NJ    1/XX/2008  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       127152806  XXX       $XXX      GA    1/XX/2008  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                   parties: TIL appears to be final but not signed nor initialed by borrower                                                                      violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                     disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        dated by borrower so cannot confirm that borrower received.
XXX       XXX   XXX       XXX     XXX       127152825  XXX       $XXX      TX    9/XX/2007  Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
XXX       XXX   XXX       XXX     XXX       127152842  XXX       $XXX      RI    12/XX/2006 Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                     determine under disclosure due to missing itemization of amount financed.                                                                      Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Consummation: TIL in file indicated to be final, expected funding date same as disbursement date and/or note date but is not signed or dated by borrower so cannot confirm that borrower received
XXX       XXX   XXX       XXX     XXX       127153098  XXX       $XXX      GA    9/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                     Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        confirm that borrower received.
XXX       XXX   XXX       XXX     XXX       127153341  XXX       $XXX      MD    11/XX/2006 UTD        UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                         UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       127153707  XXX       $XXX      CO    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       127180944  XXX       $XXX      RI    1/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - Rhode Island Ability to Repay Reliable Documentation: Rhode Island High-Cost Loan:  Borrower's ability to repay not verified with reliable documentation.                                                                                                                                                                                                                                                        State Compliance - (State High Cost Provision) Rhode Island Late Charge: 5% late                                                               State Compliance - Rhode Island Ability to Repay Reliable Documentation: """Assignee Liability:  A borrower may bring a claim against an assignee or subsequent holder of a high cost home loan under two separate provisions of the Act. The rights conferred on borrowers by                        HC - High Cost
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [3] State Compliance - Rhode Island Assignee Disclosure: Rhode Island High-Cost Loan:  Mandatory purchaser/assignee disclosure not contained on document that creates debt or pledges property as collateral.                                                                                                                                                                                                                           charge exceeds 3% maximum late charge per state.  (RI - high cost loan)                                                                        these two provisions are independent of each other and do not limit each other.                                                                                                                                                                                                                       (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - Rhode Island Balloon Test: Rhode Island High-Cost Loan: Final balloon payment twice as much as regular payment.  Note:  Does not apply when the payment schedule is adjusted to the seasonal or irregular income of the borrower.                                                                                                                                                                                                                                                                                                                               (1) Any person who purchases or is otherwise assigned a high cost home loan will be subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor. Significantly, this liability does not appear to
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - Rhode Island Financed Fees: Rhode Island High-Cost Loan:  Fees financed in excess of the greater of five percent (5%) or $XXX.                                                                                                                                                                                                                                                                                                                                                                                                                                  be independently capped or subject to any limitations periods. Further, class actions appear to be permitted.
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - Rhode Island Home Loan Protection Act Counseling Received: Rhode Island High-Cost Loan: No evidence of certification from a HUD-approved third party counselor that borrower has received counseling on the advisability of the loan transaction.                                                                                                                                                                                                                                                                                                               (2) A borrower may also assert against any subsequent holder or assignee of a high cost home loan any claims that the borrower could assert against the original creditor. Any such claims must be brought only in an individual capacity and are limited to amounts required
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - Rhode Island Home Loan Protection Act Disclosure: Rhode Island High-Cost Loan: Borrower was not provided with the Consumer Caution and Home Ownership Counseling Notice and Certification.                                                                                                                                                                                                                                                                                                                                                                      to reduce or extinguish the borrower's liability under the high cost home loan plus costs, including reasonable attorneys' fees.
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (State High Cost Provision) Rhode Island Late Charge: Rhode Island High-Cost Loan:  Loan contains an impermissible late charge.                                                                                                                                                                                                                                                                                                                                                                                                                                 Effective June 20, 2007, HB 5485 and SB 371 revise the liability provisions to create one single cause of action against assignees. As revised, any person who purchases or is otherwise assigned a high cost home loan will continue to be subject to all affirmative claims
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (State High Cost) Rhode Island High-Cost Loan (Points and Fees): Rhode Island Home Loan Protection Act: Points and Fees on subject loan of 5.84527% is in excess of the allowable maximum of  5.00000% of the Total Loan Amount. Points and Fees total $XXX on a Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .84527%).  Non-Compliant High Cost Loan.                                                                                                                                                                       and any defenses that the borrower could assert against the original creditor.  Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower's liability under the high cost home loan plus costs,
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona Fide): Rhode Island Home Loan: No documentation in loan file to confirm third party fees listed on the HUD-1.                                                                                                                                                                                                                                                                                                                                                  including reasonable attorneys' fees.   Any such claim may be asserted by a borrower acting only in an individual capacity and must be asserted as follows: (a) Within five years of the closing of a high cost home loan, if the claim is an original action relating to a
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      violation of the Act; and (b) With respect to any defense, claim, counterclaim, or action to enjoin foreclosure or preserve or obtain possession of the home that secures the loan, at any time during the term of the high cost home loan, after an action to collect on the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    high cost home loan or foreclose on the collateral securing the high cost home loan has been initiated or the debt arising from the high cost home loan has been accelerated or the high cost home loan has become sixty days in default."""
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              State Compliance - Rhode Island Assignee Disclosure: "Assignee Liability:  A borrower may bring a claim against an assignee or subsequent holder of a high cost home loan under two separate provisions of the Act. The rights conferred on borrowers by these two provisions
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.                                                                                                                                                                                                                                                                                                                                                                                              are independent of each other and do not limit each other.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                                                                                                                           (1) Any person who purchases or is otherwise assigned a high cost home loan will be subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor. Significantly, this liability does not appear to
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          be independently capped or subject to any limitations periods. Further, class actions appear to be permitted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  (2) A borrower may also assert against any subsequent holder or assignee of a high cost home loan any claims that the borrower could assert against the original creditor. Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower's liability under the high cost home loan plus costs, including reasonable attorneys' fees.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Effective June 20, 2007, HB 5485 and SB 371 revise the liability provisions to create one single cause of action against assignees. As revised, any person who purchases or is otherwise assigned a high cost home loan will continue to be subject to all affirmative claims and any defenses that the borrower could assert against the original creditor.  Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower's liability under the high cost home loan plus costs,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       including reasonable attorneys' fees.   Any such claim may be asserted by a borrower acting only in an individual capacity and must be asserted as follows: (a) Within five years of the closing of a high cost home loan, if the claim is an original action relating to a violation of the Act; and (b) With respect to any defense, claim, counterclaim, or action to enjoin foreclosure or preserve or obtain possession of the home that secures the loan, at any time during the term of the high cost home loan, after an action to collect on the high cost home loan or foreclose on the collateral securing the high cost home loan has been initiated or the debt arising from the high cost home loan has been accelerated or the high cost home loan has become sixty days in default."
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - Rhode Island Balloon Test: "Assignee Liability:  A borrower may bring a claim against an assignee or subsequent holder of a high cost home loan under two separate provisions of the Act. The rights conferred on borrowers by these two provisions are independent of each other and do not limit each other.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (1) Any person who purchases or is otherwise assigned a high cost home loan will be subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor. Significantly, this liability does not appear to be independently capped or subject to any limitations periods. Further, class actions appear to be permitted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (2) A borrower may also assert against any subsequent holder or assignee of a high cost home loan any claims that the borrower could assert against the original creditor. Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower's liability under the high cost home loan plus costs, including reasonable attorneys' fees.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Effective June 20, 2007, HB 5485 and SB 371 revise the liability provisions to create one single cause of action against assignees. As revised, any person who purchases or is otherwise assigned a high cost home loan will continue to be subject to all affirmative claims and any defenses that the borrower could assert against the original creditor.  Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower's liability under the high cost home loan plus costs,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       including reasonable attorneys' fees.   Any such claim may be asserted by a borrower acting only in an individual capacity and must be asserted as follows: (a) Within five years of the closing of a high cost home loan, if the claim is an original action relating to a violation of the Act; and (b) With respect to any defense, claim, counterclaim, or action to enjoin foreclosure or preserve or obtain possession of the home that secures the loan, at any time during the term of the high cost home loan, after an action to collect on the high cost home loan or foreclose on the collateral securing the high cost home loan has been initiated or the debt arising from the high cost home loan has been accelerated or the high cost home loan has become sixty days in default."
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - Rhode Island Financed Fees: "Assignee Liability:  A borrower may bring a claim against an assignee or subsequent holder of a high cost home loan under two separate provisions of the Act. The rights conferred on borrowers by these two provisions are independent of each other and do not limit each other.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (1) Any person who purchases or is otherwise assigned a high cost home loan will be subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor. Significantly, this liability does not appear to be independently capped or subject to any limitations periods. Further, class actions appear to be permitted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (2) A borrower may also assert against any subsequent holder or assignee of a high cost home loan any claims that the borrower could assert against the original creditor. Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower's liability under the high cost home loan plus costs, including reasonable attorneys' fees.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Effective June 20, 2007, HB 5485 and SB 371 revise the liability provisions to create one single cause of action against assignees. As revised, any person who purchases or is otherwise assigned a high cost home loan will continue to be subject to all affirmative claims and any defenses that the borrower could assert against the original creditor.  Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower's liability under the high cost home loan plus costs,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       including reasonable attorneys' fees.   Any such claim may be asserted by a borrower acting only in an individual capacity and must be asserted as follows: (a) Within five years of the closing of a high cost home loan, if the claim is an original action relating to a violation of the Act; and (b) With respect to any defense, claim, counterclaim, or action to enjoin foreclosure or preserve or obtain possession of the home that secures the loan, at any time during the term of the high cost home loan, after an action to collect on the high cost home loan or foreclose on the collateral securing the high cost home loan has been initiated or the debt arising from the high cost home loan has been accelerated or the high cost home loan has become sixty days in default."
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - Rhode Island Home Loan Protection Act Counseling Received: "Assignee Liability:  A borrower may bring a claim against an assignee or subsequent holder of a high cost home loan under two separate provisions of the Act. The rights conferred on borrowers by these two provisions are independent of each other and do not limit each other.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (1) Any person who purchases or is otherwise assigned a high cost home loan will be subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor. Significantly, this liability does not appear to be independently capped or subject to any limitations periods. Further, class actions appear to be permitted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (2) A borrower may also assert against any subsequent holder or assignee of a high cost home loan any claims that the borrower could assert against the original creditor. Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower's liability under the high cost home loan plus costs, including reasonable attorneys' fees.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Effective June 20, 2007, HB 5485 and SB 371 revise the liability provisions to create one single cause of action against assignees. As revised, any person who purchases or is otherwise assigned a high cost home loan will continue to be subject to all affirmative claims and any defenses that the borrower could assert against the original creditor.  Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower's liability under the high cost home loan plus costs,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       including reasonable attorneys' fees.   Any such claim may be asserted by a borrower acting only in an individual capacity and must be asserted as follows: (a) Within five years of the closing of a high cost home loan, if the claim is an original action relating to a violation of the Act; and (b) With respect to any defense, claim, counterclaim, or action to enjoin foreclosure or preserve or obtain possession of the home that secures the loan, at any time during the term of the high cost home loan, after an action to collect on the high cost home loan or foreclose on the collateral securing the high cost home loan has been initiated or the debt arising from the high cost home loan has been accelerated or the high cost home loan has become sixty days in default."
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - Rhode Island Home Loan Protection Act Disclosure: "Assignee Liability:  A borrower may bring a claim against an assignee or subsequent holder of a high cost home loan under two separate provisions of the Act. The rights conferred on borrowers by these two provisions are independent of each other and do not limit each other.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (1) Any person who purchases or is otherwise assigned a high cost home loan will be subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor. Significantly, this liability does not appear to be independently capped or subject to any limitations periods. Further, class actions appear to be permitted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (2) A borrower may also assert against any subsequent holder or assignee of a high cost home loan any claims that the borrower could assert against the original creditor. Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower's liability under the high cost home loan plus costs, including reasonable attorneys' fees.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Effective June 20, 2007, HB 5485 and SB 371 revise the liability provisions to create one single cause of action against assignees. As revised, any person who purchases or is otherwise assigned a high cost home loan will continue to be subject to all affirmative claims and any defenses that the borrower could assert against the original creditor.  Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower's liability under the high cost home loan plus costs,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       including reasonable attorneys' fees.   Any such claim may be asserted by a borrower acting only in an individual capacity and must be asserted as follows: (a) Within five years of the closing of a high cost home loan, if the claim is an original action relating to a violation of the Act; and (b) With respect to any defense, claim, counterclaim, or action to enjoin foreclosure or preserve or obtain possession of the home that secures the loan, at any time during the term of the high cost home loan, after an action to collect on the high cost home loan or foreclose on the collateral securing the high cost home loan has been initiated or the debt arising from the high cost home loan has been accelerated or the high cost home loan has become sixty days in default."
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (State High Cost Provision) Rhode Island Late Charge: "Assignee Liability:  A borrower may bring a claim against an assignee or subsequent holder of a high cost home loan under two separate provisions of the Act. The rights conferred on borrowers by these two provisions are independent of each other and do not limit each other.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (1) Any person who purchases or is otherwise assigned a high cost home loan will be subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor. Significantly, this liability does not appear to be independently capped or subject to any limitations periods. Further, class actions appear to be permitted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (2) A borrower may also assert against any subsequent holder or assignee of a high cost home loan any claims that the borrower could assert against the original creditor. Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower's liability under the high cost home loan plus costs, including reasonable attorneys' fees.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Effective June 20, 2007, HB 5485 and SB 371 revise the liability provisions to create one single cause of action against assignees. As revised, any person who purchases or is otherwise assigned a high cost home loan will continue to be subject to all affirmative claims and any defenses that the borrower could assert against the original creditor.  Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower's liability under the high cost home loan plus costs,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       including reasonable attorneys' fees.   Any such claim may be asserted by a borrower acting only in an individual capacity and must be asserted as follows: (a) Within five years of the closing of a high cost home loan, if the claim is an original action relating to a violation of the Act; and (b) With respect to any defense, claim, counterclaim, or action to enjoin foreclosure or preserve or obtain possession of the home that secures the loan, at any time during the term of the high cost home loan, after an action to collect on the high cost home loan or foreclose on the collateral securing the high cost home loan has been initiated or the debt arising from the high cost home loan has been accelerated or the high cost home loan has become sixty days in default."
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (State High Cost) Rhode Island High-Cost Loan (Points and Fees): "Assignee Liability:  A borrower may bring a claim against an assignee or subsequent holder of a high cost home loan under two separate provisions of the Act. The rights conferred on borrowers by these two provisions are independent of each other and do not limit each other.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (1) Any person who purchases or is otherwise assigned a high cost home loan will be subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor. Significantly, this liability does not appear to be independently capped or subject to any limitations periods. Further, class actions appear to be permitted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (2) A borrower may also assert against any subsequent holder or assignee of a high cost home loan any claims that the borrower could assert against the original creditor. Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower's liability under the high cost home loan plus costs, including reasonable attorneys' fees.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Effective June 20, 2007, HB 5485 and SB 371 revise the liability provisions to create one single cause of action against assignees. As revised, any person who purchases or is otherwise assigned a high cost home loan will continue to be subject to all affirmative claims and any defenses that the borrower could assert against the original creditor.  Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower's liability under the high cost home loan plus costs,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       including reasonable attorneys' fees.   Any such claim may be asserted by a borrower acting only in an individual capacity and must be asserted as follows: (a) Within five years of the closing of a high cost home loan, if the claim is an original action relating to a violation of the Act; and (b) With respect to any defense, claim, counterclaim, or action to enjoin foreclosure or preserve or obtain possession of the home that secures the loan, at any time during the term of the high cost home loan, after an action to collect on the high cost home loan or foreclose on the collateral securing the high cost home loan has been initiated or the debt arising from the high cost home loan has been accelerated or the high cost home loan has become sixty days in default."
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona Fide): A court, as injunctive relieve to an aggrieved consumer, may issue an order or injunction barring any judicial or non-judicial foreclosure or other lender action under the mortgage or deed of trust securing any home mortgage loan which violates this chapter (RI Stat 34-25.2-8)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX     XXX       127180978  XXX       $XXX      MD    1/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127154345  XXX       $XXX      PA    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       127154587  XXX       $XXX      MI    11/XX/2002 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Missing both the Preliminary and Final Title.                                                                                       2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                     Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2002.                                                                                              Disclosure Not Provided Within 3 Business Days of Application: Affiliate was not                                                               X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 part of the subject transaction.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX     XXX       127181624  XXX       $XXX      IL    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
XXX       XXX   XXX       XXX     XXX       127154718  XXX       $XXX      GA    9/XX/1999  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                                                                                                                                                                                                                                                                               Loan File - (Missing Doc) Incomplete loan images/file: File only contains        SELLER - GENERAL COMMENT (2019-08-XX): he missing document    Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                           UTD      Indeterminable
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                Mortgage. Compliance testing not completed.                                      has been located and uploaded as Affidavit of Lost Note.      Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/1999 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                          REVIEWER - GENERAL COMMENT (2019-08-XX): LNA included in      Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                               original file.  Missing Note.  Exception remains.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - TILA - Final TIL Missing
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       127181797  XXX       $XXX      NJ    6/XX/2004  Primary    Refinance UTD                   3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                   Yes      TR
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                                                                                                                                                                         creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as                         Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral                         (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine the   of units, compliance results were generated using a defaulted value.: Valuation Type: Stated / Valuation Report Date: <empty>                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX     XXX       127155647  XXX       $XXX      NY    7/XX/2006  Primary    Refinance Rate/Term             2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              2% maximum per state (NY).                                                                                                                     X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.                                                                                              parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                            disbursement and/or note date but is not signed or dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                       confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       127155904  XXX       $XXX      IL    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.                                                                                              parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                            Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                       Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                     confirm that borrower received.
XXX       XXX   XXX       XXX     XXX       127156036  XXX       $XXX      CA    4/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     violations.
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        contain the following clauses:: Due On Sale Clause, Mortgagors requirement to maintain                                                                                                                                                  [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.                                                                                              Consummation: TIL in file indicated to be final, expected funding date same as                                                                 X, for these type of violations.
                                                                                                                                                        adequate insurance at the mortgagor's own expense, Holder's right to foreclose,                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Homestead Exemption Waiver                                                                                                                                                                                                              [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                   confirm that borrower received.                                                                                                                Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       127156258  XXX       $XXX      NJ    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TIL in                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              file indicated to be final, expected funding date same as disbursement and/or                                                                  X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             note date but is not signed or dated by borrower so cannot confirm that borrower                                                               Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               received.                                                                                                                                      Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                   parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       127183539  XXX       $XXX      NJ    10/XX/2007 Primary    Refinance Rate/Term             2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     X, for these type of violations.
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                            Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                       Consummation: TIL in file is indicated to be final, expected funding date same                                                                 Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               as disbursement and/or note date but is not signed or dated by borrower so                                                                     Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                     cannot confirm that borrower received.
XXX       XXX   XXX       XXX     XXX       127183615  XXX       $XXX      NC    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.                                                                                              Federal Compliance - Final TIL Finance Charge Under Disclosed: Underdisclosure                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   due to daily simple monthly payment calculation.                                                                                               X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                            Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               confirm that borrower received.                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.                                                                                                                                                                                                                                                                                                                           Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                 [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       127157134  XXX       $XXX      FL    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127156975  XXX       $XXX      FL    6/XX/2005  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX     XXX       127157124  XXX       $XXX      FL    2/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127157213  XXX       $XXX      FL    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX       XXX     XXX       127157228  XXX       $XXX      FL    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
XXX       XXX   XXX       XXX     XXX       127157232  XXX       $XXX      CA    12/XX/2002 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127157260  XXX       $XXX      CA    9/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127184268  XXX       $XXX      CA    12/XX/2004 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127157317  XXX       $XXX      CA    3/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127184355  XXX       $XXX      CA    9/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127157353  XXX       $XXX      CA    8/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127157336  XXX       $XXX      CA    3/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127157392  XXX       $XXX      CA    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
XXX       XXX   XXX       XXX     XXX       127157365  XXX       $XXX      CA    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
XXX       XXX   XXX       XXX     XXX       127184392  XXX       $XXX      CA    5/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127184404  XXX       $XXX      CA    8/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2004, prior to three (3) business days from transaction date of 08/XX/2004.
XXX       XXX   XXX       XXX     XXX       127157441  XXX       $XXX      CA    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127157453  XXX       $XXX      CA    2/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
XXX       XXX   XXX       XXX     XXX       127157496  XXX       $XXX      CA    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127157509  XXX       $XXX      CA    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       1027695895 XXX       $XXX      CA    2/XX/2007  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or final title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       127157600  XXX       $XXX      CA    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              signed date is missing                                                                                                                         Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX     XXX       127157634  XXX       $XXX      CA    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
XXX       XXX   XXX       XXX     XXX       127157678  XXX       $XXX      CA    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
XXX       XXX   XXX       XXX     XXX       127157690  XXX       $XXX      CA    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.                                                                                              signature not dated                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
XXX       XXX   XXX       XXX     XXX       127184732  XXX       $XXX      CA    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX       XXX     XXX       127157738  XXX       $XXX      CA    12/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
XXX       XXX   XXX       XXX     XXX       127157793  XXX       $XXX      CA    2/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
XXX       XXX   XXX       XXX     XXX       127157806  XXX       $XXX      CA    12/XX/2008 Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX       XXX     XXX       127184783  XXX       $XXX      CA    8/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2008, prior to three (3) business days from transaction date of 08/XX/2008.
XXX       XXX   XXX       XXX     XXX       127184890  XXX       $XXX      NY    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                                                                                                                                                                                                                                                                                                                           -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               period less than 15 day minimum per state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                        State Compliance - New York Late Charge Percent Testing: Greater of 5% or $XXX
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                late charge exceeds 2% maximum per state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
XXX       XXX   XXX       XXX     XXX       127184906  XXX       $XXX      NY    2/XX/2008  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                            -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate.                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX     XXX       127184889  XXX       $XXX      NY    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         General Appraisal Requirements - Due to lack of appraised value, compliance                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              tests requiring an LTV were run off an assumed value of a contract sales price                                                                 X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.                                                                                              or original loan amount, whichever applies.: No Value Provided.                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
XXX       XXX   XXX       XXX     XXX       127157823  XXX       $XXX      GA    3/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.                                                                                                                                                                                                                                                                                                                                                                                                  violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
XXX       XXX   XXX       XXX     XXX       127157780  XXX       $XXX      NY    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary and Final Title.                                                                           2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             period is less that 15 days per state (NY).                                                                                                    X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.                                                                                              State Compliance - New York Late Charge Percent Testing: 5% late charge is
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                        greater than 2% per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX     XXX       127185012  XXX       $XXX      MD    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127158104  XXX       $XXX      NJ    4/XX/2008  Primary    UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                                                                                                                                                                         State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.                                                                                                                                                                                                                                             securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX     XXX       127158199  XXX       $XXX      MA    4/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                                                                                                                                                                     particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX     XXX       127158221  XXX       $XXX      MI    7/XX/2002  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121557079 XXX       $XXX      NJ    12/XX/2003 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                                                                                                                                                                                                                State Compliance - New Jersey Home Loan (Late Charge): Late charge not allowed                                                                 State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                         per state (NJ) - max late charge for NJ is 4% - note states flat fee of $XXX.                                                                  creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1121555265 XXX       $XXX      NJ    9/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): Grace period not allowed                                                                State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         per state (NJ) - min grace period for NJ is 15 days - note states 10 days                                                                      creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1121442057 XXX       $XXX      NJ    9/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): Grace period min not                                                                    State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              allowed per state (NJ) - min grace period for NJ is 15 days - note states 10                                                                   creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.                                                                                                                                                                                                                                                                                                                                                                                securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               2022334601 XXX       $XXX      NJ    3/XX/2007  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX       XXX               1121454430 XXX       $XXX      NJ    8/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): 10 days grace period is                                                                 State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         less than the 15 days minimum per state of NJ.                                                                                                 creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1121442463 XXX       $XXX      NJ    9/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): Grace period min not                                                                    State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              allowed per state (NJ) - min grace period for NJ is 15 days - note states 10                                                                   creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1124533637 XXX       $XXX      NJ    6/XX/2005  UTD        Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                               State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1121571744 XXX       $XXX      NJ    2/XX/2009  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               1121454915 XXX       $XXX      MA    10/XX/2002 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121442108 XXX                                  UTD        UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                                                                                                                                                                                                                                                                               Loan File - (Missing Doc) Incomplete loan images/file: File only contains                                                                                                                                                                                                                                                                                                                                                                   UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                Security Instrument and one page of a Note, Insufficient documents to complete
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              compliance.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
XXX       XXX   XXX       XXX               1121571186 XXX                                  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                                                                                                                                                                                                                                                                               Loan File - (Missing Doc) Incomplete loan images/file: File only contains                                                                                                                                                                                                                                                                                                                                                                   UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                Mortgage. Compliance testing not completed.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
XXX       XXX   XXX       XXX               1121569115 XXX       $XXX      SC    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           claims.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
XXX       XXX   XXX       XXX               2022338769 XXX       $XXX      SC    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.                                                                                                                                                                                                                                             State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk                         -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.                                                                                                                                                                                                                                                                                                          to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
XXX       XXX   XXX       XXX               1121453812 XXX       $XXX      AZ    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121447562 XXX       $XXX      NV    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121553597 XXX       $XXX      WA    4/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121553534 XXX       $XXX      WA    10/XX/2004 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121553631 XXX       $XXX      WA    12/XX/2004 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121559199 XXX       $XXX      WA    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1124534375 XXX       $XXX      WA    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121570349 XXX       $XXX      FL    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1124533516 XXX       $XXX      FL    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121445477 XXX       $XXX      FL    7/XX/2006  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1124532512 XXX       $XXX      FL    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121447525 XXX       $XXX      FL    7/XX/2006  Second     UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                            Home                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX       XXX               1121441024 XXX       $XXX      FL    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121559825 XXX       $XXX      FL    12/XX/2006 Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121564591 XXX       $XXX      FL    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
XXX       XXX   XXX       XXX               1121452568 XXX       $XXX      FL    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
XXX       XXX   XXX       XXX               1121567503 XXX       $XXX      FL    1/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
XXX       XXX   XXX       XXX               1121448673 XXX       $XXX      CA    8/XX/2000  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2000 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX       XXX               1121554554 XXX       $XXX      CA    6/XX/2000  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Preliminary Title nor Final Title Policy in documents                                                                               2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2000 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     provided                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121569589 XXX       $XXX      CA    12/XX/2000 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121448845 XXX       $XXX      CA    3/XX/2001  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2001 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121442325 XXX       $XXX      CA    5/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121443204 XXX       $XXX      CA    7/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121565705 XXX       $XXX      CA    7/XX/2004  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121567968 XXX       $XXX      CA    10/XX/2004 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121569648 XXX       $XXX      CA    11/XX/2004 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121453735 XXX       $XXX      CA    3/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1124535449 XXX       $XXX      CA    7/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121457065 XXX       $XXX      CA    1/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121568484 XXX       $XXX      CA    12/XX/2005 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121555727 XXX       $XXX      CA    10/XX/2005 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121562813 XXX       $XXX      CA    6/XX/2006  Investment UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               1121450349 XXX       $XXX      CA    11/XX/2003 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2003, prior to three (3) business days from transaction date of 11/XX/2003.
XXX       XXX   XXX       XXX               1121450318 XXX       $XXX      CA    6/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2003, prior to three (3) business days from transaction date of 06/XX/2003.
XXX       XXX   XXX       XXX               1124533781 XXX       $XXX      CA    10/XX/2004 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121568525 XXX       $XXX      CA    5/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1124530876 XXX       $XXX      CA    4/XX/2006  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX       XXX               1121561777 XXX       $XXX      CA    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1124530888 XXX       $XXX      CA    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121447780 XXX       $XXX      CA    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121458381 XXX       $XXX      CA    7/XX/2006  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121452721 XXX       $XXX      CA    7/XX/2006  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121453312 XXX       $XXX      CA    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                              -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121455808 XXX       $XXX      CA    8/XX/2006  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1124534727 XXX       $XXX      CA    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121572502 XXX       $XXX      CA    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121445618 XXX       $XXX      CA    12/XX/2006 UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121566585 XXX       $XXX      CA    1/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121571148 XXX       $XXX      CA    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1124533969 XXX       $XXX      CA    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121568569 XXX       $XXX      CA    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
XXX       XXX   XXX       XXX               1121566282 XXX       $XXX      CA    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003
XXX       XXX   XXX       XXX               1124530804 XXX       $XXX      CA    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX       XXX               1121458054 XXX       $XXX      CA    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003
XXX       XXX   XXX       XXX               1121567917 XXX       $XXX      CA    9/XX/2007  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121567945 XXX       $XXX      CA    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003
XXX       XXX   XXX       XXX               1121442947 XXX       $XXX      CA    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
XXX       XXX   XXX       XXX               1121454903 XXX       $XXX      CA    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
XXX       XXX   XXX       XXX               2022238296 XXX       $XXX      CA    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
XXX       XXX   XXX       XXX               1121566393 XXX       $XXX      CA    2/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
XXX       XXX   XXX       XXX               1124534376 XXX       $XXX      CA    1/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121563284 XXX       $XXX      NY    11/XX/2003 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121451751 XXX       $XXX      NY    3/XX/2004  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121558154 XXX       $XXX      NY    3/XX/2004  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1124528570 XXX       $XXX      NY    4/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: Ten (10) day grace                                                               Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              period for the late charge does not conform with 15 day minimum per state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               Regs.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                        State Compliance - New York Late Charge Percent Testing: Late charge not allowed
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                per state (NY) - max late charge for NY is 2% - note states 5%
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121563611 XXX       $XXX      NY    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121438187 XXX       $XXX      GA    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121555667 XXX       $XXX      GA    11/XX/2007 UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121560954 XXX       $XXX      MD    2/XX/2006  Second     Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                            Home       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX       XXX               1121438820 XXX       $XXX      MD    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121556333 XXX       $XXX      MD    2/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121558511 XXX       $XXX      PA               Primary    Refinance Cash-out -            3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                                                                                                                                                                                                                                                                               Loan File - (Missing Doc) Incomplete loan images/file: File only contains                                                                                                                                                                                                                                                                                                                                                                   UTD      Indeterminable
                                                                                                       Other                                                                                                                                                                                                                                                                                    [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                Mortgage and Appraisal. Compliance testing not completed.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
XXX       XXX   XXX       XXX               1121444288 XXX       $XXX      MD    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
XXX       XXX   XXX       XXX               1121567982 XXX       $XXX      MD    4/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1124532200 XXX       $XXX      PA    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         General Appraisal Requirements - Due to lack of appraised value, compliance                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               or original loan amount, whichever applies.: missing appraisal
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               2022339868 XXX       $XXX      PA    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period                                                                      Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Testing: 10 days grace period is less than the 15 days minimum per state of PA.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121441968 XXX       $XXX      PA    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period                                                                      Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Testing: 10 day grace period is less than 15 day required for 2nd liens in the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               state of PA.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121561742 XXX       $XXX      MI    11/XX/2002 Investment UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2002 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
XXX       XXX   XXX       XXX               1121569342 XXX       $XXX      MI    11/XX/2002 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine the   of units, compliance results were generated using a defaulted value.: Valuation Type: Stated / Valuation Report Date: 11/XX/2002
XXX       XXX   XXX       XXX               1121564316 XXX       $XXX      MI    6/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121570727 XXX       $XXX      MI    9/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005.
XXX       XXX   XXX       XXX               1121558975 XXX       $XXX      MI    1/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX               1121557669 XXX       $XXX      MI    7/XX/2002  Primary    Refinance Cash-out -            3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121568118 XXX       $XXX      IL    4/XX/2002  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2002 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX       XXX               1121571783 XXX       $XXX      IL    1/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003
XXX       XXX   XXX       XXX               1121562422 XXX       $XXX      GA    6/XX/2003  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Debt Consolidation                               [3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2
XXX       XXX   XXX       XXX               1124534118 XXX       $XXX      VA    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121456874 XXX       $XXX      NJ    6/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): Ten (10) day grace period                                                               State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         for the late charge does not conform with 15 day minimum per state (NJ) Regs.                                                                  creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.                                                                                                                                                                                                                                                                                                                           punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1121448032 XXX       $XXX      NJ    11/XX/2008 Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               1121557744 XXX       $XXX      MA    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - Massachusetts Open End Late Charge Grace Period Testing:                                                                    State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In                             -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                      Grace period min not allowed per state (MA) - min grace period for MA is 15 days                                                               particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                          - note states 10                                                                                                                               Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
XXX       XXX   XXX       XXX               1121568444 XXX       $XXX      NC    1/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121565988 XXX       $XXX      NC    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
XXX       XXX   XXX       XXX               1121555105 XXX       $XXX      NC    8/XX/2007  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX       XXX               1121570942 XXX       $XXX      SC    4/XX/2003  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                         Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien                                                                                                                                                                                                                                                                                                                                    be a second lien: Evidence in the file (Doc 43) shows the subject loan is a                                                                    X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               second lien                                                                                                                                    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2003, prior to three (3) business days from transaction date of 04/XX/2003.
XXX       XXX   XXX       XXX               1121562005 XXX       $XXX      SC    1/XX/2004  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121555465 XXX       $XXX      SC    2/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk                         -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.                                                                                                                                                                                                                                             to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.                                                                                                                                                                                                                                                                                                          claims.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               2022238535 XXX       $XXX      SC    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk                         -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              claims.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.                                                                                                                                                                                                                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121443669 XXX       $XXX      AZ    4/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121439513 XXX       $XXX      AZ    6/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121556707 XXX       $XXX      AZ    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
XXX       XXX   XXX       XXX               1121450993 XXX       $XXX      AZ    2/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
XXX       XXX   XXX       XXX               1121555427 XXX       $XXX      NV    2/XX/2004  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1124534254 XXX       $XXX      WA    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
XXX       XXX   XXX       XXX               1121450412 XXX       $XXX      WA    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
XXX       XXX   XXX       XXX               1121448596 XXX       $XXX      WA    5/XX/2008  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121438597 XXX       $XXX      WA    12/XX/2008 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         General Appraisal Requirements - Due to lack of appraised value, compliance                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              tests requiring an LTV were run off an assumed value of a contract sales price                                                                 X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               or original loan amount, whichever applies.: Appraisal not provided                                                                            Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2008, prior to three (3) business days from transaction date of 12/XX/2008.                                                                                                                                                                                                                                                                                                                           State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.
XXX       XXX   XXX       XXX               1121455571 XXX       $XXX      FL    2/XX/2004  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121450371 XXX       $XXX      FL    1/XX/2004  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2004, prior to three (3) business days from transaction date of 01/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121557336 XXX       $XXX      FL    2/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121442110 XXX       $XXX      FL    12/XX/2004 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121444089 XXX       $XXX      FL    5/XX/2005  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1124555758 XXX       $XXX      FL    5/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                              Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121565070 XXX       $XXX      FL    6/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005.
XXX       XXX   XXX       XXX               1121443975 XXX       $XXX      FL    7/XX/2005  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121445944 XXX       $XXX      FL    8/XX/2005  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1124534592 XXX       $XXX      FL    8/XX/2005  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121447177 XXX       $XXX      FL    8/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1124534318 XXX       $XXX      FL    10/XX/2005 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121456572 XXX       $XXX      FL    10/XX/2005 UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121569970 XXX       $XXX      FL    11/XX/2005 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121455825 XXX       $XXX      FL    1/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               2022339728 XXX       $XXX      FL    1/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1124528492 XXX       $XXX      FL    9/XX/2006  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121454505 XXX       $XXX      FL    3/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1124555808 XXX       $XXX      FL    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
XXX       XXX   XXX       XXX               1121446295 XXX       $XXX      FL    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
XXX       XXX   XXX       XXX               1121553503 XXX       $XXX      FL    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
XXX       XXX   XXX       XXX               1121438653 XXX       $XXX      FL    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Disbursement Date Missing: Missing the HUD-1.                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
XXX       XXX   XXX       XXX               1121452834 XXX       $XXX      FL    1/XX/2008  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121443155 XXX       $XXX      FL    2/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
XXX       XXX   XXX       XXX               1121438142 XXX       $XXX      FL    9/XX/1999  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/1999 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Disbursement Date Missing: Missing the HUD-1.                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121565268 XXX       $XXX      CA    1/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Title Commitment not provided                                                                                                       2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121454642 XXX       $XXX      CA    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121448308 XXX       $XXX      CA    4/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1124532122 XXX       $XXX      CA    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               2022339393 XXX       $XXX      CA    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
XXX       XXX   XXX       XXX               1121562866 XXX       $XXX      CA    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               1121439448 XXX       $XXX      CA    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003
XXX       XXX   XXX       XXX               1121564393 XXX       $XXX      CA    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               1121565810 XXX       $XXX      NY    8/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: Grace period not                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              allowed per state (NY) - min grace period for NY is 15 days - note states 10
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               State Compliance - New York Late Charge Percent Testing: Late charge not allowed
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                        per state (NY) - max late charge for NY is 2% - note states 5%
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121450317 XXX       $XXX      NY    4/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    State Compliance - New York Late Charge Grace Period Testing: Grace period min                                                                 Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     not allowed per state (NY) - min grace period for NY is 15 days - note states 10                                                               Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              2%  maximum per state NY
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121570883 XXX       $XXX      NY    1/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: Per Agreement,                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              grace period is 10 days, however, the agreement will subordinate to federal and
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               state law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                        State Compliance - New York Late Charge Percent Testing: Per Agreement, grace
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                period is 10 days, however, the agreement will subordinate to federal and state
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                           law.
XXX       XXX   XXX       XXX               1121442246 XXX       $XXX      GA    10/XX/2004 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004.
XXX       XXX   XXX       XXX               1124533984 XXX       $XXX      GA    12/XX/2005 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1124534765 XXX       $XXX      GA    3/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1124531597 XXX       $XXX      GA    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either the Preliminary or Final                                                                               2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Title.                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
XXX       XXX   XXX       XXX               1121441906 XXX       $XXX      GA    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
XXX       XXX   XXX       XXX               1121567256 XXX       $XXX      GA    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
XXX       XXX   XXX       XXX               1121458553 XXX       $XXX      GA    6/XX/2007  UTD        Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121571298 XXX       $XXX      GA    10/XX/2007 Primary    Refinance Rate/Term             2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
XXX       XXX   XXX       XXX               1121555979 XXX       $XXX      GA    10/XX/1999 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121553823 XXX       $XXX      MD    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121440834 XXX       $XXX      MD    4/XX/2007  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121458425 XXX       $XXX      MD    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               1121453682 XXX       $XXX      MD    12/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
XXX       XXX   XXX       XXX               1121564291 XXX       $XXX      MD    1/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
XXX       XXX   XXX       XXX               1121554745 XXX       $XXX      MD    1/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX       XXX               1121569657 XXX       $XXX      TX    2/XX/2004  Primary    Refinance Cash-out -            3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004                                                                                                                                                                                                                                                                                                                                              State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or                              State - NC
                                                                                                       Other                                                                                                                                                                                                                                                                                    [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6):  Loan closed prior to expiration of 12-day cooling off period.                                                                                                                                                                                                                                                                                                                                                           holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.                                                                                                                                                                                                                                                                                                                                  extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.                                                                                                                                                                                                                                                                                                                                                    owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(t)(5))  CLTV exceeds 80% of the value reflected on the AFMV: Texas Constitution Section 50(t)(5): CLTV of 100.00000% exceeds 80% of $XXX (the value reflected on the AFMV).                                                                                                                                                                                                                                                                                                                                                                               State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan closed prior to expiration of 12-day cooling off period): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1)
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(t)(6))  HELOC Agreement allows advances on HELOC that exceed 50% of the fair market value: Texas Constitution 50(t)(6):  HELOC Agreement does not include provision prohibiting subsequent advance on HELOC if the outstanding principal amount of the HELOC exceeds 50% of the fair market value.                                                                                                                                                                                                                                                        fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (The lender/Assignee cannot conclusively rely on the Value reflected on the Acknowledgement of Fair Market Value as it does not match the appraised value): Texas Constitution Section 50(a)(6):   The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value as it does not match the appraised value.                                                                                                                                                                                owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine Spousal or Owner Written Consent ): Texas Constitution Section 50(a)(6): Unable to determine if lien was created without consent of all owners and owner's spouse(s).                                                                                                                                                                                                                                                                                                                                     with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004.                                                                                                                                                                                                                                                                                                                           note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).                                                                                                                                                                                                                                                                                                                                                                      owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (The lender/Assignee cannot conclusively rely on the Value reflected on the Acknowledgement of Fair Market Value as it does not match the appraised value): Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1121442442 XXX       $XXX      TX    4/XX/2004  Primary    Refinance Cash-out -            3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004                                                                                                                                                                                                                                                                                                                                              State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or                              State - NC
                                                                                                       Other                                                                                                                                                                                                                                                                                    [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6):  Loan closed prior to expiration of 12-day cooling off period.                                                                                                                                                                                                                                                                                                                                                           holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.                                                                                                                                                                                                                                                                                                                                                    extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV                                                                                                                                                                                          owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan closed prior to expiration of 12-day cooling off period): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.                                                                                                                                                                                                                                                                                                                       any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine Spousal or Owner Written Consent ): Texas Constitution Section 50(a)(6): Unable to determine if lien was created without consent of all owners and owner's spouse(s).                                                                                                                                                                                                                                                                                                                                     spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004.                                                                                                                                                                                                                                                                                                                           State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine the   of units, compliance results were generated using a defaulted value.: Valuation Type: AVM / Valuation Report Date: 03/XX/2004                                                                                                                                                                                                                                                                                                                                                                                                 with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1121444062 XXX       $XXX      VA    5/XX/2007  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               1121558894 XXX       $XXX      KS    3/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
XXX       XXX   XXX       XXX               1121569099 XXX       $XXX      IL    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
XXX       XXX   XXX       XXX               1121449763 XXX       $XXX      VA    12/XX/2005 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX       XXX               1121561088 XXX       $XXX      VA    3/XX/2007  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1124533434 XXX       $XXX      VA    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       1027697016 XXX       $XXX      OK    3/XX/2005  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX     XXX       127186143  XXX       $XXX      MO    10/XX/2004 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either a Preliminary or Final                                                                                 2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Debt Consolidation                                                                                                                       Title.                                                                                                                                          [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                             [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004.
XXX       XXX   XXX       XXX     XXX       127159033  XXX       $XXX      CO    10/XX/2004 Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate.                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX     XXX       127159751  XXX       $XXX      CA    7/XX/2005  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.
XXX       XXX   XXX       XXX     XXX       127161026  XXX       $XXX      IL    5/XX/2007  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       127160962  XXX       $XXX      CA    5/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
XXX       XXX   XXX       XXX     XXX       127189097  XXX       $XXX      NV    7/XX/2008  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       127161918  XXX       $XXX      MD    7/XX/2008  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       127156819  XXX       $XXX      NJ    12/XX/2004 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127162155  XXX       $XXX      CA    4/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127162176  XXX       $XXX      NC    2/XX/2001  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2001 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127162389  XXX       $XXX      AZ    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127162482  XXX       $XXX      NV    4/XX/2003  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127156887  XXX       $XXX      WA    3/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127163161  XXX       $XXX      FL    1/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127190320  XXX       $XXX      FL    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127163498  XXX       $XXX      FL    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
XXX       XXX   XXX       XXX     XXX       127163732  XXX       $XXX      CA    6/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127190943  XXX       $XXX      CA    4/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127163926  XXX       $XXX      CA    10/XX/2005 Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127163940  XXX       $XXX      CA    12/XX/2005 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127164122  XXX       $XXX      CA    11/XX/2004 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127164080  XXX       $XXX      CA    1/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         General Appraisal Requirements - Due to lack of appraised value, compliance                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               or original loan amount, whichever applies.: appraisal report missing
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127164153  XXX       $XXX      CA    8/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127164277  XXX       $XXX      CA    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127164386  XXX       $XXX      CA    2/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       1027702402 XXX       $XXX      CA    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       1027701722 XXX       $XXX      CA    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127191704  XXX       $XXX      CA    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127164622  XXX       $XXX      CA    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127164672  XXX       $XXX      CA    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127164661  XXX       $XXX      CA    1/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127164777  XXX       $XXX      CA    4/XX/2008  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127164809  XXX       $XXX      CA    4/XX/2008  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127164883  XXX       $XXX      NY    11/XX/2003 Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127157776  XXX       $XXX      NY    5/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary of Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - New York Late Charge Grace Period Testing: Grace period min                                                                 Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    not allowed per state (NY) - min grace period for NY is 15 days - note states                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                          10.                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               State Compliance - New York Late Charge Percent Testing: $XXX  late charge
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                        exceeds 2%  maximum per state NY
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                       State Compliance - New York Prepayment Penalty Junior Lien: PPP Expired.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.                                                                                                                                                                                                                                                                            Prepayment charge not allowed per state (NY)   -note states $XXX within 12
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                   months.  Lender is XXX.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127165036  XXX       $XXX      NY    12/XX/2002 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127192256  XXX       $XXX      NY    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127165215  XXX       $XXX      NY    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               period less than 15 day minimum per state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                        State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                2% maximum per state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127192361  XXX       $XXX      NY    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              period exceeds the 15 day minimum per state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                        the 2% maximum per state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127165317  XXX       $XXX      GA    5/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127165374  XXX       $XXX      GA    11/XX/2005 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127165396  XXX       $XXX      GA    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         General Appraisal Requirements - Due to lack of appraised value, compliance                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               or original loan amount, whichever applies.: appraisal report is missing
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127192534  XXX       $XXX      DC    1/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127165507  XXX       $XXX      MD    8/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or final title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127166185  XXX       $XXX      NJ    3/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): Grace period not allowed                                                                State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         per state (NJ) - min grace period for NJ is 15 days - note states 10 days.                                                                     creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX     XXX       127166252  XXX       $XXX      NJ    10/XX/2007 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either a Preliminary or Final                                                                                 3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): 10 day grace period is                                                                  State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Title.                                                                                                                                          [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         less than the 15 day minimum per state - NJ.                                                                                                   creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              General Appraisal Requirements - Due to lack of appraised value, compliance                                                                    an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               tests requiring an LTV were run off an assumed value of a contract sales price                                                                 securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                           or original loan amount, whichever applies.: Appraisal not provided in the file.                                                               ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX     XXX       127158167  XXX       $XXX      NJ    5/XX/2008  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): Late charge not allowed                                                                 State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         per state (NJ) - min grace period for NJ state is 15 days - note states 10 days                                                                creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX     XXX       127166489  XXX       $XXX      CT    7/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005.
XXX       XXX   XXX       XXX     XXX       127166541  XXX       $XXX      CT    1/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                          [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127166740  XXX       $XXX      MA    12/XX/2002 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX       XXX     XXX       127193717  XXX       $XXX      CT    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127166915  XXX       $XXX      MO    9/XX/2004  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127166865  XXX       $XXX      MO    6/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127194337  XXX       $XXX      IL    9/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127167427  XXX       $XXX      VA    1/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127194540  XXX       $XXX      VA    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127167626  XXX       $XXX      CA    4/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
XXX       XXX   XXX       XXX     XXX       127167609  XXX       $XXX      NC    3/XX/2008  Investment Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       127167593  XXX       $XXX      NJ    2/XX/2008  UTD        Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                                                                                                                                                                         State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.                                                                                                                                                                                                                                                                                                                                                                                                                                                    punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX     XXX       127144915  XXX       $XXX      UT    9/XX/2003  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX     XXX       127144886  XXX       $XXX      OR    9/XX/2003  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127151329  XXX       $XXX      VA    10/XX/2007 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
XXX       XXX   XXX       XXX     XXX       127151891  XXX       $XXX      TX    4/XX/2012  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.                                                                                                                                                                                         State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair                                                                   State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the                            State - NC
                                                                                                       Other                                                                                                                                                                                                                                                                                    [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Unable to test fair market acknowledgment due to missing information.                                                                                                                                                                                                                                           Market Value Disclosure Not Provided): Document is not dated                                                                                   lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.25063% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant Higher Priced Mortgage Loan.                                                                                                                                                                                                                                                                                                          comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower's ability to repay not verified with reliable documentation.                                                                                                                                                                                                                                                                                                                                                         and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                                                                                                                           State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.                                                                                                                                                                                                                                                                                                                                  fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.                                                                                                                                                                                                                                                                                                                                                                                   any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Federal HPML 2009 Non Compliant: TILA HPML - Subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than                                                                                                                                                Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX 50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(1)-(5) or (8). Unable to determine purpose of additional debt secured by the homestead.                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.                                                                                                                                                                                                                                         X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.                                                                                                                                                                                                                                                                                                   Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.                                                                                                                                                                                                                                                                                                                               State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability:  Although this exception indicates the
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.                                                                                                                                                                                                                                                                                                                       assignee has less protections against claims from the consumer, it is not indicative of an actual violation.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine Spousal or Owner Written Consent ): Texas Constitution Section 50(a)(6): Unable to determine if lien was created without consent of all owners and owner's spouse(s).                                                                                                                                                                                                                                                                                                                                     State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                    credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX     XXX       127179082  XXX       $XXX      MA    2/XX/2008  Primary    Refinance Rate/Term             2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                      Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In                             -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable                 Consummation: TIL in file indicated to be final, expected funding date same as                                                                 particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.                                                                                                                                                                                                                                               confirm that borrower received.                                                                                                                Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements                                                                                                                                                                                                                                                                                                                         Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       127155352  XXX       $XXX      TX    12/XX/2007 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain copy of neither Initial or Final                                                                              3           [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1 Business Day Prior to Closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.  Borrower was not provided copy of Application 1 day prior to closing.                                                                                                                                                                                                                                                                                                        State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1 Business Day Prior to Closing): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the                        State - NC
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Title.                                                                                                                                          [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.                                                                                                                                                                                                                                                                                         lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.                                                                                                                                                                                                                                                                                                                                        comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.                                                                                                                                                                                                                                                                                                           and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Final Loan Application): Texas Constitution Section 50(a)(6): No evidence the borrower(s) received a copy of the final loan application at or prior to closing.                                                                                                                                                                                                                                                                                                                                                              State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.                                                                                                                                                                                                                                                                                                                                                    lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.                                                                                                                                                                                                                                                                    comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Notice of Right to Rescind Not Provided                                                                                                                                                                                                                                                                                                                                                                                                                             and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.                                                                                                                                                                                                                                                                                                                                                                                State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1)
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation                                                                                                                                                 fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or
                                                                                                                                                                                                                                                                                                                                                                                                to verify property value/LTV                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.                                                                                                                                                                                                                                                                                                                                                                                       spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.                                                                                                                                                                                                                                         State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Final Loan Application): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.                                                                                                                                                                                                                                                                                                   holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.                                                                                                                                                                                                                                                                                                                               extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX     XXX       127182307  XXX       $XXX      TX    9/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.                                                                                                                                                                                                                                                                                         State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the                             State - NC
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.                                                                                                                                                                                                                                                                                                                                        lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.                                                                                                                                                                                                                                                                                                           comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.                                                                                                                                                                                                                                                                                                                                                    and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.                                                                                                                                                                                                                                                                    State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Notice of Right to Rescind Not Provided                                                                                                                                                                                                                                                                                                                                                                                                                             lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.                                                                                                                                                                                                                                                                                                                                                                                fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation                                                                                                                                                 any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's
                                                                                                                                                                                                                                                                                                                                                                                                to verify property value/LTV                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX 50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(1)-(5) or (8). Unable to determine purpose of additional debt secured by the homestead.                                                                                                                                                                                                                                                    with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.                                                                                                                                                                                                                                         note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.                                                                                                                                                                                                                                                                                                   owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.                                                                                                                                                                                                                                                                                                                               State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.                                                                                                                                                                                                                                                                                                                       holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX     XXX       127155431  XXX       $XXX      TX    3/XX/2008  Primary    Refinance Cash-out -            3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Unable to test extension of credit due to missing information.                                                                                                                                                                                                                                State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity                                                                           State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the                            State - NC
                                                                                                       Other                                                                                                                                                                                                                                                                                    [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Final Loan Application): Texas Constitution Section 50(a)(6): No evidence the borrower(s) received a copy of the final loan application at or prior to closing.                                                                                                                                                                                                               Disclosure/Notice Concerning Extensions of Credit Not Provided): Document is not                                                               lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                     dated                                                                                                                                          comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Final Loan Application): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than                                                                                                                                                holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the
                                                                                                                                                                                                                                                                                                                                                                                                appraisal.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.                                                                                                                                                                                                                                                                                                                                                                                       owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX 50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(1)-(5) or (8). Unable to determine purpose of additional debt secured by the homestead.                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine Spousal or Owner Written Consent ): Texas Constitution Section 50(a)(6): Unable to determine if lien was created without consent of all owners and owner's spouse(s).                                                                                                                                                                                                                                                                                                                                     X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
XXX       XXX   XXX       XXX     XXX       127155770  XXX       $XXX      CT    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                       Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               determine under disclosure due to missing Itemization of Finance Charges.                                                                      Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                            Payment stream is off due to dsi calculation.                                                                                                  Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               disbursement and/or note date but is not signed or dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.                                                                                                                                                                            confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       127155619  XXX       $XXX      WA    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             parties: TIL in file indicated to be final, expected funding date same as                                                                      violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 confirm that borrower received.                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   .                                                                                                                                              Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                            Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                                                                                                                                                                                         confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       127156148  XXX       $XXX      NJ    5/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                         Yes      TR HUD
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     violations.                                                                                                                                                                                                                                                                                           Deficiency (UAL
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               Federal Compliance - Final TIL Finance Charge Under Disclosed: Underdisclosure                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          State)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   due to DSI calculation of payment.                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                            Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                       Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               confirm that borrower received.                                                                                                                Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       127156469  XXX       $XXX      IL    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
XXX       XXX   XXX       XXX     XXX       127156744  XXX       $XXX      RI    5/XX/2008  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided.                                                                                                                                                                                     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): A court, as injunctive relieve to an aggrieved consumer, may issue an order or injunction barring any judicial or non-judicial foreclosure                          State - NC
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis.                                                                                                                                                                                                                                                  parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     or other lender action under the mortgage or deed of trust securing any home mortgage loan which violates this chapter (RI Stat 34-25.2-8)
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided.                                                                                                                                                                                                         Federal Compliance - Final TIL Finance Charge Under Disclosed: The TIL payment                                                                 State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File): A court, as injunctive relieve to an aggrieved consumer, may issue an order or injunction barring any judicial or non-judicial foreclosure or other lender action under the mortgage or deed of
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - Rhode Island Home Loan (Tangible Net Benefit Disclosure Not Provided): Rhode Island Home Loan:  Tangible Net Benefit Disclosure not provided to borrower for refinance within 60 months.                                                                                                                                                                                                                         streams disclosed do not match the actual terms of the note. The TIL indicates                                                                 trust securing any home mortgage loan which violates this chapter (RI Stat 34-25.2-8)
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              the loan was disclosed as a 360 payments of $XXX; however the note terms reflect                                                               State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): A court, as injunctive relieve to an aggrieved consumer, may issue an order or injunction barring any judicial or non-judicial foreclosure or other
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       that it actually was 359 payments of $XXX and 1 payment of $XXX.                                                                               lender action under the mortgage or deed of trust securing any home mortgage loan which violates this chapter (RI Stat 34-25.2-8)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           State Compliance - Rhode Island Home Loan (Tangible Net Benefit Disclosure Not Provided): A court, as injunctive relieve to an aggrieved consumer, may issue an order or injunction barring any judicial or non-judicial foreclosure or other lender action under the mortgage
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as                                                                 or deed of trust securing any home mortgage loan which violates this chapter (RI Stat 34-25.2-8)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                            confirm that borrower received.                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX     XXX       127156808  XXX       $XXX      GA    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127158310  XXX       $XXX      CA    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX     XXX       127151871  XXX       $XXX      MA    3/XX/2010  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable                 Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.                                                                                                                                                                                                                                                                                Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Federal Compliance - RESPA (2010) - Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) - Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.                                                                                                                                                                                                                                                     disbursement and/or note date but is not signed and dated by borrower so cannot                                                                Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   confirm that borrower received.                                                                                                                violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX     XXX       127154663  XXX       $XXX      IL    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.                                                                                                                                                                                                                                                extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
XXX       XXX   XXX       XXX               1121451155 XXX       $XXX      NC    12/XX/2005 Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121561105 XXX       $XXX      NC    8/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - North Carolina First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121563024 XXX       $XXX      IL    12/XX/2004 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2                                                                                                                                                      [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121561144 XXX       $XXX      NC    9/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1124530927 XXX       $XXX      NC    9/XX/2006  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Impermissible Demand Feature: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Impermissible Demand Feature: Truth in Lending Act (HELOC): HELOC Mortgage loan contains an impermissible demand feature.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121446674 XXX       $XXX      NC    11/XX/2006 Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - North Carolina First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
XXX       XXX   XXX       XXX               1121567266 XXX       $XXX      NC    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - North Carolina First Lien Late Charge Grace Period Testing:                                                                 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               North Carolina requires a grace period of 15 days. Note reflects a grace period                                                                Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - North Carolina First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                       of 10 days.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                               State Compliance - North Carolina First Lien Late Charge Percent Testing: Late
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 charge not allowed per state (NC) - max late charge for NY is 4% - note states
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 06/XX/2007.                                                                                                                                                                            5%.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX               1121567721 XXX       $XXX      NC    1/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121456982 XXX       $XXX      NC    6/XX/2007  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - North Carolina First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121446943 XXX       $XXX      SC    4/XX/2005  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              claims.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121568597 XXX       $XXX      SC    7/XX/2005  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                                                                                claims.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Late Charge Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121448719 XXX       $XXX      SC    3/XX/2006  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               1121558919 XXX       $XXX      SC    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk                         -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                                                                                                                                                                                                                                                                                                                                              claims.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
XXX       XXX   XXX       XXX               1121440435 XXX       $XXX      SC    8/XX/2007  Second     Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                            Home       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX               1121569098 XXX       $XXX      SC    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk                         -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.                                                                                                                                                                                                                                                                                                          claims.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1121440953 XXX       $XXX      SC    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk                         -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                claims.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
XXX       XXX   XXX       XXX               1121454254 XXX       $XXX      SC    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Both Final and Preliminary titles missing.                                                                                          2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.                                                                                                                                                                                                                                                                                                          to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
XXX       XXX   XXX       XXX               1121447717 XXX       $XXX      SC    10/XX/2008 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk                         -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                claims.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2008, prior to three (3) business days from transaction date of 10/XX/2008.
XXX       XXX   XXX       XXX               1121451775 XXX       $XXX      OR    7/XX/2006  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX       XXX               1121561736 XXX       $XXX      OR    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Oregon Late Charge Grace Period Testing: 10 day grace period                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              is less than 15 day minimum per state (OR).
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
XXX       XXX   XXX       XXX               1121444150 XXX       $XXX      OR    5/XX/2007  Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                                         X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX               1121454379 XXX       $XXX      OR    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
XXX       XXX   XXX       XXX               1121454459 XXX       $XXX      OR    12/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] State Compliance - Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                                         X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
XXX       XXX   XXX       XXX               1121437974 XXX       $XXX      OR    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - 1003 Error: Creditor Application Date was not provided   File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121443497 XXX       $XXX      OR    6/XX/2001  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2001 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121441981 XXX       $XXX      AZ    1/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121568636 XXX       $XXX      AZ    8/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121445465 XXX       $XXX      AZ    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               2022340812 XXX       $XXX      AZ    4/XX/2008  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               2022222332 XXX       $XXX      AZ    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121557857 XXX       $XXX      AZ    1/XX/2008  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               1121450126 XXX       $XXX      NV    11/XX/2003 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1124534157 XXX       $XXX      NV    4/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1124555787 XXX       $XXX      WA    3/XX/2004  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121558291 XXX       $XXX      WA    2/XX/2006  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121438394 XXX       $XXX      WA    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121561923 XXX       $XXX      WA    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121558312 XXX       $XXX      WA    8/XX/2006  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121457962 XXX       $XXX      WA    9/XX/2006  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121451158 XXX       $XXX      WA    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
XXX       XXX   XXX       XXX               1121556535 XXX       $XXX      FL    5/XX/2003  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121439279 XXX       $XXX      FL    11/XX/2003 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing.
XXX       XXX   XXX       XXX               1121559090 XXX       $XXX      FL    2/XX/2004  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121557428 XXX       $XXX      FL    10/XX/2004 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121568669 XXX       $XXX      FL    11/XX/2004 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121445361 XXX       $XXX      FL    12/XX/2004 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121563696 XXX       $XXX      FL    1/XX/2005  Primary    UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                                                                                                                                                                                                                                                                               Loan File - (Missing Doc) Incomplete loan images/file: File only contains                                                                                                                                                                                                                                                                                                                                                                   UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                Mortgage. Compliance testing not completed.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
XXX       XXX   XXX       XXX               1121452929 XXX       $XXX      FL    3/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121448876 XXX       $XXX      FL    4/XX/2005  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121446319 XXX       $XXX      FL    5/XX/2005  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121455602 XXX       $XXX      FL    6/XX/2005  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                   [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX       XXX               1121457009 XXX       $XXX      FL    6/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing.
XXX       XXX   XXX       XXX               1121554636 XXX       $XXX      FL    6/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121564457 XXX       $XXX      FL    8/XX/2005  Primary    UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121568744 XXX       $XXX      FL    9/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121448823 XXX       $XXX      FL    10/XX/2005 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121569878 XXX       $XXX      FL    10/XX/2005 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                                                                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX       XXX               1121453968 XXX       $XXX      FL    10/XX/2005 Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               1121438738 XXX       $XXX      FL    10/XX/2005 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121442328 XXX       $XXX      FL    11/XX/2005 Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121441975 XXX       $XXX      FL    12/XX/2005 Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               2025307364 XXX       $XXX      FL    12/XX/2005 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121455028 XXX       $XXX      FL    4/XX/2006  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121457883 XXX       $XXX      FL    7/XX/2006  UTD        UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121446737 XXX       $XXX      FL    4/XX/2006  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121555022 XXX       $XXX      FL    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1124534468 XXX       $XXX      FL    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121553779 XXX       $XXX      FL    6/XX/2006  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121560388 XXX       $XXX      FL    6/XX/2006  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               1121454191 XXX       $XXX      FL    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121558496 XXX       $XXX      FL    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1124532370 XXX       $XXX      FL    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121553900 XXX       $XXX      FL    1/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121556861 XXX       $XXX      FL    2/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121448644 XXX       $XXX      FL    2/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121449937 XXX       $XXX      FL    2/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1124528625 XXX       $XXX      FL    3/XX/2007  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121560166 XXX       $XXX      FL    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121451686 XXX       $XXX      FL    5/XX/2007  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121444583 XXX       $XXX      FL    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
XXX       XXX   XXX       XXX               1121556571 XXX       $XXX      FL    6/XX/2007  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1124528580 XXX       $XXX      FL    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
XXX       XXX   XXX       XXX               1121451583 XXX       $XXX      FL    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
XXX       XXX   XXX       XXX               1121448346 XXX       $XXX      FL    7/XX/2007  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
XXX       XXX   XXX       XXX               1121452399 XXX       $XXX      FL    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
XXX       XXX   XXX       XXX               1121562275 XXX       $XXX      FL    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
XXX       XXX   XXX       XXX               1121457512 XXX       $XXX      FL    8/XX/2007  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2                                                                                                                                                      [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX               1121566546 XXX       $XXX      FL    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
XXX       XXX   XXX       XXX               1121454369 XXX       $XXX      FL    2/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
XXX       XXX   XXX       XXX               1124534038 XXX       $XXX      FL    9/XX/2008  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121556620 XXX       $XXX      FL    9/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2008, prior to three (3) business days from transaction date of 09/XX/2008.
XXX       XXX   XXX       XXX               1121570813 XXX       $XXX      ID    2/XX/2009  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Preliminary and Final title missing                                                                                                 2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2009 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): The Residential Mortgage Practices Act does not appear to provide for assignee liability.                                                                                                             -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121446081 XXX       $XXX      CA    11/XX/1999 Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing.
XXX       XXX   XXX       XXX               1121439005 XXX       $XXX      CA    4/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121567674 XXX       $XXX      CA    5/XX/2004  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121449146 XXX       $XXX      CA    7/XX/2004  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121449305 XXX       $XXX      CA    8/XX/2004  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1124530904 XXX       $XXX      CA    8/XX/2004  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121449406 XXX       $XXX      CA    9/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121554703 XXX       $XXX      CA    9/XX/2004  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121443687 XXX       $XXX      CA    12/XX/2004 Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX       XXX               1124534184 XXX       $XXX      CA    4/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121565179 XXX       $XXX      CA    4/XX/2005  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1124533975 XXX       $XXX      CA    5/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121557564 XXX       $XXX      CA    8/XX/2005  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121443029 XXX       $XXX      CA    7/XX/2005  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121446396 XXX       $XXX      CA    8/XX/2005  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121561235 XXX       $XXX      CA    10/XX/2005 UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File Does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121439148 XXX       $XXX      CA    10/XX/2005 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121449227 XXX       $XXX      CA    12/XX/2005 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                              -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121444006 XXX       $XXX      CA    1/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File Does not contain either Preliminary or Final Title                                                                             2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               2022345496 XXX       $XXX      CA    1/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               2022222700 XXX       $XXX      CA    12/XX/2005 UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File Does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Title policy not provided                                                                                                                       [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               2022348469 XXX       $XXX      CA    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Preliminary and Final title missing                                                                                                 2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1124530838 XXX       $XXX      CA    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 02/XX/2008.
XXX       XXX   XXX       XXX               1121566804 XXX       $XXX      CA    11/XX/2004 UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121451567 XXX       $XXX      CA    11/XX/2004 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121447062 XXX       $XXX      CA    12/XX/2005 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1124556787 XXX       $XXX      CA    7/XX/2006  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121565209 XXX       $XXX      CA    1/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121569737 XXX       $XXX      CA    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX       XXX               1121445984 XXX       $XXX      CA    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121440761 XXX       $XXX      CA    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121563610 XXX       $XXX      CA    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121444319 XXX       $XXX      CA    8/XX/2006  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121453040 XXX       $XXX      CA    8/XX/2006  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX       XXX               1121570301 XXX       $XXX      CA    8/XX/2006  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Miscellaneous Compliance - Unable to determine occupancy, compliance results                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               were generated using a defaulted value of Primary.: Unable to determine
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                   occupancy
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121441357 XXX       $XXX      CA    8/XX/2006  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121452317 XXX       $XXX      CA    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain for either Preliminary or Final                                                                               2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Title.                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121562778 XXX       $XXX      CA    11/XX/2006 UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121456697 XXX       $XXX      CA    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either a Preliminary or Final Title                                                                           2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121455354 XXX       $XXX      CA    12/XX/2006 UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121446261 XXX       $XXX      CA    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121452677 XXX       $XXX      CA    11/XX/2006 Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121446314 XXX       $XXX      CA    11/XX/2006 UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1124533611 XXX       $XXX      CA    12/XX/2006 Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121567637 XXX                                  UTD        UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                                                                                                                                                                                                                                                                               Loan File - (Missing Doc) Incomplete loan images/file: File only contains                                                                                                                                                                                                                                                                                                                                                                   UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                Mortgage. Compliance testing not completed.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
XXX       XXX   XXX       XXX               1124534711 XXX       $XXX      CA    1/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121443960 XXX       $XXX      CA    1/XX/2007  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121564925 XXX       $XXX      CA    2/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX               1124532279 XXX       $XXX      CA    2/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
XXX       XXX   XXX       XXX               1121448906 XXX       $XXX      CA    2/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121442399 XXX       $XXX      CA    2/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121554344 XXX       $XXX      CA    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121560463 XXX       $XXX      CA    3/XX/2007  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121561350 XXX       $XXX      CA    4/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1124533602 XXX       $XXX      CA    4/XX/2007  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX       XXX               1121453552                                      UTD        UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                                                                                                                                                                                                                                                                               Loan File - (Missing Doc) Incomplete loan images/file: File only contains                                                                                                                                                                                                                                                                                                                                                                   UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                Mortgage. Compliance testing not completed
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
XXX       XXX   XXX       XXX               1121558660                                                                                 3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                                                                                                                                                                                                                                                                               Loan File - (Missing Doc) Incomplete loan images/file: File only contains                                                                                                                                                                                                                                                                                                                                                                   UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                Mortgage. Compliance testing not completed.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
XXX       XXX   XXX       XXX               1121443561 XXX       $XXX      CA    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Title policy not provided                                                                                                           2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
XXX       XXX   XXX       XXX               1121558216 XXX       $XXX      CA    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
XXX       XXX   XXX       XXX               1121565005 XXX       $XXX      CA    5/XX/2007  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               2022238788 XXX       $XXX      CA    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX               1121560838 XXX       $XXX      CA    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
XXX       XXX   XXX       XXX               1121447586 XXX       $XXX      CA    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
XXX       XXX   XXX       XXX               1121558860 XXX       $XXX      CA    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
XXX       XXX   XXX       XXX               1121442193 XXX       $XXX      CA    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121448746 XXX       $XXX      CA    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX       XXX               1121444618 XXX       $XXX      CA    9/XX/2007  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121451612 XXX       $XXX      CA    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
XXX       XXX   XXX       XXX               1121557946 XXX       $XXX      CA    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
XXX       XXX   XXX       XXX               1121449257 XXX       $XXX      CA    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
XXX       XXX   XXX       XXX               1121439220 XXX       $XXX      CA    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
XXX       XXX   XXX       XXX               1121559868 XXX       $XXX      CA    12/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX       XXX               1121570695 XXX       $XXX      CA    12/XX/2007 UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121454960 XXX       $XXX      CA    12/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
XXX       XXX   XXX       XXX               1121570773 XXX       $XXX      CA    1/XX/2008  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
XXX       XXX   XXX       XXX               1121554955 XXX       $XXX      CA    1/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
XXX       XXX   XXX       XXX               1121568388 XXX       $XXX      CA    2/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
XXX       XXX   XXX       XXX               1121451051 XXX       $XXX      CA    2/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
XXX       XXX   XXX       XXX               1121452490 XXX       $XXX      CA    1/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
XXX       XXX   XXX       XXX               1121562862 XXX       $XXX      CA    4/XX/2008  Investment UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX       XXX               1121567560 XXX       $XXX      CA    4/XX/2008  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
XXX       XXX   XXX       XXX               1121557966 XXX       $XXX      CA    3/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
XXX       XXX   XXX       XXX               1121560027 XXX       $XXX      CA    5/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008.
XXX       XXX   XXX       XXX               1121456626 XXX       $XXX      CA    6/XX/2008  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2008, prior to three (3) business days from transaction date of 06/XX/2008.
XXX       XXX   XXX       XXX               1121453972 XXX       $XXX      CA    7/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2008, prior to three (3) business days from transaction date of 07/XX/2008.
XXX       XXX   XXX       XXX               1121439212 XXX       $XXX      NY    1/XX/2003  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either a Preliminary or Final                                                                                 2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                     title.                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              period is less than 15 day minimum per state (NY).                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    State Compliance - New York Late Charge Percent Testing: $XXX late charge                                                                      Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                          exceeds 2% maximum per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121570093 XXX       $XXX      NY    7/XX/2003  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              period is less than 15 day minimum per state (NY).                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    State Compliance - New York Late Charge Percent Testing: $XXX late charge                                                                      Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                          exceeds 2% maximum per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121564567 XXX       $XXX      NY    11/XX/2003 Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Missing both the Preliminary and Final Title.                                                                                       2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121445167 XXX                 NY    3/XX/2008             UTD UTD                         3                                                                                                                                                                                                                                            3           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                                                                                                                                                                                                                                                                               Loan File - (Missing Doc) Incomplete loan images/file: Status is Missing.  File                                                                                                                                                                                                                                                                                                                                                             UTD      Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        does not include documentation for the subject loan. File contains Modification and Servicing documentation but  does not contain Legal or Compliance documents for the subject.
XXX       XXX   XXX       XXX               1121454028 XXX       $XXX      NY    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              period is less than 15 day minimum per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                        2% maximum per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121561075 XXX       $XXX      NY    1/XX/2007  Investment UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX       XXX               1121448985 XXX       $XXX      NY    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               State Compliance - New York Late Charge Grace Period Testing: Ten (10) day grace                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                        period for the late charge does not conform with 15 day minimum per state (NY)                                                                 X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                Regs.                                                                                                                                          Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 State Compliance - New York Late Charge Percent Testing: Late charge not allowed
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                            per state (NY) - max late charge for NY is 2% - note states the Greater of $XXX
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                            or 5%.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
XXX       XXX   XXX       XXX               1121559107 XXX       $XXX      NY    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              period is less than 15 day minimum per state (NY)                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               State Compliance - New York Late Charge Percent Testing: The greater of $XXX or
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                        5% of the unpaid portion of the minimum monthly payment exceeds the 2% maximum
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                per state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121439960                                                                                 3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                                                                                                                                                                                                                                                                               Loan File - (Missing Doc) Incomplete loan images/file: File only contains                                                                                                                                                                                                                                                                                                                                                                   UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                Mortgage. Compliance testing not completed.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
XXX       XXX   XXX       XXX               1121443681 XXX       $XXX      NY    2/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
XXX       XXX   XXX       XXX               1121447074 XXX       $XXX      NY    1/XX/2008  UTD        Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              period less than 15 day minimum per state (NY).                                                                                                Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                         State Compliance - New York Late Charge Percent Testing: The greater of 5% or                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                          $XXX late charge exceeds 2% maximum per state (NY).                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121445187 XXX       $XXX      NY    3/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - New York Late Charge Grace Period Testing: Grace period not                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               allowed per state (NY) - min grace period for (NY) is 15 days - note states 10                                                                 X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                        days                                                                                                                                           Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                State Compliance - New York Late Charge Percent Testing: Late charge not allowed
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                   per state (NY) - max late charge for (NY) is 2% - note states 5%
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121438121 XXX       $XXX      NY    4/XX/2008  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121445180 XXX       $XXX      NY    3/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not include either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX               1121571607 XXX       $XXX      NY    6/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2008, prior to three (3) business days from transaction date of 09/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX       XXX               1121440372 XXX       $XXX      NY    9/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              period is less than 15 day minimum per state(NY).                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                        2% maximum per state(NY).
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2008, prior to three (3) business days from transaction date of 09/XX/2008.
XXX       XXX   XXX       XXX               1121564470 XXX       $XXX      NY    10/XX/2008 UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not include either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: Late payment grace                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              period of 10 days is less than the state min of 15 days                                                                                        X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               State Compliance - New York Late Charge Percent Testing: Late payment amount of                                                                Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                        5% exceeds the state max of 2%
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1124533703 XXX       $XXX      GA    6/XX/2002  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2002 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121448641 XXX       $XXX      GA    5/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2003, prior to three (3) business days from transaction date of 05/XX/2003.
XXX       XXX   XXX       XXX               1121440582 XXX       $XXX      GA    1/XX/2005  Primary    UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not include either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121567647 XXX       $XXX      GA    6/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1124555815 XXX       $XXX      GA    7/XX/2005  UTD        UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121555951 XXX       $XXX      GA    9/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or final title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121452831 XXX       $XXX      GA    11/XX/2005 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121447792 XXX       $XXX      GA    1/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121448132 XXX       $XXX      GA    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Preliminary and Final title missing                                                                                                 2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
XXX       XXX   XXX       XXX               1121441307 XXX       $XXX      GA    5/XX/2006  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121568592 XXX       $XXX      GA    8/XX/2006  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX       XXX               1121556850 XXX       $XXX      GA    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121562784 XXX                                  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                                                                                                                                                                                                                                                                               Loan File - (Missing Doc) Incomplete loan images/file: File only contains                                                                                                                                                                                                                                                                                                                                                                   UTD      Indeterminable
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                Mortgage. Compliance testing not completed.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
XXX       XXX   XXX       XXX               1121565178 XXX       $XXX      GA    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121559947 XXX                                  UTD        UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                                                                                                                                                                                                                                                                               Loan File - (Missing Doc) Incomplete loan images/file: File only contains                                                                                                                                                                                                                                                                                                                                                                   UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                Mortgage and RTC. Compliance testing not completed.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
XXX       XXX   XXX       XXX               1121568933 XXX       $XXX      GA    1/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
XXX       XXX   XXX       XXX               1124533583 XXX       $XXX      DC    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or final title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121455894 XXX       $XXX      MD    10/XX/2002 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               2025306871 XXX       $XXX      MD    1/XX/2005  Primary    UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1124530759 XXX       $XXX      MD    4/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File contains neither Final nor Preliminary title.                                                                                  3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX               1121447358 XXX       $XXX      MD    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121448662 XXX       $XXX      MD    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121568994 XXX       $XXX      NC    8/XX/2006  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] State Compliance - North Carolina First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
XXX       XXX   XXX       XXX               1124533719 XXX       $XXX      MD    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Maryland Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              period is less than 15 day minimum per state (MD).                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121447576 XXX       $XXX      MD    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1124528608 XXX       $XXX      MD    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121442415 XXX       $XXX      MD    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       Agreement page 1 dated 11/XX/2006.  Signature dated 12/XX/2006                                                                                 Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely:                                                               Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                     Agreement page 1 dated 11/XX/2006.  Signature dated 12/XX/2006                                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1124532209 XXX       $XXX      MD    4/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121562506 XXX       $XXX      MD    4/XX/2007  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
XXX       XXX   XXX       XXX               1121556069 XXX       $XXX      MD    6/XX/2007  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121451813 XXX       $XXX      MD    7/XX/2007  Investment Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX       XXX               1121450458 XXX       $XXX      MD    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
XXX       XXX   XXX       XXX               1121556491 XXX       $XXX      MD    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
XXX       XXX   XXX       XXX               1121445750 XXX       $XXX      MD    10/XX/2007 Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
XXX       XXX   XXX       XXX               1121457507 XXX       $XXX      MD    11/XX/2007 Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX       XXX               1121450952 XXX       $XXX      MD    2/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] State Compliance - Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
XXX       XXX   XXX       XXX               1121559737 XXX       $XXX      MD    2/XX/2008  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121437920 XXX       $XXX      MD    6/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay not verified with reliable documentation.                                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2008, prior to three (3) business days from transaction date of 06/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing.
XXX       XXX   XXX       XXX               1121449853 XXX       $XXX      MD    6/XX/2000  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2000 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Maryland Late Charge Grace Period Testing: Ten (10) day grace                                                               Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              period for the late charge does not conform with 15 day minimum per state (MD)                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                      Regs.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Maryland Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                              The delinquent or late charge may be the greater of $2 or 5% of the total
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               amount of any delinquent or late periodic installment of principal and interest,
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                   if: (i) the delinquency has continued for at least 15 calendar days
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121442129 XXX       $XXX      TN    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121437825 XXX       $XXX      PA    12/XX/2002 UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121456206 XXX       $XXX      PA    7/XX/2003  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing:                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Grace period not allowed per state (PA) - min grace period for PA is 15 days -                                                                 Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    note states 10 day                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Prepayment Penalty First Lien: Pennsylvania Prepayment Penalty:  Prepayment penalty not permissible on a first lien loan less than or equal to $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121454860 XXX       $XXX      PA    8/XX/2005  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing:                                                                                                                                                                                                                                                                                                                                                                         -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Grace period min not allowed per state (PA) - min grace period for PA is 15 days
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                 - note states 10
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX       XXX               1124530921 XXX       $XXX      PA    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1124533694 XXX       $XXX      PA    4/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1124532523 XXX       $XXX      PA    12/XX/2006 Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121445235 XXX       $XXX      PA    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
XXX       XXX   XXX       XXX               1121449889 XXX       $XXX      NJ    2/XX/1989  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/1989 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Miscellaneous Compliance - (Doc Error) RTC Error:  Right to Cancel expiration date is blank.: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                           -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) RTC Error:  Right to Cancel expiration date is blank.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/1989, prior to three (3) business days from transaction date of 02/XX/1989.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information.
XXX       XXX   XXX       XXX               1121569841 XXX       $XXX      NJ    5/XX/2003  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Subordinate Lien Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121568822 XXX       $XXX      NJ    11/XX/2003 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Subordinate Lien Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121448752 XXX       $XXX      NJ    4/XX/2004  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                               State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements                                                                                                                                                                                                                                                                                                                         punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1124534274 XXX       $XXX      NJ    3/XX/2000  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File contains neither Final nor Preliminary title.                                                                                  2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2000 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121565603 XXX       $XXX      NJ    2/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                               State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.                                                                                                                                                                                                                                                                                                                                                                                                                              punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1121562498 XXX       $XXX      NJ    9/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                   Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                                                                                                                                                                         creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as                         Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral                         (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                                                                                punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1121554591 XXX       $XXX      NJ    8/XX/2005  Primary    Refinance Rate/Term             3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                   Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                                                                                                                                                                         creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as                         Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral                         (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                          punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                                                                                Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1121447043 XXX       $XXX      NJ    5/XX/2006  UTD        Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    State Compliance - New Jersey Home Loan (Late Charge): 10 day grace period less                                                                State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                   Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          than 15 day minimum per state (NJ)                                                                                                             creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as                         Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral                         (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                                                                                punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1121443601 XXX       $XXX      NJ    5/XX/2007  Primary    Purchase                        3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    State Compliance - New Jersey Home Loan (Late Charge): Grace period not allowed                                                                State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                   Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          per state (NJ) - min grace period for NJ is 15 days - note states 10 days                                                                      creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as                         Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral                         (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                                                                                ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               1121453663 XXX       $XXX      NJ    3/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): Greater of $XXX or 5%                                                                   State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         late charge exceeds the 5% maximum per state (NJ) and 10 day grace period less                                                                 creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              than 15 day minimum per state (NJ).                                                                                                            an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1121451115 XXX       $XXX      NJ    9/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): 10 days grace period is                                                                 State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         less than the 15 days minimum per state of NJ.                                                                                                 creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1121563005 XXX       $XXX      NJ    1/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): Late charge not allowed                                                                 State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         per state (NJ) - max late charge for (NJ) is 4% - note states 5%                                                                               creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1121457999 XXX       $XXX      NJ    2/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): 10 day grace period is                                                                  State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                               less than 15 day minimum per state (NJ).                                                                                                       creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements                                                                                                                                                                                                                                                                                                                         ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1121448742 XXX       $XXX      NJ    3/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                                                                                                                                                                         State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1121440864 XXX       $XXX      NJ    4/XX/2007  Primary    Refinance UTD                   3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): Late charge not allowed                                                                 State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         per state (NJ) - min grace period for   NJ is 15 days - note states 10 days.                                                                   creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                Effective 11/XX/2003, no lender making any home loan may charge a late payment                                                               an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               fee in excess of 5% of the amount of the payment past due. The late payment fee                                                                securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                   may only be assessed for a payment past due 15 days or more.                                                                                   ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1121558983 XXX       $XXX      NJ    5/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                                                                                                                                                                         State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1121438957 XXX       $XXX      NJ    6/XX/2007  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): Late charge not allowed                                                                 State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              per state (NJ) - min grace period for   NJ is 15 days - note states 10 days.                                                                   creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                 Effective 11/XX/2003, no lender making any home loan may charge a late payment                                                               an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 fee in excess of 5% of the amount of the payment past due. The late payment fee                                                                securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                   may only be assessed for a payment past due 15 days or more.                                                                                   ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1121557616 XXX       $XXX      NJ    8/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): Grace period min not                                                                    State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              allowed per state (NJ) - min grace period for NJ is 15 days - note states 10                                                                   creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1121449063 XXX       $XXX      NJ    9/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): New Jersey requires a                                                                   State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              grace period of 15 days. Note reflects a grace period of 10 days.                                                                              creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.                                                                                                                                                                                                                                                                                                                           ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1121563658 XXX       $XXX      NJ    1/XX/2008  UTD        Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): 10 day grace period less                                                                State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              than 15 day minimum per state (NJ) and greater of 5% of $XXX late charge exceeds                                                               creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               5% maximum per state (NJ).                                                                                                                     an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.                                                                                                                                                                                                                                                                                                                                                                                                                                                    X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1121449473 XXX       $XXX      NJ    3/XX/2008  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): 10 day grace period is                                                                  State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              less than 15 day minimum per state (NJ).                                                                                                       creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1121558556 XXX       $XXX      AZ    9/XX/2002  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121554776 XXX       $XXX      RI    11/XX/2002 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2002 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121452061 XXX       $XXX      MN    9/XX/2002  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121441412 XXX       $XXX      RI    11/XX/2003 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Rhode Island Prepayment Penalty Non-Purchase Test: Rhode Island Prepayment Penalty:  Non-purchase loan contains a prepayment penalty which was not disclosed to the borrower in writing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121566390 XXX       $XXX      NH    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121556995 XXX       $XXX      CT    3/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX       XXX               1121558318 XXX       $XXX      CT    9/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121455554 XXX       $XXX      CT    3/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
XXX       XXX   XXX       XXX               1121454322 XXX       $XXX      CT    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121566926 XXX       $XXX      CT    4/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121572366 XXX       $XXX      CT    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
XXX       XXX   XXX       XXX               1121567033 XXX       $XXX      CT    3/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
XXX       XXX   XXX       XXX               1121442667 XXX       $XXX      ME    12/XX/2007 Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX       XXX               1121567906 XXX       $XXX      MA    9/XX/2002  UTD        Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121561859 XXX       $XXX      MA    4/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1124532631 XXX       $XXX      MA    11/XX/2005 Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - Massachusetts Open End Late Charge Grace Period Testing: MA                                                                                                                                                                                                                                                                                                                                                                       -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                          state grace period is 15 days, but 10 days is on note
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                              State Compliance - Massachusetts Open End Late Charge Percent and Amount
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               Testing: does not exceed state maximum
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX       XXX               1121438977 XXX       $XXX      MA    12/XX/2005 UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Massachusetts Open End Late Charge Percent and Amount                                                                       State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In                             -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Testing: 10 day grace period less than 15 day minimum per state (MA) and the                                                                   particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                      Greater of $XXX or 5% late charge exceeds the 3% maximum per state (MA).                                                                       Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121563072 XXX       $XXX      MA    2/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - Massachusetts Open End Late Charge Grace Period Testing:                                                                    State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In                             -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                      Grace period min not allowed per state (MA) - min grace period for MA is 15 days                                                               particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                          - note states 10                                                                                                                               Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                              State Compliance - Massachusetts Open End Late Charge Percent and Amount                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               Testing: 5% late charge exceeds 3%  maximum per state MA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121564479 XXX       $XXX      MA    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - Massachusetts Open End Late Charge Grace Period Testing: 10                                                                 State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In                             -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                      day grace period is less than 15 day minimum per state (MA.)                                                                                   particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                         Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX       XXX               1121569136 XXX       $XXX      MA    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - Massachusetts Open End Late Charge Grace Period Testing: 10                                                                 State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In                             -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                      day grace period is less than 15 day minimum per state (MA)                                                                                    particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                         Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121444060 XXX       $XXX      MI    5/XX/2001  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2001 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121571457 XXX                 MI    5/XX/2005  UTD        Refinance Cash-out -            3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                                                                                                                                                                                                                                                                               Loan File - (Missing Doc) Incomplete loan images/file: File only contains                                                                                                                                                                                                                                                                                                                                                                   UTD      Indeterminable
                                                                                                       Other                                                                                                                                                                                                                                                                                    [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                Mortgage, Appraisal, RTC  and Preliminary Title.  Compliance testing not
                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                                                          completed
XXX       XXX   XXX       XXX               1121566557 XXX       $XXX      MI    11/XX/2004 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                                                                                                                                                                                                                                                                               Loan File - (Missing Doc) Incomplete loan images/file: File only contains                                                                                                                                                                                                                                                                                                                                                                   UTD      Indeterminable
                                                                                                       Home Improvement                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                Mortgage. Compliance testing not completed.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
XXX       XXX   XXX       XXX               1121570650 XXX       $XXX      MO    2/XX/2003  Primary    UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1124556772 XXX       $XXX      MO    6/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121456177 XXX       $XXX      MO    4/XX/2005  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121571526 XXX       $XXX      MO    11/XX/2005 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    State Compliance - Missouri Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     period is less than 15 day minimum per state (MO)                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121440101 XXX       $XXX      MO    3/XX/2007  UTD        Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    State Compliance - Missouri Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     period less than 15 day minimum per state (MO)                                                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121553702 XXX       $XXX      MO    1/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121562900 XXX       $XXX      MO    2/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
XXX       XXX   XXX       XXX               1121564450 XXX       $XXX      MO    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Missouri Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              period less than 15 day minimum per state (MO)                                                                                                 X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
XXX       XXX   XXX       XXX               1124534627 XXX       $XXX      KS    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1124528692 XXX       $XXX      KS    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121443813 XXX       $XXX      AR    3/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121564349 XXX       $XXX      IL    11/XX/2005 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.
XXX       XXX   XXX       XXX               1121555539 XXX       $XXX      NC    7/XX/2007  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               1121555677 XXX       $XXX      NM    7/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               2022239541 XXX       $XXX      NM    10/XX/2007 UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121442564 XXX       $XXX      NM    1/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
XXX       XXX   XXX       XXX               1121444138 XXX       $XXX      OK    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1124528635 XXX       $XXX      VA    9/XX/2002  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121441532 XXX       $XXX      VA    4/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    State Compliance - Virginia Tangible Net Benefit Test: Missing Loan                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                        No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         Disbursement.                                                                                                                                  State Compliance - Virginia Tangible Net Benefit Test: The secondary market purchase of a loan does not trigger coverage of the statute."                                                                                                                                                             Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.
XXX       XXX   XXX       XXX               1121440242 XXX       $XXX      VA    7/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121438477 XXX       $XXX      VA    1/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121553862 XXX       $XXX      VA    1/XX/2007  UTD        Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121443836 XXX       $XXX      VA    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121556973 XXX       $XXX      VA    3/XX/2008  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
XXX       XXX   XXX       XXX               1121570877 XXX       $XXX      NY    2/XX/2006  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               1121553868 XXX       $XXX      VA    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121440927 XXX       $XXX      VA    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121439501 XXX       $XXX      VA    11/XX/2006 Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121563161 XXX       $XXX      VA    2/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or final title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121564849 XXX       $XXX      VA    4/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121563117 XXX       $XXX      VA    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
XXX       XXX   XXX       XXX               1121443873 XXX       $XXX      VA    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
XXX       XXX   XXX       XXX               1121439119 XXX       $XXX      VA    10/XX/2007 UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121442560 XXX       $XXX      DC    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX               1121554268 XXX       $XXX      VA    12/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
XXX       XXX   XXX       XXX               1121439830 XXX       $XXX      VA    7/XX/2008  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1121554536 XXX       $XXX      VA    9/XX/2000  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2000 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1121457347 XXX       $XXX      CT    6/XX/2012  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2012 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2012, prior to three (3) business days from transaction date of 06/XX/2012.
XXX       XXX   XXX       XXX     XXX       127158641  XXX       $XXX      MI    12/XX/2003 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       127158737  XXX       $XXX      KY    3/XX/2004  Primary    Refinance Cash-out -            1                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       127144976  XXX       $XXX      MO    6/XX/2004  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Missouri Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX     XXX       127144962  XXX       $XXX      MD    6/XX/2004  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127145082  XXX       $XXX      NC    9/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       127158929  XXX       $XXX      MI    7/XX/2005  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX     XXX       127159297  XXX       $XXX      MI    2/XX/2004  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Not Provided - Purchase HELOC: Notice of Right to Cancel was not provided for HELOC Residential Mortgage Transaction. Notice of Right to Cancel must be provided prior to each subsequent draw.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127145276  XXX       $XXX      NH    6/XX/2005  Primary    Refinance Cash-out -            1                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       127172387  XXX       $XXX      MN    12/XX/2005 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       127159649  XXX       $XXX      PA    7/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX     XXX       127159756  XXX       $XXX      GA    7/XX/2005  Second     Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                            Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       1027683864 XXX       $XXX      OR    10/XX/2005 Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       127159919  XXX       $XXX      IN    3/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                              -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX     XXX       127145599  XXX       $XXX      CA    3/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
XXX       XXX   XXX       XXX     XXX       127146088  XXX       $XXX      FL    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       127173165  XXX       $XXX      PA    3/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127146309  XXX       $XXX      WI    1/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX     XXX       127146394  XXX       $XXX      CA    12/XX/2005 Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127173612  XXX       $XXX      AZ    8/XX/2006  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       127160475  XXX       $XXX      CA    9/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX     XXX       127160727  XXX       $XXX      DE    12/XX/2006 Investment Refinance Cash-out -            1                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       127147207  XXX       $XXX      GA    2/XX/2007  Primary    Purchase                        1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       127160696  XXX       $XXX      VA    11/XX/2006 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX     XXX       127174294  XXX       $XXX      FL    12/XX/2006 Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127147927  XXX       $XXX      AZ    5/XX/2007  Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
XXX       XXX   XXX       XXX     XXX       127148613  XXX       $XXX      OH    4/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.                                                                                                                                               Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization                                                                 State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.                                                                                                                                                                                                                                               did not disclose settlement fee of $XXX and wire fee of $XXX.                                                                                  or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                                                                                                                                                                              The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX     XXX       127148668  XXX       $XXX      NH    4/XX/2007  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       127161057  XXX       $XXX      NC    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       127149595  XXX       $XXX      FL    6/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       127188314  XXX       $XXX      MI    6/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX     XXX       127149684  XXX       $XXX      CA    6/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty:  Loan may contain an impermissible prepayment penalty greater than 6 months interest on the amount prepaid in excess of 20% of the original amount, depending on the lender's license type.                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127149815  XXX       $XXX      PA    6/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127149859  XXX       $XXX      CA    6/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty:  Loan may contain an impermissible prepayment penalty greater than 6 months interest on the amount prepaid in excess of 20% of the original amount, depending on the lender's license type.                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX     XXX       127150013  XXX       $XXX      AZ    7/XX/2007  Primary    Purchase                        1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       127150171  XXX       $XXX      MN    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       127161373  XXX       $XXX      WV    8/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
XXX       XXX   XXX       XXX     XXX       127150419  XXX       $XXX      CA    7/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127150647  XXX       $XXX      CA    7/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127150945  XXX       $XXX      VA    8/XX/2007  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX     XXX       127151069  XXX       $XXX      CA    8/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX     XXX       127151129  XXX       $XXX      MT    9/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] State Compliance - Montana Prepayment Penalty Second Lien: Montana Prepayment Penalty:  Second lien loan contains a prepayment penalty greater than 10% in months 1 through 6, 7% in months 6 through 18, or 3.5% in months 18 through 60.                                                                                                                                                                                                                                                                                                                                         X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX     XXX       127151199  XXX       $XXX      WI    9/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       127161694  XXX       $XXX      CA    10/XX/2007 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       127188869  XXX       $XXX      MD    12/XX/2007 Primary    Purchase                        1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       127178685  XXX       $XXX      FL    1/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Home Improvement                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
XXX       XXX   XXX       XXX     XXX       127189157  XXX       $XXX      WA    11/XX/2008 Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               State Compliance - Washington Prepayment Penalty Junior Lien: PPP Expired.                                                                     Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                            Prepayment charge not allowed per state (WA) - max prepayment charge a WA junior                                                               X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.                                                                                                                                                                                                       lien is 0% - note states $XXX for 60 months. Lender is XXX.                                                                                    State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Washington Prepayment Penalty Junior Lien: Washington Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan under the Consumer Loan Act.
XXX       XXX   XXX       XXX     XXX       127152355  XXX       $XXX      CA    12/XX/2005 Primary    Purchase                        3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                               Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       127152598  XXX       $XXX      VA    6/XX/2007  Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           violations.
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                     Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        confirm that borrower received.
XXX       XXX   XXX       XXX     XXX       127153460  XXX       $XXX      CA    1/XX/2007  Primary    Purchase                        3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                               Yes      TR
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date but is not signed                                                                                                Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                     or dated by borrower so cannot confirm that borrower received.
XXX       XXX   XXX       XXX     XXX       127153603  XXX       $XXX      GA    6/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       127153949  XXX       $XXX      CA    12/XX/2006 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Home Improvement                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       127154019  XXX       $XXX      FL    11/XX/2006 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       127154184  XXX       $XXX      TX    2/XX/2007  Primary    Purchase                        2                [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                          2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                 -
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       127154266  XXX       $XXX      MO    3/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Missouri Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       127155492  XXX       $XXX      DC    3/XX/2006  Second     Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                            Home       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       127155611  XXX       $XXX      GA    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                               Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     violations.
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   Consummation: TIL in file indicated to be final, expected funding date same as                                                                 X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                            disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements                                                                                                                                                                          confirm that borrower received.                                                                                                                Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.                                                                                                                                                                                                                                                                                                                           Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX     XXX       127162105  XXX       $XXX      PA    5/XX/2004  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       127162118  XXX       $XXX      NC    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127162323  XXX       $XXX      AZ    9/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127162853  XXX       $XXX      FL    3/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127163187  XXX       $XXX      FL    4/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127163602  XXX       $XXX      FL    12/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127163993  XXX       $XXX      CA    1/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127164226  XXX       $XXX      CA    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127157867  XXX       $XXX      DE    2/XX/2005  Second     Refinance Cash-out -            3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                            Home       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX       XXX     XXX       127164489  XXX       $XXX      CA    6/XX/2007  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127164966  XXX       $XXX      PA    3/XX/2000  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Information not provided.                                                                                                           2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2000 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127165544  XXX       $XXX      MD    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127165711  XXX       $XXX      TN    2/XX/2002  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Tennessee Late Charge Percent and Amount Test: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       127158255  XXX       $XXX      MI    3/XX/2004  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX               XXX       1123647570 XXX       $XXX      GA    8/XX/2014  Primary    Refinance Cash-out -    ATR     3        3       [3] Application / Processing - FEMA Disaster Issue: Property is located in XXX and has  Missing appraisal/valuation. Subject loan closed 8/XX/14,                           1                                               3           [3] Federal Compliance - Appendix Q Liabilities - Revolving: Unable to determine compliance with Appendix Q liabilities requirements due to missing information.                                                                                                                                                                                                                                                                        Federal Compliance - Appendix Q Liabilities - Revolving: File is missing all                                                                   Federal Compliance - General Ability To Repay Provision Credit History: Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX, costs, and attorney's fees) and enhanced damages (an amount equal to the sum of                         TILA ATR/QM
                                                                                                       Other                   Fail                     not been inspected.: Disaster Name: XXX                                                 after the disaster declaration date of 9/XX/2009.                                                                                               [3] Federal Compliance - General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.                                                                                                                                                                                                                               income documention, credit documention, all 1003's                                                                                             all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation.
                                                                                                                                                        Disaster Declaration Date: 09/XX/2009                                                   Missing Final & preliminary title.                                                                                                              [3] Federal Compliance - General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.                                                                                                                                                                                                                                        Federal Compliance - General Ability To Repay Provision Credit History: File is                                                                However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without
                                                                                                                                                        Disaster End Date:  10/XX/2009                                                          Missing hazard insurance policy. No document in loan file                                                                                       [3] Federal Compliance - General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.                                                                                                                                                                                                 missing all income documention, credit documention, all 1003's                                                                                 regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is
                                                                                                                                                        [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  to be able to determine amount of annual hazard policy.                                                                                         [3] Federal Compliance - General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: %, LTV/CLTV: .00000%/.00000%, Credit Score: , Occupancy: Primary, Purpose: Refinance, Cash-out - Other                                                                                                  Federal Compliance - General Ability To Repay Provision Income and Assets - No                                                                 rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
                                                                                                                                                        [3] Insurance Documentation - Hazard Insurance Error: Subject hazard insurance premium  No credit documents found in the loan file.                                                                                                     [3] Federal Compliance - General Ability To Repay Provision Mortgage-Related Obligations: Ability to Repay (Dodd-Frank 2014): Mortgage-related obligations not considered in loan qualification.                                                                                                                                                                                                                                        Income Provided: File is missing all income documention, credit documention, all                                                               Federal Compliance - General Ability To Repay Provision Investor Guidelines Not Provided: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, XXX does not adjust grading taking into account TILA SOL for exceptions under ATR, given the
                                                                                                                                                        is missing from evidence of insurance.                                                  Missing documentation for first lien.                                                                                                           [3] Federal Compliance - No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements.                                                                                                                                                                                                                                                                      1003's                                                                                                                                         potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.
                                                                                                                                                        [3] Credit Calculation / Analysis - Missing Document: Alternative Credit Documentation  Missing hazard insurance policy.                                                                                                                [3] Federal Compliance - QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information.                                                                                                                                                                                                                                                                                   Federal Compliance - General Ability To Repay Provision Investor Guidelines Not                                                                Federal Compliance - General Ability To Repay Provision Mortgage-Related Obligations: Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX, costs, and attorney's fees) and enhanced damages (an amount equal
                                                                                                                                                        not provided                                                                                                                                                                                                                            [3] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.                                                                                                                                                                                                                                                            Provided: No approvals provided                                                                                                                to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of
                                                                                                                                                        [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Ability To Repay Not Exempt - NULL Check for Unknown Designation Test: Unable to determine whether loan is exempt from ability to repay testing due to missing  information.                                                                                                                                                                                                                                   Federal Compliance - General Ability To Repay Provision Mortgage-Related                                                                       the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-
                                                                                                                                                        [3] Application / Processing - Missing Document: Approval not provided                                                                                                                                                                  [2] Federal Compliance - Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.80490% or Final Disclosure APR of 7.81500% is in excess of allowable threshold of APOR 4.16% + 3.5%, or 7.66000%.  Non-Compliant Higher Priced Mortgage Loan.                                                                                                                                                   Obligations: File is missing all income documention, credit documention, all                                                                   off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If
                                                                                                                                                        [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                  [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                                                          1003's                                                                                                                                         judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
                                                                                                                                                        [3] Application / Processing - Missing Document: Loan Underwriting and Transmittal                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2014 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               Federal Compliance - QM DTI: File is missing all income documention, credit                                                                    Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, XXX does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay
                                                                                                                                                        Summary (1008) / MCAW not provided                                                                                                                                                                                                      [2] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Unable to test Loan Originator Organization match due to missing information.                                                                                                                                                                                                                                       documention, all 1003's                                                                                                                        defense in response to an action to collect a debt by recoupment or set-off.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Unable to test Individual Loan Originator NMLSR status due to missing information.                                                                                                                                                                                                                               Federal Compliance - Ability To Repay Not Exempt - NULL Check for Unknown                                                                      Federal Compliance - Unknown Loan Designation: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.
                                                                                                                                                        [3] Application / Processing - Missing Document: Note - Senior Lien not provided                                                                                                                                                        [2] Federal Compliance - TILA NMLSR - Missing NMLS Information on Security Instrument: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on Security Instrument.                                                                                                                                                                                                                                             Designation Test: File is missing all income documention, credit documention,                                                                  Federal Compliance - Federal HPML 2014 Non Compliant: TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [2] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors                                                                                                                                                   [2] Federal Compliance - TILA NMLSR - Missing NMLS Information on Note: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on Note.                                                                                                                                                                                                                                                                           all 1003's                                                                                                                                     Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face
                                                                                                                                                        and assigns", per guideline requirements.                                                                                                                                                                                               [2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.                                                                                                                                                                               Federal Compliance - (Fed HPML Disclosure) Federal Higher-Priced Mortgage Loan                                                                 of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $XXX, in the case of an individual transaction, or the lesser of $XXX or 1% of the creditor's net worth in the case of a class action (effective
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 (Appraisal Disclosure Not Provided): Missing disclosure                                                                                        1/XX/14, this amount increases to the lesser of $XXX or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer,
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                            Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan                                                                  unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.                                                                                                                                                                                   (Appraisal - Did Not Physically Visit): Missing appraisal/valuation report                                                                     foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                Effective 1/XX/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $XXX, in the case of an individual transaction, or the lesser of $XXX or 1% of the creditor's net worth in the case of a class action
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Fed HPML Disclosure) Federal Higher-Priced Mortgage Loan (Appraisal Disclosure Not Provided): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide Appraisal Disclosure to consumer.                                                                                                                                                                                                                                                                                                                                                         (effective 1/XX/14, this amount increases to the lesser of $XXX or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL Higher Priced Mortgage Loan Safe Harbor: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.                                                                                                                                                                                                                                                                                                                                                                                                                              the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal Not Obtained Timely): Unable to determine compliance with timely delivery of valuation to borrower due to missing information.                                                                                                                                                                                                                                                                                                                                                            nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit): TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained by physical visit to property.                                                                                                                                                                                                                                                                                                                                                            damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2014, prior to three (3) business days from transaction date of 08/XX/2014.                                                                                                                                                                                                                                                                                                                           Effective 1/XX/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                    the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA NMLSR - Missing NMLS Information on Security Instrument: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.                                                                                                                                                                                                                                                     documents assigned, except where the assignment was voluntary.  This civil liability may include $XXX, in the case of an individual transaction, or the lesser of $XXX or 1% of the creditor's net worth in the case of a class action (effective 1/XX/14, this amount increases to the lesser of $XXX or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Effective 1/XX/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA NMLSR - Missing NMLS Information on Note: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $XXX, in the case of an individual transaction, or the lesser of $XXX or 1% of the creditor's net worth in the case of a class action (effective 1/XX/14, this amount increases to the lesser of $XXX or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Effective 1/XX/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $XXX or 1% of the creditor's net worth in the case of a class action (effective 1/XX/14, this amount increases to the lesser of $XXX or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Effective 1/XX/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - (Fed HPML Disclosure) Federal Higher-Priced Mortgage Loan (Appraisal Disclosure Not Provided): TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal Not Obtained Timely): TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit): TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX               XXX       1123650168 XXX       $XXX      PA    8/XX/2014  Primary    Refinance UTD                   3        3       [3] Application / Processing - FEMA Disaster Issue: Property is located in a XXX and                                                                                        1                                               3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               Yes      TR
                                                                                                                                                        has not been inspected.: Disaster Name: XXX                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2014 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                        Disaster Declaration Date: 09/XX/2011                                                                                                                                                                                                   [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Disaster End Date:  10/XX/2011                                                                                                                                                                                                          [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                        [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                  [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Insurance Documentation - Hazard Insurance Error: Subject hazard insurance premium                                                                                                                                                  [2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
                                                                                                                                                        is missing from evidence of insurance.                                                                                                                                                                                                  [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                        [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  A lookback period was not able to be performed.  Compliance tests were run using an application date of 07/XX/2014 which is one month prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                        [3] Application / Processing - Missing Document: Approval not provided                                                                                                                                                                  [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                        [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
                                                                                                                                                        [3] Application / Processing - Missing Document: Fraud Report not provided                                                                                                                                                              [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                        [3] Loan File - Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                  [2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003
                                                                                                                                                        [3] Application / Processing - Missing Document: Note - Senior Lien not provided
                                                                                                                                                        [2] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.
XXX       XXX   XXX               XXX       1123723805 XXX       $XXX      GA    10/XX/2003 Primary    Purchase                        2                [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                     2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
XXX       XXX   XXX               XXX       1123721452 XXX       $XXX      CA    9/XX/2004  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              X, for these type of violations.
XXX       XXX   XXX               XXX       1123721491 XXX       $XXX      AL    8/XX/2005  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] State Compliance - Alabama Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Alabama Prepayment Penalty: Alabama Prepayment Penalty:  Prepayment penalty not permissible under the Consumer Credit Act.
XXX       XXX   XXX               XXX       1123721583 XXX       $XXX      TN    9/XX/2005  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Tennessee Late Charge Percent and Amount Test: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.
XXX       XXX   XXX               XXX       1123721534 XXX       $XXX      CA    4/XX/2005  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
XXX       XXX   XXX               XXX       1123721598 XXX       $XXX      CO    6/XX/2005  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX               XXX       1123721573 XXX       $XXX      NY    2/XX/2005  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Debt Consolidation                               Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005.
XXX       XXX   XXX               XXX       1123721637 XXX       $XXX      CO    3/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either a Preliminary or Final                                                                                 2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Debt Consolidation                                                                                                                       Title.                                                                                                                                          [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005.
XXX       XXX   XXX               XXX       1123721678 XXX       $XXX      NV    7/XX/2004  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1123721809 XXX       $XXX      IL    4/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either a Preliminary or Final                                                                                 2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                               [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:     Title.                                                                                                                                          [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005.
XXX       XXX   XXX               XXX       1123721774 XXX       $XXX      CA    5/XX/2005  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other
XXX       XXX   XXX               XXX       1123721802 XXX       $XXX      CT    8/XX/2005  Primary    Purchase                        1                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX               XXX       1123721890 XXX       $XXX      PA    9/XX/2005  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
XXX       XXX   XXX               XXX       1123721885 XXX       $XXX      MD    8/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                       Other
XXX       XXX   XXX               XXX       1123723895 XXX       $XXX      FL    5/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other
XXX       XXX   XXX               XXX       1123723850 XXX       $XXX      AZ    5/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
XXX       XXX   XXX               XXX       1123723914 XXX       $XXX      CA    8/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other
XXX       XXX   XXX               XXX       1123723915 XXX       $XXX      MA    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                                                                                                                                                                     State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In                             -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX               XXX       1123723975 XXX       $XXX      CT    10/XX/2006 Primary    Refinance Cash-out -            1                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Home Improvement
XXX       XXX   XXX               XXX       1123723933 XXX       $XXX      CA    4/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Debt Consolidation
XXX       XXX   XXX               XXX       2024498727 XXX       $XXX      NM    7/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
XXX       XXX   XXX               XXX       2024498235 XXX       $XXX      UT    5/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - Utah Prepayment Penalty Test: Utah Prepayment Penalty:  Junior lien loan contains a prepayment penalty without offering the borrower the option of a loan without a prepayment penalty or a  loan containing a prepayment penalty with rate/fees lower than the loan without prepay.                                                                                                                             State Compliance - Utah Prepayment Penalty Test: PPP expired. Prepayment charge                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            not allowed per state (UT). Lender is XXX.
XXX       XXX   XXX               XXX       1123724127 XXX       $XXX      IN    6/XX/2007  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - Indiana Late Charge Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX               XXX       1123724117 XXX       $XXX      FL    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX               XXX       1123724088 XXX       $XXX      FL    9/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX               XXX       1123724179 XXX       $XXX      AL    9/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - Alabama Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                             State Compliance - Alabama Late Charge Percent and Amount Testing: Missing P&I                                                                 Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                         amount                                                                                                                                         Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
XXX       XXX   XXX               XXX       1123724235 XXX       $XXX      MT    12/XX/2007 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                       Other
XXX       XXX   XXX               XXX       1123724197 XXX       $XXX      AZ    12/XX/2007 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX               XXX       1123724321 XXX       $XXX      FL    1/XX/2008  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX               XXX       1123724324 XXX       $XXX      FL    2/XX/2008  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX               XXX       1123725180 XXX       $XXX      NJ    4/XX/2008  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX               XXX       1123647481 XXX       $XXX      NJ    6/XX/2008  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              X, for these type of violations.
XXX       XXX   XXX               XXX       1123724345 XXX       $XXX      WI    6/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain Preliminary or Final Title                                                                                    2           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2008, prior to three (3) business days from transaction date of 06/XX/2008.                                                                                                                                                                                                                                                                                                                           violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX               XXX       1123724463 XXX       $XXX      MD    11/XX/2008 Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty:  Prepayment penalty not permissible on a loan originated on or after June 1, 2008.                                                                                                                                                                                                                                                                                                                                                                                                               State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability                                                                                                                                                                                               -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Maryland SB270 Prepayment Penalty Test 2008: Maryland SB270: Mortgage loan contains an impermissible prepayment penalty.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX               XXX       1123724422 XXX       $XXX      FL    12/XX/2004 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX               XXX       1123724490 XXX       $XXX      OK    9/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1123724518 XXX       $XXX      NC    8/XX/2009  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2009 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2009, prior to three (3) business days from transaction date of 08/XX/2009.
XXX       XXX   XXX               XXX       1123720699 XXX       $XXX      AZ    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1123720724 XXX       $XXX      NV    2/XX/2004  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX               XXX       1123720686 XXX       $XXX      NV    5/XX/2004  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1123720763 XXX       $XXX      FL    7/XX/2003  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1123720798 XXX       $XXX      FL    7/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1123720809 XXX       $XXX      FL    8/XX/2004  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1123721680 XXX       $XXX      FL    8/XX/2004  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX               XXX       1123720931 XXX       $XXX      FL    9/XX/2004  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    Required
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1123720916 XXX       $XXX      FL    5/XX/2005  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX               XXX       1123720883 XXX       $XXX      FL    10/XX/2005 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX               XXX       1123721039 XXX       $XXX      CA    7/XX/2004  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX               XXX       1123721097 XXX       $XXX      CA    10/XX/2005 UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX               XXX       1123721884 XXX       $XXX      CA    11/XX/2005 UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX               XXX       1123721132 XXX       $XXX      CA    11/XX/2005 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1123721161 XXX       $XXX      CA    3/XX/2006  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX               XXX       1123721185 XXX       $XXX      CA    3/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1123721158 XXX       $XXX      CA    8/XX/2004  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                         Miscellaneous Compliance - Unable to determine occupancy, compliance results                                                                   Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              were generated using a defaulted value of Primary.: The borrower's current                                                                     Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                         address is missing from the HELOC Agreement to cross reference with the                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                     collateral address.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX               XXX       1123721305 XXX       $XXX      CA    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1123721389 XXX       $XXX      CA    3/XX/2008  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either a Preliminary or Final Title                                                                           2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX               XXX       1123721405 XXX       $XXX      NY    7/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either a Preliminary or Final Title                                                                           2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               period less than 15 day minimum per state (NY)
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.                                                                                                                                                                                                                                                                         State Compliance - New York Late Charge Percent Testing: $XXX late charge could
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                       exceed 2% maximum per state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1123721370 XXX       $XXX      NY    3/XX/2004  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either a Preliminary or Final Title                                                                           2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1123721443 XXX       $XXX      NY    5/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either a Preliminary or Final Title                                                                           2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Prepayment Penalty Junior Lien: PPP expired.  $XXX                                                                 Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Early Closure/Mortgage Tax Reimbursement is not allowed in the state of NY on a                                                                Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.                                                                                                                                                                                                                                                                           second lien.                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1123722021 XXX       $XXX      NY    7/XX/2004  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either a Preliminary or Final Title                                                                           2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX               XXX       1123722171 XXX       $XXX      NY    8/XX/2004  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.
XXX       XXX   XXX               XXX       1123722205 XXX       $XXX      NY    7/XX/2004  Primary    UTD UTD                         2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - New York Prepayment Penalty Junior Lien: Per NY state law, a                                                                Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    prepayment penalty cannot be charged on a 2nd mortgage.                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX               XXX       1123722259 XXX       $XXX      NY    8/XX/2005  Primary    Refinance Rate/Term             3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either a Preliminary or Final Title                                                                           3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     period is <15 day minimum required for the state of NY.                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Indeterminable
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Percent Testing: Greater of $XXX or 5%
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              late charge is >2% maximum for the state of NY.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1123722289 XXX       $XXX      NY    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: Grace period per                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              HELOC Agreement is 10 days and minimum per NY state is 15 days.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               State Compliance - New York Late Charge Percent Testing: Late charge per HELOC
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.                                                                                                                                                                                                                                                                         Agreement is 5% and maximum per NY state is 2%.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1123722319 XXX       $XXX      NY    12/XX/2007 Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either a Preliminary or Final Title                                                                           2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: Grace period of 10                                                               Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              days is less than 15 days minimum per state (NY)                                                                                               Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                          State Compliance - New York Late Charge Percent Testing: Late fee of Greater of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               $XXX.00 or 5% exceeds maximum of 2% per state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1123722398 XXX       $XXX      MD    9/XX/2004  Primary    Refinance UTD                   2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2004, prior to three (3) business days from transaction date of 09/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX               XXX       1123722455 XXX       $XXX      MD    5/XX/2006  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX               XXX       1123722478 XXX       $XXX      TX    5/XX/2004  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                     SELLER - GENERAL COMMENT (2019-12-XX): According to page 7 of State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the                    No       State - NC
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.                                                                                                                                                                                                                           the Deed of Trust, states "Owner acknowledges having read all lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.                                                                                                                                                                                                                                                                          the provisions of this homestead lien contract, and owner     comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.                                                                                                                                                                                                                                             agrees to its terms.  Owner also acknowledges owner received  and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                      a copy of the disclosures required by section 50(g), Article  State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                          XVI, Texas constitution at least 12 days prior to the date of lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                           this homestead lien contract and that all blanks were filled  comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                  in prior to signing.                                          and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX 50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(1)-(5) or (8).                                                                                                                                                                                                                                                                                                                             State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1)
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.                                                                                                                                                                           On the Equity Creditline Agreement and Disclosure Statement   fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.                                                                                                                                                                                                                                     on page 8 under the Additional Agreements and Acknowledgments any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.                                                                                                                                                                                                                                                                 item 1.  Waiting periods.  This account is established at     spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed at an authorized location due to missing documentation.                                                                                                                                                                                                                                                         least 12 days after the day that: (i) you submitted your      Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.                                                                                                                                                                                                                                                         application for the account, or (ii) all owners of the        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV                                                                                                                            property and all of their spouses received the "Notice        State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                            Concerning Extensions of Credit" form, whichever is later.    obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Unless a bona fide emergency or other good cause exists and   credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         you have provided us written consent, you agree that you      who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         received the "itemized Disclosure of Closing Costs" form at   State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         least one business day before the Account was established.    (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         And (3) Disclosures received.  You received the form "XXX"    or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         and the handbook "When Your Home Is On The Line: What You     spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Should Know About Home Equity Lines of Credit" before the day State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         the Account was established.                                  credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL COMMENT (2019-12-XX): Itemization of Final failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Costs and Fees Disclosure not provided.  Exception remains.   each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         SELLER - GENERAL COMMENT (2019-12-XX): According to page 7 of State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder the Deed of Trust, states "Owner acknowledges having read all (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         the provisions of this homestead lien contract, and owner     or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's agrees to its terms.  Owner also acknowledges owner received  spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         a copy of the disclosures required by section 50(g), Article  State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         XVI, Texas constitution at least 12 days prior to the date of or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         this homestead lien contract and that all blanks were filled  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         in prior to signing.                                          owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         On the Equity Creditline Agreement and Disclosure Statement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         on page 8 under the Additional Agreements and Acknowledgments item 1.  Waiting periods.  This account is established at
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         least 12 days after the day that: (i) you submitted your
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         application for the account, or (ii) all owners of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         property and all of their spouses received the "Notice
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Concerning Extensions of Credit" form, whichever is later.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Unless a bona fide emergency or other good cause exists and you have provided us written consent, you agree that you
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         received the "itemized Disclosure of Closing Costs" form at least one business day before the Account was established.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         And (3) Disclosures received.  You received the form "XXX"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         and the handbook "When Your Home Is On The Line: What You
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Should Know About Home Equity Lines of Credit" before the day the Account was established.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL COMMENT (2019-12-XX): Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         indicating borrower was provided copies of all documents
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         signed at closing not found in file.  Exception remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         SELLER - GENERAL COMMENT (2019-12-XX): According to page 7 of the Deed of Trust, states "Owner acknowledges having read all the provisions of this homestead lien contract, and owner
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         agrees to its terms.  Owner also acknowledges owner received a copy of the disclosures required by section 50(g), Article
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         XVI, Texas constitution at least 12 days prior to the date of this homestead lien contract and that all blanks were filled in prior to signing.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         On the Equity Creditline Agreement and Disclosure Statement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         on page 8 under the Additional Agreements and Acknowledgments item 1.  Waiting periods.  This account is established at
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         least 12 days after the day that: (i) you submitted your
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         application for the account, or (ii) all owners of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         property and all of their spouses received the "Notice
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Concerning Extensions of Credit" form, whichever is later.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Unless a bona fide emergency or other good cause exists and you have provided us written consent, you agree that you
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         received the "itemized Disclosure of Closing Costs" form at least one business day before the Account was established.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         And (3) Disclosures received.  You received the form "XXX"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         and the handbook "When Your Home Is On The Line: What You
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Should Know About Home Equity Lines of Credit" before the day the Account was established.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL COMMENT (2019-12-XX): Notice Concerning
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Extension of Credit not provided.  Unable to used paragraph on Note that indicates borrower received Notice at least 12 days before closing of loan.  Exception remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         SELLER - GENERAL COMMENT (2019-12-XX): According to page 7 of the Deed of Trust, states "Owner acknowledges having read all the provisions of this homestead lien contract, and owner
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         agrees to its terms.  Owner also acknowledges owner received a copy of the disclosures required by section 50(g), Article
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         XVI, Texas constitution at least 12 days prior to the date of this homestead lien contract and that all blanks were filled in prior to signing.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         On the Equity Creditline Agreement and Disclosure Statement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         on page 8 under the Additional Agreements and Acknowledgments item 1.  Waiting periods.  This account is established at
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         least 12 days after the day that: (i) you submitted your
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         application for the account, or (ii) all owners of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         property and all of their spouses received the "Notice
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Concerning Extensions of Credit" form, whichever is later.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Unless a bona fide emergency or other good cause exists and you have provided us written consent, you agree that you
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         received the "itemized Disclosure of Closing Costs" form at least one business day before the Account was established.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         And (3) Disclosures received.  You received the form "XXX"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         and the handbook "When Your Home Is On The Line: What You
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Should Know About Home Equity Lines of Credit" before the day the Account was established.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL COMMENT (2019-12-XX): Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Acknowledgement of Fair Market Value.  Exception remains.
XXX       XXX   XXX               XXX       1123722446 XXX       $XXX      TX    7/XX/2004  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either a Preliminary or Final Title                                                                           3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Documents Signed by                                                                      State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the                    No       State - NC
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.                                                                                                                                          Borrower Contains Blank Fields): HELOC Agreement Effective Disbursement date is                                                                lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Documents Signed by Borrower Contains Blank Fields): Texas Constitution Section 50(a)(6): Legally binding documents signed by borrower contain blank fields.                                                                                                                                                                                                                  blank.                                                                                                                                         comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.                                                                                                                                                                                                                                                                                                                                        and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.                                                                                                                                                                                                                                                                                                           State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Documents Signed by Borrower Contains Blank Fields): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.                                                                                                                                                                                                                                                                    comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: Truth in Lending Act (HELOC):  Non-refundable fee imposed by lender within three (3) business days of borrower receiving HELOC disclosures and brochure.                                                                                                                                                                                                                                                                                                                        lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                                                                                comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX 50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(1)-(5) or (8). Unable to determine purpose of additional debt secured by the homestead.                                                                                                                                                                                                                                                    State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1)
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.                                                                                                                                                                                                                                         fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.                                                                                                                                                                                                                                                                                                   any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.                                                                                                                                                                                                                                                                                                                               spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed at an authorized location due to missing documentation.                                                                                                                                                                                                                                                                                                                       Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) due to missing information.                                                                                                                                                                                                                                                        State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX               XXX       1123722503 XXX       $XXX      PA    5/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
XXX       XXX   XXX               XXX       1123723363 XXX       $XXX      PA    6/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2004, prior to three (3) business days from transaction date of 06/XX/2004.
XXX       XXX   XXX               XXX       1123722532 XXX       $XXX      PA    1/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period                                                                      Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Testing: 10 day grace period is less than 15 day minimum per state (PA).                                                                       Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1123722593 XXX       $XXX      PA    6/XX/2009  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2009 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Testing: Grace period of 10 days is less than minimum of 15 days per state (PA)                                                                X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2009, prior to three (3) business days from transaction date of 06/XX/2009.
XXX       XXX   XXX               XXX       1123722621 XXX       $XXX      NJ    5/XX/2002  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2002 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Subordinate Lien Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1123722590 XXX       $XXX      NJ    7/XX/2002  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - New Jersey Subordinate Lien Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1123722679 XXX       $XXX      NJ    6/XX/2004  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): 10 day grace period with                                                                State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                         $XXX late charge is less than 15 day minimum required with 5% maximum for the                                                                  creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              state of NJ.                                                                                                                                   an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    State Compliance - New Jersey Prepayment Penalty: PPP expired.  12 months Early                                                                securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                          Cancellation prepayment penalty is not permissible in the state of NJ.                                                                         ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX               XXX       1123722640 XXX       $XXX      NJ    6/XX/2004  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                                                                                                                                                                                                                State Compliance - New Jersey Home Loan (Late Charge): $XXX late charge could                                                                  State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               exceed 5% maximum per state (NJ)                                                                                                               creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                           10 day grace period less than 15 day minimum per state (NJ)                                                                                    an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX               XXX       1123722701 XXX       $XXX      NJ    6/XX/2004  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                                                                                                                                                                                                                State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if                                                                  State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                         $XXX late charge exceeds the 5% maximum for NJ as there is no monthly payment                                                                  creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              amount on Note.                                                                                                                                an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.                                                                                                                                                                                                                                                                                                  ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2004, prior to three (3) business days from transaction date of 06/XX/2004.
XXX       XXX   XXX               XXX       1123722698 XXX       $XXX      NJ    7/XX/2004  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                                                                                                                                                                                                                State Compliance - New Jersey Home Loan (Late Charge): 10 days grace period is                                                                 State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                         less than the 15 days minimum per state of NJ.                                                                                                 creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX               XXX       1123722755 XXX       $XXX      NJ    9/XX/2004  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                                                                                                                                                                                                                State Compliance - New Jersey Home Loan (Late Charge): $XXX Late Charge is not a                                                               State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              percentage late charge; 5% maximum late charge for NJ.                                                                                         creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    10 day grace period exceeds 15 minimum for NJ.                                                                                                 an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.                                                                                                                                                                                                                                                                                                                                                                                                                              punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX               XXX       1123722840 XXX       $XXX      NY    9/XX/2004  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              General Appraisal Requirements - Due to lack of appraised value, compliance                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    tests requiring an LTV were run off an assumed value of a contract sales price                                                                 Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                          or original loan amount, whichever applies.: "No Value Provided".
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX               XXX       1123722901 XXX       $XXX      NJ    6/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): 10 day grace period                                                                     State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         exceeds 15 day minimum per state (NJ).                                                                                                         creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX               XXX       1123722863 XXX       $XXX      NJ    1/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): 10 day grace period                                                                     State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         exceeds the 15 day minimum allowed per state (NJ)                                                                                              creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX               XXX       1123722893 XXX       $XXX      NJ    1/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                                                                                                                                                                         State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX               XXX       1123722963 XXX       $XXX      OR    11/XX/2002 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - Oregon Late Charge Grace Period Testing: Oregon Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - Oregon Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1123723013 XXX       $XXX      RI    9/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Rhode Island Prepayment Penalty NonPurchase Test: Rhode Island Prepayment Penalty:  Non-purchase loan contains a prepayment penalty which was not disclosed to the borrower in writing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1123722981 XXX       $XXX      NH    7/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1123723042 XXX       $XXX      ME    9/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       2024497713 XXX       $XXX      CT    5/XX/2002  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2002, prior to three (3) business days from transaction date of 05/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX               XXX       1123723008 XXX       $XXX      ME    6/XX/2004  UTD        Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2004, prior to three (3) business days from transaction date of 06/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX               XXX       1123723074 XXX       $XXX      MA    6/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - Massachusetts Prepayment Penalty: Massachusetts Prepayment Penalty:  Prepayment penalty not permissible on a partial prepayment.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1123723135 XXX       $XXX      MA    6/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1123723162 XXX       $XXX      MA    7/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1123723189 XXX       $XXX      MA               Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                                                                                                                                                                                                                                                                               Loan File - (Missing Doc) Incomplete loan images/file: File only contains                                                                                                                                                                                                                                                                                                                                                                   UTD      Indeterminable
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                Mortgage. Compliance testing not completed.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
XXX       XXX   XXX               XXX       1123723212 XXX       $XXX      MA    5/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    State Compliance - Massachusetts Open End Late Charge Grace Period Testing:                                                                    Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     Grace period per HELOC Agreement is 10 days and minimum per MA state is 15 days.                                                               Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        Indeterminable
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In                             (UAL State)
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                                                                                                                                                                     Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Massachusetts Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1123723240 XXX       $XXX      NY    11/XX/2002 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2002 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              2% maximum for the state of NY.                                                                                                                Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1123723318 XXX       $XXX      VA    2/XX/2007  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1123723359 XXX       $XXX      MD    1/XX/2008  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1123723379 XXX       $XXX      NJ    5/XX/2004  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      (UAL State)
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1123723405 XXX       $XXX      NY    6/XX/2004  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: Unable to determine if grace period meets state minimum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1123723403 XXX       $XXX      IL    1/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX               XXX       1123723461 XXX       $XXX      CA    6/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX               XXX       1123723525 XXX       $XXX      NY    8/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                violations.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX               XXX       1123723527 XXX       $XXX      NY    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
XXX       XXX   XXX               XXX       1123723511 XXX       $XXX      NJ    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX               XXX       1123723544 XXX       $XXX      NJ    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX               XXX       1123723576 XXX       $XXX      FL    11/XX/2005 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX               XXX       1123723644 XXX       $XXX      AL    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] State Compliance - Alabama Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                             Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         RTC not dated by borrowers.                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
XXX       XXX   XXX               XXX       1123650151 XXX       $XXX      IL    5/XX/2008  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX               XXX       1123723719 XXX       $XXX      NJ    12/XX/2005 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Debt Consolidation                               [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX               XXX       1123723685 XXX       $XXX      OR    3/XX/2006  Primary    Purchase                        2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX               XXX       1123644518 XXX       $XXX      FL    2/XX/2002  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
XXX       XXX   XXX               XXX       1123644595 XXX       $XXX      MO    1/XX/2004  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2004, prior to three (3) business days from transaction date of 01/XX/2004.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX               XXX       1123644655 XXX       $XXX      CA    9/XX/2005  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
XXX       XXX   XXX               XXX       1123644716 XXX       $XXX      OH    11/XX/2005 Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  -
XXX       XXX   XXX               XXX       1123644787 XXX       $XXX      CA    6/XX/2005  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX               XXX       1123644843 XXX       $XXX      NC    3/XX/2006  Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
XXX       XXX   XXX               XXX       1123645111 XXX       $XXX      AZ    6/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX               XXX       1123645080 XXX       $XXX      GA    6/XX/2006  Second     Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Second Home)                                                                                                                                                        Federal Compliance - Disparity in Occupancy - Not High Cost: Pg 1 of 1003                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                            Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        indicates Secondary Residence, Declaration section on pg 3 indicates borrower intends to occupy as Primary.
XXX       XXX   XXX               XXX       1123645156 XXX       $XXX      MD    9/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX               XXX       1123645375 XXX       $XXX      MN    12/XX/2006 Primary    Purchase                        1                [2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form                                                                                                                                          1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                        1004/70 used for incorrect Subject property type.: Valuation Type: Appraisal /
                                                                                                                                                        Valuation Report Date: 12/XX/2006 Condo XXX
XXX       XXX   XXX               XXX       1123645647 XXX       $XXX      PA    12/XX/2006 Primary    Refinance Cash-out -            1                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other                                            Lien Position: 1
XXX       XXX   XXX               XXX       1123645619 XXX       $XXX      ID    2/XX/2007  Primary    Refinance Cash-out -            3                                                                                                                                                                                                                                            3           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                                                                                   SELLER - GENERAL COMMENT (2019-12-XX): The issue cited has    State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): The Residential Mortgage Practices Act does not appear to provide for assignee liability.                                                                                                    Yes      TR HUD
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                    either been resolved or was determined to not be an exception Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.                                                                                                                                                                                                                                                             as noted. The final HUD-1 was located in the loan file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Please take note that it is common practice for loans funded in a dry funding state, such as Idaho where the subject loan was funded, not to have signatures or a certified stamp.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Loans in the above mentioned state are allowed to be funded prior to the disbursement of funds and without the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         borrower(s) being present to sign documents.  However, the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         HUD-1 must reflect that it is "Final", which it does.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Supporting documentation uploaded as XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL COMMENT (2019-12-XX): The HUD provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         that is stamped with the Closing Agent signature is not for the subject transaction. Exception remains.
XXX       XXX   XXX               XXX       1123645686 XXX       $XXX      CA    10/XX/2007 Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX               XXX       1123645641 XXX       $XXX      FL    2/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX               XXX       1123645759 XXX       $XXX      TX    3/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX               XXX       1123645880 XXX       $XXX      NY    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX               XXX       1123645850 XXX       $XXX      FL    5/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX               XXX       1123645955 XXX       $XXX      NJ    6/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX               XXX       1123645983 XXX       $XXX      CA    6/XX/2007  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX               XXX       1123646044 XXX       $XXX      MD    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX               XXX       1123646887 XXX       $XXX      CT    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                       Debt Consolidation
XXX       XXX   XXX               XXX       1123646109 XXX       $XXX      CA    3/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.                                                                                                                                                                                                                                                                                                                           Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.                                                                                                                                                                                                                   additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
XXX       XXX   XXX               XXX       1123646191 XXX       $XXX      NJ    4/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation                               [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
XXX       XXX   XXX               XXX       1123646236 XXX       $XXX      MO    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3                                -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.                                                                                                                                                                                                                   additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
XXX       XXX   XXX               XXX       1123646426 XXX       $XXX      TX    4/XX/2007  Primary    Purchase                        3                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         3           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                                                                                   SELLER - GENERAL COMMENT (2019-12-XX): "The issue cited has   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                 Yes      TR HUD
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                        either been resolved or was determined to not be an exception X, for these type of violations.                                                                                                                                                                                                                                                                      Deficiency
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               as noted. The missing document has been located and uploaded
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       as XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         "
                                                                                                                                                                                                                                                                                                                                                                                                                                                                REVIEWER - GENERAL COMMENT (2019-12-XX): HUD provided does not include borrower signature, certified stamp or signature of settlement agent. Exception remains.
XXX       XXX   XXX               XXX       1123646471 XXX       $XXX      CA    5/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              X, for these type of violations.
XXX       XXX   XXX               XXX       1123646468 XXX       $XXX      CA    7/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX               XXX       1123646531 XXX       $XXX      FL    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                               Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX               XXX       1123647418 XXX       $XXX      OR    6/XX/2007  Primary    Purchase                        1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX               XXX       1123646572 XXX       $XXX      MN    6/XX/2007  Primary    Purchase                        2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX               XXX       1123646610 XXX       $XXX      MD    7/XX/2007  Primary    Refinance Cash-out -            1                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX               XXX       1123646807 XXX       $XXX      SC    7/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.                                                                                                                                                                                                                                                                                          State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Late Charge Amount Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                                          assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
XXX       XXX   XXX               XXX       1123646857 XXX       $XXX      VA    8/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX               XXX       1123646949 XXX       $XXX      MD    7/XX/2007  Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
XXX       XXX   XXX               XXX       1123646946 XXX       $XXX      CT    8/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                       Debt Consolidation
XXX       XXX   XXX               XXX       1123647064 XXX       $XXX      PA    8/XX/2007  Primary    Refinance Rate/Term             2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
XXX       XXX   XXX               XXX       1123647034 XXX       $XXX      NJ    7/XX/2007  Primary    Refinance Rate/Term             1                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX               XXX       2024421592 XXX       $XXX      MD    8/XX/2007  Primary    Refinance Rate/Term             2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX               XXX       1123647899 XXX       $XXX      GA    8/XX/2007  Primary    Refinance Cash-out -            3                                                                                                                                                                                                                                            3           [3] State Compliance - (State High Cost Provision) Georgia High-Cost Loan (Counseling Requirement): Georgia High-Cost Loan: No evidence that borrower received counseling on the advisability of the loan transaction.                                                                                                                                                                                                                                                                                                                                                                 State Compliance - (State High Cost Provision) Georgia High-Cost Loan (Counseling Requirement): Assignee Liability: Purchasers and assignees of high cost home loans are subject to all affirmative claims and any defenses the borrower could assert against the original                            HC - High Cost
                                                                                                       Other                                                                                                                                                                                                                                                                                    [3] State Compliance - (State High Cost Disclosure) Georgia High-Cost Loan  (Fair Lending Notice Not on Note and/or Security Instrument): Georgia High-Cost Loan:  Required GFLA Notice is not displayed on all documents that create a debt or pledge property as collateral.                                                                                                                                                                                                                                                                                                         creditor or home improvement contractor where a home loan was made, arranged or assigned by the home improvement contractor. However, the foregoing does not apply to loans other than high cost home loans unless applicable law requires a certificate of occupancy,
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (State High Cost Provision) Georgia High-Cost Loan (Impermissible Prepayment Penalty): Georgia High-Cost Loan: Mortgage loan contains an impermissible prepayment penalty.                                                                                                                                                                                                                                                                                                                                                                                      inspection or completion to be obtained and said certificate is not obtained.  The statute provides for damages which may include: (i) actual damages; (ii) statutory damages equal to the recovery of twice the interest paid and forfeiture of interest for any violation
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (State High Cost) Georgia High-Cost Loan (Points and Fees): Georgia Fair Lending Act: Points and Fees on subject loan of 5.48358% is in excess of the allowable maximum of  5.00000% of the Total Loan Amount. Points and Fees total $XXX on a Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .48358%).  Non-Compliant High-Cost Loans.                                                                                                                                                                                        relating to the financing of insurance or recommendation of default, loan flipping or any of the high cost prohibited terms and practices; (iii) punitive damages; (iv) costs and attorneys' fees; (v) injunctive, declaratory and other equitable relief; (vi) rescission for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      violations of the flipping, insurance, and encouragement of default provisions as well as the high cost home loan provisions; (vii) administrative penalties; and (viii) criminal penalties.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (State High Cost Disclosure) Georgia High-Cost Loan  (Fair Lending Notice Not on Note and/or Security Instrument): Assignee Liability: Purchasers and assignees of high cost home loans are subject to all affirmative claims and any defenses the borrower could assert against the original creditor or home improvement contractor where a home loan was made, arranged or assigned by the home improvement contractor. However, the foregoing does not apply to loans other than high cost home loans unless applicable law requires a certificate of occupancy, inspection or completion to be obtained and said certificate is not obtained.  The statute provides for damages which may include: (i) actual damages; (ii) statutory damages equal to the recovery of twice the interest paid and forfeiture of interest for any violation relating to the financing of insurance or recommendation of default, loan flipping or any of the high cost prohibited terms and practices; (iii) punitive damages; (iv) costs and attorneys' fees; (v) injunctive, declaratory and other equitable relief; (vi) rescission for violations of the flipping, insurance, and encouragement of default provisions as well as the high cost home loan provisions; (vii) administrative penalties; and (viii) criminal penalties.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (State High Cost Provision) Georgia High-Cost Loan (Impermissible Prepayment Penalty): Assignee Liability:  Any person who purchases, is assigned or otherwise becomes a holder of a high cost home loan will be subject to all affirmative claims and defenses that the borrower could assert against the creditor of the high cost home loan, including the right of rescission which applies regardless of whether the safe harbor provision is met.  In an action brought by a borrower against an assignee: (i) the borrower may only assert the action individually and any relief granted may not exceed the sum of the amount of all remaining indebtedness of the borrower and reasonable attorneys' fees in the individual action; (ii) the borrower may only assert a claim of a violation of the flipping and prohibited high cost home loan provisions in response to the holder's notice of acceleration or foreclosure notice; and (iii) the borrower must bring the action within one year from the date of the occurrence of the violation, except in defense by recoupment or setoff.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (State High Cost) Georgia High-Cost Loan (Points and Fees): Assignee Liability:  Any person who purchases, is assigned or otherwise becomes a holder of a high cost home loan will be subject to all affirmative claims and defenses that the borrower could assert against the creditor of the high cost home loan, including the right of rescission which applies regardless of whether the safe harbor provision is met.  In an action brought by a borrower against an assignee: (i) the borrower may only assert the action individually and any relief granted may not exceed the sum of the amount of all remaining indebtedness of the borrower and reasonable attorneys' fees in the individual action; (ii) the borrower may only assert a claim of a violation of the flipping and prohibited high cost home loan provisions in response to the holder's notice of acceleration or foreclosure notice; and (iii) the borrower must bring the action within one year from the date of the occurrence of the violation, except in defense by recoupment or setoff.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Note:  Loans originated between 10/XX/02 and 3/XX/03 are subject to the Original GAFLA.  Rating Agencies will not rate GA loans originated during this time period.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX               XXX       1123647246 XXX       $XXX      MO    8/XX/2007  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX               XXX       1123647264 XXX       $XXX      CA    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Debt Consolidation                               Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX               XXX       1123647324 XXX       $XXX      FL    10/XX/2007 Primary    Refinance Cash-out -            1                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                  Debt Consolidation                               Lien Position: 1
XXX       XXX   XXX               XXX       1123647401 XXX       $XXX      NY    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
XXX       XXX   XXX               XXX       1123647367 XXX       $XXX      NY    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                                                                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
XXX       XXX   XXX               XXX       1123647405 XXX       $XXX      PA    12/XX/2007 Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX               XXX       1123647430 XXX       $XXX      WI    12/XX/2007 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 12/XX/2007.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX               XXX       1123647513 XXX       $XXX      MD    2/XX/2008  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX               XXX       1123647511 XXX       $XXX      NJ    7/XX/2012  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2012 used as disbursement date for compliance testing.                                                                                                                                                                                                         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                     Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - RESPA (2010) - Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.                                                                                                                                                                                                                                                                               confirm that borrower received.                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                                                                                                                           Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2012, prior to three (3) business days from transaction date of 07/XX/2012.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX               XXX       1123647574 XXX       $XXX      WI    8/XX/2012  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary of Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     Federal Compliance - Federal HPML 2009 Non Compliant: TILA HPML - Subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.49000% or Final Disclosure APR of 10.49000% is in excess of allowable threshold of APOR 3.55% + 3.5%, or 7.05000%.  Non-Compliant Higher Priced Mortgage Loan.                                                                                                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower's ability to repay not verified with reliable documentation.                                                                                                                                                                                                          Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Impermissible Prepayment Penalty): TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Impermissible Prepayment Penalty): Federal Higher-Priced Mortgage Loan: Mortgage loan contains an impermissible prepayment penalty.                                                                                                                                                                                                                  disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing                                                                                                                                                                                                                                                                                                           confirm that borrower received.                                                                                                                Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA (2010) - Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty.                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.                                                                                                                                                                                                                                                                                                                                                                                   Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Wisconsin Prepayment Penalty < 25,000: Wisconsin Prepayment Penalty:  Prepayment penalty not permissible on a loan less than $25,000 under the Wisconsin Consumer Act.
XXX       XXX   XXX               XXX       1123647641 XXX       $XXX      FL    11/XX/2013 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2013 used as disbursement date for compliance testing.                                                                                                                                                                                                         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     Federal Compliance - Federal HPML 2009 Non Compliant: TILA HPML - Subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.33435% or Final Disclosure APR of 8.34000% is in excess of allowable threshold of APOR 4.16% + 3.5%, or 7.66000%.  Non-Compliant Higher Priced Mortgage Loan.                                                                                                                                                   Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower's ability to repay not verified with reliable documentation.                                                                                                                                                                                                          disbursement but is not signed or dated by borrower so cannot confirm borrower                                                                 Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing                                                                                                                                                                                                                                                                                                           received.                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2013, prior to three (3) business days from transaction date of 11/XX/2013.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX               XXX       1123647661 XXX       $XXX      FL    6/XX/2006  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                 -
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX               XXX       1123647740 XXX       $XXX      CA    11/XX/2007 Primary    Purchase                        3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain preliminary nor final title.                                                                                  3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                               Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  Indeterminable
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           violations.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                     confirm that borrower received.
XXX       XXX   XXX               XXX       1123647711 XXX       $XXX      NC    9/XX/2007  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                     parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                     disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
XXX       XXX   XXX               XXX       2024422850 XXX       $XXX      CA    3/XX/2008  Primary    Refinance Rate/Term             3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                        Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         parties: TIL in file indicated to be final, expected funding date same as                                                                      Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        Indeterminable
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                       confirm that borrower received.                                                                                                                Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX               XXX       2024422588 XXX       $XXX      VA    2/XX/2008  Primary    Refinance Rate/Term             2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                         -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX               XXX       1123647940 XXX       $XXX      NH    4/XX/2007  Second     Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TIL                                                                    Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                            Home                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   appears to be final but not signed nor initialed by borrower                                                                                   Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                                                                                                                                                              Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  violations.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               parties: TIL appears to be final but not signed nor initialed by borrower                                                                      Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
XXX       XXX   XXX               XXX       1123647934 XXX       $XXX      NC    10/XX/2007 Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either a Preliminary or Final Title                                                                           2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               parties: TIL appears to be final but not signed nor initialed by borrower                                                                      X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                            Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                     disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
XXX       XXX   XXX               XXX       1123648148 XXX       $XXX      TX    5/XX/2007  Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           violations.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                     disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        confirm that borrower received.
XXX       XXX   XXX               XXX       1123648175 XXX       $XXX      IA    4/XX/2004  Primary    Purchase                        3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                        No       TNR Testing Not
                                                                                                                                                        [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                  [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Required
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX               XXX       1123648139 XXX       $XXX      TX    3/XX/2007  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                 -
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX               XXX       1123648394 XXX       $XXX      TX    12/XX/2006 Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
XXX       XXX   XXX               XXX       1123648532 XXX       $XXX      NY    1/XX/2007  UTD        UTD UTD                         3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                        UTD      Indeterminable
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX               XXX       1123648593 XXX       $XXX      OH    1/XX/2007  Primary    Purchase                        2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim                        -
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation.                                                                                                                                                                                                                                                                                                                                                                                    purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.                                                                                                                                                                                                                                                                                              The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.                                                                                                                                                                                                                                                                                                                                                                                              reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                                        repurchase the loan, the assignee could face exposure.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX               XXX       1123648561 XXX       $XXX      VA    1/XX/2007  Primary    Refinance Rate/Term             3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                                                                                                                                                                                                                                                                               Loan File - (Missing Doc) Incomplete loan images/file: File only contains                                                                      Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                           UTD      Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                Mortgage and HUD. Compliance testing not completed.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - TILA - Final TIL Missing
XXX       XXX   XXX               XXX       1123648614 XXX       $XXX      CA    3/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - (Missing Data) Late Charge: Late Charge Type was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                        Yes      TR Note
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                 Deficiency
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX               XXX       1123649245 XXX       $XXX      MO    2/XX/2006  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: Signed                                                                 Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation                               Lien Position: 1                                                                                                                                                                                                                        [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                     but not dated                                                                                                                                  Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Missouri Late Charge Grace Period Testing: Missouri Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.                                                                                                                                                                                                                                                                                                                                                                                                                        Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Missouri Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
XXX       XXX   XXX               XXX       1123649213 XXX       $XXX      CA    2/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              determine under-disclosure due to missing itemization of amount financed                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                   disbursement and/or note date but is not signed or dated by borrower so cannot
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX               XXX       1123649204 XXX       $XXX      RI    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX               XXX       1123649558 XXX       $XXX      OK    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             parties: TIL appears to be final but not signed nor initialed by Borrowers.                                                                    violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   Consummation: TIL in file indicated to be final, expected funding date same as                                                                 X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                            disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements                                                                                                                                                                          confirm that borrower received.                                                                                                                Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX               XXX       1123649521 XXX       $XXX      CA    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             parties: TIL appears to be final but not signed nor initialed by Borrowers                                                                     violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                   on Note of $XXX does not correspond with the loan amount, loan term, and                                                                       X, for these type of violations.
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   interest rate on the loan.                                                                                                                     Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        contain the following clauses:: Due On Sale Clause, Mortgagors requirement to maintain                                                                                                                                                  [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                            Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        adequate insurance at the mortgagor's own expense, Holder's right to foreclose,                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Homestead Exemption Waiver                                                                                                                                                                                                              [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date but is not signed or                                                                                             Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               dated by Borrowers so cannot confirm that Borrowers received                                                                                   extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.                                                                                                                                                                                                                                                involving the same creditor.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX               XXX       1123649552 XXX       $XXX      DC    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              parties: TIL appears to be final but not signed nor initialed by borrower                                                                      X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                            Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               confirm that borrower received.                                                                                                                Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.                                                                                                                                                                                                                                                                                                                           Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX               XXX       1123649612 XXX       $XXX      NJ    9/XX/2007  Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                            Consummation: TIL in file indicated to be final, expected funding date same as                                                                 X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                     confirm that borrower received.                                                                                                                Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX               XXX       1123649688 XXX       $XXX      NJ    1/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              parties: TIL appears to be final but not signed nor initialed by Borrowers                                                                     X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 Consummation: TIL in file indicated to be final, expected funding date same as                                                                 Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                   disbursement and/or note date but is not signed or                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                            dated by Borrowers so cannot confirm that Borrowers received                                                                                   Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX               XXX       1123649687 XXX       $XXX      PA    9/XX/2009  UTD        Refinance Cash-out -            3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required    SELLER - GENERAL COMMENT (2019-12-XX): The requested HUD-1 is Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                 Yes      TR HUD
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              parties: TIL appears to be final but not signed nor initialed by borrower.       attached signed by the borrowers, and uploaded.               X, for these type of violations.                                                                                                                                                                                                                                                                      Deficiency
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                     Federal Compliance - Final TIL Not Provided to Borrower At or Before             REVIEWER - GENERAL COMMENT (2019-12-XX): Final signed/stamped Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as   HUD not provided.  Exception remains.                         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                   disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                            confirm that borrower received.                                                                                                                Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX               XXX       1123649990 XXX       $XXX      MA    5/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either a Preliminary or Final                                                                                 2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Title.                                                                                                                                          [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1123650127 XXX       $XXX      GA    8/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1123650152 XXX       $XXX      MD    10/XX/2003 UTD        Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX               XXX       1123644566 XXX       $XXX      CA    4/XX/2007  Primary    Refinance Rate/Term             2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               X, for these type of violations.
XXX       XXX   XXX               XXX       1123644796 XXX       $XXX      IL    7/XX/2005  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX               XXX       1123644873 XXX       $XXX      VA    4/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
XXX       XXX   XXX               XXX       1123645144 XXX       $XXX      CA    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                                                                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX               XXX       1123645161 XXX       $XXX      FL    7/XX/2006  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               Federal Compliance - Final TIL Finance Charge Under Disclosed: Lender did not                                                                  Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               include $XXX Settlement Fee and $XXX Courier fee as prepaid finance charge.
XXX       XXX   XXX               XXX       1123645354 XXX       $XXX      FL    12/XX/2006 Primary    Purchase                        2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX               XXX       1123646265 XXX       $XXX      MD    2/XX/2007  Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
XXX       XXX   XXX               XXX       1123645522 XXX       $XXX      MD    3/XX/2007  Primary    Refinance Cash-out -            2                [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                          2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX               XXX       1123645574 XXX       $XXX      GA    4/XX/2007  Primary    Refinance Rate/Term             1                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX               XXX       1123645512 XXX       $XXX      NH    12/XX/2006 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX               XXX       1123645733 XXX       $XXX      NY    4/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other
XXX       XXX   XXX               XXX       1123645843 XXX       $XXX      WA    4/XX/2007  Primary    Refinance Rate/Term             2                [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                          2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver
XXX       XXX   XXX               XXX       1123646732 XXX       $XXX      CA    6/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other
XXX       XXX   XXX               XXX       1123645963 XXX       $XXX      IL    3/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX               XXX       1123646047 XXX       $XXX      AZ    3/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
XXX       XXX   XXX               XXX       1123646525 XXX       $XXX      CA    5/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX               XXX       1123646846 XXX       $XXX      MI    6/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
XXX       XXX   XXX               XXX       1123646876 XXX       $XXX      HI    7/XX/2007  Primary    Purchase                        3                                                                                                                                                                                                                                            3           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                                                                                                           SELLER - GENERAL COMMENT (2019-12-XX): The missing document   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                 No       TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                          has been located and uploaded as XXX.                         X, for these type of violations.                                                                                                                                                                                                                                                                      Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                              REVIEWER - GENERAL COMMENT (2019-12-XX): Document provided is
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                same as in file.  While signed by Settlement Agent, the HUD
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                             states Estimated Statement at the top.  Exception remains.
XXX       XXX   XXX               XXX       1123647007 XXX       $XXX      MN    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation.                                                                                                                                                                                                                                                                                                                State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Assignee liability is unclear.  Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However,                              -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.                                                                                                                                                                                                                           effective 8/XX/07, although there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold): Minnesota Subprime Loan: APR on subject loan of 10.62500% or Final Disclosure APR of 0.00000% is in excess of allowable threshold of USTreasury 4.6900% + 5%, or 9.69000%.  Compliant Subprime Loan.                                                                                                                                                                                                                                                                                          mortgage loan, there is the potential that secondary market participants may be adversely affected.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                State Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold): Assignee liability is unclear.  Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effective 8/XX/07, although there
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX               XXX       1123647092 XXX       $XXX      MN    8/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                       Other
XXX       XXX   XXX               XXX       1123647441 XXX       $XXX      CA    12/XX/2007 Primary    Purchase                        1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX               XXX       1123647834 XXX       $XXX      CA    9/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                     determine under disclosure due to missing Itemization of Amount Financed.                                                                      Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received
XXX       XXX   XXX               XXX       1123648024 XXX       $XXX      IL    10/XX/2006 Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX               XXX       1123648144 XXX       $XXX      FL    7/XX/2007  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
XXX       XXX   XXX               XXX       1123648286 XXX       $XXX      IL    3/XX/2007  Primary    Refinance Rate/Term             2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain Preliminary or Final Title                                                                                    2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 Federal Compliance - Notice of Right To Cancel Not Provided to All Required                                                                    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                       Parties: RTC provided is unsigned.                                                                                                             Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                                                                                                                                                                                         Consummation: TIL in file indicated to be final, expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                     disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
XXX       XXX   XXX               XXX       1123648419 XXX       $XXX      OH    9/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                                                                                                                                                                                                                                                                               Loan File - (Missing Doc) Incomplete loan images/file: File only contains Final  SELLER - GENERAL COMMENT (2019-12-XX): The missing Affidavit  Closing / Title - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                           UTD      Indeterminable
                                                                                                       Other                                                                                                                                                                                                                                                                                    [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                Application, Mortgage, Appraisal and HUD.  Insufficient documents to complete    of Lost Note have been located. Please refer to Exhibit A                                                                                                                                                                                                                                                                                                           (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                     compliance.                                                                      that contains the terms of the original Note dated
                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                                                                                                                                           09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - TILA - Final TIL Missing                                                                                                                                                                                                                                                                                                                                                                                                                                                                           REVIEWER - GENERAL COMMENT (2019-12-XX): Affidavit of Lost
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Note provided.  Missing Note.  Exception remains.
XXX       XXX   XXX               XXX       1123648809 XXX       $XXX      NH    1/XX/2003  Primary    Refinance Rate/Term             2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX               XXX       1123649807 XXX       $XXX      TX    3/XX/2001  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the                    Yes      State - NC
                                                                                                       Home Improvement                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.                                                                                                                                                                                                                                                                                         lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan.                                                                                                                                                                                                                                                                                             comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.                                                                                                                                                                                                                                                                                                                                        and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.                                                                                                                                                                                                                                                                                                           State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Mortgage loan can be foreclosed upon by means other than a court order): Texas Constitution Section 50(a)(6): Mortgage loan can be foreclosed upon by means other than a court order.                                                                                                                                                                                                                                                                                                                                        or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.                                                                                                                                                                                                                                                                    The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2001 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                                                                                comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation                                                                                                                                                 State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1)
                                                                                                                                                                                                                                                                                                                                                                                                to verify property value/LTV                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.                                                                                                                                                                                                                                                                                                                                                                                       any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX 50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(1)-(5) or (8). Unable to determine purpose of additional debt secured by the homestead.                                                                                                                                                                                                                                                    spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.                                                                                                                                                                                                                                         State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Mortgage loan can be foreclosed upon by means other than a court order): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.                                                                                                                                                                                                                                                                                                   holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.                                                                                                                                                                                                                                                                                                                               lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed at an authorized location due to missing documentation.                                                                                                                                                                                                                                                                                                                       owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability:  Although this exception indicates the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          assignee has less protections against claims from the consumer, it is not indicative of an actual violation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX               XXX       1123649075 XXX       $XXX      NY    1/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - New York Late Charge Percent Testing: 4% late payment fee                                                                   Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       exceeds maximum of 2% per state of New York.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 4.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX               XXX       1123649321 XXX       $XXX      FL    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 Consummation: TIL in file indicated to be final, expected funding date same as                                                                 X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                            confirm that borrower received.                                                                                                                Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX               XXX       1123649404 XXX       $XXX      FL    4/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             parties: TIL appears to be final but not signed nor initialed by borrower.                                                                     violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                   Consummation: TIL in file indicated to be final, expected funding date same as                                                                 X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                            disbursement and/or note date but is not signed or dated by borrower so cannot                                                                 Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                       confirm that borrower received.                                                                                                                Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX               XXX       1123649736 XXX       $XXX      WA    2/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1123649838 XXX       $XXX      FL    4/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                     SELLER - GENERAL COMMENT (2019-12-XX): "The issue cited has   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                      either been resolved or was determined to not be an exception Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                          as noted.  See documentation attached for testing supporting
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                               all fees paid on 5/XX/06 by the borrower to settlement agent
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                  for subject mortgage.  Loan dated:  4/XX/06; close date:
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                    5/XX/19 iao $XXX.  Supporting documentation uploaded as XXX.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         "
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL COMMENT (2019-12-XX): Disclosure of costs and fees not provided. Need either Closing Instructions with signed Disbursement Authorization or Important Terms
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure for subject loan. Exception remains.
XXX       XXX   XXX               XXX       1123649801 XXX       $XXX      CA    9/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1123649863 XXX       $XXX      CA    10/XX/2007 Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either a Preliminary or Final Title                                                                           2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX               XXX       1123649885 XXX       $XXX      NY    9/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1123649953 XXX       $XXX      NY    12/XX/2003 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either a Preliminary or Final Title                                                                           2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                               State Compliance - New York Prepayment Penalty Junior Lien: A borrower of a                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              junior mortgage loan must be permitted to prepay the loan in whole or in part                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    without penalty. N.Y.                                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                          Bank. Law {section} 590-a(2).82 Accordingly, prepayment penalties are not
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               permitted on junior lien mortgage loans made by
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.                                                                                                                                                 nondepository mortgage banker licensees
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1123650000 XXX       $XXX      VA    8/XX/2007  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either a Preliminary or Final Title                                                                           2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX               XXX       1123650029 XXX       $XXX      CT    12/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122822160 XXX       $XXX      FL    6/XX/2004  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Information not provided on RTC                                                                                                                X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2004, prior to three (3) business days from transaction date of 06/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122822223 XXX       $XXX      FL    6/XX/2004  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122822303 XXX       $XXX      FL    7/XX/2004  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122823845 XXX       $XXX      FL    8/XX/2006  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122825936 XXX       $XXX      CA    5/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Incomplete. Missing Pages including Signature pages.                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX       XXX               1122826103 XXX       $XXX      CA    10/XX/2005 Investment Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or final title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                     policy                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX       XXX               1122826702 XXX       $XXX      CA    11/XX/2005 UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122826979 XXX       $XXX      CA    5/XX/2006  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122827840 XXX       $XXX      CA    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
XXX       XXX   XXX       XXX               1122823966 XXX       $XXX      GA    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain Preliminary or Final Title                                                                                    2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122818963 XXX       $XXX      TX    7/XX/2004  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the                    No       State - NC
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.                                                                                                                                                                                                                                                                                         lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.                                                                                                                                                                                                                                                                                                                                        comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.                                                                                                                                                                                                                                                                                                           and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.                                                                                                                                                                                                                                                                    State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                          State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                                                                                fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX 50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(1)-(5) or (8). Unable to determine purpose of additional debt secured by the homestead.                                                                                                                                                                                                                                                    spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.                                                                                                                                                                                                                                         Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.                                                                                                                                                                                                                                                                                                                               State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed at an authorized location due to missing documentation.                                                                                                                                                                                                                                                                                                                       obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.                                                                                                                                                                                                                                                                                                                       credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) due to missing information.                                                                                                                                                                                                                                                        who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1122817799 XXX       $XXX      IA    7/XX/2007  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  "File does not contain either Preliminary or Final Title"                                                                           2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX       XXX               1122834464 XXX       $XXX      MO    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - Missouri Late Charge Grace Period Testing: Missouri Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Missouri Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
XXX       XXX   XXX       XXX               1122824851 XXX       $XXX      VA    4/XX/2005  UTD        Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        Required
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122825468 XXX       $XXX      VA    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary of Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
XXX       XXX   XXX       XXX               1122815699 XXX       $XXX      NC    5/XX/2003  UTD        Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        Required
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122815639 XXX       $XXX      NC    9/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122819561 XXX       $XXX      NC    6/XX/2004  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Indeterminable
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122819597 XXX       $XXX      NC    7/XX/2004  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                     SELLER - GENERAL COMMENT (2019-12-XX): We have located the    Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                      XXX Equity Credit Line Agreement & Disclosure Statement dated Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Indeterminable
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                               07-01-2004 for $XXX in the loan file. Supporting documents
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                  including: the XXX and Deed of Trust have been uploaded
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                    REVIEWER - GENERAL COMMENT (2019-12-XX): Disclosure of costs
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                            and fees not provided. Need either Closing Instructions with signed Disbursement Authorization or Important Terms
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure for subject loan. Exception remains.
XXX       XXX   XXX       XXX               1122819540 XXX       $XXX      NC    7/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2007.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX       XXX               1122819665 XXX       $XXX      OH    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary of Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Ohio Late Charge Percent and Amount Testing: Verified late                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              fee allowed per state OH second lien                                                                                                           Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122819729 XXX       $XXX      NY    12/XX/2004 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2004, prior to three (3) business days from transaction date of 12/XX/2004.
XXX       XXX   XXX       XXX               1122819817 XXX       $XXX      CA    2/XX/2005  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122819928 XXX       $XXX      NC    2/XX/2007  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122819894 XXX       $XXX      NC    8/XX/2007  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
XXX       XXX   XXX       XXX               1122820011 XXX       $XXX      NC    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
XXX       XXX   XXX       XXX               1122819952 XXX       $XXX      NC    5/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Credit Agreement Not Signed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (HELOC): Credit Agreement not signed by borrower(s).                                                                                                                                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008.
XXX       XXX   XXX       XXX               1122820021 XXX       $XXX      NC    9/XX/2009  Primary    Refinance Cash-out -            2                [3] Closing / Title - ARM Error: First Interest Rate Change Date was not provided       File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2009 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2009, prior to three (3) business days from transaction date of 09/XX/2009.
XXX       XXX   XXX       XXX               1122820109 XXX       $XXX      SC    11/XX/2004 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain preliminary nor final title.                                                                                  2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk                         -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              claims.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122820269 XXX       $XXX      SC    3/XX/2006  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk                         -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              claims.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.                                                                                                                                                                                                                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122820264 XXX       $XXX      NC    8/XX/2006  Investment UTD UTD                         2                [3] Closing / Title - ARM Error: First Interest Rate Change Date was not provided       File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                        [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX       XXX               1122820300 XXX       $XXX      SC    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk                         -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              claims.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.                                                                                                                                                                                                                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122829415 XXX       $XXX      MD    7/XX/2006  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122830255 XXX       $XXX      OR    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] State Compliance - Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122829468 XXX       $XXX      OR    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - Oregon Late Charge Grace Period Testing: 10 day grace period                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               less than 15 day minimum per state (OR)                                                                                                        X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - Oregon Late Charge Grace Period Testing: Oregon Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
XXX       XXX   XXX       XXX               1122829529 XXX       $XXX      OR    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary of Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Oregon Late Charge Grace Period Testing: 10 day grace period                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              less than 15 day minimum per state OR                                                                                                          X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
XXX       XXX   XXX       XXX               1122829500 XXX       $XXX      OR    12/XX/2007 UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - Oregon Late Charge Grace Period Testing: 10 day grace period                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               is less than 15 day minimum per state(OR).                                                                                                     X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122828642 XXX       $XXX      AZ    1/XX/2004  Primary    UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122828683 XXX       $XXX      AZ    7/XX/2004  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122828727 XXX       $XXX      AZ    10/XX/2005 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary of Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122828798 XXX       $XXX      AZ    12/XX/2005 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    General Appraisal Requirements - Due to lack of appraised value, compliance                                                                    Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     tests requiring an LTV were run off an assumed value of a contract sales price                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         or original loan amount, whichever applies.: Appraisal not provided in the file.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122828800 XXX       $XXX      AZ    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary of Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
XXX       XXX   XXX       XXX               1122828877 XXX       $XXX      AZ    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122828918 XXX       $XXX      AZ    8/XX/2006  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122829777 XXX       $XXX      AZ    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122829008 XXX       $XXX      AZ    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122828985 XXX       $XXX      AZ    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary of Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
XXX       XXX   XXX       XXX               1122828966 XXX       $XXX      AZ    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX       XXX               1122829027 XXX       $XXX      AZ    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX       XXX               1122828999 XXX       $XXX      AZ    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary of Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
XXX       XXX   XXX       XXX               1122829054 XXX       $XXX      NV    11/XX/1999 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary of Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/1999 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122829121 XXX       $XXX      NV    8/XX/2004  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122829189 XXX       $XXX      NV    4/XX/2005  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX       XXX               1122829229 XXX       $XXX      NV    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122829339 XXX       $XXX      NV    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122829312 XXX       $XXX      NV    11/XX/2006 Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122829375 XXX       $XXX      NV    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX       XXX               1122829384 XXX       $XXX      NV    1/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             State Compliance - Nevada Home Loan (Ability to Repay not Verified): Assignees and purchasers would qualify as "lenders" subject to the Act. Damages consist of three times the borrower's actual damages, plus costs and reasonable attorney's fees. In addition, borrower                           -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              has a defense against the unpaid obligation of the home loan to the extent of any amount awarded by a court pursuant to the treble damages provision, and a court may cure default and cancel any pending foreclosure sale. However, the Act contains unique assignee
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - Nevada Home Loan (Ability to Repay not Verified): Nevada Home Loan:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment.                                                                                                                                                                                                                                                                                                                                protections, effectively allowing a blameless assignee to force the person from whom the loan was acquired to repurchase the loan and pay costs and damages costs if the lender did not originate the home loan or willfully engage in any unfair lending practice in
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                connection with the home loan.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
XXX       XXX   XXX       XXX               1122829537 XXX       $XXX      WA    6/XX/2004  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122829644 XXX       $XXX      WA    9/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122829627 XXX       $XXX      WA    3/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122829631 XXX       $XXX      WA    7/XX/2006  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain preliminary nor final title.                                                                                  2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122829716 XXX       $XXX      WA    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122829772 XXX       $XXX      WA    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Closing / Title - ARM Error: First Interest Rate Change Date was not provided                                                                                                                                           2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
XXX       XXX   XXX       XXX               1122829776 XXX       $XXX      WA    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
XXX       XXX   XXX       XXX               1122829799 XXX       $XXX      WA    1/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain preliminary nor final title.                                                                                  2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
XXX       XXX   XXX       XXX               1122821692 XXX       $XXX      FL    4/XX/2004  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122821676 XXX       $XXX      FL    5/XX/2004  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122821624 XXX       $XXX      FL    5/XX/2004  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122821689 XXX       $XXX      FL    5/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122822108 XXX       $XXX      FL    6/XX/2004  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX       XXX               1122822170 XXX       $XXX      FL    6/XX/2004  Primary    Refinance Cash-out -            2                [3] Closing / Title - ARM Error: First Interest Rate Change Date was not provided       File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122822250 XXX       $XXX      FL    7/XX/2004  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122816246 XXX       $XXX      FL    8/XX/2004  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Missing 1st lien docs in file                                                                                                                   [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122816347 XXX       $XXX      FL    8/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122816412 XXX       $XXX      FL    8/XX/2004  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122816374 XXX       $XXX      FL    8/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2004, prior to three (3) business days from transaction date of 08/XX/2004.
XXX       XXX   XXX       XXX               1122816515 XXX       $XXX      FL    1/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              General Appraisal Requirements - Due to lack of appraised value, compliance                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               tests requiring an LTV were run off an assumed value of a contract sales price
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                           or original loan amount, whichever applies.: Appraisal not provided in the file.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX       XXX               1122816573 XXX       $XXX      FL    3/XX/2005  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122816633 XXX       $XXX      FL    7/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122816598 XXX       $XXX      FL    6/XX/2004  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122816626 XXX       $XXX      FL    4/XX/2005  UTD        UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122817007 XXX       $XXX      FL    6/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122817031 XXX       $XXX      FL    8/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122817030 XXX       $XXX      FL    9/XX/2005  UTD        UTD UTD                         3                [3] Closing / Title - ARM Error: First Interest Rate Change Date was not provided                                                                                                                                           3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                     SELLER - GENERAL COMMENT (2019-12-XX): The issue cited has    Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                  [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                      either been resolved or was determined to not be an exception Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                          as noted. This loan closed under the XXX which is an open-end Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                               line of credit (HELOC).  For this program, the HELOC          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                          Agreement serves as both the Note and final TIL disclosure
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                      required under Regulation Z. Under this program XXX agreed to
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                  pay all closing costs up to $XXX with some exceptions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                    Supporting documents have been uploaded as XXX.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                            REVIEWER - GENERAL COMMENT (2019-12-XX): The Loan   on the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.                                                                                                                                                                                                                                                                                                                                                                                      Initial Disclosure provided does not match original
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         transaction. The form is dated 2007 - see bottom left
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         (subject transaction 2005). Disclosure of costs and fees not provided. Need either Closing Instructions with signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Disbursement Authorization or Important Terms Disclosure for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         subject loan. Exception remains.
XXX       XXX   XXX       XXX               1122817052 XXX       $XXX      FL    9/XX/2005  UTD        UTD UTD                         2                [3] Closing / Title - ARM Error: First Interest Rate Change Date was not provided                                                                                                                                           2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122817166 XXX       $XXX      FL    9/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122817110 XXX       $XXX      FL    10/XX/2005 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        Required
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122817170 XXX       $XXX      FL    10/XX/2005 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122817144 XXX       $XXX      FL    10/XX/2005 Primary    Refinance UTD                   2                [3] Closing / Title - ARM Error: First Interest Rate Change Date was not provided                                                                                                                                           2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                  [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX       XXX               1122817138 XXX       $XXX      FL    11/XX/2005 Primary    UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122817308 XXX       $XXX      FL    2/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              General Appraisal Requirements - Due to lack of appraised value, compliance                                                                    Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                         tests requiring an LTV were run off an assumed value of a contract sales price                                                                 Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                     or original loan amount, whichever applies.: Appraisal not provided in the file.                                                               Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX       XXX               1122817359 XXX       $XXX      FL    2/XX/2006  Primary    Refinance UTD                   2                [3] Closing / Title - ARM Error: First Interest Rate Change Date was not provided                                                                                                                                           2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                  [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX       XXX               1122817396 XXX       $XXX      FL    2/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122817413                                                 Refinance                       3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                                                                                                                                                                                                                                                                               Loan File - (Missing Doc) Incomplete loan images/file: File only contains                                                                                                                                                                                                                                                                                                                                                                   UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                Mortgage. Compliance testing not completed.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
XXX       XXX   XXX       XXX               1122817429 XXX       $XXX      FL    3/XX/2006  UTD        UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122817438 XXX       $XXX      FL    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Closing / Title - ARM Error: First Interest Rate Change Date was not provided       File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122817537 XXX       $XXX      FL    7/XX/2006  UTD        UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122822478 XXX       $XXX      FL    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122822473 XXX       $XXX      FL    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
XXX       XXX   XXX       XXX               1122822538 XXX       $XXX      FL    10/XX/2006 Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1124556083 XXX       $XXX      FL    11/XX/2006 UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122822582 XXX       $XXX      FL    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or final title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     policy                                                                                                                                          [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
XXX       XXX   XXX       XXX               1122822602 XXX       $XXX      FL    11/XX/2007 Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
XXX       XXX   XXX       XXX               1122822758 XXX       $XXX      FL    3/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122822696 XXX       $XXX      FL    3/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122822809 XXX       $XXX      FL    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX       XXX               1122822837 XXX       $XXX      FL    5/XX/2006  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Signed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (HELOC): Credit Agreement not signed by borrower(s).                                                                                                                                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122822832 XXX       $XXX      FL    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Closing / Title - ARM Error: First Interest Rate Change Date was not provided       File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX       XXX               1122822918 XXX       $XXX      FL    7/XX/2006  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122823060 XXX       $XXX      FL    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122823130 XXX       $XXX      FL    10/XX/2006 Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  "File does not contain either Preliminary or Final                                                                                  2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Title".                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX       XXX               1122823207 XXX       $XXX      FL    10/XX/2006 UTD        Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122823178 XXX       $XXX      FL    11/XX/2006 Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
XXX       XXX   XXX       XXX               1122823321 XXX       $XXX      FL    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2007.
XXX       XXX   XXX       XXX               1122818191 XXX                                  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                                                                                                                                                                                                                                                                               Loan File - (Missing Doc) Incomplete loan images/file: File only contains                                                                                                                                                                                                                                                                                                                                                                   UTD      Indeterminable
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                Mortgage. Compliance testing not completed.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
XXX       XXX   XXX       XXX               1122818243 XXX       $XXX      FL    1/XX/2007  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122818248 XXX       $XXX      FL    2/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122818408 XXX       $XXX      FL               Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                                                                                                                                                                                                                                                                               Loan File - (Missing Doc) Incomplete loan images/file: File only contains                                                                                                                                                                                                                                                                                                                                                                   UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                Mortgage. Compliance testing not completed.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                      [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
XXX       XXX   XXX       XXX               1122818459 XXX       $XXX      FL    4/XX/2007  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  "File does not contain either Preliminary or Final                                                                                  2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                     Title".                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX               1122818462 XXX       $XXX      FL    5/XX/2007  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122818454 XXX       $XXX      FL    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
XXX       XXX   XXX       XXX               1122818561 XXX       $XXX      FL    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              General Appraisal Requirements - Due to lack of appraised value, compliance                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  1st lien docs are missing from file                                                                                                             [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               tests requiring an LTV were run off an assumed value of a contract sales price                                                                 X, for these type of violations.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                     1st lien docs are missing from file                                                                                                             [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                 or original loan amount, whichever applies.: No appraisal or approval docs in                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                            file to determine value
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
XXX       XXX   XXX       XXX               1122818575 XXX       $XXX      FL    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
XXX       XXX   XXX       XXX               1122818600 XXX       $XXX      FL    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
XXX       XXX   XXX       XXX               1122818647 XXX       $XXX      FL    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
XXX       XXX   XXX       XXX               1122823354 XXX       $XXX      FL    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
XXX       XXX   XXX       XXX               1122823340 XXX       $XXX      FL    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Closing / Title - ARM Error: Rate Change Frequency was not provided                                                                                                                                                     2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
XXX       XXX   XXX       XXX               1122823357 XXX       $XXX      FL    8/XX/2007  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
XXX       XXX   XXX       XXX               1122823413 XXX       $XXX      FL    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
XXX       XXX   XXX       XXX               1122823400 XXX       $XXX      FL    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
XXX       XXX   XXX       XXX               1122823369 XXX       $XXX      FL    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
XXX       XXX   XXX       XXX               1122823462 XXX       $XXX      FL    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
XXX       XXX   XXX       XXX               1122823478 XXX       $XXX      FL    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
XXX       XXX   XXX       XXX               1122823607 XXX       $XXX      FL    12/XX/2007 Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
XXX       XXX   XXX       XXX               1122823684 XXX       $XXX      FL    3/XX/2008  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
XXX       XXX   XXX       XXX               1122824507 XXX       $XXX      FL    4/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
XXX       XXX   XXX       XXX               1122825633 XXX       $XXX      CA    1/XX/2001  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2001 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122825602 XXX       $XXX      CA               Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                                                                                                                                                                                                                                                                               Loan File - (Missing Doc) Incomplete loan images/file: File only contains                                                                                                                                                                                                                                                                                                                                                                   UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                Mortgage. Compliance testing not completed.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
XXX       XXX   XXX       XXX               1122825725 XXX       $XXX      CA    5/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122825752 XXX       $XXX      CA    7/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122825773 XXX       $XXX      CA    8/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122825837 XXX       $XXX      CA    8/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2004, prior to three (3) business days from transaction date of 08/XX/2007.
XXX       XXX   XXX       XXX               1122825808 XXX       $XXX      CA    1/XX/2005  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122825796 XXX       $XXX      CA    2/XX/2005  Primary    Refinance Cash-out -            2                [3] Closing / Title - ARM Error: First Interest Rate Change Date was not provided       File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                  [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122825971 XXX       $XXX      CA    5/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122825968 XXX       $XXX      CA    6/XX/2005  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or final title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     policy                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                     Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122826060 XXX       $XXX      CA    7/XX/2005  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX       XXX               1122826030 XXX       $XXX      CA    8/XX/2005  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.
XXX       XXX   XXX       XXX               1122826019 XXX       $XXX      CA    8/XX/2005  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122826083 XXX       $XXX      CA    8/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122826136 XXX       $XXX      CA    10/XX/2005 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              General Appraisal Requirements - Due to lack of appraised value, compliance                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                          tests requiring an LTV were run off an assumed value of a contract sales price                                                                 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               or original loan amount, whichever applies.: Appraisal not provided in the file.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.
XXX       XXX   XXX       XXX               1122826183 XXX       $XXX      CA    10/XX/2005 Primary    Refinance Cash-out -            2                [3] Closing / Title - ARM Error: First Interest Rate Change Date was not provided       Is not provided on the HELOC agreement                                                                                              2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  "File does not contain either Preliminary or Final                                                                                              [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                     Title".                                                                                                                                         [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122826187 XXX       $XXX      CA    10/XX/2005 Primary    Refinance Cash-out -            2                [3] Closing / Title - ARM Error: First Interest Rate Change Date was not provided       File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    X, for these type of violations.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.
XXX       XXX   XXX       XXX               1122826243 XXX       $XXX      CA    12/XX/2005 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122826294 XXX       $XXX      CA    1/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or final title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122826339 XXX       $XXX      CA    3/XX/2006  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122826342 XXX       $XXX      CA    4/XX/2006  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122826400 XXX       $XXX      CA    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122826329 XXX       $XXX      CA    5/XX/2006  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title".                                                                           2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122826396 XXX       $XXX      CA    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122826381 XXX       $XXX      CA    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122826421 XXX       $XXX      CA    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122826476 XXX       $XXX      CA    4/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122826481 XXX       $XXX      CA    5/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122826556 XXX       $XXX      CA    4/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005.
XXX       XXX   XXX       XXX               1122826522 XXX       $XXX      CA    6/XX/2005  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122826578 XXX       $XXX      CA    8/XX/2005  UTD        Refinance Cash-out -            2                [3] Closing / Title - ARM Error: First Interest Rate Change Date was not provided       File does not contain either preliminary or final title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                  [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122826597 XXX       $XXX      CA    9/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122826684 XXX       $XXX      CA    1/XX/2006  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122826723 XXX       $XXX      CA    1/XX/2006  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122826829 XXX       $XXX      CA    1/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX       XXX               1122826901 XXX       $XXX      CA    2/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122826899 XXX       $XXX      CA    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122826982 XXX       $XXX      CA    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                   Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122827077 XXX       $XXX      CA    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or final title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122827171 XXX       $XXX      CA    9/XX/2006  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122827247 XXX       $XXX      CA    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122827212 XXX       $XXX      CA    10/XX/2006 UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122827250 XXX       $XXX      CA    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122827239 XXX       $XXX      CA    10/XX/2006 Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain preliminary nor final title.                                                                                  2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122827358 XXX       $XXX      CA    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122827321 XXX       $XXX      CA    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX       XXX               1122827341 XXX       $XXX      CA    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122827397 XXX       $XXX      CA    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122827432 XXX       $XXX      CA    12/XX/2006 Investment UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX       XXX               1122827570 XXX       $XXX      CA    1/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
XXX       XXX   XXX       XXX               1122815803                                                                                 3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                                                                                                                                                                                                                                                                               Loan File - (Missing Doc) Incomplete loan images/file: File only contains                                                                                                                                                                                                                                                                                                                                                                   UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                Mortgage. Compliance testing not completed.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
XXX       XXX   XXX       XXX               1122827579 XXX       $XXX      CA    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122828355 XXX       $XXX      CA    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX       XXX               1122827592 XXX       $XXX      CA    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122828430 XXX       $XXX      CA    4/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122827727 XXX       $XXX      CA    4/XX/2007  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                    -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122827724 XXX       $XXX      NC    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
XXX       XXX   XXX       XXX               1122827786 XXX       $XXX      CA    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary of Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
XXX       XXX   XXX       XXX               1122828569 XXX       $XXX      NM    5/XX/2007  UTD        Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain preliminary nor final title.                                                                                  2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122827774 XXX       $XXX      CA    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
XXX       XXX   XXX       XXX               1122827870 XXX       $XXX      CA    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX       XXX               1122827899 XXX       $XXX      CA    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122827965 XXX       $XXX      CA    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not include Preliminary or Final Title.                                                                                   2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX       XXX               1122828023 XXX       $XXX      CA    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain Preliminary or Final Title                                                                                    2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX       XXX               1122828025 XXX       $XXX      CA    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or final title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
XXX       XXX   XXX       XXX               1122827990 XXX       $XXX      CA    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                  [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
XXX       XXX   XXX       XXX               1122828077 XXX       $XXX      CA    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
XXX       XXX   XXX       XXX               1122828115 XXX       $XXX      CA    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
XXX       XXX   XXX       XXX               1122828066 XXX       $XXX      CA    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
XXX       XXX   XXX       XXX               1122828149 XXX       $XXX      CA    9/XX/2007  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or final title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122828207 XXX       $XXX      CA    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or final title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
XXX       XXX   XXX       XXX               1122828164 XXX       $XXX      NV    10/XX/2007 Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Preliminary and Final title missing                                                                                                 2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        State Compliance - Nevada Home Loan (Ability to Repay not Verified): Assignees and purchasers would qualify as "lenders" subject to the Act. Damages consist of three times the borrower's actual damages, plus costs and reasonable attorney's fees. In addition, borrower                           -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             has a defense against the unpaid obligation of the home loan to the extent of any amount awarded by a court pursuant to the treble damages provision, and a court may cure default and cancel any pending foreclosure sale. However, the Act contains unique assignee
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              protections, effectively allowing a blameless assignee to force the person from whom the loan was acquired to repurchase the loan and pay costs and damages costs if the lender did not originate the home loan or willfully engage in any unfair lending practice in
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - Nevada Home Loan (Ability to Repay not Verified): Nevada Home Loan:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment.                                                                                                                                                                                                                                                                                                                                connection with the home loan.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1122828229 XXX       $XXX      CA    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Closing / Title - ARM Error: First Interest Rate Change Date was not provided       File does not contain either preliminary or final title.                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                  [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        X, for these type of violations.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
XXX       XXX   XXX       XXX               1122828242 XXX       $XXX      CA    11/XX/2007 Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
XXX       XXX   XXX       XXX               1122828309 XXX       $XXX      CA    12/XX/2007 Primary    Refinance Cash-out -            2                [3] Closing / Title - ARM Error: First Interest Rate Change Date was not provided       File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                  [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
XXX       XXX   XXX       XXX               1122828273 XXX       $XXX      FL    12/XX/2007 Primary    Refinance Cash-out -            2                [3] Closing / Title - ARM Error: First Interest Rate Change Date was not provided       File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
XXX       XXX   XXX       XXX               1122828339 XXX       $XXX      CA    12/XX/2007 Primary    Refinance Cash-out -            2                [3] Closing / Title - ARM Error: First Interest Rate Change Date was not provided                                                                                                                                           2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
XXX       XXX   XXX       XXX               1122828307 XXX       $XXX      CA    1/XX/2008  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or final title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     policy                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                          X, for these type of violations.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122829191 XXX       $XXX      CA    2/XX/2008  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX       XXX               1122828447 XXX       $XXX      CA    2/XX/2008  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                    X, for these type of violations.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122828390 XXX       $XXX      CA    3/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  The first interest rate change date was not provided on                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     the HELOC.                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
XXX       XXX   XXX       XXX               1122828432 XXX       $XXX      CA    3/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
XXX       XXX   XXX       XXX               1122828493 XXX       $XXX      CA    3/XX/2008  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or final title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX       XXX               1122828491 XXX       $XXX      CA    4/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
XXX       XXX   XXX       XXX               1122828495 XXX       $XXX      CA    7/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2008, prior to three (3) business days from transaction date of 07/XX/2008.
XXX       XXX   XXX       XXX               1122821740 XXX       $XXX      NY    9/XX/2002  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: Ten (10) day grace                                                               Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              period for the late charge does not conform with 15 day minimum per state (NY)                                                                 Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    Regs.                                                                                                                                          Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                          State Compliance - New York Late Charge Percent Testing: $XXX complies with
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               maximum of 2% per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.                                                                                                                                                                                                                                                                         State Compliance - New York Prepayment Penalty Junior Lien: PPP Expired.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                       Prepayment charge not allowed per state {NY) - max prepayment charge for NY
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.                                                                                                                                                 junior mtg loan is 0%- note states $XXX. Lender is XXX.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2002, prior to three (3) business days from transaction date of 09/XX/2002.
XXX       XXX   XXX       XXX               1122821903 XXX       $XXX      NY    2/XX/2004  Primary    Refinance Cash-out -            2                [3] Closing / Title - ARM Error: First Interest Rate Change Date was not provided       File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004.
XXX       XXX   XXX       XXX               1122821841 XXX       $XXX      NY    3/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Prepayment Penalty Junior Lien: Early Closure                                                                      Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Release Fee                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122821877 XXX       $XXX      NY    4/XX/2004  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122821995 XXX       $XXX      NY    5/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Prepayment Penalty Junior Lien: Early Closure                                                                      Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Release Fee                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122831661 XXX       $XXX      NY    6/XX/2004  UTD        Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122831627 XXX       $XXX      NY    6/XX/2004  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122831696 XXX       $XXX      NY    6/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Prepayment Penalty Junior Lien: Early Closure                                                                      Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Release Fee                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122831706 XXX       $XXX      NY    6/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - New York Prepayment Penalty Junior Lien: PPP Expired:  PPP                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    not allowed on junior liens per state (NY).  Maximum allowable is 0.  Note                                                                     Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                          states an Early Closure Release Fee of  $XXX.                                                                                                  Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.                                                                                                                                                      [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122831769 XXX       $XXX      NY    6/XX/2004  UTD        Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122831815                                      UTD        UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                                                                                                                                                                                                                                                                               Loan File - (Missing Doc) Incomplete loan images/file: File only contains        SELLER - GENERAL COMMENT (2019-12-XX): The issue cited has                                                                                                                                                                                                                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                Mortgage. Compliance testing not completed.                                      either been resolved or was determined to not be an exception
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                               as noted. Per the XXX; the borrower was not charged any fees
                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                                                                                                                                           on the subject loan. Supporting documents include: XXX, XXX and the XXX were  uploaded as XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL COMMENT (2019-12-XX): Per the tape data the subject loan for review is dated 07/XX/2004 i/a/o $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         The HELOC and documentation provided is dated 03/XX/2002
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         i/a/o $XXX Exception remains.
XXX       XXX   XXX       XXX               1122831780 XXX       $XXX      NY    7/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122831868 XXX       $XXX      NY    8/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122831834 XXX       $XXX      NY    8/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Prepayment Penalty Junior Lien: PPP Expired:  PPP                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              not allowed on junior liens per state (NY).  Maximum allowable is 0 - Note                                                                     Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    states an Early Closure Release Fee of $XXX.  Lender is XXX.                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122831887 XXX       $XXX      NY    8/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122821950 XXX       $XXX      NY    8/XX/2004  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122821990 XXX       $XXX      NY    9/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122822938 XXX       $XXX      NY    1/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122822379 XXX       $XXX      NY    8/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122822446 XXX       $XXX      NY    8/XX/2004  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Prepayment Penalty Junior Lien: Early Closure                                                                      Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Release Fee                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122816154 XXX       $XXX      NY    4/XX/2005  Primary    Refinance Cash-out -            2                [3] Closing / Title - ARM Error: First Interest Rate Change Date was not provided       File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                  [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122816173 XXX       $XXX      NY    4/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain Preliminary or Final Title                                                                                    2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122831916 XXX       $XXX      NY    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain Preliminary or Final Title                                                                                    2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: Grace period not                                                                 Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              allowed per state (NY) - min grace period for (NY) is 15 days - note states 10                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                     days
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               State Compliance - New York Late Charge Percent Testing: Late charge not allowed
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.                                                                                                                                                                                                                                                                         per state (NY) - max late charge for (NY) is 2% - note states 5%
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122832039 XXX       $XXX      NY    12/XX/2006 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      Indeterminable
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122832028 XXX       $XXX      NY    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122832159 XXX       $XXX      NY    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              period is less than 15 day minimum per state of NY.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               State Compliance - New York Late Charge Percent Testing: Greater of $XXX or 5%
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.                                                                                                                                                                                                                                                                         late charge exceeds 2% maximum per state of NY.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122832203 XXX       $XXX      NY    1/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: 10 days grace                                                                    Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              period is less than the 15 days maximum allowable per state (NY).                                                                              Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                         State Compliance - New York Late Charge Percent Testing: The Greater of $XXX/5%                                                                Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                     late charge exceeds the 2% maximum allowable per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122832250 XXX       $XXX      NY    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                                                                                                                                                                                                                                                                                                                           -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] State Compliance - New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.                                                                                                                                                                                                                                                                         period is less than 15 day minimum per state.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.                                                                                                                                                                                                                                                                                State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                2% maximum per state (NY.)
XXX       XXX   XXX       XXX               1122832426 XXX       $XXX      NY    1/XX/2008  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New York Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              period is < 15 days minimum required for the state of NY.                                                                                      X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               State Compliance - New York Late Charge Percent Testing: The Greater of $XXX or                                                                Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.                                                                                                                                                                                                                                                                         5% late fee exceeds 2% maximum allowed for the state of NY.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122832470 XXX       $XXX      NY    9/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2008, prior to three (3) business days from transaction date of 09/XX/2008.
XXX       XXX   XXX       XXX               1122819338 XXX       $XXX      GA    11/XX/2004 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    Indeterminable
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122819452 XXX       $XXX      GA    2/XX/2005  UTD        UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain Preliminary or Final Title                                                                                    3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122823793 XXX       $XXX      GA    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122823798 XXX       $XXX      GA    7/XX/2006  UTD        UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                     SELLER - GENERAL COMMENT (2019-12-XX): The issue cited has    Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                      either been resolved or was determined to not be an exception Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                          as noted. This loan closed under the XXX which is an open-end
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                               line of credit (HELOC).  For this program, the HELOC
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                  Agreement serves as both the Note and final TIL disclosure
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                    required under Regulation Z. Supporting documents have been
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                            uploaded as XXX
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.                                                                                                                                                                                                                                                                                                                                                                                      REVIEWER - GENERAL COMMENT (2019-12-XX): Disclosure of costs and fees not provided. Need either Closing Instructions with signed Disbursement Authorization (the form in the file is not signed) or Important Terms Disclosure for subject loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Exception remains.
XXX       XXX   XXX       XXX               1122823973 XXX       $XXX      GA    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain Preliminary or Final Title                                                                                    2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1124534885 XXX       $XXX      GA    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122824050 XXX       $XXX      GA    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
XXX       XXX   XXX       XXX               1122824173 XXX       $XXX      GA    12/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain Preliminary or Final Title                                                                                    2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX               1122824143 XXX       $XXX      GA    1/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122829936 XXX       $XXX      DC    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
XXX       XXX   XXX       XXX               1122829951 XXX       $XXX      MD    3/XX/2003  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122830077 XXX       $XXX      MD    5/XX/2004  Primary    Refinance Cash-out -            3                [3] Closing / Title - ARM Error: First Interest Rate Change Date was not provided       File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                  [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122830129 XXX       $XXX      MD    10/XX/2004 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             violations.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004.
XXX       XXX   XXX       XXX               1122830158 XXX       $XXX      MD    6/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1124534969 XXX       $XXX      MD    7/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122830174 XXX       $XXX      MD    7/XX/2005  UTD        UTD UTD                         3                [3] Closing / Title - ARM Error: First Interest Rate Change Date was not provided                                                                                                                                           3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                  [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122830323 XXX       $XXX      MD    7/XX/2006  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122830432 XXX       $XXX      MD    2/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX       XXX               1122830465 XXX       $XXX      MD    6/XX/2006  UTD        Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Credit Agreement Not Signed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (HELOC): Credit Agreement not signed by borrower(s).                                                                                                                                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122830458 XXX       $XXX      MD    8/XX/2006  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1124534934 XXX       $XXX      MD    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122830614 XXX                 DC                          UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                                                                                                                                                                                                                                                                               Loan File - (Missing Doc) Incomplete loan images/file: File only contains                                                                                                                                                                                                                                                                                                                                                                   UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                Mortgage. Compliance testing not completed.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
XXX       XXX   XXX       XXX               1122830591 XXX       $XXX      MD    6/XX/2007  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122831477 XXX       $XXX      MD    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
XXX       XXX   XXX       XXX               1122830726 XXX       $XXX      MD    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
XXX       XXX   XXX       XXX               1122830734 XXX       $XXX      MD    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  "File does not contain either Preliminary or Final                                                                                  2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Title".                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                     File does not contain either Preliminary or Final Title.                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
XXX       XXX   XXX       XXX               1122830779 XXX       $XXX      MD    9/XX/2007  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122830744 XXX       $XXX      MD    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
XXX       XXX   XXX       XXX               1122830783 XXX       $XXX      MD    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
XXX       XXX   XXX       XXX               1122830855 XXX       $XXX      MD    2/XX/2008  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
XXX       XXX   XXX       XXX               1122830885 XXX       $XXX      MD    4/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
XXX       XXX   XXX       XXX               1122830995 XXX       $XXX      MD    8/XX/1999  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/1999 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122830938 XXX       $XXX      MD    12/XX/1999 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/1999 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Maryland Prepayment Penalty Test: Per state law, a prepayment                                                               Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    penalty is not allowed on 2nd mortgages.                                                                                                       Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty:  Prepayment penalty not permissible by state law; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/1999, prior to three (3) business days from transaction date of 12/XX/1999.
XXX       XXX   XXX       XXX               1122831035 XXX       $XXX      TN    8/XX/2006  UTD        UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                                                                                                                                                                                                                                                                               Loan File - (Missing Doc) Incomplete loan images/file: File only contains the    REVIEWER - GENERAL COMMENT (2019-12-XX): The issue cited has                                                                                                                                                                                                                                                                                               UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                Security Instrument. Insufficient documents to complete Compliance.              either been resolved or was determined to not be an exception                                                                                                                                                                                                                                                                                                       (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                               as noted. The missing Note - Affidavit of Lost HELOC
                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                                                                                                                                           Agreement which outlines the terms of the loan on Exhibit A have been located and uploaded as XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL COMMENT (2019-12-XX): LNA included in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         original file.  Missing Note. Cannot use LNA to clear missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Note exception. Exception remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         SELLER - GENERAL COMMENT (2019-12-XX): The issue cited has either been resolved or was determined to not be an exception as noted. The missing Note - Affidavit of Lost HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Agreement which outlines the terms of the loan on Exhibit A have been located and uploaded as XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL COMMENT (2019-12-XX): LNA included in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         original file.  Missing Note. Cannot use LNA to clear missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Note exception. Exception remains.
XXX       XXX   XXX       XXX               1122831080 XXX       $XXX      TN    6/XX/2004  UTD        UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Tennessee Late Charge Percent and Amount Test: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122831045 XXX       $XXX      TN    6/XX/2004  UTD        UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Tennessee Late Charge Percent and Amount Test: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122831052 XXX       $XXX      TN    7/XX/2004  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - Tennessee Late Charge Percent and Amount Test: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122831091 XXX       $XXX      TN    5/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005.
XXX       XXX   XXX       XXX               1122831196 XXX       $XXX      TN    6/XX/2009  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2009 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2009, prior to three (3) business days from transaction date of 06/XX/2009.
XXX       XXX   XXX       XXX               1122818968 XXX       $XXX      TX    8/XX/2004  Primary    UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the                    UTD      State - NC
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.                                                                                                                                                                                                                                                                                         lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.                                                                                                                                                                                                                                                                                                                                        comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.                                                                                                                                                                                                                                                                                                           and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.                                                                                                                                                                                                                                                                    State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                                                                                and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1)
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.                                                                                                                                                                                                                                         fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.                                                                                                                                                                                                                                                                                                   any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.                                                                                                                                                                                                                                                                                                                               spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed at an authorized location due to missing documentation.                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.                                                                                                                                                                                                                                                                                                                       (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine Spousal or Owner Written Consent ): Texas Constitution Section 50(a)(6): Unable to determine if lien was created without consent of all owners and owner's spouse(s).                                                                                                                                                                                                                                                                                                                                     or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) due to missing information.                                                                                                                                                                                                                                                        spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Texas Interest Rate <= 10% Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                    State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1122833254 XXX       $XXX      PA    4/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Prepayment Penalty Second Lien: Pennsylvania Prepayment Penalty:  Prepayment penalty not permissible on a junior lien less than $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122833223 XXX       $XXX      PA    5/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Prepayment Penalty Junior Lien: Pennsylvania Prepayment Penalty:  Prepayment penalty not permissible on a junior lien loan less than or equal to $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122833260 XXX       $XXX      PA    7/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either a Preliminary or Final                                                                                 2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - Pennsylvania Prepayment Penalty Second Lien: PPP expired.  No                                                               Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Title.                                                                                                                                          [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    prepayment penalty may be charged on loans less than $XXX per state - PA.  Note                                                                Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                          state a penalty of $XXX.  Lender is XXX.                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Prepayment Penalty Second Lien: Pennsylvania Prepayment Penalty:  Prepayment penalty not permissible on a junior lien less than $XXX; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.                                                                                                                                   Testing: 10 day grace period is less than the 15 day minimum per state - PA.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122833302 XXX       $XXX      PA    8/XX/2004  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Prepayment Penalty Junior Lien: Pennsylvania Prepayment Penalty:  Prepayment penalty not permissible on a junior lien loan less than or equal to $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122833366 XXX       $XXX      PA    9/XX/2004  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122833329                                      UTD        UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                                                                                                                                                                                                                                                                               Loan File - (Missing Doc) Incomplete loan images/file: File only contains                                                                                                                                                                                                                                                                                                                                                                   UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                Mortgage. Compliance testing not completed.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
XXX       XXX   XXX       XXX               1122833331 XXX       $XXX      PA    4/XX/2006  Primary    UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  "File does not contain either Preliminary or Final Title"                                                                           3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1124535021 XXX       $XXX      PA    7/XX/2006  UTD        Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        Required
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122833406 XXX       $XXX      PA    7/XX/2007  Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or final title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                     policy                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                          X, for these type of violations.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX               1122820636 XXX       $XXX      NJ    3/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  "File does not contain either Preliminary or Final Title"                                                                           2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - New Jersey Subordinate Lien Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX       XXX               1122820656 XXX       $XXX      NJ    7/XX/2003  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                               State Compliance - New Jersey Prepayment Penalty: PPP Expired. Prepayment charge                                                               Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              not allowed per state NJ - max prepayment charge for NJ loan is 0% - Note states                                                               Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    $XXX. Lender is XXX.                                                                                                                           Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Subordinate Lien Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122820710 XXX       $XXX      NJ    10/XX/2003 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - New Jersey Subordinate Lien Late Charge Percent Testing: Late                                                               Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    charge is stated amount.                                                                                                                       Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Subordinate Lien Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122820749 XXX       $XXX      NJ    2/XX/2004  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or final title                                                                             3           [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                               State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     policy.                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.                                                                                                                                                                                                                                                                                                                                                                                                                              punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1122820740 XXX       $XXX      NJ    2/XX/2004  UTD        UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                                                                                                                                                                                                                State Compliance - New Jersey Home Loan (Late Charge): $XXX Late Charge exceeds                                                                State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                                                                                                                                                                                                     the maximum of 5% per state (NJ).                                                                                                              creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                               General Appraisal Requirements - Due to lack of appraised value, compliance                                                                    an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              tests requiring an LTV were run off an assumed value of a contract sales price                                                                 securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    or original loan amount, whichever applies.: No Appraisal Provided                                                                             ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1124556063 XXX       $XXX      NJ    5/XX/2004  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                                                                                                                                                                                                                State Compliance - New Jersey Home Loan (Late Charge): Late charge is a stated                                                                 State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                         amount.                                                                                                                                        creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1122820843 XXX       $XXX      NJ    4/XX/2004  UTD        Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                               State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122821115 XXX       $XXX      NJ    6/XX/2004  Primary    UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                               State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1122821158 XXX       $XXX      NJ    7/XX/2004  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                               State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1122821122 XXX       $XXX      NJ    7/XX/2004  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                                                                                                                                                                                                                State Compliance - New Jersey Prepayment Penalty: PPP Expired. Prepayment charge                                                               State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                         not allowed per state (NJ) - max prepayment charge for (NJ) is not allowed -                                                                   creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              note states $XXX fee. Lender is XXX.                                                                                                           an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1122820143 XXX       $XXX      NJ    7/XX/2004  UTD        Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                               State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1122820162 XXX       $XXX      NJ    7/XX/2004  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                                                                                                                                                                                                                State Compliance - New Jersey Prepayment Penalty: PPP Expired. Prepayment charge                                                               State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                         not allowed per state (NJ) - max prepayment charge for (NJ) is not allowed -                                                                   creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              note states $XXX fee. Lender is XXX.                                                                                                           an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1122820102 XXX       $XXX      NJ    8/XX/2004  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                               State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1122820167 XXX       $XXX      NJ    8/XX/2004  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  The loan file is missing a Final Title Policy.                                                                                      3           [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                               State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                          securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements                                                                                                                                                                                                                                                                                                                         punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1122820126 XXX       $XXX      NJ    8/XX/2004  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                               State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1122820216 XXX       $XXX      NJ    8/XX/2004  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                                                                                                                                                                                                                State Compliance - New Jersey Prepayment Penalty: PPP Expired. Prepayment charge                                                               State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                         not allowed per state (NJ) - max prepayment charge for (NJ) is not allowed -                                                                   creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              note states $XXX fee. Lender is XXX.                                                                                                           an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1122820192 XXX       $XXX      NJ    8/XX/2004  Primary    Refinance Cash-out -            3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                               State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1122820254 XXX       $XXX      NJ    9/XX/2004  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                               State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1122820449 XXX       $XXX      NJ    9/XX/2004  Primary    Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                               State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1124534768 XXX       $XXX      NJ    3/XX/2005  UTD        Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.                                                                                                                                                                                                                                                                                State Compliance - New Jersey Home Loan (Late Charge): $XXX Late Charge exceeds                                                                State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              the maximum of 5% per state (NJ).                                                                                                              creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.                                                                                                                                                                                                    State Compliance - New Jersey Prepayment Penalty: PPP Expired. Prepayment charge                                                               an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               not allowed per state {NJ) - max prepayment charge for CA ARM loan is 0%- note                                                                 securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.                                                                                                                                                                                                                                                                               states $XXX. Lender is XXX.                                                                                                                    ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1122820663 XXX       $XXX      NJ    9/XX/2005  Primary    UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                   UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                                                                                                                                                                         creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as                         (UAL State)
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                                                                                punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1122821226 XXX       $XXX      NJ    3/XX/2006  Primary    UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    State Compliance - New Jersey Home Loan (Late Charge): Grace period not allowed                                                                State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                   UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          per state (PA) - min grace period for (PA) is 15 days - note states 10 days                                                                    creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as                         (UAL State)
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                    punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                                                                                Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1122821358 XXX       $XXX      NJ    4/XX/2006  UTD        Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): Grace period not allowed                                                                State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              per state (PA) - min grace period for (PA) is 15 days - note states 10 days                                                                    creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               1122821347 XXX       $XXX      NJ    4/XX/2006  UTD        Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): Grace period not allowed                                                                State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              per state (NJ) - min grace period for (NJ) is 15 days - note states 10 days                                                                    creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.                                                                                                                                                                                                                                                                                                                                                                                                                                                    punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1122821427 XXX       $XXX      NJ    6/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): Grace period not allowed                                                                State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         per state (NJ) - min grace period for (NJ) is 15 days - note states 10 days                                                                    creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1122821401 XXX       $XXX      NJ    6/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): Grace period not allowed                                                                State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         per state (NJ) - min grace period for (NJ) is 15 days - note states 10 days                                                                    creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                          an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1122821459 XXX       $XXX      NJ    9/XX/2006  UTD        UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): 10 day grace period less                                                                State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         than 15 day minimum per state NJ                                                                                                               creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.                                                                                                                                                                                                                                                                                                                                                                                                                                                    punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1122815755 XXX       $XXX      NJ    2/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): Grace period not allowed                                                                State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         per state (NJ) - min grace period for (NJ) is 15 days - note states 10 days                                                                    creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.                                                                                                                                                      [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1122815805 XXX       $XXX      NJ    5/XX/2007  Primary    Refinance Rate/Term             3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                                                                                                                                                                         State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1122815911 XXX       $XXX      NJ    7/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): Late charge not allowed                                                                 State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               per state of NJ - minimum grace period is 15 days - note states 10 days.                                                                       creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               1122816067 XXX       $XXX      NJ    10/XX/2007 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): Grace period not allowed                                                                State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         per state (NJ) - min grace period for (NJ) is 15 days - note states 10 days                                                                    creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.                                                                                                                                                                                                                                                                                                                           ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1122816883 XXX       $XXX      NJ    11/XX/2007 UTD        Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): 10 day grace period is                                                                  State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         less than 15 day minimum per state of NJ.                                                                                                      creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1122816026 XXX       $XXX      NJ    11/XX/2007 Primary    UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                                                                                                                                                                         State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1122816091 XXX       $XXX      NJ    12/XX/2007 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): Grace period not allowed                                                                State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         per state (NJ) - min grace period for (NJ) is 15 days - note states 10 days                                                                    creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.                                                                                                                                                                                                                                                                                                                           punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1122816054 XXX       $XXX      NJ    3/XX/2008  Primary    Refinance Rate/Term             3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): 10 day grace period less                                                                State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              than 15 day minimum per state NJ                                                                                                               creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (HELOC): Credit Agreement not signed by borrower(s).                                                                                                                                                                                                                                                                                                                                                                                                                                           an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.                                                                                                                                                                                                                                                                                                                           ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA HELOC - Credit Agreement Not Signed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1122816144 XXX       $XXX      NJ    4/XX/2008  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): Grace period not allowed                                                                State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              per state (NJ) - min grace period for (NJ) is 15 days - note states 10 days                                                                    creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.                                                                                                                                                                                                                                                                                                                           punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1122821484 XXX       $XXX      NJ    6/XX/2008  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          State Compliance - New Jersey Home Loan (Late Charge): 10 day grace period is                                                                  State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         less than 15 day minimum per state of NJ.                                                                                                      creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2008, prior to three (3) business days from transaction date of 06/XX/2008.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               1122820948 XXX       $XXX      IL    7/XX/2004  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Illinois Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122820912 XXX       $XXX      OH    6/XX/2004  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty:  Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122821833 XXX       $XXX      RI    4/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Rhode Island Prepayment Penalty NonPurchase Test: Rhode Island Prepayment Penalty:  Non-purchase loan contains a prepayment penalty which was not disclosed to the borrower in writing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122821037 XXX       $XXX      RI    9/XX/2006  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary of Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122818971 XXX       $XXX      NH    2/XX/2002  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2002 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2002, prior to three (3) business days from transaction date of 02/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122819022 XXX       $XXX      NH    3/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
XXX       XXX   XXX       XXX               1122824280 XXX       $XXX      CT    6/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122824396 XXX       $XXX      CT    10/XX/2004 Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122824361 XXX       $XXX      CT    11/XX/2004 Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX       XXX               1122824404 XXX       $XXX      CT    1/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122824423 XXX       $XXX      CT    9/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122825261 XXX       $XXX      CT    1/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122824517 XXX       $XXX      CT    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122824471 XXX       $XXX      CT    10/XX/2006 Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122824503 XXX       $XXX      CT    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122824567 XXX       $XXX      CT    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
XXX       XXX   XXX       XXX               1122825367 XXX       $XXX      CT    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
XXX       XXX   XXX       XXX               1122824565 XXX       $XXX      CT    9/XX/2007  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122824628 XXX       $XXX      CT    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
XXX       XXX   XXX       XXX               1122824612 XXX       $XXX      CT    2/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Document is not signed.                                                                                                                        X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX               1122819154 XXX       $XXX      ME    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  "File does not contain either Preliminary or Final Title"                                                                           2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122832576 XXX       $XXX      MA    10/XX/2002 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122832748 XXX       $XXX      MA    1/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2004, prior to three (3) business days from transaction date of 01/XX/2004.
XXX       XXX   XXX       XXX               1122816767 XXX       $XXX      MA    4/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain eihter a Preliminary or Final                                                                                 2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Title.                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Prepayment Penalty: Massachusetts Prepayment Penalty:  Loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122816872 XXX       $XXX      MA    6/XX/2004  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122816912 XXX       $XXX      MA    6/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Massachusetts Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Prepayment Penalty: Massachusetts Prepayment Penalty:  Prepayment penalty not permissible on a partial prepayment.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122816963 XXX                 MA    7/XX/2004  UTD        Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                                                                                                                                                                                                                                                                               Loan File - (Missing Doc) Incomplete loan images/file: File only contains                                                                                                                                                                                                                                                                                                                                                                   UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                Mortgage. Compliance testing not completed.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
XXX       XXX   XXX       XXX               2023591251 XXX                 MA               Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                                                                                                                                                                                                                                                                               Loan File - (Missing Doc) Incomplete loan images/file: File only contains        SELLER - GENERAL COMMENT (2019-12-XX): "The issue cited has                                                                                                                                                                                                                                                                                                UTD      Indeterminable
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                Mortgage. Compliance testing not completed.                                      either been resolved or was determined to not be an exception                                                                                                                                                                                                                                                                                                       (UAL State)
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                               as noted. The missing Note - XXX dated 03/XX/2003 have been
                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                                                                                                                                           located and uploaded as XXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Additionally, this loan closed under an open-end line of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         credit (HELOC).  For this program, the HELOC Agreement serves as both the Note and Final TIL Disclosure required under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Regulation Z. Under this program XXX would have paid all
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         closing costs. This is evidenced by the signed XXX, which
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         break down the fees associated with the loan and confirm that there were no fees/costs charged on the subject loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Supporting documents have been uploaded as XXX.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         "
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL COMMENT (2019-12-XX): Per the tape data the subject loan for review is dated 07/XX/2004 i/a/o
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         $XXX.00.  The HELOC Agreement provided is dated 03/XX/2003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         i/a/o $XXX. Exception remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         SELLER - GENERAL COMMENT (2019-12-XX): "The issue cited has either been resolved or was determined to not be an exception as noted. The missing Note -XXX dated 03/XX/2003 have been located and uploaded as XXX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Additionally, this loan closed under an open-end line of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         credit (HELOC).  For this program, the HELOC Agreement serves as both the Note and Final TIL Disclosure required under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Regulation Z. Under this program XXX would have paid all
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         closing costs. This is evidenced by the signed XXX, which
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         break down the fees associated with the loan and confirm that there were no fees/costs charged on the subject loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Supporting documents have been uploaded as XXX.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      "
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL COMMENT (2019-12-XX): Per the tape data the subject loan for review is dated 07/XX/2004 i/a/o $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         The HELOC Agreement provided is dated 03/XX/2003 i/a/o $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Exception remains.
XXX       XXX   XXX       XXX               1122816939 XXX       $XXX      MA    7/XX/2004  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122832822 XXX       $XXX      NH    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
XXX       XXX   XXX       XXX               1122832795 XXX       $XXX      MA    1/XX/1993  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/1993 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1992 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122833012 XXX       $XXX      MA    10/XX/2006 Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Massachusetts Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX       XXX               1122833027 XXX       $XXX      MA    11/XX/2006 UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In                             -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                                                                                                                                                                     Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Massachusetts Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.                                                                                                                                                                                                                                                                                                                                                                                                     Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122833072 XXX       $XXX      MA    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In                             -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                                                                                                                                                                     Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Massachusetts Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.                                                                                                                                                                                                                                                                                                                                                                                                     Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122833148 XXX       $XXX      MA    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Massachusetts Open End Late Charge Grace Period Testing:                                                                    Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Grace period not allowed per state (MA) - min grace period for (MA) is 15 days -                                                               State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       note states 10 days                                                                                                                            particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                                                                                                                                                                     Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Massachusetts Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.                                                                                                                                                                                                                                                                                                                                                                                                     Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
XXX       XXX   XXX       XXX               1122833138 XXX       $XXX      MA    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In                             -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                                                                                                                                                                     Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Massachusetts Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.                                                                                                                                                                                                                                                                                                                                                                                                     Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
XXX       XXX   XXX       XXX               1122833189 XXX       $XXX      MA    12/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Ten                                                                State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In                             -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              (10) day grace period for the late charge does not conform with 15 day minimum                                                                 particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                      per state (MA) Regs.                                                                                                                           Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Massachusetts Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.                                                                                                                                                                                                                                                      State Compliance - Massachusetts Open End Late Charge Percent and Amount                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                       Testing: Greater of 5% or $XXX Late Charge exceeds the maximum of the Lessor of                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               10% or $10 per state (MA).                                                                                                                     Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
XXX       XXX   XXX       XXX               1122833976 XXX       $XXX      MA    6/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or final title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In                             -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                                                                                                                                                                     Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Massachusetts Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.                                                                                                                                                                                                                                                                                                                                                                                                     Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2008, prior to three (3) business days from transaction date of 06/XX/2008.
XXX       XXX   XXX       XXX               1122833193 XXX       $XXX      MA    1/XX/2009  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2009 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Massachusetts Open End Late Charge Grace Period Testing:                                                                    Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Grace period not allowed per state (MA) - min grace period for (MA) is 15 days -                                                               State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.                                                                                                                                                                                                                                                                                           note states 10 days                                                                                                                            particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                      State Compliance - Massachusetts Open End Late Charge Percent and Amount                                                                       Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Massachusetts Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.                                                                                                                                                                                                                                                      Testing: Late charge not allowed per state (MA) - max late charge for (MA) is 3%                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.                                                                                                                                                                                                                                                                                                       - note states 5%                                                                                                                               X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2009, prior to three (3) business days from transaction date of 01/XX/2009.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122831200 XXX       $XXX      MI    1/XX/2003  UTD        Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2003, prior to three (3) business days from transaction date of 01/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122831203 XXX       $XXX      MI    4/XX/2004  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004.
XXX       XXX   XXX       XXX               1122831289 XXX       $XXX      MI    7/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005.
XXX       XXX   XXX       XXX               1122831293 XXX       $XXX      MI    10/XX/2005 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                           violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.
XXX       XXX   XXX       XXX               1122831431 XXX       $XXX      MI    10/XX/2003 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2003, prior to three (3) business days from transaction date of 10/XX/2003.
XXX       XXX   XXX       XXX               1122832185 XXX       $XXX      MI    10/XX/2003 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122831436 XXX       $XXX      MI    12/XX/2003 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2003, prior to three (3) business days from transaction date of 12/XX/2003.
XXX       XXX   XXX       XXX               1122831404 XXX       $XXX      MI    6/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              There is no signature date                                                                                                                     X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2004, prior to three (3) business days from transaction date of 06/XX/2004.
XXX       XXX   XXX       XXX               1122831482 XXX       $XXX      MI    11/XX/2003 UTD        UTD UTD                         2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Michigan Late Charge Percent and Amount Testing: Five (5%)                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              complies with maximum per state (MI).                                                                                                          violations.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122831512 XXX       $XXX      MI    7/XX/2004  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004.
XXX       XXX   XXX       XXX               1122831514 XXX       $XXX      MI    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
XXX       XXX   XXX       XXX               1122831579 XXX       $XXX      MI    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
XXX       XXX   XXX       XXX               1122815863 XXX       $XXX      NY    11/XX/2005 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                     Note from first mortgage was not provided.                                                                                          2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Home Improvement                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX       XXX               1122833451 XXX       $XXX      MO    5/XX/2004  Primary    UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122833554 XXX       $XXX      MO    8/XX/2005  Primary    UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Missouri Late Charge Grace Period Testing: Ten (10) day grace                                                               Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              period for the late charge does not conform with 15 day minimum per state (MO)
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               Regs.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - Missouri Late Charge Grace Period Testing: Missouri Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122833595 XXX       $XXX      MO    9/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                    State Compliance - Missouri Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     period less than 15 day minimum per state (MO)                                                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Missouri Late Charge Grace Period Testing: Missouri Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Missouri Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122833598 XXX       $XXX      MO    2/XX/2007  Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              State Compliance - Missouri Late Charge Grace Period Testing: 10 day grace                                                                     Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               period less than 15 day minimum per state MO
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - Missouri Late Charge Grace Period Testing: Missouri Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122833662 XXX       $XXX      MO    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - Missouri Late Charge Grace Period Testing: Missouri Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
XXX       XXX   XXX       XXX               1122817585 XXX       $XXX      KS    12/XX/2004 Primary    Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122817698 XXX       $XXX      KS    6/XX/2006  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122817659 XXX       $XXX      KS    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary of Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Home Improvement                                 [3] Application / Processing - Missing Document: Missing Final 1003                     `                                                                                                                                               [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122817860 XXX       $XXX      IA    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - Iowa Late Charge Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122817875 XXX       $XXX      IA    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] State Compliance - Iowa Late Charge Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
XXX       XXX   XXX       XXX               1122833748 XXX       $XXX      AR    4/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2003, prior to three (3) business days from transaction date of 04/XX/2003.
XXX       XXX   XXX       XXX               1122833753 XXX       $XXX      AR    10/XX/2004 UTD        UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122833874 XXX       $XXX      AR    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
XXX       XXX   XXX       XXX               1122833938 XXX       $XXX      AR    2/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
XXX       XXX   XXX       XXX               1122833964 XXX       $XXX      IL    8/XX/2004  Primary    Refinance Cash-out -            2                [3] Closing / Title - ARM Error: First Interest Rate Change Date was not provided                                                                                                                                           2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Illinois Prepayment Penalty: PPP Expired. Prepayment charge                                                                 Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                         IS allowed per state IL - APR under 8%. Lender is XXX                                                                                          Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2004, prior to three (3) business days from transaction date of 08/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX       XXX               1122833982 XXX       $XXX      IL    3/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122834009 XXX       $XXX      IL    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
XXX       XXX   XXX       XXX               1122834081 XXX       $XXX      IL    12/XX/2003 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Handwritten Loan Date change on Credit Agreement not                                                                                3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     initialed. 12/XX/2003 used for review.                                                                                                          [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Indeterminable
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                        [3] Closing / Title - Note Error: Note date is blank.                                                                                                                                                                                   [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
XXX       XXX   XXX       XXX               1122834045 XXX       $XXX      IL    3/XX/2004  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX       XXX               1122834122 XXX       $XXX      IL    7/XX/2003  UTD        Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122834066 XXX       $XXX      IL    7/XX/2003  UTD        Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122834127 XXX       $XXX      IL    7/XX/2003  Investment Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX       XXX               1122834105 XXX       $XXX      PA    9/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2003, prior to three (3) business days from transaction date of 09/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX       XXX               1122834165 XXX       $XXX      IL    6/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2004, prior to three (3) business days from transaction date of 06/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX       XXX               1122834169 XXX       $XXX      IL    5/XX/2005  Primary    UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX       XXX               1122834252 XXX       $XXX      CA    2/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.
XXX       XXX   XXX       XXX               1122834237 XXX       $XXX      MI    6/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005.
XXX       XXX   XXX       XXX               1122834279 XXX       $XXX      IL    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                                                                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
XXX       XXX   XXX       XXX               1122834323 XXX       $XXX      IL    6/XX/2007  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  "File does not contain either Preliminary or Final Title"                                                                           2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122834339 XXX       $XXX      IL    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
XXX       XXX   XXX       XXX               1122834399 XXX       $XXX      IL    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  "File does not contain either Preliminary or Final Title"                                                                           2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                                  [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
XXX       XXX   XXX       XXX               1122818550 XXX       $XXX      NM    8/XX/2004  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122817754 XXX       $XXX      NM    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX       XXX               1122817892 XXX       $XXX      OK    4/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122818704 XXX       $XXX      OK    5/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122817945 XXX       $XXX      OK    7/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  "File does not contain either Preliminary or Final Title"                                                                           2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122818745 XXX       $XXX      OK    12/XX/2005 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122817983 XXX       $XXX      OK    12/XX/2005 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.
XXX       XXX   XXX       XXX               1122818017 XXX       $XXX      OK    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX       XXX               1122818134 XXX       $XXX      OK    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 01/XX/2008.
XXX       XXX   XXX       XXX               1122834504 XXX       $XXX      OK    3/XX/2008  Investment Refinance UTD                   2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX       XXX               1122824758 XXX       $XXX      VA    7/XX/2004  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122824822 XXX       $XXX      VA    2/XX/2005  UTD        Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or final title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     policy                                                                                                                                          [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      Required
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1124556102 XXX       $XXX      VA    4/XX/2005  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Borrowers' signature is not dated.                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005.
XXX       XXX   XXX       XXX               1122825630 XXX       $XXX      VA    7/XX/2005  UTD        UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary of Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122824930 XXX       $XXX      VA    12/XX/2005 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122824918 XXX       $XXX      VA    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122825010 XXX       $XXX      VA    5/XX/2007  UTD        UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary of Final Title                                                                             3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                                                                                                                   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122825044 XXX       $XXX      VA    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
XXX       XXX   XXX       XXX               1122825125 XXX       $XXX      VA    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122825184 XXX       $XXX      MD    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122825953 XXX       $XXX      VA    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122825191 XXX       $XXX      VA    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either a Preliminary or Final                                                                                 2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Title.                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122825155 XXX       $XXX      VA    1/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122825237 XXX       $XXX      VA    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1122825384 XXX       $XXX      VA    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
XXX       XXX   XXX       XXX               2023600237 XXX       $XXX      MD    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
XXX       XXX   XXX       XXX               2023599595 XXX       $XXX      VA    1/XX/2008  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX       XXX               1122825458 XXX       $XXX      VA    8/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  "File does not contain either Preliminary or Final                                                                                  2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     Title".                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2008, prior to three (3) business days from transaction date of 08/XX/2008.
XXX       XXX   XXX       XXX               1122825525 XXX       $XXX      VA    4/XX/2000  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary of Final Title                                                                             2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2000 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               1122828606 XXX       $XXX      CA    5/XX/2016  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary or final title                                                                             2           [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - List of Homeownership Counseling                                                                       Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation,                                 -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                    Organizations Not Provided Within 3 Business Days of Application: application                                                                  Regulation X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2016, prior to three (3) business days from transaction date of 05/XX/2016.                                                                                                                                                                            date not provided                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX       XXX               1122828576 XXX       $XXX      CA    4/XX/2017  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2017 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - RESPA Disclosure - List of Homeownership Counseling                                                                       Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation,                                 -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                            Organizations Not Provided Within 3 Business Days of Application: Document not                                                                 Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                    found in file.                                                                                                                                 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2017, prior to three (3) business days from transaction date of 04/XX/2017.                                                                                                                                                                                                                                                                                                                           Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX               1122831135 XXX       $XXX      TN    9/XX/2017  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2017 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2017, prior to three (3) business days from transaction date of 09/XX/2017.
XXX       XXX   XXX       XXX               1122828638 XXX       $XXX      CA    12/XX/2017 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                   Federal Compliance - RESPA Disclosure - List of Homeownership Counseling                                                                       Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation,                                 -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2017 used as disbursement date for compliance testing.                                                                                                                                                                                                         Organizations Not Provided Within 3 Business Days of Application: Verified date,                                                               Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                            missing 1003                                                                                                                                   Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2017, prior to three (3) business days from transaction date of 12/XX/2017.
XXX       XXX   XXX       XXX               129904686  XXX       $XXX      OR    1/XX/2007  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX               129904720  XXX       $XXX      NJ    10/XX/2006 Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               129904806  XXX       $XXX      CA    12/XX/2006 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               129904823  XXX       $XXX      CA    12/XX/2006 Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
XXX       XXX   XXX       XXX               129904801  XXX       $XXX      CA    10/XX/2006 Investment Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other
XXX       XXX   XXX       XXX               129904830  XXX       $XXX      WI    10/XX/2006 Primary    Refinance Cash-out -            1                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation                               [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX       XXX               129904852  XXX       $XXX      CA    8/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               129904905  XXX       $XXX      OH    8/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other
XXX       XXX   XXX       XXX               129904899  XXX       $XXX      OH    8/XX/2006  Investment Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other
XXX       XXX   XXX       XXX               129905027  XXX       $XXX      MD    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX               129905058  XXX       $XXX      NY    9/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
XXX       XXX   XXX       XXX               129905112  XXX       $XXX      CA    1/XX/2007  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX       XXX               129905142  XXX       $XXX      NY    10/XX/2006 Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX       XXX               129905342  XXX       $XXX      FL    9/XX/2006  Investment Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
XXX       XXX   XXX       XXX               129905394  XXX       $XXX      CA    10/XX/2006 Second     Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                            Home                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX       XXX               129905370  XXX       $XXX      CA    10/XX/2006 Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: Truth in Lending Act (HELOC):  Non-refundable fee imposed by lender within three (3) business days of borrower receiving HELOC disclosures and brochure.                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               129905493  XXX       $XXX      MI    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX       XXX               129905596  XXX       $XXX      TX    1/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX               129905673  XXX       $XXX      CA    9/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other
XXX       XXX   XXX       XXX               129905732  XXX       $XXX      IL    9/XX/2006  Primary    Refinance Cash-out -            1                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX       XXX               129905713  XXX       $XXX      NH    10/XX/2006 Primary    Purchase                        1                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX               129905764  XXX       $XXX      CA    9/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: Truth in Lending Act (HELOC):  Non-refundable fee imposed by lender within three (3) business days of borrower receiving HELOC disclosures and brochure.                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               129905796  XXX       $XXX      NY    10/XX/2006 Investment Refinance Cash-out -            1                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX       XXX               129905846  XXX       $XXX      GA    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               X, for these type of violations.
XXX       XXX   XXX       XXX               129905891  XXX       $XXX      MI    10/XX/2006 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
XXX       XXX   XXX       XXX               129905902  XXX       $XXX      CA    10/XX/2006 Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX       XXX               129905930  XXX       $XXX      UT    9/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] State Compliance - Utah Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Utah Prepayment Penalty Test: Utah Prepayment Penalty:  Junior lien loan contains a prepayment penalty without offering the borrower the option of a loan without a prepayment penalty or a  loan containing a prepayment penalty with rate/fees lower than the loan without prepay.
XXX       XXX   XXX       XXX               129905995  XXX       $XXX      MD    9/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX               129906102  XXX       $XXX      MD    10/XX/2006 Second     Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                            Home       Debt Consolidation
XXX       XXX   XXX       XXX               129906156  XXX       $XXX      IL    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Other
XXX       XXX   XXX       XXX               1030444226 XXX       $XXX      CA    9/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               129906203  XXX       $XXX      HI    10/XX/2006 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
XXX       XXX   XXX       XXX               1030443922 XXX       $XXX      IL    10/XX/2006 Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               129906277  XXX       $XXX      IL    1/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Impermissible Demand Feature: Truth in Lending Act (HELOC): HELOC Mortgage loan contains an impermissible demand feature.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Impermissible Demand Feature: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               129906306  XXX       $XXX      NC    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other
XXX       XXX   XXX       XXX               129906360  XXX       $XXX      MI    9/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               129906347  XXX       $XXX      NC    11/XX/2006 Primary    Purchase                        2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
XXX       XXX   XXX       XXX               129906323  XXX       $XXX      CA    11/XX/2006 Primary    Purchase                        2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Estimated HUD1 exceed those disclosed in HELOC Agreement. Fees from the Estimated HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               129906401  XXX       $XXX      MO    12/XX/2006 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                  -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
XXX       XXX   XXX       XXX               129906431  XXX       $XXX      MD    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               129906430  XXX       $XXX      FL    12/XX/2006 Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
XXX       XXX   XXX       XXX               129906482  XXX       $XXX      NC    12/XX/2006 Second     Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                            Home
XXX       XXX   XXX       XXX               129906460  XXX       $XXX      PA    12/XX/2006 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
XXX       XXX   XXX       XXX               129906538  XXX       $XXX      NV    12/XX/2006 Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
XXX       XXX   XXX       XXX               129906557  XXX       $XXX      MI    12/XX/2006 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX               129906634  XXX       $XXX      NH    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX       XXX               129906661  XXX       $XXX      CA    1/XX/2007  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX       XXX               129906708  XXX       $XXX      CT    1/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                              -
XXX       XXX   XXX       XXX               129906716  XXX       $XXX      IL    1/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               129906662  XXX       $XXX      FL    10/XX/2006 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX       XXX               129906690  XXX       $XXX      IL    10/XX/2006 Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX       XXX               129906811  XXX       $XXX      FL    10/XX/2006 Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX       XXX               129906785  XXX       $XXX      IL    11/XX/2006 Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                  -
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               X, for these type of violations.
XXX       XXX   XXX       XXX               129906878  XXX       $XXX      TN    10/XX/2006 Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Tennessee Late Charge Percent and Amount Test: Unable to determine if late charge exceeds state maximum due to missing information.
XXX       XXX   XXX       XXX               129906854  XXX       $XXX      PA    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Debt Consolidation                               [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.                                                                                                                                                                                                                                                                                                                           violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               129906857  XXX       $XXX      IL    9/XX/2006  Primary    Purchase                        2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                              -
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
XXX       XXX   XXX       XXX               129906886  XXX       $XXX      MO    9/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Missouri Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX               129906944  XXX       $XXX      HI    10/XX/2006 Investment Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               129906991  XXX       $XXX      NY    10/XX/2006 Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX       XXX               129907059  XXX       $XXX      MO    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Missouri Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX       XXX               129907063  XXX       $XXX      NM    10/XX/2006 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                       Other
XXX       XXX   XXX       XXX               129907124  XXX       $XXX      FL    10/XX/2006 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX               129907139  XXX       $XXX      CA    12/XX/2006 Second     Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                            Home                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               129907246  XXX       $XXX      FL    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               129907339  XXX       $XXX      FL    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
XXX       XXX   XXX       XXX               129907293  XXX       $XXX      CA    10/XX/2006 Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX       XXX               129907389  XXX       $XXX      AL    10/XX/2006 Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - Alabama Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX               129907450  XXX       $XXX      NV    10/XX/2006 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               129907464  XXX       $XXX      VA    10/XX/2006 Primary    Purchase                        2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX               129907467  XXX       $XXX      FL    10/XX/2006 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other
XXX       XXX   XXX       XXX               129907507  XXX       $XXX      IL    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                               Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX               129907547  XXX       $XXX      CA    10/XX/2006 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
XXX       XXX   XXX       XXX               129907516  XXX       $XXX      MI    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
XXX       XXX   XXX       XXX               129907570  XXX       $XXX      FL    10/XX/2006 Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX               129907545  XXX       $XXX      CA    10/XX/2006 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
XXX       XXX   XXX       XXX               129907626  XXX       $XXX      MA    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                                                                                                                                                                     State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In                             -
                                                                                                       Debt Consolidation                               Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                             particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Massachusetts unfair and deceptive acts and practices statute.
XXX       XXX   XXX       XXX               129907711  XXX       $XXX      MA    10/XX/2006 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               129907740  XXX       $XXX      VA    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX               129907796  XXX       $XXX      FL    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                               Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX               129907828  XXX       $XXX      NM    10/XX/2006 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
XXX       XXX   XXX       XXX               129907895  XXX       $XXX      IL    10/XX/2006 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              X, for these type of violations.
XXX       XXX   XXX       XXX               129907947  XXX       $XXX      CA    10/XX/2006 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
XXX       XXX   XXX       XXX               1030445517 XXX       $XXX      IL    10/XX/2006 Primary    Purchase                        2                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               1030445302 XXX       $XXX      MO    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
XXX       XXX   XXX       XXX               129908126  XXX       $XXX      IL    10/XX/2006 Primary    Purchase                        2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX               129908103  XXX       $XXX      AZ    10/XX/2006 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               129908203  XXX       $XXX      PA    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            Lien Position: 1
XXX       XXX   XXX       XXX               129908225  XXX       $XXX      VA    10/XX/2006 Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               129908279  XXX       $XXX      NV    12/XX/2006 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               129908332  XXX       $XXX      MI    12/XX/2006 Investment Purchase                        2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX       XXX               129908435  XXX       $XXX      IL    12/XX/2006 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX               129908404  XXX       $XXX      MI    1/XX/2007  Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX       XXX               129908562  XXX       $XXX      TN    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Tennessee Late Charge Percent and Amount Test: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.
XXX       XXX   XXX       XXX               129908516  XXX       $XXX      TX    1/XX/2007  Primary    Purchase                        3                [3] General - Incomplete Document: Note - Subject Lien is incomplete                    Note is missing P&I payment.                                                                                                        3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                  Miscellaneous Compliance - Miscellaneous Compliance: Non-Material Compliance                                                                   Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                       No       TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                    Exception:: Loan file contains documents indicating the loan was to close as a                                                                                                                                                                                                                                                                                                                                                                       Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         HELOC at one point in the loan life cycle. However, the promissory Note, the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                     Security Instrument and the TIL indicate a closed-end transaction. As such, the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Miscellaneous Compliance: Non-Material Compliance Exception:                                                                                                                                                                                                                                                                                                                                             loan was reviewed and tested as a closed-end loan.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Texas Interest Rate <= 10% Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
XXX       XXX   XXX       XXX               129908559  XXX       $XXX      CO    1/XX/2007  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX       XXX               129908537  XXX       $XXX      MD    12/XX/2006 Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
XXX       XXX   XXX       XXX               129908610  XXX       $XXX      MO    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] State Compliance - Missouri Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
XXX       XXX   XXX       XXX               129908561  XXX       $XXX      NV    12/XX/2006 Second     Purchase                        1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                            Home
XXX       XXX   XXX       XXX               129908634  XXX       $XXX      CA    1/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                              -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
XXX       XXX   XXX       XXX               129908639  XXX       $XXX      IL    12/XX/2006 Primary    Purchase                        2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               129908729  XXX       $XXX      FL    1/XX/2007  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX               129908757  XXX       $XXX      NV    12/XX/2006 Primary    Purchase                        2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX               129908814  XXX       $XXX      SC    12/XX/2006 Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                              State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.                                                                                                                                                                                                                                                                                                          to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
XXX       XXX   XXX       XXX               129908935  XXX       $XXX      MA    1/XX/2007  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Other
XXX       XXX   XXX       XXX               129908993  XXX       $XXX      NV    12/XX/2006 Second     Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
                                                                                            Home
XXX       XXX   XXX       XXX               129909116  XXX       $XXX      CA    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               129909065  XXX       $XXX      FL    1/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               129909217  XXX       $XXX      MN    12/XX/2006 Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX       XXX               129909241  XXX       $XXX      HI    12/XX/2006 Primary    Purchase                        1                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX       XXX               129909316  XXX       $XXX      CA    12/XX/2006 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX       XXX               129909368  XXX       $XXX      CA    1/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               129909552  XXX       $XXX      KS    1/XX/2007  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                               Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX               129909705  XXX       $XXX      CO    1/XX/2007  Primary    Purchase                        2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                              -
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               129909709  XXX       $XXX      FL    1/XX/2007  Primary    Purchase                        2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                  -
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX       XXX               129909713  XXX       $XXX      FL    1/XX/2007  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX       XXX               129909727  XXX       $XXX      CA    1/XX/2007  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX       XXX               129909736  XXX       $XXX      SC    1/XX/2007  Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.                                                                                                                                                                                                                                                                                                          State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk                         -
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Late Charge Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                 to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
XXX       XXX   XXX       XXX               129909779  XXX       $XXX      IL    1/XX/2007  Primary    Purchase                        2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX               129909934  XXX       $XXX      PA    2/XX/2007  Second     Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                            Home       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX       XXX               129909979  XXX       $XXX      PA    1/XX/2007  Primary    Purchase                        2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               X, for these type of violations.
XXX       XXX   XXX       XXX               129909994  XXX       $XXX      PA    1/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              X, for these type of violations.
XXX       XXX   XXX       XXX               129910058  XXX       $XXX      TN    1/XX/2007  Primary    Purchase                        2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Tennessee Late Charge Percent and Amount Test: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.
XXX       XXX   XXX       XXX               129937143  XXX       $XXX      RI    1/XX/2007  Primary    Refinance Cash-out -            3                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         3           [3] State Compliance - (State High Cost) Rhode Island High-Cost Loan (Calculated APR/Rate): Rhode Island Home Loan Protection Act: Loan is high-cost due to Rate Threshold is exceeded by 4.28000%. ARM Life Max of 18.00000% exceeds a threshold of 13.72000% based on the US Treasury for comparable maturities of 4.72000% plus jurisdiction allowable margin of 9.00000%.  Non-Compliant High Cost Loan.                                                                                                                                                                           State Compliance - (State High Cost) Rhode Island High-Cost Loan (Calculated APR/Rate): "Assignee Liability:  A borrower may bring a claim against an assignee or subsequent holder of a high cost home loan under two separate provisions of the Act. The rights conferred on                        HC - High Cost
                                                                                                       Debt Consolidation                               Lien Position: 1                                                                                                                                                                                                                        [3] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona Fide): Rhode Island Home Loan: No documentation in loan file to confirm third party fees listed on the HUD-1.                                                                                                                                                                                                                                                                                                                                                  borrowers by these two provisions are independent of each other and do not limit each other.                                                                                                                                                                                                          (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        (1) Any person who purchases or is otherwise assigned a high cost home loan will be subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor. Significantly, this liability does not appear to
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Rhode Island Prepayment Penalty NonPurchase Test: Rhode Island Prepayment Penalty:  Non-purchase loan contains a prepayment penalty which was not disclosed to the borrower in writing.                                                                                                                                                                                                                                                                                                                                                                         be independently capped or subject to any limitations periods. Further, class actions appear to be permitted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.                                                                                                                                                                                                                                                                                                                           (2) A borrower may also assert against any subsequent holder or assignee of a high cost home loan any claims that the borrower could assert against the original creditor. Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower's liability under the high cost home loan plus costs, including reasonable attorneys' fees.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Effective June 20, 2007, HB 5485 and SB 371 revise the liability provisions to create one single cause of action against assignees. As revised, any person who purchases or is otherwise assigned a high cost home loan will continue to be subject to all affirmative claims and any defenses that the borrower could assert against the original creditor.  Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower's liability under the high cost home loan plus costs,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       including reasonable attorneys' fees.   Any such claim may be asserted by a borrower acting only in an individual capacity and must be asserted as follows: (a) Within five years of the closing of a high cost home loan, if the claim is an original action relating to a violation of the Act; and (b) With respect to any defense, claim, counterclaim, or action to enjoin foreclosure or preserve or obtain possession of the home that secures the loan, at any time during the term of the high cost home loan, after an action to collect on the high cost home loan or foreclose on the collateral securing the high cost home loan has been initiated or the debt arising from the high cost home loan has been accelerated or the high cost home loan has become sixty days in default."
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona Fide): A court, as injunctive relieve to an aggrieved consumer, may issue an order or injunction barring any judicial or non-judicial foreclosure or other lender action under the mortgage or deed of trust securing any home mortgage loan which violates this chapter (RI Stat 34-25.2-8)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               129910104  XXX       $XXX      GA    1/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
XXX       XXX   XXX       XXX               129967388  XXX       $XXX      MN    1/XX/2007  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
XXX       XXX   XXX       XXX               129967433  XXX       $XXX      GA    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
XXX       XXX   XXX       XXX               129967462  XXX       $XXX      MA    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                                                                                                                                                                     State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Massachusetts unfair and deceptive acts and practices statute.
XXX       XXX   XXX       XXX               129967486  XXX       $XXX      NJ    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Debt Consolidation                               [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               129967566  XXX       $XXX      NY    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX       XXX               129967587  XXX       $XXX      MN    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Minnesota Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
XXX       XXX   XXX       XXX               129967614  XXX       $XXX      MD    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX       XXX               129967619  XXX       $XXX      VA    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Debt Consolidation                               Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               129967610  XXX       $XXX      NY    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               129967713  XXX       $XXX      IL    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Debt Consolidation                               [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
XXX       XXX   XXX       XXX               129967741  XXX       $XXX      MS    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               129967694  XXX       $XXX      PA    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX       XXX               129967734  XXX       $XXX      TN    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Tennessee Late Charge Percent and Amount Test: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
XXX       XXX   XXX       XXX               129967785  XXX       $XXX      MA    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Debt Consolidation                               [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                                                                                                                                                                     State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Massachusetts unfair and deceptive acts and practices statute.
XXX       XXX   XXX       XXX               129967887  XXX       $XXX      IL    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
XXX       XXX   XXX       XXX               129967944  XXX       $XXX      VA    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                               Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
XXX       XXX   XXX       XXX               129967982  XXX       $XXX      PA    11/XX/2006 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.                                                                                                                                                                                                                        Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Required
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                                                                                violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
XXX       XXX   XXX       XXX               129967962  XXX       $XXX      NJ    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
XXX       XXX   XXX       XXX               129967939  XXX       $XXX      NJ    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Debt Consolidation                               [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               129967988  XXX       $XXX      TN    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                               Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Tennessee Late Charge Percent and Amount Test: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
XXX       XXX   XXX       XXX               129968036  XXX       $XXX      MN    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Debt Consolidation                               [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               129968186  XXX       $XXX      MS    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                               [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               129968140  XXX       $XXX      MD    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX       XXX               129968117  XXX       $XXX      VA    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX       XXX               1030505291 XXX       $XXX      OH    1/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim                        -
                                                                                                       Debt Consolidation                               [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation.                                                                                                                                                                                                                                                                                                                                                                                    or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.                                                                                                                                                                                                                                                                                              purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.                                                                                                                                                                                                                                                                                                                                                                                              The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.                                                                                                                                                                                                                                                                                                                 reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                               repurchase the loan, the assignee could face exposure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
XXX       XXX   XXX       XXX               129968225  XXX       $XXX      MD    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX       XXX               129968199  XXX                       12/XX/2006 Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX       XXX               129968215  XXX       $XXX      GA    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
XXX       XXX   XXX       XXX               129968291  XXX       $XXX      NY    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Guarantor Agreement not provided                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX                         129944999  XXX       $XXX      AZ    9/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.                                                                                                                                                                                                                        Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
XXX       XXX   XXX                         129945119  XXX       $XXX      DE    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            violations.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         129945345  XXX       $XXX      MO    1/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX                         129945463  XXX       $XXX      MO    2/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX                         129945848  XXX       $XXX      MD    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is 8.63000%.                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX                         129945967  XXX       $XXX      NV    5/XX/2006  Primary    Purchase                        2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX                         129946030  XXX       $XXX      IL    5/XX/2006  Primary    Purchase                        2                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 21.00000%.                                                                                                                                                                                                                                                                                                                                 X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
XXX       XXX   XXX                         129946099  XXX       $XXX      NV    5/XX/2006  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX                         129946112  XXX       $XXX      GA    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                               [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX                         129946189  XXX       $XXX      NC    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX                         129946234  XXX       $XXX      MD    5/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is 8.50000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX                         129946518  XXX       $XXX      WV    5/XX/2006  Primary    Purchase                        2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX                         129946597  XXX       $XXX      PA    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Prepayment Penalty Junior Lien: Pennsylvania Prepayment Penalty: A prepayment penalty is not permissible on a junior lien loan less than or equal to $XXX.                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
XXX       XXX   XXX                         129946572  XXX       $XXX      NJ    5/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX                         129946790  XXX       $XXX      MO    5/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         129946791  XXX       $XXX      HI    5/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX                         129946912  XXX       $XXX      MD    5/XX/2006  Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is 21.00000%.                                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX                         129947038  XXX       $XXX      TN    5/XX/2006  Primary    Purchase                        2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.
XXX       XXX   XXX                         129947068  XXX       $XXX      CA    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX                         129947358  XXX       $XXX      MT    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX                         129947859  XXX       $XXX      NV    6/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                               No       TNR Testing Not
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      Required
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX                         129948261  XXX       $XXX      NJ    6/XX/2006  Primary    Purchase                        2                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.                                                                                                                                                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX                         129948334  XXX       $XXX      OH    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX                         129948624  XXX       $XXX      NJ    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX                         129948681  XXX       $XXX      VA    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation                               [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX                         129948786  XXX       $XXX      AZ    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         129948744  XXX       $XXX      PA    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - Pennsylvania Prepayment Penalty Junior Lien: Pennsylvania Prepayment Penalty: A prepayment penalty is not permissible on a junior lien loan less than or equal to $XXX.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         129949126  XXX       $XXX      CA    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX                         129947325  XXX       $XXX      WA    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Washington Prepayment Penalty Junior Lien: Washington Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan under the Consumer Loan Act.
XXX       XXX   XXX                         129947484  XXX       $XXX      MD    6/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is 8.50000%.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                       Other
XXX       XXX   XXX                         129947523  XXX       $XXX      MA    6/XX/2006  Primary    Purchase                        2                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Massachusetts Late Charge: Note late charge of 5.00000%/$XXX exceeds state maximum of 10% or $10, whichever is lesser.                                                                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX                         129947528  XXX       $XXX      IN    6/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] State Compliance - Indiana Late Charge Amount Testing: Indiana Late Charge: Note late charge amount of $XXX exceeds the state maximum of $16.50.                                                                                                                                                                                                                                                                                                                                                                                                                                   X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
XXX       XXX   XXX                         129949334  XXX       $XXX      GA    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                               [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         129949427  XXX       $XXX      MO    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
XXX       XXX   XXX                         129949405  XXX       $XXX      GA    7/XX/2006  Primary    Purchase                        2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX                         129949620  XXX       $XXX      MD    6/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is 10.25000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX                         129944037  XXX       $XXX      OR    7/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan.                                                                                                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
XXX       XXX   XXX                         129944095  XXX       $XXX      MO    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
XXX       XXX   XXX                         129944323  XXX       $XXX      DE    7/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.                                                                                                                                                                                                                        Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        Required
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
XXX       XXX   XXX                         129944420  XXX       $XXX      PA    7/XX/2006  Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              violations.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX                         129949897  XXX       $XXX      NV    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Debt Consolidation                               [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
XXX       XXX   XXX                         129977287  XXX       $XXX      NC    7/XX/2006  Primary    Purchase                        3                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         3           [3] State Compliance - (State High Cost) North Carolina High-Cost Loan (Prepayment Penalty): North Carolina Anti-Predatory Lending Law (Threshold Test): Prepayment penalty amount exceeded.  Non-Compliant High Cost Loan.                                                                                                                                                                                                                                                                                                                                                            State Compliance - (State High Cost) North Carolina High-Cost Loan (Prepayment Penalty): Assignee liability is unclear.  A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice                          HC - High Cost
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [3] State Compliance - (State High Cost) North Carolina High-Cost Loan (Prepayment Penalty): North Carolina Anti-Predatory Lending Law (Threshold Test): Prepayment penalty term exceeded.  Non-Compliant High Cost Loan.                                                                                                                                                                                                                                                                                                                                                              the interest paid, or if the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      State Compliance - (State High Cost) North Carolina High-Cost Loan (Prepayment Penalty): Assignee liability is unclear.  A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   the interest paid, or if the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - North Carolina HELOC Prepayment Penalty: North Carolina Prepayment Penalty: A prepayment penalty is not permissible on a HELOC.                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX                         129950324  XXX       $XXX      CA    7/XX/2006  Primary    Refinance Cash-out -            1                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX                         129950372  XXX       $XXX      ME    7/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] State Compliance - Maine Prepayment Penalty Second Lien Test: Maine Prepayment Penalty (Consumer Credit Code):  Second lien loan allows for a prepayment penalty in response to a change in terms notification, due to acceleration of loan upon default, or if the consumer rescinds the loan.                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  violations.
XXX       XXX   XXX                         129950809  XXX       $XXX      GA    7/XX/2006  Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX                         129950827  XXX       $XXX      CT    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements                                                                                                                                                                                                                                                                                                                         X, for these type of violations.
XXX       XXX   XXX                         129951340  XXX       $XXX      DE    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Debt Consolidation                               [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               X, for these type of violations.
XXX       XXX   XXX                         129951438  XXX       $XXX      NY    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX                         129951729  XXX       $XXX      IN    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX                         129951771  XXX       $XXX      NC    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - North Carolina HELOC Prepayment Penalty: North Carolina Prepayment Penalty: A prepayment penalty is not permissible on a HELOC.  Prepay language states prepay will not exceed maximum permitted by applicable law.                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX                         129951967  XXX       $XXX      MD    8/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is 10.75000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX                         129979236  XXX       $XXX      NC    8/XX/2006  Primary    Refinance Cash-out -            3                                                                                                                                                                                                                                            3           [3] State Compliance - (State High Cost) North Carolina High-Cost Loan (Prepayment Penalty): North Carolina Anti-Predatory Lending Law (Threshold Test): Prepayment penalty term exceeded.  Non-Compliant High Cost Loan.                                                                                                                                                                                                                                                                                                                                                              State Compliance - (State High Cost) North Carolina High-Cost Loan (Prepayment Penalty): Assignee liability is unclear.  A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice                          HC - High Cost
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        the interest paid, or if the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - North Carolina HELOC Prepayment Penalty: North Carolina Prepayment Penalty: A prepayment penalty is not permissible on a HELOC.                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX                         129952194  XXX       $XXX      PA    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Prepayment Penalty Junior Lien: Pennsylvania Prepayment Penalty: A prepayment penalty is not permissible on a junior lien loan less than or equal to $XXX.  Prepay language states prepay will not exceed maximum permitted by applicable law.                                                                                                                                                                                                                                                                                                     X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX                         129952501  XXX       $XXX      AZ    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX                         129952511  XXX       $XXX      MO    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Debt Consolidation                               Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2% of the prepaid balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.                                                                                                                                                                                                                                                                                                                  X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX                         129952487  XXX       $XXX      AZ    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX                         129951037  XXX       $XXX      WI    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Wisconsin Prepayment Penalty < 25,000: Wisconsin Prepayment Penalty: A prepayment penalty is not permissible on a loan less than $25,000 under the Wisconsin Consumer Act.                                                                                                                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX                         129952828  XXX       $XXX      NM    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
XXX       XXX   XXX                         129953200  XXX       $XXX      GA    8/XX/2006  UTD        Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX                         129953204  XXX       $XXX      VT    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                  -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX                         129953227  XXX       $XXX      CA    8/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX                         129953452  XXX       $XXX      KS    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - Kansas Prepayment Penalty: Kansas Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 6 months.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         129953555  XXX       $XXX      WA    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] State Compliance - Washington Prepayment Penalty Junior Lien: Washington Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan under the Consumer Loan Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.                                                                                                                                                                                                                                                                                                   X, for these type of violations.
XXX       XXX   XXX                         129953622  XXX       $XXX      TN    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX                         129954086  XXX       $XXX      NJ    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
XXX       XXX   XXX                         129951544  XXX       $XXX      UT    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement. Fees from the HUD1, not signed or stamped are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX                         129954238  XXX       $XXX      NV    9/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX                         129954204  XXX       $XXX      NJ    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
XXX       XXX   XXX                         129954372  XXX       $XXX      IN    9/XX/2006  Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                        [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] State Compliance - Indiana Late Charge Amount Testing: Indiana Late Charge: Note late charge amount of $XXX exceeds the state maximum of $17.00.                                                                                                                                                                                                                                                                                                                                                                                                                                   X, for these type of violations.
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] State Compliance - Indiana Prepayment Penalty Second Lien Test: Indiana Prepayment Penalty: A prepayment penalty is not permissible on a refinance by the same lender.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX                         129954403  XXX       $XXX      NM    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX                         129954768  XXX       $XXX      IL    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 21.00000%.                                                                                                                                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX                         129954922  XXX       $XXX      CA    9/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX                         129954949  XXX       $XXX      MO    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2% of the prepaid balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
XXX       XXX   XXX                         129955001  XXX       $XXX      PA    9/XX/2006  Primary    Purchase                        3                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                         No       TNR Testing Not
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Prepayment Penalty Junior Lien: Pennsylvania Prepayment Penalty: A prepayment penalty is not permissible on a junior lien loan less than or equal to $XXX.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX                         129954942  XXX       $XXX      WA    9/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Washington Prepayment Penalty Junior Lien: Washington Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan under the Consumer Loan Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.
XXX       XXX   XXX                         129955006  XXX       $XXX      VA    9/XX/2006  UTD        Refinance Cash-out -            3                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                             No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX                         129955044  XXX       $XXX      NJ    9/XX/2006  Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
XXX       XXX   XXX                         129955683  XXX       $XXX      MI    10/XX/2006 UTD        Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either Preliminary or Final Title.                                                                            3           [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Yes      TR Note
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Deficiency
                                                                                                                                                        [3] Miscellaneous Compliance - The Loan Purpose cannot be determined based on the                                                                                                                                                       [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                        documents in the loan file. Loan purpose of Cash Out Refinance was used to perform all                                                                                                                                                  [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                        applicable compliance testing.                                                                                                                                                                                                          [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX                         129956160  XXX       $XXX      FL    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX                         129956517  XXX       $XXX      NM    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Debt Consolidation                               [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX                         129957339  XXX       $XXX      HI    10/XX/2006 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
XXX       XXX   XXX                         129957292  XXX       $XXX      CA    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
XXX       XXX   XXX                         129957427  XXX       $XXX      WA    11/XX/2006 Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Washington Prepayment Penalty Junior Lien: Washington Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan under the Consumer Loan Act.
XXX       XXX   XXX                         129955550  XXX       $XXX      MD    11/XX/2006 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is 9.25000%.                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
XXX       XXX   XXX                         129955572  XXX       $XXX      DE    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX                         129957605  XXX       $XXX      RI    11/XX/2006 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  File does not contain either preliminary nor final title.                                                                           3           [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Yes      TR Note
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Deficiency
XXX       XXX   XXX                         129957812  XXX       $XXX      PA    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Prepayment Penalty Junior Lien: Pennsylvania Prepayment Penalty: A prepayment penalty is not permissible on a junior lien loan less than or equal to $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX                         129958540  XXX       $XXX      PA    11/XX/2006 Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Prepayment Penalty Junior Lien: Pennsylvania Prepayment Penalty: A prepayment penalty is not permissible on a junior lien loan less than or equal to $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX                         129958559  XXX       $XXX      MD    12/XX/2006 Primary    Purchase                        2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is 9.00000%.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
XXX       XXX   XXX                         129958655  XXX       $XXX      ME    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] State Compliance - Maine Prepayment Penalty Second Lien Test: Maine Prepayment Penalty (Consumer Credit Code):  Second lien loan allows for a prepayment penalty in response to a change in terms notification, due to acceleration of loan upon default, or if the consumer rescinds the loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         129958673  XXX       $XXX      TN    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.                                                                                                                                                                                                                                                                                                                                                     Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
XXX       XXX   XXX                         129958879  XXX       $XXX      NM    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                       Debt Consolidation
XXX       XXX   XXX                         129959018  XXX       $XXX      PA    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] State Compliance - Pennsylvania Prepayment Penalty Junior Lien: Pennsylvania Prepayment Penalty: A prepayment penalty is not permissible on a junior lien loan less than or equal to $XXX.                                                                                                                                                                                                                                                                                                                                                                                         X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
XXX       XXX   XXX                         129959071  XXX       $XXX      VA    12/XX/2006 Primary    Refinance Limited Cash-         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       out GSE                                          [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         129986306  XXX       $XXX      PA    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - Pennsylvania Prepayment Penalty Junior Lien: Pennsylvania Prepayment Penalty: A prepayment penalty is not permissible on a junior lien loan less than or equal to $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX                         129959425  XXX       $XXX      CO    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         129959501  XXX       $XXX      NH    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX                         129959571  XXX       $XXX      OR    12/XX/2006 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                               [2] State Compliance - Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
XXX       XXX   XXX                         129956654  XXX       $XXX      WA    12/XX/2006 Primary    Purchase                        2                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Washington Prepayment Penalty Junior Lien: Washington Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan under the Consumer Loan Act.
XXX       XXX   XXX                         129956787  XXX       $XXX      CA    12/XX/2006 Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX                         129956868  XXX       $XXX      VA    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX                         129960191  XXX       $XXX      OR    1/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
XXX       XXX   XXX                         129987543  XXX       $XXX      RI    1/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] State Compliance - (State High Cost) Rhode Island High-Cost Loan (Calculated APR/Rate): Rhode Island Home Loan Protection Act: Loan is high-cost due to Rate Threshold is exceeded by 7.20000%. ARM Life Max of 21.00000% exceeds a threshold of 13.80000% based on the US Treasury for comparable maturities of 4.80000% plus jurisdiction allowable margin of 9.00000%.  Non-Compliant High Cost Loan.                                                                                                                                                                           State Compliance - (State High Cost) Rhode Island High-Cost Loan (Calculated APR/Rate): "Assignee Liability:  A borrower may bring a claim against an assignee or subsequent holder of a high cost home loan under two separate provisions of the Act. The rights conferred on                        HC - High Cost
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [3] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona Fide): Rhode Island Home Loan: No documentation in loan file to confirm third party fees listed on the HUD-1.                                                                                                                                                                                                                                                                                                                                                  borrowers by these two provisions are independent of each other and do not limit each other.                                                                                                                                                                                                          (UAL State)
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        (1) Any person who purchases or is otherwise assigned a high cost home loan will be subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor. Significantly, this liability does not appear to
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   be independently capped or subject to any limitations periods. Further, class actions appear to be permitted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         (2) A borrower may also assert against any subsequent holder or assignee of a high cost home loan any claims that the borrower could assert against the original creditor. Any such claims must be brought only in an individual capacity and are limited to amounts required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              to reduce or extinguish the borrower's liability under the high cost home loan plus costs, including reasonable attorneys' fees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                                                                                                                           Effective June 20, 2007, HB 5485 and SB 371 revise the liability provisions to create one single cause of action against assignees. As revised, any person who purchases or is otherwise assigned a high cost home loan will continue to be subject to all affirmative claims
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Rhode Island Prepayment Penalty NonPurchase Test: Rhode Island Prepayment Penalty:  Non-purchase loan contains a prepayment penalty which was not disclosed to the borrower in writing.                                                                                                                                                                                                                                                                                                                                                                         and any defenses that the borrower could assert against the original creditor.  Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower's liability under the high cost home loan plus costs,
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          including reasonable attorneys' fees.   Any such claim may be asserted by a borrower acting only in an individual capacity and must be asserted as follows: (a) Within five years of the closing of a high cost home loan, if the claim is an original action relating to a violation of the Act; and (b) With respect to any defense, claim, counterclaim, or action to enjoin foreclosure or preserve or obtain possession of the home that secures the loan, at any time during the term of the high cost home loan, after an action to collect on the high cost home loan or foreclose on the collateral securing the high cost home loan has been initiated or the debt arising from the high cost home loan has been accelerated or the high cost home loan has become sixty days in default."
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona Fide): A court, as injunctive relieve to an aggrieved consumer, may issue an order or injunction barring any judicial or non-judicial foreclosure or other lender action under the mortgage or deed of trust securing any home mortgage loan which violates this chapter (RI Stat 34-25.2-8)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX                         129960912  XXX       $XXX      NJ    1/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX                         129988433  XXX       $XXX      GA    1/XX/2007  Primary    Refinance Cash-out -            3                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         3           [3] State Compliance - (State High Cost) Georgia High-Cost Loan (Points and Fees): Georgia Fair Lending Act: Points and Fees on subject loan of 6.36944% is in excess of the allowable maximum of  5.00000% of the Total Loan Amount. Points and Fees total $XXX on a Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.36944%).  Non-Compliant High-Cost Loans.                                                                                                                                                                                       State Compliance - (State High Cost) Georgia High-Cost Loan (Points and Fees): Assignee Liability:  Any person who purchases, is assigned or otherwise becomes a holder of a high cost home loan will be subject to all affirmative claims and defenses that the borrower                             HC - High Cost
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                      could assert against the creditor of the high cost home loan, including the right of rescission which applies regardless of whether the safe harbor provision is met.  In an action brought by a borrower against an assignee: (i) the borrower may only assert the action
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              individually and any relief granted may not exceed the sum of the amount of all remaining indebtedness of the borrower and reasonable attorneys' fees in the individual action; (ii) the borrower may only assert a claim of a violation of the flipping and prohibited high
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           cost home loan provisions in response to the holder's notice of acceleration or foreclosure notice; and (iii) the borrower must bring the action within one year from the date of the occurrence of the violation, except in defense by recoupment or setoff.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Note:  Loans originated between 10/XX/02 and 3/XX/03 are subject to the Original GAFLA.  Rating Agencies will not rate GA loans originated during this time period.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX                         129961461  XXX       $XXX      OR    2/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX                         129961611  XXX       $XXX      FL    2/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX                         129961609  XXX       $XXX      MD    2/XX/2007  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is 21.00000%.                                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX                         129962278  XXX       $XXX      NJ    2/XX/2007  Second     Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                            Home       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.                                                                                                                                                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX                         129962272  XXX       $XXX      AZ    2/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              X, for these type of violations.
XXX       XXX   XXX                         129962387  XXX       $XXX      MD    2/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is 21.00000%.                                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                             [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX                         129962314  XXX       $XXX      NJ    2/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.                                                                                                                                                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
XXX       XXX   XXX                         129962499  XXX       $XXX      CA    2/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX                         129962724  XXX       $XXX      ID    2/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                  State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): The Residential Mortgage Practices Act does not appear to provide for assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - Idaho Late Charge Grace Period Testing: Idaho Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - Idaho Prepayment Penalty: Idado Prepayment Penalty:  Loan contains a prepayment penalty which was not disclosed separately in writing to borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
XXX       XXX   XXX                         129962678  XXX       $XXX      MD    2/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is 21.00000%.                                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
XXX       XXX   XXX                         129962873  XXX       $XXX      CT    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation                               [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         129962921  XXX       $XXX      DE    3/XX/2007  Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         129963123  XXX       $XXX      UT    3/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Utah Prepayment Penalty Test: Utah Prepayment Penalty:  Junior lien loan contains a prepayment penalty without offering the borrower the option of a loan without a prepayment penalty or a  loan containing a prepayment penalty with rate/fees lower than the loan without prepay.                                                                                                                                                                                                                                                                            X, for these type of violations.
XXX       XXX   XXX                         129963208  XXX       $XXX      CA    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX                         129963411  XXX       $XXX      MD    3/XX/2007  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                                                                        [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is 9.75000%.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX                         129963457  XXX       $XXX      ME    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] State Compliance - Maine Prepayment Penalty Second Lien Test: Maine Prepayment Penalty (Consumer Credit Code):  Second lien loan allows for a prepayment penalty in response to a change in terms notification, due to acceleration of loan upon default, or if the consumer rescinds the loan.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX                         129963609  XXX       $XXX      MA    3/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Massachusetts Late Charge: Note late charge of 5.00000%/$XXX exceeds state maximum of 10% or $10, whichever is lesser.                                                                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX                         129961900  XXX       $XXX      NY    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX                         129962009  XXX       $XXX      NV    3/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX                         129963567  XXX       $XXX      IN    3/XX/2007  Primary    Purchase                        2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Indiana Late Charge Amount Testing: Indiana Late Charge: Note late charge amount of XXX exceeds the state maximum of $17.00.                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX                         129963614  XXX       $XXX      MA    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                                                                                                                                                                     State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In                             -
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Massachusetts Late Charge: Note late charge of 5.00000%/$XXX exceeds state maximum of 10% or $10, whichever is lesser.                                                                                                                                                                                                                                                                                                                                                                           particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.                                                                                                                                                                                                                                                                                                                           violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX                         129963684  XXX       $XXX      CA    3/XX/2007  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX                         129963758  XXX       $XXX      VA    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX                         129963888  XXX       $XXX      LA    3/XX/2007  UTD        UTD UTD                         2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX                         129963959  XXX       $XXX      PA    4/XX/2007  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - Pennsylvania Prepayment Penalty Junior Lien: Pennsylvania Prepayment Penalty: A prepayment penalty is not permissible on a junior lien loan less than or equal to $XXX.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         129964163  XXX       $XXX      LA    4/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003
XXX       XXX   XXX                         129961656  XXX       $XXX      MI    4/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  violations.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX                         129964594  XXX       $XXX      NY    4/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX                         129964943  XXX       $XXX      MI    4/XX/2007  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX                         129965166  XXX       $XXX      CA    4/XX/2007  Primary    Refinance Cash-out -            2                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX                         129965306  XXX       $XXX      UT    4/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - Utah Prepayment Penalty Test: Utah Prepayment Penalty:  Junior lien loan contains a prepayment penalty without offering the borrower the option of a loan without a prepayment penalty or a  loan containing a prepayment penalty with rate/fees lower than the loan without prepay.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                       Other
XXX       XXX   XXX                         129965388  XXX       $XXX      AZ    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX                         129965565  XXX       $XXX      GA    5/XX/2007  Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      violations.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX                         129965658  XXX       $XXX      GA    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     2           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1126098937 XXX       $XXX      FL    9/XX/2004  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other
XXX       XXX   XXX       XXX               129904479  XXX       $XXX      AZ    9/XX/2004  Primary    Purchase                        1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX               1126102056 XXX       $XXX      WY    11/XX/2004 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               1126098970 XXX       $XXX      FL    12/XX/2004 Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX               1126102000 XXX       $XXX      TN    12/XX/2004 Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
XXX       XXX   XXX       XXX               1126098949 XXX       $XXX      NC    12/XX/2004 Second     Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                            Home       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               129904553  XXX       $XXX      MI    1/XX/2005  Second     Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                            Home       Other
XXX       XXX   XXX       XXX               1126098978 XXX       $XXX      CA    1/XX/2005  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other
XXX       XXX   XXX       XXX               1126098943 XXX       $XXX      MS    12/XX/2004 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               1126099045 XXX       $XXX      WA    1/XX/2005  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other
XXX       XXX   XXX       XXX               1126102084 XXX       $XXX      TN    1/XX/2005  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX               1126099049 XXX       $XXX      FL    2/XX/2005  Second     Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                            Home       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               129931730  XXX       $XXX      AR    1/XX/2005  Primary    Refinance Cash-out -            3                                                                                                                                                                                                                                            3           [3] State Compliance - (State High Cost) Arkansas High-Cost Loan (Points and Fees): Arkansas Home Loan Protection Act: Points and Fees on subject loan of XXX% is in excess of the allowable maximum of  5.00000% of the Total Loan Amount. Points and Fees total $XXX on a Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .06750%).  Non-Compliant High Cost Loan.                                                                                                                                                                                   State Compliance - (State High Cost) Arkansas High-Cost Loan (Points and Fees): Assignee liability but safe harbor if `reasonable due diligence' is performed (which is not defined).  Assignees are also only liable if they participated in the making or approval of the                           HC - High Cost
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            loan.  Otherwise, liability is limited.  SOL 2 years from date of violation or at any time as a defense to foreclosure.  Intentional violation renders loan void.  Other violations may result in statutory damages equal to 25% of finance charges plus 10% of amount
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                          financed, actual damages, punitive damages for "reckless violations," and equitable, declaratory or injunctive relief in enforcing compliance, plus costs and reasonable attorney's fees. Rescission is available throughout term of loan as a defense to an action to collect
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                      the debt.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               1126099015 XXX       $XXX      AK    2/XX/2005  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                       Other
XXX       XXX   XXX       XXX               1126099091 XXX       $XXX      CA    3/XX/2005  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005.
XXX       XXX   XXX       XXX               1126099082 XXX       $XXX      CA    3/XX/2005  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement. Fees from the HUD1, not signed or stamped are used in any federal, state, and local high cost testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005.
XXX       XXX   XXX       XXX               1126099048 XXX       $XXX      MD    5/XX/2005  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] State Compliance - Maryland Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX       XXX               1126099103 XXX       $XXX      CA    6/XX/2005  Primary    Refinance Cash-out -            2                [3] General Appraisal Requirements - Valuation Error: Valuation effective date was not                                                                                                                                      2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Debt Consolidation                               provided.: Valuation Type: Appraisal / Valuation Report Date: <empty>                                                                                                                                                                   [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] General Appraisal Requirements - Valuation Error: Valuation report date was not                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        provided.: Valuation Type: Appraisal / Valuation Report Date: <empty>                                                                                                                                                                   [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005.
XXX       XXX   XXX       XXX               1126099166 XXX       $XXX      CA    7/XX/2005  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005.
XXX       XXX   XXX       XXX               129899310  XXX       $XXX      IL    11/XX/2002 Primary    Refinance Rate/Term             2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.                                                                                                                                                                                                                                                                                            Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization                                                                 Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                    did not disclose $XXX settlement fee, $XXX courier fee or $XXX underwriting fee                                                                Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements                                                                                                                                                                          as prepaid finance charge                                                                                                                      Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
XXX       XXX   XXX       XXX               129899677  XXX       $XXX      IL    6/XX/2004  Primary    Refinance Cash-out -            2                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     2           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.                                                                                                                                                                                                                                                                                            Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                       Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                    determine under disclosure due to missing Itemization of Amount Financed                                                                       Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               129899348  XXX       $XXX      IL    10/XX/2003 Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                    Federal Compliance - Final TIL Finance Charge Under Disclosed: Final TIL                                                                       Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               indicates the Index used was .1%. The closest Index available in our look-back                                                                 Federal Compliance - TIL APR Tolerance Irregular Transaction: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of XXX% is underdisclosed from calculated APR of XXX% outside of 0.250% tolerance.                                                                                                                                                                                                                                                period is 1.17%.                                                                                                                               Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX               129899352  XXX       $XXX      IL    9/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                           Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Other
XXX       XXX   XXX       XXX               129899415  XXX       $XXX      IL    4/XX/2008  Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.                                                                                                                                                                                                                                                                                            Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                       Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                    determine reason for under disclosure due to missing itemization of amount                                                                     Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               financed.                                                                                                                                      Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               129899783  XXX       $XXX      AZ    6/XX/2009  Primary    Refinance Streamlined           2                [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                     2           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                -
                                                                                                                                                        provided                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2009, prior to three (3) business days from transaction date of 06/XX/2009.
XXX       XXX   XXX       XXX               129899455  XXX       $XXX      IL    5/XX/2005  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.                                                                                                                                                                                          Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                    parties: Bottom of the document has been cut off, unable to determine signed or                                                                Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                     dated                                                                                                                                          Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
XXX       XXX   XXX       XXX               129899497  XXX       $XXX      NY    8/XX/2007  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.                                                                                                                                                                                                                                                                                                                                         Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.                                                                                                                                                                                                                                                                                            Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 7.99000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
XXX       XXX   XXX       XXX               129899555  XXX       $XXX      MD    11/XX/2006 Primary    Refinance Rate/Term             2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.                                                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX               129899824  XXX       $XXX      CA    10/XX/2006 Primary    Refinance Rate/Term             2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)                                                                                                                                                                                                                                      Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX               129899559  XXX       $XXX      IL    12/XX/2004 Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
XXX       XXX   XXX       XXX               129899584  XXX       $XXX      KS    9/XX/2005  Primary    Refinance Rate/Term             1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX               129899721  XXX       $XXX      IN    11/XX/1996 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/1996 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                 -
                                                                                                       Debt Consolidation                               [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/1996, prior to three (3) business days from transaction date of 11/XX/1996.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX               129899661  XXX       $XXX      IN    8/XX/2001  Primary    Refinance Rate/Term             2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.                                                                                                                                                                                                                                                       Federal Compliance - Cross Collateralized Mortgage Loan: This loan is secured by                                                               Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                    4 properties. XXX, XXX, XXX, XXX and XXX.                                                                                                      Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Cross Collateralized Mortgage Loan: There are multiple properties securing the repayment of this loan. (Cross collateralized)  The property evaluated for the compliance review is based on occupancy type and then based on the property with the highest value.                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               129900017  XXX       $XXX      IN    11/XX/2001 Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               129899689  XXX       $XXX      IN    7/XX/2001  Primary    Purchase                        1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX               129899794  XXX       $XXX      IN    5/XX/2003  Primary    Purchase                        2                [3] Closing / Title - ARM Error: Initial Rate Minimum was not provided                  Initial minimum rate is 2.00% and lifetime minimum rate                                                                             2           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                 -
                                                                                                                                                                                                                                                is 3.00%.
XXX       XXX   XXX       XXX               129899857  XXX       $XXX      IN    12/XX/2003 Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               129899913  XXX       $XXX      IN    2/XX/2004  Investment Refinance Rate/Term             1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX               129899883  XXX       $XXX      KY    5/XX/2004  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               129899939  XXX       $XXX      IN    5/XX/2004  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                 -
XXX       XXX   XXX       XXX               129899916  XXX       $XXX      IN    5/XX/2004  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                 -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX               129900000  XXX       $XXX      KY    8/XX/2004  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               129900047  XXX       $XXX      IN    6/XX/2005  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               129899987  XXX       $XXX      IN    12/XX/2005 Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.                                                                                                                                                                                                                                                                                                                                         Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.                                                                                                                                                                                                                                                                                            Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               129900020  XXX       $XXX      KY    11/XX/2005 Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                 -
XXX       XXX   XXX       XXX               129900079  XXX       $XXX      IL    2/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX               129900105  XXX       $XXX      KY    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                           Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX               129900163  XXX       $XXX      IL    3/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.                                                                                                                                                                                                                                                                                                                                         Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.                                                                                                                                                                                                                                                                                            Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               129900133  XXX       $XXX      IN    5/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               129900109  XXX       $XXX      IN    8/XX/2006  Primary    Construction-Permanent          2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                           Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               129900194  XXX       $XXX      IL    12/XX/2006 Primary    Purchase                        3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                            No       TNR Testing Not
                                                                                                                                                        [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                           Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                Required
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX               129900211  XXX       $XXX      IL    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment                                                               Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation                               [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              on Note of $XXX does not correspond with the loan amount, loan term, and                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       interest rate on the loan.                                                                                                                     Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of  greater than 8%. Loan contracts for an interest rate of 8.99000%.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
XXX       XXX   XXX       XXX               129900239  XXX       $XXX      IN    8/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
XXX       XXX   XXX       XXX               129900210  XXX       $XXX      IN    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.                                                                                                                                                                                                                                                                                                                           additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
XXX       XXX   XXX       XXX               129900271  XXX       $XXX      IL    11/XX/2009 Primary    Purchase                        2                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     2           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
XXX       XXX   XXX       XXX               129900270  XXX       $XXX      IN    5/XX/1996  Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                 -
XXX       XXX   XXX       XXX               129900298  XXX       $XXX      IN    3/XX/1999  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Disclosed payment on note does not correspond with the                                                                              2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)                                                                                                                                                                                                                                      Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     loan amount, loan term, and interest rate on the loan.                                                                                          [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                        calculated P&I: Note P&I of $XXX does not match Calculated P&I of $XXX
XXX       XXX   XXX       XXX               129900303  XXX       $XXX      IN    5/XX/2010  Primary    Construction-Permanent          2                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     2           [2] Federal Compliance - Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant Higher Priced Mortgage Loan.                                                                                                                                                                                                                                                                                                               Federal Compliance - Federal HPML 2009 Non Compliant: TILA HPML - Subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.                                                                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.                                                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.                                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               129900374  XXX       $XXX      VA    11/XX/2008 Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                            did not disclose $XXX assignment recording fee or $XXX settlement fee as prepaid                                                               X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               finance charge and also over disclosed the $XXX processing fee                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Virginia Mortgage Lender and Broker Act (Collateral Secured by Personal Property): Virginia Mortgage Lender and Broker Act:  Collateral securing the mortgage loan is other than real estate or residential property.                                                                                                                                                                                                                                                                                                                                           State Compliance - Virginia Mortgage Lender and Broker Act (Collateral Secured by Personal Property): The secondary market purchase of a loan does not trigger coverage of the statute.
XXX       XXX   XXX       XXX               129900694  XXX       $XXX      VA    5/XX/2009  Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.                                                                                                                                                                                                                                                                                            Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure                                                                Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                    due to TIL disclosed utilizing an index lower than available within look back.                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2009 used as disbursement date for compliance testing.                                                                                                                                                                                                         Lowest index within look back is 3.25%.                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TIL APR Tolerance Irregular Transaction: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of XXX% is underdisclosed from calculated APR of XXX% outside of 0.250% tolerance.                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2009, prior to three (3) business days from transaction date of 05/XX/2009.
XXX       XXX   XXX       XXX               129900425  XXX       $XXX      VA    4/XX/2009  Primary    Purchase                        2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2009 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              did not disclose $XXX settlement fee as prepaid finance charge                                                                                 X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
XXX       XXX   XXX       XXX               129900484  XXX       $XXX      VA    5/XX/2009  Primary    Purchase                        3                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                        No       TNR Testing Not
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2009 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
XXX       XXX   XXX       XXX               129900508  XXX       $XXX      WA    6/XX/2011  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant Higher Priced Mortgage Loan.                                                                                                                                                                                                                                                                                                               Federal Compliance - Federal HPML 2009 Non Compliant: TILA HPML - Subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.                                                                                                                                                                                                                                                                                                                                                                                                                  State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.
XXX       XXX   XXX       XXX               129900479  XXX       $XXX      GA    11/XX/2008 Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                         -
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than XXX%: Truth In Lending Act:  Final TIL APR of XXX% is underdisclosed from calculated APR of XXX% outside of 0.125% tolerance.
XXX       XXX   XXX       XXX               129900526  XXX       $XXX      GA    4/XX/2009  Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure                                                                Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                     due to lender Itemization reflects Document prep fee of $XXX but did not include                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               the $XXX attorney fee as a prepaid finance charge                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $18,939.83 is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
XXX       XXX   XXX       XXX               129900787  XXX       $XXX      WA    12/XX/2011 Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                  -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.                                                                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.                                                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X,
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                          for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.                                                                                                                                                                                                                                                                                                                                                      State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.
XXX       XXX   XXX       XXX               129900513  XXX       $XXX      WA    5/XX/2008  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
XXX       XXX   XXX       XXX               129900588  XXX       $XXX      PA    12/XX/2008 Primary    Purchase                        1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX               129900555  XXX       $XXX      NH    9/XX/2011  Investment Refinance Rate/Term             1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX               129900612  XXX       $XXX      MN    12/XX/2002 Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.                                                                                                                                                                                                                                                       Federal Compliance - Cross Collateralized Mortgage Loan: Loan cross                                                                            Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                                                                        [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.                                                                                                                                                                                                               collateralized with XXX                                                                                                                        Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Cross Collateralized Mortgage Loan: There are multiple properties securing the repayment of this loan. (Cross collateralized)  The property evaluated for the compliance review is based on occupancy type and then based on the property with the highest value.                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
XXX       XXX   XXX       XXX               129900678  XXX       $XXX      NJ    11/XX/2011 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                 -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
XXX       XXX   XXX       XXX               129900649  XXX       $XXX      MA    11/XX/2011 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                 -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.                                                                                                                                                                                                                                                                     Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               129900677  XXX       $XXX      MN    5/XX/2005  Primary    Refinance Rate/Term             2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               129900701  XXX       $XXX      MN    8/XX/2005  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
XXX       XXX   XXX       XXX               129900688  XXX       $XXX      MN    2/XX/2006  Primary    Refinance Cash-out -            2                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     2           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.                                                                                                                                                                                                                                                                    State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Assignee liability is unclear.  Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 2% of the unpaid principal balance of the loan.: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty.                                                                                                                                                                                                                                                     However, effective 8/XX/07, although there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 2% of the unpaid principal balance of the loan.: Assignee liability is unclear.  Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effective 8/XX/07, although there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.
XXX       XXX   XXX       XXX               129900783  XXX       $XXX      MN    11/XX/2007 Investment Purchase                        2                                                                                                                                                                                                                                            2           [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation.                                                                                                                                                                                                                                                                                                                State Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold): Assignee liability is unclear.  Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effective 8/XX/07, although there                         -
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold): Minnesota Subprime Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of USTreasury XXX% + X%, or XXX%.  Compliant Subprime Loan.                                                                                                                                                                                                                                                                                                          does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.
XXX       XXX   XXX       XXX               129900811  XXX       $XXX      MN    11/XX/2006 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.                                                                                                                                                                                                                                                                    State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Assignee liability is unclear.  Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 2% of the unpaid principal balance of the loan.: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty.                                                                                                                                                                                                                                                     However, effective 8/XX/07, although there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 2% of the unpaid principal balance of the loan.: Assignee liability is unclear.  Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effective 8/XX/07, although there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.
XXX       XXX   XXX       XXX               129900781  XXX       $XXX      CA    4/XX/2010  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant Higher Priced Mortgage Loan.                                                                                                                                                                                                                                                                                                               Federal Compliance - Federal HPML 2009 Non Compliant: TILA HPML - Subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
XXX       XXX   XXX       XXX               129901104  XXX       $XXX      IL    5/XX/2011  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Taxes and Insurance Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Taxes and Insurance Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment on the loan during the first five (5) years of the loan.                                                                                                                                                                                                    Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.                                                                                                                                                                                                                                        Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.                                                                                                                                                                                                                                                                                                                             Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Escrow Amount Inaccurate : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Escrow Amount Inaccurate : Truth in Lending Act (MDIA 2011):  The "Maximum Ever" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment that may apply during the life of the loan.                                                                                                                                                                                                                                              Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan.                                                                                                                                                                                                                                                                                     Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan.                                                                                                                                                                                                                                                                                 Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.                                                                                                                                                                                                                                                                            Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.                                                                                                                                                                                                                                                                                                                                Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX               129900870  XXX       $XXX      CA    2/XX/2009  Investment Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
XXX       XXX   XXX       XXX               129900843  XXX       $XXX      CA    9/XX/2009  Primary    Purchase                        3                                                                                                                                                                                                                                            3           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.                                                                                                       Yes      TR
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
XXX       XXX   XXX       XXX               129900900  XXX       $XXX      NY    10/XX/2011 Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                 -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.                                                                                                                                                                                                                                                                                                                                  Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
XXX       XXX   XXX       XXX               129900868  XXX       $XXX      IL    12/XX/2009 Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               129900911  XXX       $XXX      CA    9/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.                                                                                                                                                                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
XXX       XXX   XXX       XXX               129900881  XXX       $XXX      CA    9/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               129900977  XXX       $XXX      CA    7/XX/2008  Investment Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
XXX       XXX   XXX       XXX               129900970  XXX       $XXX      CA    12/XX/2005 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure                                                                Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                    due to lender used index lower than minimum of 3.32583% located in the look back                                                               Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
XXX       XXX   XXX       XXX               129901027  XXX       $XXX      CA    7/XX/2007  Primary    Refinance Rate/Term             2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
XXX       XXX   XXX       XXX               129900996  XXX       $XXX      CA    1/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.                                                                                                                                                                                                                                                               Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               129901066  XXX       $XXX      CA    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Document                                                               Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.         cut off above signature lines, unable to determine if signed or dated.                                                                         Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right To Cancel Not Provided to All Required                                                                    Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               Parties: Document cut off above signature lines, unable to determine if signed                                                                 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                             or dated.                                                                                                                                      Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX       XXX               129901036  XXX       $XXX      CA    8/XX/2007  Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.                                                                                                                                                                                                                                                       Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.                                                                                             parties: Bottom of the document has been cut off, unable to determine signed or                                                                Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                    dated.                                                                                                                                         Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
XXX       XXX   XXX       XXX               129901134  XXX       $XXX      CA    8/XX/2007  Investment Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other
XXX       XXX   XXX       XXX               129901075  XXX       $XXX      CA    11/XX/2006 Primary    Refinance Cash-out -            3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                               Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure                                                                Federal Compliance - ARM Disclosure Compliant Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                         Yes      TR
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.                                                                                                                                                                                                                                                                                         due to TIL disclosed utilizing an index lower than available within look back.                                                                 Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                         Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.                                                                                                                                                                                          Lowest index within look back is 4.8266%.                                                                                                      Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.                                                                                                                                                        Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.                                                                                                                                                                                                                                                                                            Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
XXX       XXX   XXX       XXX               129901112  XXX       $XXX      CA    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                Federal Compliance - Final TIL Finance Charge Under Disclosed: It appears a                                                                    Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                    lower Index was used at origination than the 4.88333% Index available within the                                                               Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             look-back period.                                                                                                                              Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
XXX       XXX   XXX       XXX               129901195  XXX       $XXX      CA    5/XX/2005  Primary    Refinance Cash-out -            3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                               Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure                                                                Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                       Yes      TR
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               due to lender used unknown index over index of 2.16333% located in look back                                                                                                                                                                                                                                                                                                                                                                         Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
XXX       XXX   XXX       XXX               129901257  XXX       $XXX      CA    2/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
XXX       XXX   XXX       XXX               129901228  XXX       $XXX      CA    2/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.                                                                                                                                                                                                                                                                                                                                         Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                         -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               129901284  XXX       $XXX      CA    2/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.                                                                                                                                                                                                                                                                                                                                         Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                         -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               129901562  XXX       $XXX      CA    3/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.                                                                                                                                                                                                                                                                                                                                         Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                         -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.                                                                                                                                                        Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.                                                                                                                                                                                                                                                                                            Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX               129901326  XXX       $XXX      CA    3/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.                                                                                                                                                                                                                                            Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX               129901297  XXX       $XXX      CA    3/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.                                                                                                                                                                                                                                                                                                                                         Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                         -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               129901355  XXX       $XXX      CA    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.                                                                                                                                                                                                                                                                                                                                         Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                         -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.                                                                                                                                                        Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               129901325  XXX       $XXX      CA    4/XX/2007  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               129901332  XXX       $XXX      CA    4/XX/2007  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.                                                                                                                                                        Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
XXX       XXX   XXX       XXX               129901415  XXX       $XXX      CA    7/XX/2006  Primary    Refinance Cash-out -            3                                                                                                                                                                                                                                            3           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                Yes      TR HUD
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.                                                                                                                                                                                                                                                                                                                                         Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               129901384  XXX       $XXX      CA    7/XX/2006  Primary    Refinance Cash-out -            3                                                                                                                                                                                                                                            3           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                            Yes      TR HUD
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
XXX       XXX   XXX       XXX               129901441  XXX       $XXX      CA    7/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.                                                                                                                                                                                                                                                                                                                                         Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                         -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.                                                                                                                                                        Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               129901404  XXX       $XXX      CA    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure                                                                Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                    due to lender appears to have used index under minimum of 5.02167% located in                                                                  Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               the look back                                                                                                                                  Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               129901459  XXX       $XXX      CA    4/XX/2007  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.                                                                                                                                                                                                                                                               Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               129901718  XXX       $XXX      CA    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                       Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                    determine under disclosure due to missing amortization schedule.                                                                               Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
XXX       XXX   XXX       XXX               129901783  XXX       $XXX      CA    10/XX/2007 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.                                                                                                                                                                                                                                                                                         Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure                                                                Federal Compliance - ARM Disclosure Compliant Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                  -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.                                                                                                                                                                                          due to note states recast is at 120 months and TIL discloses recast at 60 months                                                               Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.                                                                                                                                                        Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.                                                                                                                                                                                                                                                                                            Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
XXX       XXX   XXX       XXX               129901747            $XXX      TX    2/XX/2007  Investment Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               129901837  XXX       $XXX      TX    5/XX/2007  Investment Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other
XXX       XXX   XXX       XXX               129901801  XXX       $XXX      CA    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.                                                                                                                                                                                          Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure                                                                Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                         -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.         is due to the lender's TIL reflecting MI being in force for 131 months, however                                                                Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.                                                                                                                                             based on the loan amount and appraised value the MI would drop off after 141                                                                   Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               months.                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX       XXX               129901865  XXX       $XXX      CA    12/XX/2007 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required                                                                  Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                 -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               parties: Bottom of the document has been cut off, unable to determine signed or                                                                Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                       dated.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
XXX       XXX   XXX       XXX               129901841  XXX       $XXX      CA    12/XX/2007 Primary    Refinance Rate/Term             2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure                                                                Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                         is due to lender TIL reflecting the recast at 60 months while the note states                                                                  Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               recast is after the first 120 months.                                                                                                          Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
XXX       XXX   XXX       XXX               129901870  XXX       $XXX      CA    12/XX/2007 Investment Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               129901834  XXX       $XXX      CA    12/XX/2007 Investment Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               129901899  XXX       $XXX      CA    12/XX/2007 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure                                                                Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                         is due to lender TIL reflecting the recast at 60 months while the note states                                                                  Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                             recast is after the first 120 months. Fee under disclosure due to lender over                                                                  Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               estimated settlement fee by $XXX and has a $XXX underwriting fee that is not on
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               the hud, did not include $XXX tax cert fee as prepaid finance charges.
XXX       XXX   XXX       XXX               129901861  XXX       $XXX      CA    12/XX/2007 Investment Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other
XXX       XXX   XXX       XXX               129928990  XXX       $XXX      NY    6/XX/2009  Primary    Refinance Cash-out -            3                                                                                                                                                                                                                                            3           [3] Federal Compliance - High Cost Lookback Failures: Due to missing evidence of initial application date.  An application date of 05/XX/2009 was used for Compliance testing.  The loan would result in a High Cost failure due to points and fees test failure based on the following application dates 06/XX/2009, 05/XX/2009, 04/XX/2009, 03/XX/2009.                                                                               Federal Compliance - Final TIL Finance Charge Under Disclosed: Underdisclosure                                                                 State Compliance - (State High Cost) New York High-Cost Loan (Points and Fees): N.Y. BNK. LAW {section} 6-l:                                                                                                                                                                                          HC - High Cost
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [3] State Compliance - (State High Cost) New York High-Cost Loan (Points and Fees): New York Anti-Predatory Lending Statute: Points and Fees on subject loan of 5.04763% is in excess of the allowable maximum of  5.00000% of the Total Loan Amount. Points and Fees total $XXX on a Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .04763%).  Non-Compliant High Cost Loan.                          is due to HUD shows a $XXX. Wire/Funding/Disbursement Fee which was not                                                                        Assignee Liability:  Purchasers and assignees of New York high-cost home loans are subject to all claims and defenses with respect to the loan that the borrower could assert against the original creditor. These include (i) forfeiture of interest and costs; (ii)
                                                                                                                                                                                                                                                                                                                                                                                                [3] Miscellaneous Compliance - This High Cost loan contains one or more prohibited practice exceptions                                                                                                                                                                                                                                                                                                                                  disclosed in the Itemization of Amount Financed as a prepaid finance charge.                                                                   rendering the home loan agreement void, and (iii) rescission of the loan, with no statute of limitations when invoked as a defense to a holder's affirmative claim.  Remedies may also include actual and statutory damages or $XXX per violation or twice the amount of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              points and fees and closing costs, whichever is greater, for violations of loan flipping or ability to repay requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.                                                                                                                                                                                                                                                                                                                                                                                                                               Part 41 of the General Regulations:
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           There is probably no assignee liability.  Lenders are subject to civil money damages and the Banking Department may take enforcement action against others who violate the regulations.   An assignee has no liability if within 60 days after discovering an error, and prior
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                                                                                                                                                                              to the institution of an action under Part 41, assignee notifies individual and makes whatever adjustments are necessary to either correct the error or assure that the person will not be required to pay an amount that will make the loan subject to Part 41. Also, assignees are not liable for acts done or omitted in good faith in conformity with Banking Department regulations or provisions of the High Cost Loan Regulations that follow the federal Truth in Lending Act.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               129901942  XXX       $XXX      CA    12/XX/2007 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.                                                                                                                                                                                          Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure                                                                Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                         -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.                                                                                                                                             is due to TIL disclosing recast at 60 months while the note states recast is                                                                   Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               after the first 120 months.                                                                                                                    Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
XXX       XXX   XXX       XXX               129901945  XXX       $XXX      IL    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 10.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               129901909  XXX       $XXX      CA    1/XX/2008  Investment Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               129901974  XXX       $XXX      IL    8/XX/2007  Investment Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other
XXX       XXX   XXX       XXX               129901938  XXX       $XXX      CA    1/XX/2008  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX               129902001  XXX       $XXX      IL    8/XX/2007  Investment Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other
XXX       XXX   XXX       XXX               129901965  XXX       $XXX      IL    8/XX/2007  Investment Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               129901993  XXX       $XXX      IL    8/XX/2007  Investment Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other
XXX       XXX   XXX       XXX               129902057  XXX       $XXX      IL    8/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                Federal Compliance - Final TIL Finance Charge Under Disclosed: Approval indicate                                                               Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                    the Index used was 5.005%. The closest Index available in our look-back period                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       is 4.983%. Lender appears to have used lower index than available in the look                                                                  Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 10.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.                                                                                              back                                                                                                                                           Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               129902095  XXX       $XXX      CA    2/XX/2008  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.                                                                                                                                                                                          Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure                                                                Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                         -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.         is due to TIL disclosing recast at 60 months while the note states recast is                                                                   Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.                                                                                                                                             after the first 120 months.                                                                                                                    Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
XXX       XXX   XXX       XXX               129902026  XXX       $XXX      IL    1/XX/2008  Investment Refinance Cash-out -            3                                                                                                                                                                                                                                            3           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              No       TNR Testing Not
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Required
XXX       XXX   XXX       XXX               129902091  XXX       $XXX      CA    4/XX/2008  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.                                                                                                                                                        Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               129902040  XXX       $XXX      CA    4/XX/2008  Investment Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX               129902172  XXX       $XXX      CO    1/XX/2012  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.                                                                                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.
XXX       XXX   XXX       XXX               129902167  XXX       $XXX      NJ    1/XX/2012  Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.                                                                                                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.                                                                                                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.                                                                                                                                                                                                                                                                                                                                  Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
XXX       XXX   XXX       XXX               129902129  XXX       $XXX      IL    1/XX/2012  Investment Refinance Rate/Term             1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX               129902221  XXX       $XXX      MD    1/XX/2012  Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] State Compliance - Maryland Counseling Disclosure Not Compliant: Maryland HB1399 - Counseling disclosure not compliant per Maryland HB 1399.                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - Maryland Counseling Disclosure Not Compliant: HB 1399 does not contain express provisions for assignee liability.                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.
XXX       XXX   XXX       XXX               129902185  XXX       $XXX      NJ    1/XX/2012  Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
XXX       XXX   XXX       XXX               129902224  XXX       $XXX      CO    2/XX/2012  Second     Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.                                                                                                                                                                                                                                                                                                                                                                                                     State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability:  For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any                                 -
                                                                                            Home                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.                                                                                                                                                                                                                                                                                                                                  subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
XXX       XXX   XXX       XXX               129902255  XXX       $XXX      DE    2/XX/2012  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.                                                                                                                                                                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.
XXX       XXX   XXX       XXX               129902331  XXX       $XXX      DE    1/XX/2012  Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               Federal Compliance - Final TIL Finance Charge Under Disclosed: The under                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.                                                                                                                      disclosure appears to be fee related, per HUD the borrower paid a closing                                                                      Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        protection letter fee of $XXX which was not disclosed as a prepaid finance charge on the itemization of amounts financed.
XXX       XXX   XXX       XXX               129902260  XXX       $XXX      DC    1/XX/2012  Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.                                                                                                                                           Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure                                                                Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X,                         -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.                                                                                                                                                                                                                                                                   due to lender did not include $XXXclosing protection letter as a prepaid finance                                                               for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               charge.                                                                                                                                        Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               129902364  XXX       $XXX      NJ    12/XX/2011 Primary    Purchase                        2                [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                     2           [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                            Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                       Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                                                -
                                                                                                                                                        provided                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.                                                                                                                                                                                                                                                                                determine under disclosure due to missing itemization of amount financed.                                                                      Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.                                                                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.                                                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X,
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                          for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.                                                                                                                                                                                                                                                                            Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.                                                                                                                                                                                                                                                                                                                                Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               129902393  XXX       $XXX      AL    1/XX/2012  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                                      -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.                                                                                                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.                                                                                                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
XXX       XXX   XXX       XXX               129902358  XXX       $XXX      AL    2/XX/2012  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                            Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure                                                                Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                 -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.                                                                                                                                                                                   due to lender TIL reflects $XXX settlement fee and actual fee on HUD is $XXX                                                                   Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X,
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                          for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.                                                                                                                                                                                                                                                                     Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.                                                                                                                                                                                                                                                                                                                                Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               129902430  XXX       $XXX      NY    1/XX/2012  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                 -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X,
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                          for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
XXX       XXX   XXX       XXX               129902416  XXX       $XXX      NJ    12/XX/2011 Investment Refinance Rate/Term             1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX               129902480  XXX       $XXX      NJ    1/XX/2012  Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.                                                                                                                                                                                                                                                                                                                                          Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.
XXX       XXX   XXX       XXX               129902497  XXX       $XXX      NY    2/XX/2012  Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                         -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
XXX       XXX   XXX       XXX               129902461  XXX       $XXX      VA    2/XX/2012  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.                                                                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X,
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                          for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.
XXX       XXX   XXX       XXX               129902451  XXX       $XXX      CA    1/XX/2012  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.                                                                                                                                                                                                                                   Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization                                                                 Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other                         -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               only disclosed origination charges in the amount of $XXX and final HUD reflects                                                                documents assigned, and where the assignment was involuntary.  This civil liability may include $XXX, in the case of an individual transaction, or the lesser of $XXX or 1% of the creditor's net worth in the case of a class action as well as actual damages, court costs,
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                 $XXX                                                                                                                                           and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                         provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or non-judicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.                                                                                                                                                                                                                                                                                                           such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X,
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.                                                                                                                                                                                                                                                                     for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               129902555  XXX       $XXX      CA    1/XX/2012  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other                         -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              documents assigned, and where the assignment was involuntary.  This civil liability may include $XXX, in the case of an individual transaction, or the lesser of $XXX or 1% of the creditor's net worth in the case of a class action as well as actual damages, court costs,
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                         provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or non-judicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.                                                                                                                                                                                                                                                                                                           such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               129902585  XXX       $XXX      CA    1/XX/2012  Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                 -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X,
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                         for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
XXX       XXX   XXX       XXX               129902655  XXX       $XXX      AZ    1/XX/2012  Investment Refinance Rate/Term             2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
XXX       XXX   XXX       XXX               129902621  XXX       $XXX      CA    2/XX/2012  Investment Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
XXX       XXX   XXX       XXX               129902653  XXX       $XXX      CA    1/XX/2012  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                 -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X,
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                         for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.                                                                                                                                                                                                                                                                                                           Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                   [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               129902715  XXX       $XXX      MA    12/XX/2011 Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.                                                                                                                                                                                                                                                                            Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.                                                                                                                                                                                                                                                                                                                                Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               129902743  XXX       $XXX      CA    2/XX/2012  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other                         -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              documents assigned, and where the assignment was involuntary.  This civil liability may include $XXX, in the case of an individual transaction, or the lesser of $XXX or 1% of the creditor's net worth in the case of a class action as well as actual damages, court costs,
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.                                                                                                                                                                                                                                                                                                                                  and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or non-judicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                         such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X,
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                          for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.                                                                                                                                                                                                                                                                                                           Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               129902772  XXX       $XXX      CA    2/XX/2012  Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2012 which is 0 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                  -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.                                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X,
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                         for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
XXX       XXX   XXX       XXX               129902720  XXX       $XXX      NJ    2/XX/2012  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                 -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X,
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                         Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
XXX       XXX   XXX       XXX               129902749  XXX       $XXX      MD    2/XX/2012  Investment Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
XXX       XXX   XXX       XXX               129902808  XXX       $XXX      NY    2/XX/2012  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                  -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X,
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.                                                                                                                                                                                                                                                                                                                                                                       for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                         Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
XXX       XXX   XXX       XXX               129902836  XXX       $XXX      NY    2/XX/2012  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other                         -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              documents assigned, and where the assignment was involuntary.  This civil liability may include $XXX, in the case of an individual transaction, or the lesser of $XXX or 1% of the creditor's net worth in the case of a class action as well as actual damages, court costs,
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1                                                                                                                                                                                                                                                                                                                                                                                                            provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or non-judicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.                                                                                                                                                                                                                                                                                                                                                                                                                         such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X,
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                              for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.                                                                                                                                                                                                                                                                                                           Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.                                                                                                                                                                                                                                                                     Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               129902814  XXX       $XXX      NY    2/XX/2012  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                 -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X,
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                 for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.                                                                                                                                                                                                                                                                                                           Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
XXX       XXX   XXX       XXX               129902851  XXX       $XXX      MD    1/XX/2012  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                  -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X,
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1                                                                                                                                                                                                                                                                                                                                                                                                            for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                         Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
XXX       XXX   XXX       XXX               129929963  XXX       $XXX      NY    1/XX/2012  Primary    Purchase                        3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Federal Compliance - High Cost Lookback Failures: Due to missing evidence of initial application date.  An application date of 12/XX/2011 was used for Compliance testing.  The loan would result in a High Cost failure due to points and fees test failure based on the following application dates 01/XX/2012, 12/XX/2011, 11/XX/2011, 10/XX/2011, 09/XX/2011.                                                                                                                                                                                                                  State Compliance - (State High Cost) New York High-Cost Loan (Points and Fees): N.Y. BNK. LAW {section} 6-l:                                                                                                                                                                                          HC - High Cost
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (State High Cost) New York High-Cost Loan (Points and Fees): New York Anti-Predatory Lending Statute: Points and Fees on subject loan of 5.28816% is in excess of the allowable maximum of  5.00000% of the Total Loan Amount. Points and Fees total $XXX on a Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .28816%).  Non-Compliant High Cost Loan.                                                                                                                                                                         Assignee Liability:  Purchasers and assignees of New York high-cost home loans are subject to all claims and defenses with respect to the loan that the borrower could assert against the original creditor. These include (i) forfeiture of interest and costs; (ii)
                                                                                                                                                                                                                                                                                                                                                                                                [3] Miscellaneous Compliance - This High Cost loan contains one or more prohibited practice exceptions                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 rendering the home loan agreement void, and (iii) rescission of the loan, with no statute of limitations when invoked as a defense to a holder's affirmative claim.  Remedies may also include actual and statutory damages or $XXX per violation or twice the amount of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              points and fees and closing costs, whichever is greater, for violations of loan flipping or ability to repay requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.                                                                                                                                                                                                                                                                                                                                                                                                         Part 41 of the General Regulations:
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                There is probably no assignee liability.  Lenders are subject to civil money damages and the Banking Department may take enforcement action against others who violate the regulations.   An assignee has no liability if within 60 days after discovering an error, and prior
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.                                                                                                                                                                                                                                                                                                                                                                                                                         to the institution of an action under Part 41, assignee notifies individual and makes whatever adjustments are necessary to either correct the error or assure that the person will not be required to pay an amount that will make the loan subject to Part 41. Also,
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                         assignees are not liable for acts done or omitted in good faith in conformity with Banking Department regulations or provisions of the High Cost Loan Regulations that follow the federal Truth in Lending Act.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               129902830  XXX       $XXX      NY    2/XX/2012  Primary    Refinance Rate/Term             2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                  -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.                                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.                                                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X,
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                         for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.                                                                                                                                                                                                                                                                                                           Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
XXX       XXX   XXX       XXX               129902906  XXX       $XXX      NY    2/XX/2012  Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                  -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X,
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1                                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                         Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
XXX       XXX   XXX       XXX               129902853  XXX       $XXX      NY    2/XX/2012  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                  -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X,
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                       for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.                                                                                                                                                                                                                                                                                                           Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
XXX       XXX   XXX       XXX               129902930  XXX       $XXX      LA    1/XX/2012  Investment Refinance Rate/Term             1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX               129902910  XXX       $XXX      WI    6/XX/2005  Second     Refinance Rate/Term             3                [3] General - Incomplete Document: Note - Subject Lien is incomplete                    Only page 1 of Note in file                                                                                                         3           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              No       TNR Testing Not
                                                                                            Home                                                        [3] Application / Processing - Missing Document: Missing Final 1003                     Missing pages 2 & 4                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Required
                                                                                                                                                        [2] General - Incomplete Document: 1003 Initial - Lender's is incomplete                                                                                                                                                                [2] State Compliance - Wisconsin Late Charge Grace Period Testing > $XXX: Wisconsin Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
XXX       XXX   XXX       XXX               129902924  XXX       $XXX      MA    2/XX/2012  Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable                                                                                                                                                                Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
XXX       XXX   XXX       XXX               129902976  XXX       $XXX      OH    2/XX/2012  Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application.                                                                                                                                                                                                                                                  State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.                                                                                                                                                                                                                                                                                                                 defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1                                                                                                                                                                                                                                                                                                                                                                                                            purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.                                                                                                                                                                                                                                                                                                                                                                       The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                          repurchase the loan, the assignee could face exposure.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.                                                                                                                                                                                                                                                                                                                                                                                                                  State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.
XXX       XXX   XXX       XXX               129902953  XXX       $XXX      LA    2/XX/2012  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                                  -
XXX       XXX   XXX       XXX               129902964  XXX       $XXX      MD    3/XX/2012  Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                            State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate, if applicable.                                                                                                                                                                                                                                                                              State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1                                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.
XXX       XXX   XXX       XXX               129903040  XXX       $XXX      NC    2/XX/2012  Primary    Refinance Rate/Term             3                                                                                                                                                                                                                                            3           [3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.                                                                                                                                                                                                                                                                                                                                                        State Compliance - North Carolina CHL Tangible Net Benefit Test: Assignee liability is unclear.  A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice the interest paid, or if                         State - NC
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 01/XX/2012 Interest Rate Available Through Date is blank for GFE dated 01/XX/2012.                                                                                                                                                                                                                                                                                                                                                                                 the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.                                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.
XXX       XXX   XXX       XXX               129903005  XXX       $XXX      IL    2/XX/2012  Primary    Refinance Rate/Term             2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X,
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                         for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
XXX       XXX   XXX       XXX               129903082  XXX       $XXX      AZ    3/XX/2012  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                          Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X,
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                 for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.
XXX       XXX   XXX       XXX               129903058  XXX       $XXX      IL    10/XX/2005 Primary    Purchase                        1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX               129903180  XXX       $XXX      MD    5/XX/2006  Primary    Purchase                        1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX               129903138  XXX       $XXX      MD    12/XX/2005 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX               129903191  XXX       $XXX      MD    3/XX/2005  Primary    Construction-Permanent          2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX               129903235  XXX       $XXX      MD    10/XX/2008 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay not verified with reliable documentation.                                                                                                                                                                                                                                                                                   Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization                                                                 State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability                                                                                                                                                                                               -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               did not disclose a $XXX settlement fee as prepaid finance charge                                                                               Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2008, prior to three (3) business days from transaction date of 10/XX/2008.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX       XXX               129903308  XXX       $XXX      MD    7/XX/2008  Primary    Refinance UTD                   3                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability                                                                                                                                                                                      Yes      TR
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX               129903236  XXX       $XXX      MD    12/XX/2006 Primary    Construction-Permanent          2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
XXX       XXX   XXX       XXX               129903314  XXX       $XXX      MD    8/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other
XXX       XXX   XXX       XXX               129903301  XXX       $XXX      MD    1/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                               -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
XXX       XXX   XXX       XXX               129903331  XXX       $XXX      GA    10/XX/2009 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Debt Consolidation                               [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2009, prior to three (3) business days from transaction date of 10/XX/2009.
XXX       XXX   XXX       XXX               129903307  XXX       $XXX      GA    9/XX/2010  Primary    Refinance Rate/Term             2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2010 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2010, prior to three (3) business days from transaction date of 09/XX/2010.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
XXX       XXX   XXX       XXX               129903368  XXX       $XXX      GA    9/XX/2010  Primary    Refinance Rate/Term             2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2010 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA (2010) -  Balloon Amount Due on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                                     -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - RESPA (2010) -  Balloon Amount Due on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Balloon Amount Due on GFE Inaccurate: RESPA (2010): Balloon amount due on GFE does not match actual balloon amount.                                                                                                                                                                                                                                                                                                                                                                                                                           Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Balloon Amount Due on Final HUD-1 Inaccurate: RESPA (2010): Balloon amount due on Final HUD-1 does not match actual balloon amount.                                                                                                                                                                                                                                                                                                                                                                                                           additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2010, prior to three (3) business days from transaction date of 09/XX/2010.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
XXX       XXX   XXX       XXX               129903488  XXX       $XXX      GA    2/XX/2012  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing                                                                                                                                                                                                                                                                                                           Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization                                                                 Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                 -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) HUD Error: Amount due on a balloon loan on page 3 of the  final HUD was not provided.                                                                                                                                                                                                                                                                                                                 did not disclose the attorney's fee of $XXX or the courier fee of $XX as prepaid                                                               Federal Compliance - RESPA (2010) -  Balloon Amount Due on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) HUD Error: Years balloon is due in on page 3 of the  final HUD was not provided.                                                                                                                                                                                                                                                                                                                      finance charges.                                                                                                                               Federal Compliance - RESPA (2010) -  Balloon Year Due Date on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Balloon Amount Due on GFE Inaccurate: RESPA (2010): Balloon amount due on GFE does not match actual balloon amount.                                                                                                                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA (2010) -  Balloon Amount Due on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Balloon Year Due Date on GFE Inaccurate: RESPA (2010): Balloon year due on GFE does not match actual balloon due date.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA (2010) -  Balloon Year Due Date on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note.                                                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Balloon Amount Due on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 Balloon Amount Due matches the loan due to missing information.                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Balloon Year Due Date on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 Balloon Year Due matches the loan due to missing information.                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (2010): Loan Term on Final HUD-1 does not match actual term on the loan.                                                                                                                                                                                                                                                                                                                                                                                                                           Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XXX% is underdisclosed from calculated APR of XXX% outside of 0.125% tolerance.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Separate Balloon Payment Not Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Separate Balloon Payment Not Disclosed: Truth in Lending Act (MDIA 2011):  Mortgage loan contains a balloon payment that is not scheduled to occur at the same time as another payment and is not disclosed separately from the other periodic payments.
XXX       XXX   XXX       XXX               129903436  XXX       $XXX      GA    6/XX/2011  Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.39190% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR 3.50% + 1.5%, or 5.00000%.  Non-Compliant Higher Priced Mortgage Loan.                                                                                                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization                                                                 Federal Compliance - Federal HPML 2009 Non Compliant: TILA HPML - Subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.                                                                                                               -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing                                                                                                                                                                                                                                                                                                           did not disclose the attorney's fee of $XXX as a prepaid finance charge.                                                                       Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA (2010) -  Balloon Year Due Date on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA (2010) -  Balloon Year Due Date on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Balloon Year Due Date on GFE Inaccurate: RESPA (2010): Balloon year due on GFE does not match actual balloon due date.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X,
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Balloon Year Due Date on Final HUD-1 Inaccurate: RESPA (2010): Balloon year due on Final HUD-1 does not match actual balloon year due date.                                                                                                                                                                                                                                                                                                                                                                                                   for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.                                                                                                                                                                                                                                                                                                           Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XXX% is underdisclosed from calculated APR of XXX% outside of 0.125% tolerance.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Separate Balloon Payment Not Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Separate Balloon Payment Not Disclosed: Truth in Lending Act (MDIA 2011):  Mortgage loan contains a balloon payment that is not scheduled to occur at the same time as another payment and is not disclosed separately from the other periodic payments.
XXX       XXX   XXX       XXX               129903465  XXX       $XXX      GA    4/XX/2011  Primary    Refinance Rate/Term             3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Federal HPML 2009 Non Compliant: TILA HPML - Subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.                                                                                                      Yes      TR
                                                                                                                                                        [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2011 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                                                             Indeterminable
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA (2010) - Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.06810% or Final Disclosure APR of 0.00000% is in excess of allowable threshold of APOR 3.98% + 1.5%, or 5.48000%.  Non-Compliant Higher Priced Mortgage Loan.                                                                                                                                                                                                                                                                                                  Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                                                                                                                           Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) - Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX               129903479  XXX       $XXX      GA    7/XX/2011  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
XXX       XXX   XXX       XXX               129903560  XXX       $XXX      GA    11/XX/2010 Investment Refinance Rate/Term             3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing: Missing Final HUD-1: Financing Agreement used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               No       TNR Testing Not
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2010 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               129903594  XXX       $XXX      GA    6/XX/2011  Primary    Refinance Rate/Term             2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2011 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.                                                                                                                                                                                      -
                                                                                                                                                        [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               129903621  XXX       $XXX      GA    2/XX/2012  Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XXX% or Final Disclosure APR of XXX% is in excess of allowable threshold of APOR XXX% + XXX%, or XXX%.  Non-Compliant Higher Priced Mortgage Loan.                                                                                                                                                                Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure                                                                Federal Compliance - Federal HPML 2009 Non Compliant: TILA HPML - Subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.                                                                                                               -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                            due to lender did not include $XXX Attorney fee as a prepaid finance charge.                                                                   Federal Compliance - RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XXX% is underdisclosed from calculated APR of XXX% outside of 0.125% tolerance.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
XXX       XXX   XXX       XXX               129903599  XXX       $XXX      GA    11/XX/2011 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2011 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Federal HPML 2009 Non Compliant: TILA HPML - Subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.                                                                                                               -
                                                                                                       Debt Consolidation                               [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.20310% or Final Disclosure APR of 8.20300% is in excess of allowable threshold of APOR 3.19% + 1.5%, or 4.69000%.  Non-Compliant Higher Priced Mortgage Loan.                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA (2010) -  Balloon Amount Due on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing                                                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - RESPA (2010) -  Balloon Year Due Date on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA (2010) -  Balloon Amount Due on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA (2010) -  Balloon Year Due Date on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X,
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Balloon Amount Due on GFE Inaccurate: RESPA (2010): Balloon amount due on GFE does not match actual balloon amount.                                                                                                                                                                                                                                                                                                                                                                                                                           for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Balloon Year Due Date on GFE Inaccurate: RESPA (2010): Balloon year due on GFE does not match actual balloon due date.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Balloon Amount Due on Final HUD-1 Inaccurate: RESPA (2010): Balloon amount due on Final HUD-1 does not match actual balloon amount.                                                                                                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Balloon Year Due Date on Final HUD-1 Inaccurate: RESPA (2010): Balloon year due on Final HUD-1 does not match actual balloon year due date.                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2011, prior to three (3) business days from transaction date of 11/XX/2011.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
XXX       XXX   XXX       XXX               129930722  XXX       $XXX      GA    6/XX/2012  Investment Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                  Federal Compliance - Cross Collateralized Mortgage Loan: Loan is cross                                                                         Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                               No       TNR Testing Not
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Cross Collateralized Mortgage Loan: There are multiple properties securing the repayment of this loan. (Cross collateralized)  The property evaluated for the compliance review is based on occupancy type and then based on the property with the highest value.                                                                                                                                              collateralized with property located at XXX                                                                                                                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2012 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
XXX       XXX   XXX       XXX               129903617  XXX       $XXX      NJ    3/XX/2005  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                -
                                                                                                       Debt Consolidation                               [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                        contain the following clauses:: Mortgagors requirement to maintain adequate insurance at the mortgagor's own expense, Homestead Exemption Waiver
XXX       XXX   XXX       XXX               129903640  XXX       $XXX      PA    5/XX/2008  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.                                                                                                                                                                                                                                                                                                                                         Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.                                                                                                                                                                                                                                                                                            Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         130334044  XXX       $XXX      CA    11/XX/2005 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.
XXX       XXX   XXX                         130334099  XXX       $XXX      CA    1/XX/2006  Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006.
XXX       XXX   XXX                         130334150  XXX       $XXX      NY    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                       Debt Consolidation                               [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         130334201  XXX       $XXX      NY    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                       Other
XXX       XXX   XXX                         130334153  XXX       $XXX      CA    8/XX/2006  Primary    Refinance Cash-out -            1                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         130334180  XXX       $XXX      NC    9/XX/2006  Primary    Refinance Cash-out -            1                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         130334181  XXX       $XXX      HI    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         130334330  XXX       $XXX      MD    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         130334353  XXX       $XXX      IL    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         130334404  XXX       $XXX      MD    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             -
                                                                                                       Other
XXX       XXX   XXX                         130334435  XXX       $XXX      NY    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         130334389  XXX       $XXX      CA    8/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
XXX       XXX   XXX                         130334397  XXX       $XXX      AL    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - Alabama Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         130334499  XXX       $XXX      MD    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] State Compliance - Maryland Prepayment Penalty Second Lien: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a second lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         130334451  XXX       $XXX      NJ    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
XXX       XXX   XXX                         130334503  XXX       $XXX      NJ    10/XX/2006 Primary    Refinance Cash-out -            1                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX                         130334478  XXX       $XXX      GA    10/XX/2006 Primary    Refinance Cash-out -            1                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         130334504  XXX       $XXX      MO    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] State Compliance - Missouri Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         130334506  XXX       $XXX      OR    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] State Compliance - Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         130334530  XXX       $XXX      OH    10/XX/2006 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] State Compliance - Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants)
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
XXX       XXX   XXX                         130334591  XXX       $XXX      PA    12/XX/2005 Primary    Refinance Rate/Term             2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.
XXX       XXX   XXX                         130334662  XXX       $XXX      CA    2/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         130361816  XXX       $XXX      MS    5/XX/2006  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         130334776  XXX       $XXX      MD    5/XX/2006  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Maryland Prepayment Penalty Second Lien: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a second lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.                                                                                                                                                                                                                                                                                                                                        X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX                         130334854  XXX       $XXX      NJ    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         130334870  XXX       $XXX      CA    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
XXX       XXX   XXX                         130334821  XXX       $XXX      CA    6/XX/2006  Primary    Refinance Rate/Term             2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
XXX       XXX   XXX                         130334912  XXX       $XXX      NJ    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
XXX       XXX   XXX                         130334913  XXX       $XXX      NJ    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
XXX       XXX   XXX                         130334965  XXX       $XXX      NJ    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Debt Consolidation
XXX       XXX   XXX                         130334985  XXX       $XXX      CA    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         130335006  XXX       $XXX      CA    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         130334956  XXX       $XXX      CA    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
XXX       XXX   XXX                         130335012  XXX       $XXX      NY    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
XXX       XXX   XXX                         130335072  XXX       $XXX      CA    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         130335027  XXX       $XXX      MD    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Maryland Prepayment Penalty Second Lien: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a second lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
XXX       XXX   XXX                         130335079  XXX       $XXX      CA    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other
XXX       XXX   XXX                         130335063  XXX       $XXX      CA    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
XXX       XXX   XXX                         130335066  XXX       $XXX      NJ    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
XXX       XXX   XXX                         130335184  XXX       $XXX      CA    8/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         130335189  XXX       $XXX      PA    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Prepayment Penalty Junior Lien: Pennsylvania Prepayment Penalty: A prepayment penalty is not permissible on a junior lien loan less than or equal to $XXX.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
XXX       XXX   XXX                         130335158  XXX       $XXX      MO    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Missouri Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
XXX       XXX   XXX                         130335160  XXX       $XXX      IL    8/XX/2006  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX                         130335214  XXX       $XXX      CA    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Line of Credit Closing Statement exceed those disclosed in HELOC Agreement. Fees from the Line of Credit Closing Statement are used in any federal, state, and local high cost testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
XXX       XXX   XXX                         130362352  XXX       $XXX      NY    8/XX/2006  Primary    Refinance Cash-out -            3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Federal Compliance - High Cost Lookback Failures: Due to missing evidence of initial application date.  An application date of 08/XX/2006 was used for Compliance testing.  The loan would result in a High Cost failure due to points and fees test failure based on the following application dates 08/XX/2006, 08/XX/2006.                                                                                                                                                                                                                                                      State Compliance - (State High Cost) New York High-Cost Loan (Points and Fees): N.Y. BNK. LAW {section} 6-l:                                                                                                                                                                                          HC - High Cost
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [3] State Compliance - (State High Cost) New York High-Cost Loan (Points and Fees): New York Anti-Predatory Lending Statute: Points and Fees on subject loan of XXX% is in excess of the allowable maximum of the greater of XXX% of the Total Loan Amount and $XXX (2006). Points and Fees total $XXX on a Total Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2006) (an overage of $XXX or XXX%).  Non-Compliant High                                                                                                                                                 Assignee Liability:  Purchasers and assignees of New York high-cost home loans are subject to all claims and defenses with respect to the loan that the borrower could assert against the original creditor. These include (i) forfeiture of interest and costs; (ii)
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             rendering the home loan agreement void, and (iii) rescission of the loan, with no statute of limitations when invoked as a defense to a holder's affirmative claim.  Remedies may also include actual and statutory damages or $XXX per violation or twice the amount of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        points and fees and closing costs, whichever is greater, for violations of loan flipping or ability to repay requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Part 41 of the General Regulations:
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.                                                                                                                                                                                                                                                                                                                                                                                                                               There is probably no assignee liability.  Lenders are subject to civil money damages and the Banking Department may take enforcement action against others who violate the regulations.   An assignee has no liability if within 60 days after discovering an error, and prior
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.                                                                                                                                                                                                                                                                                                                           to the institution of an action under Part 41, assignee notifies individual and makes whatever adjustments are necessary to either correct the error or assure that the person will not be required to pay an amount that will make the loan subject to Part 41. Also, assignees are not liable for acts done or omitted in good faith in conformity with Banking Department regulations or provisions of the High Cost Loan Regulations that follow the federal Truth in Lending Act.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX                         130335230  XXX       $XXX      IL    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
XXX       XXX   XXX                         130335284  XXX       $XXX      MD    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] State Compliance - Maryland Prepayment Penalty Second Lien: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a second lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         130335267  XXX       $XXX      WA    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Washington Prepayment Penalty Junior Lien: Washington Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan under the Consumer Loan Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.
XXX       XXX   XXX                         130362379  XXX       $XXX      MD    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                              -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Maryland Prepayment Penalty Second Lien: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a second lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         130335320  XXX       $XXX      FL    9/XX/2006  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         130335342  XXX       $XXX      CA    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX                         130335337  XXX       $XXX      DE    9/XX/2006  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
XXX       XXX   XXX                         130362444  XXX       $XXX      MA    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                                                                                                                                                                     State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In                             -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                             particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
XXX       XXX   XXX                         130362472  XXX       $XXX      NJ    9/XX/2006  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         130335363  XXX       $XXX      CA    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX                         130335413  XXX       $XXX      CA    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         130335414  XXX       $XXX      NY    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                       Debt Consolidation                               [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
XXX       XXX   XXX                         130335365  XXX       $XXX      MA    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
XXX       XXX   XXX                         130335402  XXX       $XXX      DC    9/XX/2006  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         130335486  XXX       $XXX      NV    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other
XXX       XXX   XXX                         130335521  XXX       $XXX      CA    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Estimated HUD1 exceed those disclosed in HELOC Agreement. Fees from the Estimated HUD1 are used in any federal, state, and local high cost testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
XXX       XXX   XXX                         130335470  XXX       $XXX      CA    9/XX/2006  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         130362662  XXX       $XXX      UT    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Debt Consolidation                               [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Utah Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Utah Prepayment Penalty Testing: Utah Prepayment Penalty: A prepayment penalty is not permissible on a junior lien loan under the Consumer Credit Code. Prepay language states prepay will not exceed maximum permitted by applicable law.
XXX       XXX   XXX                         130335613  XXX       $XXX      FL    10/XX/2006 Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         130335637  XXX       $XXX      CT    10/XX/2006 Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
XXX       XXX   XXX                         130335639  XXX       $XXX      CA    10/XX/2006 Primary    Refinance Rate/Term             2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
XXX       XXX   XXX                         130335622  XXX       $XXX      CA    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
XXX       XXX   XXX                         130335675  XXX       $XXX      CA    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                  Appraisal in file dated 10/2005 reflects the same value                                                                             2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                     as shown on approval $XXX but there is also an appraisal                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                charge on HUD and no updated appraisal located in the
                                                                                                                                                                                                                                                file. Origination date of subject loan is 10/XX/2006.
XXX       XXX   XXX                         130335707  XXX       $XXX      VA    3/XX/2006  Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
XXX       XXX   XXX                         130335813  XXX       $XXX      CA    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         130335815  XXX       $XXX      MT    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - Montana Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
XXX       XXX   XXX                         130335873  XXX       $XXX      CT    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         130335892  XXX       $XXX      MI    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         130335944  XXX       $XXX      NC    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
XXX       XXX   XXX                         130335960  XXX       $XXX      CT    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
XXX       XXX   XXX                         130335964  XXX       $XXX      MN    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - Minnesota Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
XXX       XXX   XXX                         130335914  XXX       $XXX      CT    7/XX/2005  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                       Debt Consolidation
XXX       XXX   XXX                         130335948  XXX       $XXX      PA    1/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         130336003  XXX       $XXX      IL    3/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         130336071  XXX       $XXX      NY    3/XX/2006  Primary    Refinance Rate/Term             2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Estimated HUD1 exceed those disclosed in HELOC Agreement. Fees from the Estimated HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX                         130336074  XXX       $XXX      CA    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Estimated HUD1 exceed those disclosed in HELOC Agreement. Fees from the Estimated HUD1 are used in any federal, state, and local high cost testing.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
XXX       XXX   XXX                         130336044  XXX       $XXX      NY    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
XXX       XXX   XXX                         130336095  XXX       $XXX      CA    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Estimated HUD1 exceed those disclosed in HELOC Agreement. Fees from the Estimated HUD1 are used in any federal, state, and local high cost testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
XXX       XXX   XXX                         130336045  XXX       $XXX      IL    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
XXX       XXX   XXX                         130336134  XXX       $XXX      CA    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         130336115  XXX       $XXX      MD    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         130336203  XXX       $XXX      CA    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         130336152  XXX       $XXX      IL    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
XXX       XXX   XXX                         130336205  XXX       $XXX      CA    6/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX                         130336155  XXX       $XXX      HI    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         130336273  XXX       $XXX      NY    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                       Debt Consolidation
XXX       XXX   XXX                         130336227  XXX       $XXX      NV    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX                         130336248  XXX       $XXX      NJ    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         130336250  XXX       $XXX      VA    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         130336304  XXX       $XXX      MA    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                                                                                                                                                                     State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                             particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Massachusetts unfair and deceptive acts and practices statute.
XXX       XXX   XXX                         130336319  XXX       $XXX      CA    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         130336436  XXX       $XXX      NY    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
XXX       XXX   XXX                         130336386  XXX       $XXX      MO    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - Missouri Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
XXX       XXX   XXX                         130336501  XXX       $XXX      IL    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         130336507  XXX       $XXX      VA    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         130336458  XXX       $XXX      NJ    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003
XXX       XXX   XXX                         130336605  XXX       $XXX      CA    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
XXX       XXX   XXX                         130336557  XXX       $XXX      WA    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - Washington Prepayment Penalty Junior Lien: Washington Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan under the Consumer Loan Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.
XXX       XXX   XXX                         130336587  XXX       $XXX      AZ    8/XX/2006  Primary    Refinance Cash-out -            1                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         130336676  XXX       $XXX      WA    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - Washington Prepayment Penalty Junior Lien: Washington Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan under the Consumer Loan Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         130336658  XXX       $XXX      FL    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         130336661  XXX       $XXX      CA    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
XXX       XXX   XXX                         130336738  XXX       $XXX      CA    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX                         130336690  XXX       $XXX      AZ    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         130336743  XXX       $XXX      CO    8/XX/2006  Investment Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                               Lien Position: 1
XXX       XXX   XXX                         130336744  XXX       $XXX      CA    8/XX/2006  Investment Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX                         130336746  XXX       $XXX      OR    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] State Compliance - Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX                         130336696  XXX       $XXX      NY    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         130336832  XXX       $XXX      VA    9/XX/2006  Primary    Refinance Cash-out -            1                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003
XXX       XXX   XXX                         130336813  XXX       $XXX      NY    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003
XXX       XXX   XXX                         130363997  XXX       $XXX      NJ    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         130336900  XXX       $XXX      WI    6/XX/2006  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         130337002  XXX       $XXX      MA    6/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other
XXX       XXX   XXX                         130337082  XXX       $XXX      CT    6/XX/2006  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
XXX       XXX   XXX                         130337033  XXX       $XXX      CA    6/XX/2006  Primary    Purchase                        2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         130337139  XXX       $XXX      CA    6/XX/2006  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         130337169  XXX       $XXX      CA    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
XXX       XXX   XXX                         130337154  XXX       $XXX      CA    5/XX/2006  Primary    Purchase                        2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Not Provided - Purchase HELOC: Notice of Right to Cancel was not provided for HELOC Residential Mortgage Transaction. Notice of Right to Cancel must be provided prior to each subsequent draw.
XXX       XXX   XXX                         130337105  XXX       $XXX      MD    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX                         130364251  XXX       $XXX      FL    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Estimated HUD1 exceed those disclosed in HELOC Agreement. Fees from the Estimated HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX                         130337134  XXX       $XXX      CA    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
XXX       XXX   XXX                         130337138  XXX       $XXX      CA    6/XX/2006  Primary    Purchase                        2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         130337240  XXX       $XXX      CA    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         130337167  XXX       $XXX      WA    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         130337221  XXX       $XXX      OR    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
XXX       XXX   XXX                         130337285  XXX       $XXX      CA    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX                         130337238  XXX       $XXX      ID    7/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                       State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided Timely): The Residential Mortgage Practices Act does not appear to provide for assignee liability.                                                                                                      -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX                         1030875373 XXX       $XXX      NH    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX                         130337309  XXX       $XXX      CO    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         130337339  XXX       $XXX      CA    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         130337391  XXX       $XXX      MI    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         130337343  XXX       $XXX      MA    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - Massachusetts Prepayment Penalty: Massachusetts Prepayment Penalty: A prepayment penalty is not permissible on a partial prepayment.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         1030875179 XXX       $XXX      MA    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX                         1030874619 XXX       $XXX      CA    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX                         130337424  XXX       $XXX      CA    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              violations.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX                         130337489  XXX       $XXX      NJ    7/XX/2006  Primary    Refinance Cash-out -            1                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         130337441  XXX       $XXX      CA    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
XXX       XXX   XXX                         130337529  XXX       $XXX      NY    8/XX/2006  Primary    Refinance Cash-out -            1                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         130337590  XXX       $XXX      VA    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Debt Consolidation                               [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         130337541  XXX       $XXX      FL    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         130337629  XXX       $XXX      FL    7/XX/2006  Primary    Refinance Cash-out -            1                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         130337580  XXX       $XXX      CA    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX                         130337642  XXX       $XXX      NJ    8/XX/2006  Primary    Purchase                        2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX                         130364743  XXX       $XXX      VA    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         130337693  XXX       $XXX      OK    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Debt Consolidation                               Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         1030875051 XXX       $XXX      NJ    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                               [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX                         130337698  XXX       $XXX      MI    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX                         130337727  XXX       $XXX      GA    8/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         130337681  XXX       $XXX      MI    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                       Other                                            Lien Position: 1
XXX       XXX   XXX                         130337783  XXX       $XXX      NY    8/XX/2006  Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX                         130337744  XXX       $XXX      CA    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX                         130337820  XXX       $XXX      PA    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.                                                                                                                                                                                                                                                                                                                                                                                               violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX                         130364931  XXX       $XXX      AL    8/XX/2006  Second     Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] State Compliance - Alabama Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                            Home       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         130337922  XXX       $XXX      PA    2/XX/2006  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                       Debt Consolidation                               Lien Position: 1
XXX       XXX   XXX                         130337955  XXX       $XXX      CA    3/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
XXX       XXX   XXX                         130338021  XXX       $XXX      CA    4/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
XXX       XXX   XXX                         1030875878 XXX       $XXX      AZ    5/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         130338055  XXX       $XXX      CA    4/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX                         130338007  XXX       $XXX      MD    5/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
XXX       XXX   XXX                         130337990  XXX       $XXX      CA    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         130338045  XXX       $XXX      CA    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement. Fees from the HUD1, not signed or stamped are used in any federal, state, and local high cost testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
XXX       XXX   XXX                         130338075  XXX       $XXX      CA    5/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
XXX       XXX   XXX                         130338094  XXX       $XXX      NC    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
XXX       XXX   XXX                         1030875865 XXX       $XXX      CA    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
XXX       XXX   XXX                         130338123  XXX       $XXX      CA    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         130338179  XXX       $XXX      MD    6/XX/2006  Investment Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX                         130338206  XXX       $XXX      VA    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX                         130337365  XXX       $XXX      AZ    6/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other
XXX       XXX   XXX                         130337377  XXX       $XXX      CA    6/XX/2006  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         130337420  XXX       $XXX      CA    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         130337430  XXX       $XXX      MA    7/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                      particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                  [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                                                                                                                                                                     Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
XXX       XXX   XXX                         130337447  XXX       $XXX      MD    6/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX                         130337464  XXX       $XXX      KS    7/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                       Other
XXX       XXX   XXX                         130337472  XXX       $XXX      CA    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
XXX       XXX   XXX                         130337502  XXX       $XXX      CA    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
XXX       XXX   XXX                         130337510  XXX       $XXX      CA    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
XXX       XXX   XXX                         130337538  XXX       $XXX      CA    7/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         130337585  XXX       $XXX      NY    7/XX/2006  Primary    Purchase                        2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX                         130337601  XXX       $XXX      CA    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other
XXX       XXX   XXX                         130337618  XXX       $XXX      CA    7/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
XXX       XXX   XXX                         130337637  XXX       $XXX      CA    6/XX/2006  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         1030867552 XXX       $XXX      CA    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX                         130365606  XXX       $XXX      IL    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         130365658  XXX       $XXX      CA    8/XX/2006  Primary    Refinance Rate/Term             2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
XXX       XXX   XXX                         130337736  XXX       $XXX      CA    8/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
XXX       XXX   XXX                         130337761  XXX       $XXX      CA    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
XXX       XXX   XXX                         130337825  XXX       $XXX      VA    8/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
XXX       XXX   XXX                         130337835  XXX       $XXX      CA    8/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         130337889  XXX       $XXX      CA    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
XXX       XXX   XXX                         130337896  XXX       $XXX      WI    8/XX/2006  Second     Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                            Home       Other
XXX       XXX   XXX                         130337915  XXX       $XXX      CT    8/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         130337923  XXX       $XXX      CA    8/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
XXX       XXX   XXX                         130337933  XXX       $XXX      CA    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
XXX       XXX   XXX                         130365928  XXX       $XXX      CA    8/XX/2006  Investment Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX                         130365983  XXX       $XXX      CA    8/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
XXX       XXX   XXX                         130338023  XXX       $XXX      CA    8/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         130338031  XXX       $XXX      CA    9/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
XXX       XXX   XXX                         130366019  XXX       $XXX      CA    9/XX/2006  Investment Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         130338080  XXX       $XXX      CA    9/XX/2006  Second     Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                            Home                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX                         130338105  XXX       $XXX      CA    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX                         130338130  XXX       $XXX      MI    9/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX                         1030868078 XXX       $XXX      CA    9/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
XXX       XXX   XXX                         130366166  XXX       $XXX      CA    9/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                      violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX                         130338244  XXX       $XXX      CA    8/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
XXX       XXX   XXX                         130338278  XXX       $XXX      CA    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
XXX       XXX   XXX                         130338303  XXX       $XXX      CA    9/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
XXX       XXX   XXX                         130338320  XXX       $XXX      CA    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
XXX       XXX   XXX                         130338402  XXX       $XXX      CA    9/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
XXX       XXX   XXX                         130338411  XXX       $XXX      CA    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
XXX       XXX   XXX                         130338419  XXX       $XXX      CA    9/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         130338485  XXX       $XXX      CA    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX                         130366458  XXX       $XXX      NY    10/XX/2006 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         130338510  XXX       $XXX      NJ    10/XX/2006 Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX                         130338532  XXX       $XXX      GA    10/XX/2006 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
XXX       XXX   XXX                         130338575  XXX       $XXX      MA    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In                             -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.                                                                                                                                                                                                                                                                                                     particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Massachusetts unfair and deceptive acts and practices statute.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX                         130366553  XXX       $XXX      CA    10/XX/2006 Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     -
XXX       XXX   XXX                         130338600  XXX       $XXX      FL    9/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX                         130338631  XXX       $XXX      CA    11/XX/2005 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.
XXX       XXX   XXX                         130338656  XXX       $XXX      MD    9/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] State Compliance - Maryland Prepayment Penalty Second Lien: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a second lien loan.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               1126553796 XXX       $XXX      CA    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
XXX       XXX   XXX       XXX               1126553463 XXX       $XXX      FL    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               1126553013 XXX       $XXX      IL    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 18.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               1126554605 XXX       $XXX      CA    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement. Fees from the HUD1, not signed or stamped are used in any federal, state, and local high cost testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               1126552936 XXX       $XXX      CA    9/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               1126554977 XXX       $XXX      MD    9/XX/2006  Investment Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX       XXX               1126553435 XXX       $XXX      CA    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
XXX       XXX   XXX       XXX               1126554179 XXX       $XXX      CA    7/XX/2006  Second     Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                            Home       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               1126553679 XXX       $XXX      FL    10/XX/2006 Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX               1126554596 XXX       $XXX      CA    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1126553209 XXX       $XXX      CA    6/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               1126554496 XXX       $XXX      CA    8/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX       XXX               1126553578 XXX       $XXX      FL    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX       XXX               1126553099 XXX       $XXX      NY    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX       XXX               1126553591 XXX       $XXX      CA    7/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
XXX       XXX   XXX       XXX               1126555033 XXX       $XXX      NY    7/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
XXX       XXX   XXX       XXX               1126554242 XXX       $XXX      MD    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1126554650 XXX       $XXX      CA    6/XX/2006  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               1126554008 XXX       $XXX      CA    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
XXX       XXX   XXX       XXX               1126555065 XXX       $XXX      CA    7/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX       XXX               1126552801 XXX       $XXX      NY    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX               1126552849 XXX       $XXX      CA    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX       XXX               1126552731 XXX       $XXX      FL    7/XX/2006  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX       XXX               1126554288 XXX       $XXX      NJ    7/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
XXX       XXX   XXX       XXX               1126554731 XXX       $XXX      NJ    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
XXX       XXX   XXX       XXX               1126554252 XXX       $XXX      CA    7/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
XXX       XXX   XXX       XXX               1126552671 XXX       $XXX      FL    9/XX/2006  Investment Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX       XXX               1126553372 XXX       $XXX      MD    7/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                       Other
XXX       XXX   XXX       XXX               1126553921 XXX       $XXX      NV    2/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX       XXX               1126555090 XXX       $XXX      CA    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
XXX       XXX   XXX       XXX               1126553518 XXX       $XXX      CA    7/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
XXX       XXX   XXX       XXX     XXX       1126219106 XXX       $XXX      TX    11/XX/2011 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.                                                                                                                                                                                                                        State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1 Business Day Prior to Closing): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the               No       State - NC
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1 Business Day Prior to Closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.  Borrower was not provided copy of Application 1 day prior to closing.                                                                                                                                                                                                                                                                                                        lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.                                                                                                                                                                                                                                                                                                                                        comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Final Loan Application): Texas Constitution Section 50(a)(6): No evidence the borrower(s) received a copy of the final loan application at or prior to closing.                                                                                                                                                                                                                                                                                                                                                              and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing.                                                                                                                                                                                                                                                                                                     State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Notice of Right to Rescind Not Provided                                                                                                                                                                                                                                                                                                                                                                                                                             lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2011 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Final Loan Application): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2011 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                                                                                extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.                                                                                                                                                                                                                                                                                                                       owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV                                                                                                                                                                                          State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
XXX       XXX   XXX       XXX     XXX       1126219258 XXX       $XXX      AZ    12/XX/2011 Primary    Refinance Rate/Term             3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.                                                                                                                                                                                                                        Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2011 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2011 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
XXX       XXX   XXX       XXX     XXX       1126228028 XXX       $XXX      NC    6/XX/2012  Primary    Refinance Cash-out -            3                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.                                                                                                                                                                                                                        Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty): Assignee liability is unclear.  A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice the                               Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2012 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        interest paid, or if the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2012 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $XXX contains an impermissible prepayment penalty.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - North Carolina HELOC Prepayment Penalty: North Carolina Prepayment Penalty: A prepayment penalty is not permissible on a HELOC.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
XXX       XXX   XXX       XXX     XXX       1126180871 XXX       $XXX      PA    12/XX/2012 Primary    Refinance Cash-out -            3                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.                                                                                                                                                                                                                        Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2012 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Prepayment Penalty First Lien: Pennsylvania Prepayment Penalty: A prepayment penalty not permissible on a first lien loan less than or equal to $XXX.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
XXX       XXX   XXX       XXX     XXX       1126280373 XXX       $XXX      FL    6/XX/2016  Primary    Refinance Rate/Term             2                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     2           [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                            Federal Compliance - RESPA Disclosure - List of Homeownership Counseling                                                                       Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation,                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                    Organizations Not Provided Within 3 Business Days of Application: Missing                                                                      Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        initial loan application date.
XXX       XXX   XXX       XXX     XXX       1126276756 XXX       $XXX      NC    7/XX/2016  Primary    Refinance Cash-out -            3                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     3           [3] State Compliance - (State High Cost) North Carolina High-Cost Loan (Prepayment Penalty): North Carolina Anti-Predatory Lending Law (Threshold Test): Prepayment penalty term exceeded.  Non-Compliant High Cost Loan.                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - List of Homeownership Counseling                                                                       State Compliance - (State High Cost) North Carolina High-Cost Loan (Prepayment Penalty): Assignee liability is unclear.  A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice                          HC - High Cost
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2016 used as disbursement date for compliance testing.                                                                                                                                                                                                         Organizations Not Provided Within 3 Business Days of Application: Missing                                                                      the interest paid, or if the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       initial loan application date.                                                                                                                 Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $XXX contains an impermissible prepayment penalty.                                                                                                                                                                                                                                                                                                                                                                                    State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty): Assignee liability is unclear.  A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice the
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.                                                                                                                                                                                                                                                                                                                                                                                                        interest paid, or if the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - North Carolina HELOC Prepayment Penalty: North Carolina Prepayment Penalty: A prepayment penalty is not permissible on a HELOC.  Prepay language states prepay will not exceed maximum permitted by applicable law.                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation,
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                                                                                                                           Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2016, prior to three (3) business days from transaction date of 07/XX/2016.
XXX       XXX   XXX       XXX     XXX       1126292731 XXX       $XXX      AL    8/XX/2017  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] State Compliance - Alabama Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2017 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2017, prior to three (3) business days from transaction date of 08/XX/2017.
XXX       XXX   XXX       XXX     XXX       1126328109 XXX       $XXX      NC    12/XX/2018 Primary    Refinance Cash-out -            3                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     3           [3] State Compliance - North Carolina HELOC Prepayment Penalty: North Carolina Prepayment Penalty: A prepayment penalty is not permissible on a HELOC.                                                                                                                                                                                                                                                                                                                                                                                                                                 State Compliance - (State High Cost) North Carolina High-Cost Loan (Prepayment Penalty): Assignee liability is unclear.  A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice                          HC - High Cost
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] State Compliance - (State High Cost) North Carolina High-Cost Loan (Prepayment Penalty): North Carolina Anti-Predatory Lending Law (Threshold Test): Prepayment penalty term exceeded.  Non-Compliant High Cost Loan.                                                                                                                                                                                                                                                                                                                                                              the interest paid, or if the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2018, prior to three (3) business days from transaction date of 12/XX/2018.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2018 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
XXX       XXX   XXX       XXX     XXX       1126321166 XXX       $XXX      WV    1/XX/2019  Primary    Refinance Cash-out -            2                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     2           [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2019)                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Lookback Testing Not Performed: Missing Initial Loan Application.  A six (6) month lookback was not performed.  An Application Date of 12/XX/2018 was used which is one (1) month prior to Consummation Date.                                                                                                                                                                                                                                                                                                                                                 State Compliance - West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Impermissible Prepayment Penalty): Assignee Liability:   31-17-17 provides that any loan made in willful violation of the statute may be declared void by a court of competent
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                                                                                                                           jurisdiction. Loans in violation are subject to action by borrower seeking damages, reasonable attorney fees and costs.  For originators, knowing violations is grounds for suspension or revocation of license as well as penalties and fines.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.                                                                                                                                                                                                                                                                                                                                                      State Compliance - West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Borrower Not Charged for Actual Amounts of Third Party Fees): Assignee Liability:   31-17-17 provides that any loan made in willful violation of the statute may be declared void by a
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - West Virginia Prepay Penalty: West Virginia Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX).                                                                                                                                                                                                                                                                                                                                                                                               court of competent jurisdiction. Loans in violation are subject to action by borrower seeking damages, reasonable attorney fees and costs.  For originators, knowing violations is grounds for suspension or revocation of license as well as penalties and fines.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Impermissible Prepayment Penalty): West Virginia Residential Mortgage Lender, Broker and Servicer Act:  Mortgage loan contains an impermissible prepayment penalty.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Borrower Not Charged for Actual Amounts of Third Party Fees): West Virginia Residential Mortgage Lender, Broker and Servicer Act: No evidence in file to support that the borrower was charged the actual amounts for all third party fees.
XXX       XXX   XXX       XXX     XXX       1126336925 XXX       $XXX      IN    6/XX/2019  Primary    Refinance Cash-out -            3                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     3           [3] State Compliance - Indiana Prepayment Penalty: Indiana Prepayment Penalty: A prepayment penalty is not permissible on a first lien adjustable-rate mortgage loan.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        State - NC
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/06/XX/2019)                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
XXX       XXX   XXX       XXX     XXX       1126343686 XXX       $XXX      CA    5/XX/2020  Primary    Refinance Cash-out -            2                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                               [3] Appraisal                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                   Data Integrity                                    [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2020 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                      - Hybrid                                          [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                              Appraisal                                         [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                                                                                              valuation                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2020, prior to three (3) business days from transaction date of 05/XX/2020.
                                                                                                                                                                                                                                                                                                                                              product only
                                                                                                                                                                                                                                                                                                                                              qualifies as
                                                                                                                                                                                                                                                                                                                                              an acceptable
                                                                                                                                                                                                                                                                                                                                              first
                                                                                                                                                                                                                                                                                                                                              (Primary)
                                                                                                                                                                                                                                                                                                                                              product for
                                                                                                                                                                                                                                                                                                                                              second liens
                                                                                                                                                                                                                                                                                                                                              if there is an
                                                                                                                                                                                                                                                                                                                                              interior view
                                                                                                                                                                                                                                                                                                                                              to the
                                                                                                                                                                                                                                                                                                                                              property.:
                                                                                                                                                                                                                                                                                                                                              Valuation
                                                                                                                                                                                                                                                                                                                                              Type: Hybrid
                                                                                                                                                                                                                                                                                                                                              Appraisal /
                                                                                                                                                                                                                                                                                                                                              Valuation
                                                                                                                                                                                                                                                                                                                                              Report Date:
                                                                                                                                                                                                                                                                                                                                              04/XX/2020
XXX       XXX   XXX       XXX     XXX       1126189734 XXX       $XXX      NY    7/XX/2002  Primary    Refinance Cash-out -            3                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     RTC signature date was not provided                                                                                                            Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2002 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
XXX       XXX   XXX       XXX     XXX       1126182816 XXX       $XXX      SC    9/XX/2002  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.                                                                                                                                                                                                                        Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - South Carolina Late Charge Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX       XXX     XXX       1126181624 XXX       $XXX      IL    11/XX/2002 Primary    Refinance Cash-out -            3                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.                                                                                                                                                                                                                        Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
XXX       XXX   XXX       XXX     XXX       1126183045 XXX       $XXX      CA    12/XX/2002 Primary    Refinance Cash-out -            3                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.                                                                                                                                                                                                                        Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Required
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
XXX       XXX   XXX       XXX     XXX       1126183623 XXX       $XXX      AR    3/XX/2004  Primary    Refinance Cash-out -            3                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.                                                                                                                                                                                                                        Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Indeterminable
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
XXX       XXX   XXX       XXX     XXX       1126183914 XXX       $XXX      PA    3/XX/2004  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.                                                                                                                                                                                                                        Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       1126184455 XXX       $XXX      WV    7/XX/2004  Primary    Refinance Cash-out -            3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.                                                                                                                                                                                                                        Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
XXX       XXX   XXX       XXX     XXX       1126185473 XXX       $XXX      AZ    9/XX/2004  Primary    Refinance Cash-out -            3                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.                                                                                                                                                                                                                        Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX       XXX     XXX       1126185508 XXX       $XXX      TX    9/XX/2004  Primary    Refinance Cash-out -            3                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.                                                                                                                                                                                                                        State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Balloon Feature): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or                       No       State - NC
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Balloon Feature): Texas Constitution Section 50(a)(6):  Mortgage loan contains an impermissible balloon payment.                                                                                                                                                                                                                                                                                                                                                                                                             holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.                                                                                                                                                                                                                                                                                         extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.                                                                                                                                                                                                                                                                                                                                  owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing.                                                                                                                                                                                                                                                                                                     State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                                                                                and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed at an authorized location due to missing documentation.                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV                                                                                                                                                                                          holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
XXX       XXX   XXX       XXX     XXX       1126185935 XXX       $XXX      FL    12/XX/2004 Primary    Refinance Cash-out -            3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.                                                                                                                                                                                                                        Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
XXX       XXX   XXX       XXX     XXX       1126186007 XXX       $XXX      OK    1/XX/2005  Primary    Refinance Cash-out -            3                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.                                                                                                                                                                                                                        Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
XXX       XXX   XXX       XXX     XXX       1126186377 XXX       $XXX      CA    3/XX/2005  Primary    Refinance Cash-out -            3                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.                                                                                                                                                                                                                        Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Debt Consolidation                               [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        Required
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
XXX       XXX   XXX       XXX     XXX       1126187286 XXX       $XXX      PA    6/XX/2005  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.                                                                         Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing:                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                     Signature not dated                                                                                                                                                                                                                                                                                                                                                                                                                                  Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
XXX       XXX   XXX       XXX     XXX       1126189074 XXX                 CA               Primary    Refinance                       3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            UTD      Indeterminable
                                                                                                                                                        [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
XXX       XXX   XXX       XXX     XXX       1126189346 XXX                                                                             3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            UTD      Indeterminable
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
XXX       XXX   XXX       XXX     XXX       1126190527 XXX       $XXX      CA    2/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Debt Consolidation                               [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver
XXX       XXX   XXX       XXX     XXX       1126192357 XXX       $XXX      FL    6/XX/2006  Primary    Refinance Cash-out -            3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.                                                                                                                                                                                                                        Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX       XXX     XXX       1126344873 XXX       $XXX      TX    8/XX/2006  Primary    Refinance Cash-out -            3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.                                                                                                                                                                                                                        State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the                    No       State - NC
                                                                                                       Other                                                                                                                                                                                                                                                                                    [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.                                                                                                                                                                                                                                                                                         lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing.                                                                                                                                                                                                                                                                                                     comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                                                                                State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV                                                                                                                                                                                          with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
XXX       XXX   XXX       XXX     XXX       1126192548 XXX       $XXX      WI    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment                                                               Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                -
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               on Note of $XXX does not correspond with the loan amount, loan term, and                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               interest rate on the loan.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
XXX       XXX   XXX       XXX     XXX       1126345776 XXX       $XXX      MI    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                       State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                     determine under disclosure due to missing TIL Itemization of Amount Financed.                                                                  arising from servicing or collecting.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                           State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.                                                                                                                                                                                                                                                                                                                                                        servicing or collecting.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                     Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
XXX       XXX   XXX       XXX     XXX       1126195044 XXX       $XXX      NY    5/XX/2007  Primary    Refinance Cash-out -            3                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.                                                                                                                                                                                                                        Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 8.75000% contracts for a prepay term of 36 months, which exceeds max allowable.
XXX       XXX   XXX       XXX     XXX       1126195935 XXX       $XXX      NY    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization                                                                 Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation                               [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       did not disclose an Agent's Services fee of $XXX, Courier fee of $XXX and Flood                                                                Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                     Determination fee of $XXX as prepaid finance charges.  Payment stream under                                                                    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               disclosure is due to daily simple interest.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
XXX       XXX   XXX       XXX     XXX       1126189239 XXX       $XXX      PA    7/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.                                                                                                                                                                                                                        Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        Required
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania Prepayment Penalty Junior Lien: Pennsylvania Prepayment Penalty: A prepayment penalty is not permissible on a junior lien loan less than or equal to $XXX.  Prepay language states prepay will not exceed maximum permitted by applicable law.
XXX       XXX   XXX       XXX     XXX       1126198588 XXX       $XXX      IN    9/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                               Yes      TR HUD
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Deficiency (UAL
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          State)
XXX       XXX   XXX       XXX     XXX       1126198756 XXX                 TX    11/XX/2007 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Yes      TR Note
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Deficiency
XXX       XXX   XXX       XXX     XXX       1126200489 XXX       $XXX      FL    4/XX/2006  Primary    UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                            UTD      Indeterminable
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] Federal Compliance - (Missing Data) Note Information: Missing information has been found on the Note.  The following fields are missing and are being treated as "No" for the purpose of Compliance testing. Interest Only.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                           Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX       XXX     XXX       1126200238 XXX                 NJ               Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            UTD      Indeterminable
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   (UAL State)
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX       XXX     XXX       1126200291 XXX       $XXX      CA    3/XX/2008  UTD        UTD UTD                         3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                        UTD      Indeterminable
                                                                                                                                                        [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       1126203925 XXX       $XXX      GA    9/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2008, prior to three (3) business days from transaction date of 09/XX/2008.
XXX       XXX   XXX       XXX     XXX       1126204942 XXX       $XXX      TX    11/XX/2008 Primary    Refinance Cash-out -            3                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.                                                                                                                                                                                                                        State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1 Business Day Prior to Closing): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the               No       State - NC
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1 Business Day Prior to Closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.  Borrower was not provided copy of Application 1 day prior to closing.                                                                                                                                                                                                                                                                                                        lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.                                                                                                                                                                                                                                                                                         comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.                                                                                                                                                                                                                                                                                                                                        and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Final Loan Application): Texas Constitution Section 50(a)(6): No evidence the borrower(s) received a copy of the final loan application at or prior to closing.                                                                                                                                                                                                                                                                                                                                                              State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing.                                                                                                                                                                                                                                                                                                     lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV                                                                                                                                                                                          comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                                                                                comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed at an authorized location due to missing documentation.                                                                                                                                                                                                                                                                                                                       and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Final Loan Application): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
XXX       XXX   XXX       XXX     XXX       1126181072 XXX       $XXX      WA    6/XX/2013  Primary    Refinance Rate/Term             2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2013 used as disbursement date for compliance testing.                                                                                                                                                                                                         State Compliance - Washington Residential Mortgage Loan (Disclosure of Material                                                                Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                              Terms Not Provided Timely): Missing Initial Loan application date.                                                                             Federal Compliance - RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)                                                                                                                                                                                                                                      Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X,
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.                                                                                                                                                                                                                                                                                                                                                                                                                                              for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.                                                                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.                                                                                                                                                                                                                                                                                                           Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2013, prior to three (3) business days from transaction date of 06/XX/2013.                                                                                                                                                                                                                                                                                                                           Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).                                                                                                                                                                                                                                                                                                                                                                      State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): The Act does not appear to provide for assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
XXX       XXX   XXX       XXX     XXX       1126312612 XXX       $XXX      CA    1/XX/2006  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.                                                                                                                                                                                                                        Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Required
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
XXX       XXX   XXX       XXX     XXX       1126313447 XXX       $XXX      MS    6/XX/2002  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.                                                                                                                                                                                                                        Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2002 used as disbursement date for compliance testing.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX       XXX     XXX       1126295275 XXX       $XXX      GA    6/XX/2004  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.                                                                                                                                                                                                                        Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.
XXX       XXX   XXX       XXX     XXX       1126295068 XXX       $XXX      LA    1/XX/2004  Primary    Refinance Cash-out -            3                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.                                                                                                                                                                                                                        Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
XXX       XXX   XXX       XXX     XXX       1126296270 XXX       $XXX      SC    12/XX/2002 Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.  Missing pages.                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.                                                                                                                                                                                                                        Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] General - Incomplete Document: Note - Subject Lien is incomplete                                                                                                                                                                    [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Credit Agreement Not Signed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                 Required
                                                                                                                                                        [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (HELOC): Credit Agreement not signed by borrower(s).
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - South Carolina Late Charge Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
XXX       XXX   XXX       XXX     XXX       1126296064 XXX       $XXX      MO    7/XX/2003  Primary    Refinance Cash-out -            3                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.                                                                                                                                                                                                                        Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Required
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Missouri Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
XXX       XXX   XXX       XXX     XXX       1126296184 XXX       $XXX      SC    8/XX/2002  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.                                                                                                                                                                                                                        Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 No       TNR Testing Not
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          Required
                                                                                                                                                        [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
XXX       XXX   XXX       XXX     XXX       1126243826 XXX       $XXX      WV    8/XX/2014  Primary    Refinance Rate/Term             3        3       [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                      1                                               2           [2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003
XXX       XXX   XXX       XXX     XXX       1126244675 XXX       $XXX      WV    8/XX/2014  Primary    Refinance Cash-out -            3        3       [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                      1                                               3           [3] State Compliance - West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Borrower Not Charged for Actual Amounts of Third Party Fees): West Virginia Residential Mortgage Lender, Broker and Servicer Act: Borrower not charged actual amount for third party fees.                                                                                                                                                  Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement                                                               State Compliance - West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Borrower Not Charged for Actual Amounts of Third Party Fees): Assignee Liability:   31-17-17 provides that any loan made in willful violation of the statute may be declared void by a                        State - NC
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2014 used as disbursement date for compliance testing.                                                                                                                                                                                                         Not Provided Within 3 Business Days of Application: Unable to verify                                                                           court of competent jurisdiction. Loans in violation are subject to action by borrower seeking damages, reasonable attorney fees and costs.  For originators, knowing violations is grounds for suspension or revocation of license as well as penalties and fines.
                                                                                                                                                        [3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match                                                                                                                                                      [2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/07/XX/2014)                                                                                                                                                                                                                                                                    Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face
                                                                                                                                                        calculated P&I: Note P&I of $XXX does not match Calculated P&I of $XXX                                                                                                                                                                  [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2014 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $XXX, in the case of an individual transaction, or the lesser of $XXX or 1% of the creditor's net worth in the case of a class action (effective
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Unable to test Loan Originator Organization match due to missing information.                                                                                                                                                                                                                                                                                                                                                                                      1/XX/14, this amount increases to the lesser of $XXX or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer,
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Unable to test Individual Loan Originator NMLSR status due to missing information.                                                                                                                                                                                                                                                                                                                                                                              unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA NMLSR - Missing NMLS Information on Security Instrument: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on Security Instrument.                                                                                                                                                                                                                                                                                                                                                                                            foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA NMLSR - Missing NMLS Information on Note: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on Note.                                                                                                                                                                                                                                                                                                                                                                                                                          Effective 1/XX/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.                                                                                                                                                                                                                                                                                                                              the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.                                                                                                                                                                                                                                                                                                                                                                                                                               face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $XXX, in the case of an individual transaction, or the lesser of $XXX or 1% of the creditor's net worth in the case of a class action
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                (effective 1/XX/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty.                                                                                                                                                                                                                                                                                                                                                                                                   by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.                                                                                                                                                                                                                                                                                                                                                                                   nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.                                                                                                                                                                                                                                                                                                                                                      damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                         Effective 1/XX/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.                                                                                                                                                                                                                                                                                                                                                          the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA NMLSR - Missing NMLS Information on Security Instrument: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2014, prior to three (3) business days from transaction date of 08/XX/2014.                                                                                                                                                                                                                                                                                                                           documents assigned, except where the assignment was voluntary.  This civil liability may include $XXX, in the case of an individual transaction, or the lesser of $XXX or 1% of the creditor's net worth in the case of a class action (effective 1/XX/14, this amount
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.                                                                                                                                                                                                                   increases to the lesser of $XXX or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                              demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                                                                                                                                                                    residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - West Virginia Prepay Penalty: West Virginia Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX).                                                                                                                                                                                                                                                                                                                                                                                               Effective 1/XX/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Impermissible Prepayment Penalty): Unable to determine if mortgage loan contains an impermissible prepayment penalty due to missing information.                                                                                                                                                                                                                                                                                                                                           the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA NMLSR - Missing NMLS Information on Note: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $XXX, in the case of an individual transaction, or the lesser of $XXX or 1% of the creditor's net worth in the case of a class action (effective 1/XX/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Effective 1/XX/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $XXX, in the case of an individual transaction, or the lesser of $XXX or 1% of the creditor's net worth in the case of a class action (effective 1/XX/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Effective 1/XX/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Impermissible Prepayment Penalty): Assignee Liability:   31-17-17 provides that any loan made in willful violation of the statute may be declared void by a court of competent jurisdiction. Loans in violation are subject to action by borrower seeking damages, reasonable attorney fees and costs.  For originators, knowing violations is grounds for suspension or revocation of license as well as penalties and fines.
XXX       XXX   XXX       XXX     XXX       1126255697 XXX                                                                             1        1                                                                                                                                                                                   1                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       1126249746 XXX                 NM    1/XX/2015  Primary    Refinance Cash-out -            1        1                                                                                                                                                                                   1                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX       XXX     XXX       1126249593 XXX                                                                             1        1                                                                                                                                                                                   1                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       1126254223 XXX                                                                             1        1                                                                                                                                                                                   1                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       1126251825 XXX                                                                             1        1                                                                                                                                                                                   1                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       1126257901 XXX                                                                             1        1                                                                                                                                                                                   1                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       1126256696 XXX                                                                             1        1                                                                                                                                                                                   1                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       1126258080 XXX                                                                             1        1                                                                                                                                                                                   1                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       1126259965 XXX                                                                             1        1                                                                                                                                                                                   1                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       1126250687 XXX                                                                             1        1                                                                                                                                                                                   1                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       1126258013 XXX                                                                             1        1                                                                                                                                                                                   1                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       1126263433 XXX                                                                             1        1                                                                                                                                                                                   1                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       1126261709 XXX                                                                             1        1                                                                                                                                                                                   1                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       1126261304 XXX                                                                             1        1                                                                                                                                                                                   1                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       1126269609 XXX                                                                             1        1                                                                                                                                                                                   1                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       1126268065 XXX                                                                             1        1                                                                                                                                                                                   1                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       1126268401 XXX                                                                             1        1                                                                                                                                                                                   1                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       1126272094 XXX                                                                             1        1                                                                                                                                                                                   1                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       1126275734 XXX                                                                             1        1                                                                                                                                                                                   1                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       1126279309 XXX                                                                             1        1                                                                                                                                                                                   1                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       1126283562 XXX                                                                             1        1                                                                                                                                                                                   1                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       1126300373 XXX                                                                             1        1                                                                                                                                                                                   1                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       1126303025 XXX                                                                             1        1                                                                                                                                                                                   1                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       1126304301 XXX                                                                             1        1                                                                                                                                                                                   1                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       1126304650 XXX                                                                             1        1                                                                                                                                                                                   1                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       1126309507 XXX                                                                             1        1                                                                                                                                                                                   1                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       1126314164 XXX                                                                             1        1                                                                                                                                                                                   1                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       1126316639 XXX                                                                             1        1                                                                                                                                                                                   1                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       1126322683 XXX                                                                             1        1                                                                                                                                                                                   1                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       1126333046 XXX                                                                             1        1                                                                                                                                                                                   1                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       1126338261 XXX                                                                             1        1                                                                                                                                                                                   1                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       1126336661 XXX                                                                             1        1                                                                                                                                                                                   1                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       1126336695 XXX                                                                             1        1                                                                                                                                                                                   1                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       1126339121 XXX                                                                             1        1                                                                                                                                                                                   1                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       1126343649 XXX                                                                             1        1                                                                                                                                                                                   1                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX       XXX     XXX       1126343105 XXX                                                                             1        1                                                                                                                                                                                   1                                               1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX               XXX       1120175612 XXX       $XXX      PA    2/XX/2004  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004.
XXX       XXX   XXX               XXX       1120175684 XXX       $XXX      NY    3/XX/2004  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Debt Consolidation                               Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004.
XXX       XXX   XXX               XXX       1120175756 XXX       $XXX      NC    3/XX/2004  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Debt Consolidation                               Lien Position: 1
XXX       XXX   XXX               XXX       1120175834 XXX       $XXX      MI    3/XX/2004  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004.
XXX       XXX   XXX               XXX       1120175895 XXX       $XXX      CA    6/XX/2004  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other                                            Lien Position: 1
XXX       XXX   XXX               XXX       1120176029 XXX       $XXX      MA    6/XX/2004  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX               XXX       1120181767 XXX       $XXX      GA    6/XX/2004  Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                                                                        [3] General - VA Addendum to the Loan Application 26-1802a is not compliant. To be                                                                                                                                                      [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        compliant, this form must be signed by borrower between the application date and  loan                                                                                                                                                  [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        closing date.: Disclosure: Billing Rights Disclosure Originator App Date:                                                                                                                                                               [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                        Creditor App Date: 05/XX/2004                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                        Disclosure signed by Borrower Date: 06/XX/2004
                                                                                                                                                        [3] General - VA Addendum to the Loan Application 26-1802a is not compliant. To be compliant, this form must be signed by borrower between the application date and  loan closing date.: Disclosure: HELOC Agreement Originator App Date:
                                                                                                                                                        Creditor App Date: 05/XX/2004
                                                                                                                                                        Disclosure signed by Borrower Date: 06/XX/2004
XXX       XXX   XXX               XXX       1120181834 XXX       $XXX      NJ    1/XX/2004  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2004, prior to three (3) business days from transaction date of 01/XX/2004.
XXX       XXX   XXX               XXX       1120181964 XXX       $XXX      NY    3/XX/2004  Primary    Refinance Cash-out -            1                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other                                            Lien Position: 1
XXX       XXX   XXX               XXX       1120361999 XXX       $XXX      NY    2/XX/2004  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX               XXX       1120362207 XXX       $XXX      CA    6/XX/2003  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
XXX       XXX   XXX               XXX       2021137973 XXX       $XXX      VA    3/XX/2004  Primary    Purchase                        2                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
XXX       XXX   XXX               XXX       1120362617 XXX       $XXX      NV    11/XX/2003 Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - HELOC Fees Used For Testing: Under disclosure due to HELOC                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                       agreement did not disclose title insurance in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2003, prior to three (3) business days from transaction date of 11/XX/2003.
XXX       XXX   XXX               XXX       1120362706 XXX       $XXX      OR    10/XX/2003 Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
XXX       XXX   XXX               XXX       1120362974 XXX       $XXX      IL    3/XX/2004  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other
XXX       XXX   XXX               XXX       1120363005 XXX       $XXX      LA    2/XX/2004  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               -
XXX       XXX   XXX               XXX       1120363265 XXX       $XXX      MI    2/XX/2004  Primary    Refinance Cash-out -            2                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     2           [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 -
                                                                                                       Debt Consolidation                               [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX               XXX       1120363296 XXX       $XXX      CA    1/XX/2004  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX               XXX       1120363688 XXX       $XXX      NJ    2/XX/2004  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX               XXX       1120363938 XXX       $XXX      RI    3/XX/2004  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] State Compliance - Rhode Island Prepayment Penalty NonPurchase Test: Rhode Island Prepayment Penalty:  Non-purchase loan contains a prepayment penalty which was not disclosed to the borrower in writing.                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004.
XXX       XXX   XXX               XXX       1120364579 XXX       $XXX      PA    5/XX/2004  Primary    Purchase                        1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX               XXX       1120364717 XXX       $XXX      FL    3/XX/2004  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX               XXX       1120364709 XXX       $XXX      NM    3/XX/2004  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004.
XXX       XXX   XXX               XXX       1120364824 XXX       $XXX      PA    2/XX/2004  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                       Federal Compliance - HELOC Fees Used For Testing: Under disclosure due to HELOC                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                       Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            agreement did not disclose an appraisal fee in the amount of $XXX.
XXX       XXX   XXX               XXX       1120364987 XXX       $XXX      NJ    10/XX/2003 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX               XXX       1120365123 XXX       $XXX      PA    2/XX/2004  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004.
XXX       XXX   XXX               XXX       1120365243 XXX       $XXX      FL    12/XX/2003 Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Debt Consolidation                               Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2003, prior to three (3) business days from transaction date of 12/XX/2003.
XXX       XXX   XXX               XXX       1120365301 XXX       $XXX      FL    3/XX/2004  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                       Federal Compliance - HELOC Fees Used For Testing: Under disclosure due to HELOC                                                                                                                                                                                                                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        agreement did not disclose a title doc prep fee in the amount of $XXX or a courier fee in the amount of $XXX.
XXX       XXX   XXX               XXX       1120365371 XXX       $XXX      MI    3/XX/2004  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                              -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004.
XXX       XXX   XXX               XXX       1120365480 XXX       $XXX      MN    1/XX/2004  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - Minnesota Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2004, prior to three (3) business days from transaction date of 01/XX/2004.
XXX       XXX   XXX               XXX       1120365628 XXX       $XXX      NC    4/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX               XXX       1120365604 XXX       $XXX      VA    3/XX/2004  Primary    Refinance Cash-out -            1                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX               XXX       1120365964 XXX       $XXX      MS    12/XX/2003 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  X, for these type of violations.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX               XXX       1120366024 XXX       $XXX      MD    2/XX/2004  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                               Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX               XXX       1120366993 XXX       $XXX      KY    2/XX/2004  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                         Federal Compliance - HELOC Fees Used For Testing: HELOC agreement did not                                                                      Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                       disclose homeowners insurance escrow of $XXX                                                                                                   Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004.
XXX       XXX   XXX               XXX       1120367335 XXX       $XXX      NC    3/XX/2004  Primary    Refinance Cash-out -            1                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other                                            Lien Position: 1
XXX       XXX   XXX               XXX       1120367438 XXX       $XXX      IN    2/XX/2004  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004.
XXX       XXX   XXX               XXX       1120367667 XXX       $XXX      CA    2/XX/2004  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004.
XXX       XXX   XXX               XXX       1120367811 XXX       $XXX      NY    3/XX/2004  Primary    Purchase                        2                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
XXX       XXX   XXX               XXX       1120368173 XXX       $XXX      OH    3/XX/2004  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Alternate Prepayment Penalty SMLA Testing: Ohio Prepayment Penalty: Loan prepay term of 60 months exceeds state maximum of 36 months. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law.]
XXX       XXX   XXX               XXX       1120368182 XXX       $XXX      CO    4/XX/2004  Primary    Refinance Cash-out -            1                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other                                            Lien Position: 1
XXX       XXX   XXX               XXX       1120368261 XXX       $XXX      SC    2/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.                                                                                                                                                                                                                                                                                                          to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004.                                                                                                                                                                                                                                                                                                                           claims.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX               XXX       1120368240 XXX       $XXX      NY    2/XX/2004  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004.
XXX       XXX   XXX               XXX       1120368349 XXX       $XXX      AZ    3/XX/2004  Primary    Refinance Cash-out -            1                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX               XXX       1120368605 XXX       $XXX      IN    3/XX/2004  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX               XXX       1120369262 XXX       $XXX      AL    3/XX/2004  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] State Compliance - Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] General - VA Addendum to the Loan Application 26-1802a is not compliant. To be                                                                                                                                                      [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        compliant, this form must be signed by borrower between the application date and  loan                                                                                                                                                  [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                        closing date.: Disclosure: HELOC Agreement, Disclosure: Billing Rights Disclosure                                                                                                                                                       [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004.
                                                                                                                                                        Originator App Date:
                                                                                                                                                        Creditor App Date: 02/XX/2004
                                                                                                                                                        Disclosure signed by Borrower Date: 03/XX/2004
                                                                                                                                                        Originator App Date:
                                                                                                                                                        Creditor App Date: 02/XX/2004
                                                                                                                                                        Disclosure signed by Borrower Date: 03/XX/2004
XXX       XXX   XXX               XXX       1120369450 XXX       $XXX      OH    2/XX/2004  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                               Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004.
XXX       XXX   XXX               XXX       1120369818 XXX       $XXX      CA    3/XX/2004  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004.
XXX       XXX   XXX               XXX       1120369917 XXX       $XXX      CA    3/XX/2004  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                               Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004.
XXX       XXX   XXX               XXX       1120370088 XXX       $XXX      WI    3/XX/2004  UTD        Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                                 [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX               XXX       1120370103 XXX       $XXX      MI    3/XX/2004  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
XXX       XXX   XXX               XXX       1120370444 XXX       $XXX      AZ    5/XX/2004  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2004, prior to three (3) business days from transaction date of 05/XX/2004.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX               XXX       1120370546 XXX       $XXX      MD    3/XX/2004  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other
XXX       XXX   XXX               XXX       1120370769 XXX       $XXX      FL    4/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                                 -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1120371007 XXX       $XXX      LA    4/XX/2004  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
XXX       XXX   XXX               XXX       1120371821 XXX       $XXX      MA    4/XX/2004  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX               XXX       1120371857 XXX       $XXX      IN    4/XX/2004  Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other
XXX       XXX   XXX               XXX       1120371930 XXX       $XXX      WI    3/XX/2004  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                              -
                                                                                                       Debt Consolidation
XXX       XXX   XXX               XXX       1120372123 XXX       $XXX      NY    5/XX/2004  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2004, prior to three (3) business days from transaction date of 05/XX/2004.
XXX       XXX   XXX               XXX       1120372223 XXX       $XXX      NE    4/XX/2004  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                       Debt Consolidation                               [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - Nebraska Prepayment Penalty: Nebraska Prepayment Penalty:  Prepayment penalty may not be reasonable and necessary under the Residential Mortgage Licensing Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004.
XXX       XXX   XXX               XXX       1120372488 XXX       $XXX      SC    5/XX/2004  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.                                                                                                                                                                                                                                                                                                          State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Late Charge Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                 to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2004, prior to three (3) business days from transaction date of 05/XX/2004.                                                                                                                                                                                                                                                                                                                           claims.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX               XXX       1120372461 XXX       $XXX      PA    5/XX/2004  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                       Other
XXX       XXX   XXX               XXX       1120372619 XXX       $XXX      PA    5/XX/2004  Primary    Refinance Cash-out -            2                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     2           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                               -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX               XXX       1120372668 XXX       $XXX      CA    5/XX/2004  Investment Refinance Cash-out -            2                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX               XXX       1120372680 XXX       $XXX      NY    6/XX/2004  Primary    Purchase                        1                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX               XXX       1120373225 XXX       $XXX      VA    7/XX/2004  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                          -
                                                                                                       Debt Consolidation                               Lien Position: 1
XXX       XXX   XXX               XXX       1120373310 XXX       $XXX      CA    6/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2004, prior to three (3) business days from transaction date of 06/XX/2004.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX               XXX       1120373467 XXX       $XXX      MO    6/XX/2004  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2004, prior to three (3) business days from transaction date of 06/XX/2004.
XXX       XXX   XXX               XXX       1120373770 XXX       $XXX      CO    8/XX/2004  Second     Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                            Home                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX               XXX       1120373830 XXX       $XXX      OH    8/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         -
                                                                                                       Other
XXX       XXX   XXX               XXX       1129409880 XXX       $XXX      NJ    8/XX/2010  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
XXX       XXX   XXX               XXX       1129410336 XXX       $XXX      NY    4/XX/2010  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2010 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2010, prior to three (3) business days from transaction date of 04/XX/2010.
XXX       XXX   XXX               XXX       1129412348 XXX       $XXX      MA    9/XX/2009  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] State Compliance - Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 3%.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - Massachusetts Prepayment Penalty: Massachusetts Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 3 months interest  ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
XXX       XXX   XXX               XXX       1129410020 XXX       $XXX      NY    1/XX/2009  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
XXX       XXX   XXX               XXX       1129410852 XXX       $XXX      NY    12/XX/2008 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2008, prior to three (3) business days from transaction date of 12/XX/2008.
XXX       XXX   XXX               XXX       1129409269 XXX       $XXX      NY    5/XX/2008  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                        [3] Miscellaneous Compliance - The Loan Purpose cannot be determined based on the                                                                                                                                                       [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                        documents in the loan file. Loan purpose of Cash Out Refinance was used to perform all                                                                                                                                                  [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                        applicable compliance testing.
XXX       XXX   XXX               XXX       1129409047 XXX       $XXX      CA    4/XX/2008  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                  -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX               XXX       1129409987 XXX       $XXX      NY    4/XX/2008  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                  -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
XXX       XXX   XXX               XXX       1129416824 XXX       $XXX      NY    3/XX/2008  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
XXX       XXX   XXX               XXX       1129411970 XXX       $XXX      NJ    3/XX/2008  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX               XXX       1129412268 XXX       $XXX      NY    1/XX/2008  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 6.74000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
XXX       XXX   XXX               XXX       1129410902 XXX       $XXX      NY    12/XX/2007 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                  -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
XXX       XXX   XXX               XXX       1129410141 XXX       $XXX      NY    12/XX/2007 Primary    Refinance UTD                   2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
XXX       XXX   XXX               XXX       1129409753 XXX       $XXX      NY    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX               XXX       1129411298 XXX       $XXX      CA    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX               XXX       1129410818 XXX       $XXX      NY    10/XX/2007 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
XXX       XXX   XXX               XXX       1129410982 XXX       $XXX      NY    10/XX/2007 Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
XXX       XXX   XXX               XXX       1129411238 XXX       $XXX      NY    9/XX/2007  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
XXX       XXX   XXX               XXX       1129411215 XXX       $XXX      NC    9/XX/2007  Primary    Refinance Cash-out -            3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] State Compliance - (State High Cost) North Carolina High-Cost Loan (Prepayment Penalty): North Carolina Anti-Predatory Lending Law (Threshold Test): Prepayment penalty term exceeded.  Non-Compliant High Cost Loan.                                                                                                                                                                                                                                                                                                                                                              State Compliance - (State High Cost) North Carolina High-Cost Loan (Prepayment Penalty): Assignee liability is unclear.  A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice                          HC - High Cost
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        the interest paid, or if the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - North Carolina HELOC Prepayment Penalty: North Carolina Prepayment Penalty: A prepayment penalty is not permissible on a HELOC.                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
XXX       XXX   XXX               XXX       1129410175 XXX       $XXX      NY    8/XX/2007  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
XXX       XXX   XXX               XXX       1129410475 XXX       $XXX      NY    8/XX/2007  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
XXX       XXX   XXX               XXX       1129411324 XXX       $XXX      NY    8/XX/2007  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
XXX       XXX   XXX               XXX       1129411353 XXX       $XXX      NY    7/XX/2007  Primary    Refinance Rate/Term             2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
XXX       XXX   XXX               XXX       1129416783 XXX       $XXX      CA    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX               XXX       1129411904 XXX       $XXX      NY    6/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
XXX       XXX   XXX               XXX       1129411681 XXX       $XXX      NY    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
XXX       XXX   XXX               XXX       1129411427 XXX       $XXX      NY    5/XX/2007  Primary    Refinance Rate/Term             2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
XXX       XXX   XXX               XXX       1129412373 XXX       $XXX      NY    4/XX/2007  Primary    Refinance Rate/Term             2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
XXX       XXX   XXX               XXX       1129409405 XXX       $XXX      CA    4/XX/2007  Second     Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                            Home       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX               XXX       1129411796 XXX       $XXX      NY    4/XX/2007  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
XXX       XXX   XXX               XXX       1129411275 XXX       $XXX      NY    3/XX/2007  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
XXX       XXX   XXX               XXX       1129409719 XXX       $XXX      NY    2/XX/2007  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.                                                                                                                                                                                                                                                                                                                                   X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
XXX       XXX   XXX               XXX       1129410408 XXX       $XXX      CA    2/XX/2007  Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
XXX       XXX   XXX               XXX       1129409095 XXX       $XXX      NY    2/XX/2007  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
XXX       XXX   XXX               XXX       1129410113 XXX       $XXX      NY    12/XX/2006 Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     -
XXX       XXX   XXX               XXX       1129410721 XXX       $XXX      TN    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Tennessee Late Charge Percent and Amount Test: Unable to determine if late charge exceeds state maximum due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.                                                                                                                                                                                                                                                                                                                                                     Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
XXX       XXX   XXX               XXX       1129411371 XXX       $XXX      VA    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX               XXX       1129409525 XXX       $XXX      NY    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.                                                                                                                                                                                                                                                                                                                                   X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
XXX       XXX   XXX               XXX       1129411887 XXX       $XXX      NY    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.
XXX       XXX   XXX               XXX       1129409737 XXX       $XXX      VA    9/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                  -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               X, for these type of violations.
XXX       XXX   XXX               XXX       1129409530 XXX       $XXX      NY    9/XX/2006  Primary    Refinance UTD                   2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                  -
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.                                                                                                                                                                                                                                                                                                                                   X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
XXX       XXX   XXX               XXX       1129409471 XXX       $XXX      NJ    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                  -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
XXX       XXX   XXX               XXX       1129411561 XXX       $XXX      NY    8/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.                                                                                                                                                                                                                                                                                                                                                                                                                               X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX               XXX       1129412367 XXX       $XXX      NY    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                  -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
XXX       XXX   XXX               XXX       1129411709 XXX       $XXX      NY    6/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX               XXX       1129409825 XXX       $XXX      CA    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX               XXX       1129410624 XXX       $XXX      NY    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.                                                                                                                                                                                                                                                                                Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                       Debt Consolidation                               [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)                                                                                       determine under disclosure due to missing TIL itemization of amount financed.                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                              violations.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
XXX       XXX   XXX               XXX       1129412189 XXX       $XXX      NY    5/XX/2006  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
XXX       XXX   XXX               XXX       1129410252 XXX       $XXX      NY    3/XX/2006  Primary    Refinance Cash-out -            2                [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                              -
                                                                                                       Other                                            Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.                                                                                                                                                                                                                                                                                                                                   X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
XXX       XXX   XXX               XXX       1129409315 XXX       $XXX      CA    3/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Debt Consolidation                               [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               X, for these type of violations.
XXX       XXX   XXX               XXX       1129409876 XXX       $XXX      NY    1/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Home Improvement                                 [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
XXX       XXX   XXX               XXX       1129411818 XXX       $XXX      VA    11/XX/2005 Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
XXX       XXX   XXX               XXX       1129411486 XXX       $XXX      NJ    11/XX/2005 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 3                                                                                                                                                      [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX               XXX       1129410169 XXX       $XXX      NY    11/XX/2005 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.
XXX       XXX   XXX               XXX       1129410526 XXX       $XXX      NY    10/XX/2005 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
XXX       XXX   XXX               XXX       1129411492 XXX       $XXX      NY    10/XX/2005 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                  -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX               XXX       1129412328 XXX       $XXX      NY    7/XX/2005  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.                                                                                                                                                                                                                                                                                                                                   X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005.
XXX       XXX   XXX               XXX       1129411397 XXX       $XXX      NY    3/XX/2005  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX               XXX       1129409359 XXX       $XXX      NJ    1/XX/2005  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 01/XX/2005.
XXX       XXX   XXX               XXX       1129410609 XXX       $XXX      CA    11/XX/2004 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form                                                                                                                                                      [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        1004/70 used for incorrect Subject property type.: Valuation Type: Appraisal /                                                                                                                                                          [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                        Valuation Report Date: 11/XX/2004 2 Family                                                                                                                                                                                              [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
XXX       XXX   XXX               XXX       1129412185 XXX       $XXX      NY    11/XX/2004 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2004, prior to three (3) business days from transaction date of 11/XX/2004.
XXX       XXX   XXX               XXX       1129411511 XXX       $XXX      NY    9/XX/2004  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2004, prior to three (3) business days from transaction date of 09/XX/2004.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX               XXX       1129409474 XXX       $XXX      NY    8/XX/2004  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                  -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX               XXX       1129416739 XXX       $XXX      VA    8/XX/2004  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                    Federal Compliance - HELOC Fees Used For Testing: HELOC agreement does not                                                                     Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                       disclose any fees.                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
XXX       XXX   XXX               XXX       1129409848 XXX       $XXX      CA    7/XX/2004  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX               XXX       1129411594 XXX       $XXX      NY    6/XX/2004  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX               XXX       1129410030 XXX       $XXX      NY    6/XX/2004  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX               XXX       1129409172 XXX       $XXX      NY    5/XX/2004  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX               XXX       1129409227 XXX       $XXX      NY    5/XX/2004  Primary    Refinance Rate/Term             2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                 -
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX               XXX       1129409276 XXX       $XXX      NY    4/XX/2004  Primary    Refinance Cash-out -            2                [3] Credit Documentation - Missing Document: Credit Report not provided                                                                                                                                                     2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1129411141 XXX       $XXX      NY    4/XX/2004  Primary    Refinance Cash-out -            1                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX               XXX       1129410412 XXX       $XXX      NY    4/XX/2004  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.                                                                                                                                                                                                                                                                                                                                   violations.
                                                                                                                                                        [2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        1004/70 used for incorrect Subject property type.: Valuation Type: Appraisal /                                                                                                                                                          [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                        Valuation Report Date: 12/XX/2003 3 Family                                                                                                                                                                                              [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX               XXX       1129410391 XXX       $XXX      NY    3/XX/2004  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2                                                                                                                                                      [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004.
XXX       XXX   XXX               XXX       1129409381 XXX       $XXX      NY    3/XX/2004  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004.
XXX       XXX   XXX               XXX       1129410635 XXX       $XXX      NY    1/XX/2004  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX               XXX       1129409516 XXX       $XXX      NY    1/XX/2004  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 3                                                                                                                                                      [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2004, prior to three (3) business days from transaction date of 01/XX/2004.
XXX       XXX   XXX               XXX       1129410987 XXX       $XXX      NY    12/XX/2003 Primary    Purchase                        2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.                                                                                                                                                                                                                                                                                                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Not Provided - Purchase HELOC: Notice of Right to Cancel was not provided for HELOC Residential Mortgage Transaction. Notice of Right to Cancel must be provided prior to each subsequent draw.
XXX       XXX   XXX               XXX       1129411940 XXX       $XXX      NY    6/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX               XXX       1129410225 XXX       $XXX      NY    6/XX/2003  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2003, prior to three (3) business days from transaction date of 06/XX/2003.
XXX       XXX   XXX               XXX       1129412293 XXX       $XXX      NJ    5/XX/2003  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                        [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided                                                                                                                                                 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:
                                                                                                                                                        Lien Position: 1
XXX       XXX   XXX               XXX       1129409266 XXX       $XXX      NY    10/XX/2002 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2002, prior to three (3) business days from transaction date of 10/XX/2002.
XXX       XXX   XXX               XXX       1129411120 XXX       $XXX      FL    8/XX/2002  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        Lien Position: 1
                                                                                                                                                        [2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form
                                                                                                                                                        1004/70 used for incorrect Subject property type.: Valuation Type: Appraisal /
                                                                                                                                                        Valuation Report Date: 07/XX/2002 3 Family
XXX       XXX   XXX               XXX       1129411285 XXX       $XXX      NY    7/XX/2002  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX               XXX       1129410839 XXX       $XXX      NY    5/XX/2002  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1129409338 XXX       $XXX      NY    2/XX/2002  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
XXX       XXX   XXX               XXX       1129412314 XXX       $XXX      NY    12/XX/2001 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2001 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 10.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2001, prior to three (3) business days from transaction date of 12/XX/2001.
XXX       XXX   XXX               XXX       1129411082 XXX       $XXX      NY    10/XX/2001 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2001 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2001, prior to three (3) business days from transaction date of 10/XX/2001.
XXX       XXX   XXX               XXX       1129411042 XXX       $XXX      NY    10/XX/2001 Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2001 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
XXX       XXX   XXX               XXX       1129410639 XXX       $XXX      NY    8/XX/2001  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2001 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] General - Missing Document: Stated not provided                                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2001, prior to three (3) business days from transaction date of 08/XX/2001.
XXX       XXX   XXX               XXX       1129411229 XXX       $XXX      NY    3/XX/2001  Primary    Refinance Cash-out -            2                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2001 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                      -
                                                                                                       Other                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 3                                                                                                                                                      [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2001, prior to three (3) business days from transaction date of 03/XX/2001.
XXX       XXX   XXX               XXX       1129410441 XXX       $XXX      NY    10/XX/2000 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2000 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                               -
                                                                                                       Other                                            [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2000, prior to three (3) business days from transaction date of 10/XX/2000.
XXX       XXX   XXX               XXX       1129412225           $XXX      NY    11/XX/2016            Refinance                       3        1                                                                                                                                                                                   1                                               3           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                                                                                                                                                                                                                                                                                                                               Loan File - (Missing Doc) Incomplete loan images/file: File is missing one or                                                                                                                                                                                                                                                                                                                                                               UTD      Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        more of the core documents required for a review.  Missing docs include Security
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Instrument, HELOC Agreement, HUD, Final 1003, and other critical docs.
XXX       XXX   XXX                         132390088  XXX       $XXX      KS    3/XX/2008  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               determine under disclosure due to missing Itemization of Amount Financed.
XXX       XXX   XXX                         132387820  XXX       $XXX      CT    10/XX/2006 Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                               SELLER - GENERAL COMMENT                                                  2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                 SELLER - GENERAL COMMENT (2022-09-XX): Seller requests buyer  Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                          (2022-09-XX): 1003                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                          review: Disclosed prior to BID                                Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                          SELLER - GENERAL COMMENT                                                              [2] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.                                                                                                                                                                                                                                                                           Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                          (2022-09-XX): APPEAL:                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                          1003 uploaded                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                          REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                          COMMENT (2022-09-XX):
                                                                                                                                                                                                                                                                                                          10036 provided is Broker
                                                                                                                                                                                                                                                                                                          application. Exception
                                                                                                                                                                                                                                                                                                          remains.
XXX       XXX   XXX                         132387876  XXX       $XXX      AZ    11/XX/2007 Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
XXX       XXX   XXX                         132391873  XXX       $XXX      FL    5/XX/2004  Primary    Purchase                        1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX                         132389694  XXX       $XXX      TX    6/XX/2005  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                           Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         132389332  XXX       $XXX      MD    7/XX/2007  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         132387730  XXX       $XXX      NC    2/XX/2008  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                            determine reason for under disclosure, fees and pay stream verified to
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               itemization of amount financed and amortization schedule.
XXX       XXX   XXX                         132391594  XXX       $XXX      VA    10/XX/2006 Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
XXX       XXX   XXX                         132392095  XXX       $XXX      OH    7/XX/2004  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         132391299  XXX       $XXX      FL    11/XX/2006 Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         132390998  XXX       $XXX      NC    9/XX/2003  Primary    Purchase                        2                [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                          2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                      SELLER - GENERAL COMMENT (2022-09-XX): Seller requests buyer  State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty): Assignee liability is unclear.  A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice the                               -
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [2] State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $XXX contains an impermissible prepayment penalty.                                                                                                                                                                                                                                                                                                                      review: Disclosed prior to BID                                interest paid, or if the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX                         132386688  XXX       $XXX      CA    11/XX/2006 Primary    Refinance Rate/Term             3                                                                                                                                                                                                                                            3           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                                                                       SELLER - GENERAL COMMENT (2022-09-XX): Appeal:  The HUD-1 on  Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                            Yes      TR
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                 page 358 of the file download is marked as 'Final" which is   Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                          considered a final HUD-1 in escrow states.                    Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                REVIEWER - GENERAL COMMENT (2022-09-XX): HUD on pg 358 of     violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                    original file is not for subject property. Exception remains. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                             SELLER - GENERAL COMMENT (2022-09-XX): Appeal:  Next best     X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         document was disclosed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL COMMENT (2022-09-XX): Verified title
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         company closing statement. Exception remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         SELLER - GENERAL COMMENT (2022-09-XX): Seller requests buyer review: Disclosed prior to BID
XXX       XXX   XXX                         132393051  XXX       $XXX      TN    3/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.
XXX       XXX   XXX                         132391087  XXX       $XXX      NJ    7/XX/2006  Primary    Refinance Cash-out -            3                                                                                                                                                                                                                                            3           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.                                                                                                                                                                                                                                          Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                       State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original                            Late Charge
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       determine under disclosure due to missing Itemization of amount financed.                                                                      creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                                                                                                                                                                              securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX                         132389749  XXX       $XXX      CA    6/XX/2007  Second     Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                            Home
XXX       XXX   XXX                         132387544  XXX       $XXX      FL    8/XX/2005  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                               SELLER - GENERAL COMMENT                                                  2           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                           Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Debt Consolidation                               [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                (2022-09-XX): 9/XX/2022 -                                                             [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                        Please find attached                                                                  [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                          final 1003. XXX                                                                       [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                          REVIEWER - GENERAL                                                                    [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                          COMMENT (2022-09-XX):                                                                 [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                          Attached 1003 is not for
                                                                                                                                                                                                                                                                                                          subject lien. Exception
                                                                                                                                                                                                                                                                                                          remains.
                                                                                                                                                                                                                                                                                                          SELLER - GENERAL COMMENT
                                                                                                                                                                                                                                                                                                          (2022-09-XX): 9/XX/2022 -
                                                                                                                                                                                                                                                                                                          Please find corrected,
                                                                                                                                                                                                                                                                                                          attached final 1003. XXX
                                                                                                                                                                                                                                                                                                          REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                          COMMENT (2022-09-XX):
                                                                                                                                                                                                                                                                                                          Attached 1003 is Broker
                                                                                                                                                                                                                                                                                                          Application. Exception
                                                                                                                                                                                                                                                                                                          remains.
XXX       XXX   XXX                         132390054  XXX       $XXX      NJ    1/XX/2004  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.                                                                                                                                                                                                                                                                                            Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to         REVIEWER - GENERAL COMMENT (2022-09-XX): Loan was not         Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                    determine under disclosure due to missing Itemization of amount financed.        eligible for federal or state high cost testing. NJ Covered   Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [2] Federal Compliance - High Cost Lookback Failures: Due to missing evidence of initial application date.  An application date of 12/XX/2003 was used for Compliance testing.  The loan would result in a High Cost failure due to points and fees test failure based on the following application dates 01/XX/2004, 12/XX/2003, 11/XX/2003, 11/XX/2003.                                                                                                                                                                Loan Compliant - EV2-B.                                       State Compliance - (State Covered Loan) New Jersey Covered Loan (Points and Fees): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              assert against the original creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (State Covered Loan) New Jersey Covered Loan (Points and Fees): New Jersey Covered Loan: Points and fees on subject loan of XXX is in excess of the allowable maximum of 4% of the Total Loan Amount. Points and fees of $XXX on a Total Loan Amount of $XXX vs an allowable total of $XXX.  Compliant Covered Loan.                                                                                                                                                                                                                                            loan, a violation of the Act as an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           or foreclose on the collateral securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                                                                                                                                                                              New Jersey Consumer Fraud Act ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Additionally, the statute provides for punitive damages.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX                         132389454  XXX       $XXX      CA    3/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX                         132389524  XXX       $XXX      CA    12/XX/2006 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         132389430  XXX       $XXX      FL    3/XX/2006  Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         132388856  XXX       $XXX      TN    7/XX/2005  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.
XXX       XXX   XXX                         132387606  XXX       $XXX      TX    12/XX/2004 Primary    Refinance Cash-out -            3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.50000% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $XXX on an Original Principal Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or XXX%.)                                                                                                                                                    State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1)                            State - NC
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
XXX       XXX   XXX                         1033165083 XXX       $XXX      TX    5/XX/2004  Primary    Refinance Rate/Term             2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                Federal Compliance - Final TIL Finance Charge Under Disclosed: Approval                                                                        Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                         indicates an index value of 1.225% was used. The closest index value available                                                                 Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               in our look-back period is 1.23833%.                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX                         132390504  XXX       $XXX      IN    8/XX/2005  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         132390220  XXX       $XXX      TX    5/XX/2005  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX                         132388945  XXX       $XXX      MS    10/XX/2006 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                       Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                         determine under disclosure due to missing Itemization of Amount Financed.                                                                      Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.                                                                                                                                                                                                                                                extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
XXX       XXX   XXX                         132387474  XXX       $XXX      CA    10/XX/2004 Primary    Refinance Rate/Term             3                                                                                                                                                                                                                                            3           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                                                                       SELLER - GENERAL COMMENT (2022-09-XX): 9/12 Appeal. N Next    Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                            Yes      TR
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.                                                                                                                                                                                                                                                                                                                                        Best Doc was disclosed. TC                                    Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.                                                                                                                                                                                                                                                                                                REVIEWER - GENERAL COMMENT (2022-09-XX): Title company
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         closing statement captured in file. Exception remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         SELLER - GENERAL COMMENT (2022-09-XX): Seller requests buyer review: Disclosed prior to BID
XXX       XXX   XXX                         132388472  XXX       $XXX      NM    9/XX/2007  Primary    Refinance Rate/Term             2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003
XXX       XXX   XXX                         132386876  XXX       $XXX      CA    12/XX/2007 Primary    Purchase                        2                [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC)                                                                                                                                        2           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                           Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                                                                        not provided                                                                                                                                                                                                                            [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         132392592  XXX       $XXX      CA    8/XX/2006  Primary    Refinance Cash-out -            3                                                                                                                                                                                                                                            3           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                      Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to         SELLER - GENERAL COMMENT (2022-09-XX): 9/12-Appeal. N Next    Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                            Yes      TR
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                determine under disclosure due to missing Itemization of Amount Financed.        Best Doc was disclosed. TC                                    Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                                                                                                     SELLER - GENERAL COMMENT (2022-09-XX): Borrower Estimated     Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                Closing Statement located in file.                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                             REVIEWER - GENERAL COMMENT (2022-09-XX): Verified Title       Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                                                                                                                Company Estimated closing statement in file. Exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         remains.
XXX       XXX   XXX                         132387564  XXX       $XXX      OR    1/XX/2007  Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] State Compliance - Oregon Prepayment Penalty Loan Agreement: Oregon Prepayment Penalty: Loan agreement does not contain required prepayment penalty language specified in the statute.                                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.                                                                                                                                                                                                                                                Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
XXX       XXX   XXX                         132391417  XXX       $XXX      NY    11/XX/2007 Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX                         132388403  XXX       $XXX      NJ    7/XX/2005  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                        -
XXX       XXX   XXX                         132389295  XXX       $XXX      CA    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.                                                                                                                                                        Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX                         132391256  XXX       $XXX      FL    9/XX/2005  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of                                  -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX                         132392495  XXX       $XXX      TX    9/XX/2005  Primary    Refinance Rate/Term             2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX                         132389409  XXX       $XXX      GA    6/XX/2007  Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.                                                                                                                                                                                                                                                                                                                                        SELLER - GENERAL COMMENT (2022-09-XX): 9/XX/22 - Appeal: Loan Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.                                                                                                                                                                                                                                                                                                is not subject to original GAFLA and was originated by XXX.   Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                        As a XXX, XXX was federally preempted from the GA late charge Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Georgia Home Loan (Late Charge): Georgia Home Loan:  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period of less than ten (10) days.                                                                                                                                                                                                                                                                                                                       restriction. XXX                                              State Compliance - Georgia Home Loan (Late Charge): Assignee Liability:  Any person who purchases, is assigned or otherwise becomes a holder of a high cost home loan will be subject to all affirmative claims and defenses that the borrower could assert against the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements                                                                                                                                                                                                                                                           REVIEWER - GENERAL COMMENT (2022-09-XX): Lender is XXX, and   creditor of the high cost home loan, including the right of rescission which applies regardless of whether the safe harbor provision is met.  In an action brought by a borrower against an assignee: (i) the borrower may only assert the action individually and any relief
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         therefore is preempted from GAFLA.                            granted may not exceed the sum of the amount of all remaining indebtedness of the borrower and reasonable attorneys' fees in the individual action; (ii) the borrower may only assert a claim of a violation of the flipping and prohibited high cost home loan provisions in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2022-09-XX):       response to the holder's notice of acceleration or foreclosure notice; and (iii) the borrower must bring the action within one year from the date of the occurrence of the violation, except in defense by recoupment or setoff.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Regraded to EV2 based on being preempted from GAFLA due to    Note:  Loans originated between 10/XX/02 and 3/XX/03 are subject to the Original GAFLA.  Rating Agencies will not rate GA loans originated during this time period.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         lender being a XXX.                                           Late Charge:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       For loans subject to Original GAFLA (10/XX/2002 to 3/XX/2003), material violation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       For loans not subject to Original GAFLA (on or after 3/XX/03), late charge violations could be downgraded to an EV2 depending on statute of limitations.
XXX       XXX   XXX                         132392443  XXX       $XXX      NJ    8/XX/2007  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX                         132387224  XXX       $XXX      IL    12/XX/2007 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of  greater than 8%. Loan contracts for an interest rate of 8.87500%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         132388947  XXX       $XXX      MD    5/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.                                                                                                                                                                                                                                                                                                                                                                                                                        X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Maryland Late Charge Percent and Amount Testing: Maryland Late Charge: Note late charge of 6.00000%/$XXX exceeds state maximum of 5% or $2, whichever is greater.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Loan prepay term of 60 months exceeds state maximum of 36 months.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX                         132389036  XXX       $XXX      NY    6/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                       Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                     determine under disclosure due to missing TIL itemization of amount financed.                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX                         132390702  XXX       $XXX      GA    7/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] State Compliance - Georgia Home Loan (Late Charge): Georgia Home Loan:  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period of less than ten (10) days.                                                                                                                                                                                                                                                                                                                       SELLER - GENERAL COMMENT (2022-09-XX): Appeal: Loan is not    State Compliance - Georgia Home Loan (Late Charge): Assignee Liability:  Any person who purchases, is assigned or otherwise becomes a holder of a high cost home loan will be subject to all affirmative claims and defenses that the borrower could assert against the                               -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                      subject to original GAFLA and was originated by XXX. As a     creditor of the high cost home loan, including the right of rescission which applies regardless of whether the safe harbor provision is met.  In an action brought by a borrower against an assignee: (i) the borrower may only assert the action individually and any relief
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                        XXX, XXX was federally preempted from the GA late charge      granted may not exceed the sum of the amount of all remaining indebtedness of the borrower and reasonable attorneys' fees in the individual action; (ii) the borrower may only assert a claim of a violation of the flipping and prohibited high cost home loan provisions in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         restriction.                                                  response to the holder's notice of acceleration or foreclosure notice; and (iii) the borrower must bring the action within one year from the date of the occurrence of the violation, except in defense by recoupment or setoff.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL COMMENT (2022-09-XX): Lender is XXX, and   Note:  Loans originated between 10/XX/02 and 3/XX/03 are subject to the Original GAFLA.  Rating Agencies will not rate GA loans originated during this time period.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         therefore is preempted from GAFLA.                            Late Charge:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2022-09-XX):       For loans subject to Original GAFLA (10/XX/2002 to 3/XX/2003), material violation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Regraded to EV2 based on being preempted from GAFLA due to    For loans not subject to Original GAFLA (on or after 3/XX/03), late charge violations could be downgraded to an EV2 depending on statute of limitations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         lender being a XXX.                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX                         132389374  XXX       $XXX      GA    7/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                       Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] State Compliance - Georgia Home Loan (Late Charge): Georgia Home Loan:  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period of less than ten (10) days.                                                                                                                                                                                                                                      determine under disclosure due to missing Itemization of Amount Financed.                                                                      State Compliance - Georgia Home Loan (Late Charge): Assignee Liability:  Any person who purchases, is assigned or otherwise becomes a holder of a high cost home loan will be subject to all affirmative claims and defenses that the borrower could assert against the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    creditor of the high cost home loan, including the right of rescission which applies regardless of whether the safe harbor provision is met.  In an action brought by a borrower against an assignee: (i) the borrower may only assert the action individually and any relief
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      granted may not exceed the sum of the amount of all remaining indebtedness of the borrower and reasonable attorneys' fees in the individual action; (ii) the borrower may only assert a claim of a violation of the flipping and prohibited high cost home loan provisions in
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements                                                                                                                                                                                                                                                                                                                         response to the holder's notice of acceleration or foreclosure notice; and (iii) the borrower must bring the action within one year from the date of the occurrence of the violation, except in defense by recoupment or setoff.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                                                                                                                                                                              Note:  Loans originated between 10/XX/02 and 3/XX/03 are subject to the Original GAFLA.  Rating Agencies will not rate GA loans originated during this time period.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Late Charge:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       For loans subject to Original GAFLA (10/XX/2002 to 3/XX/2003), material violation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       For loans not subject to Original GAFLA (on or after 3/XX/03), late charge violations could be downgraded to an EV2 depending on statute of limitations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX                         132391348  XXX       $XXX      TX    8/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                       Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                     determine under disclosed due to missing itemization of amount financed.                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX                         132388525  XXX       $XXX      TX    8/XX/2003  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                       State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (The lender/Assignee cannot conclusively rely on the Value reflected on the Acknowledgement of Fair Market Value as it does not match the appraised value): Assignee Liability:  Although this exception indicates the                           -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (The lender/Assignee cannot conclusively rely on the Value reflected on the Acknowledgement of Fair Market Value as it does not match the appraised value): Texas Constitution Section 50(a)(6):   The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value as it does not match the appraised value.                                 determine under disclosure due to missing Itemization of Amount Financed.                                                                      assignee has less protections against claims from the consumer, it is not indicative of an actual violation.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX                         132391577  XXX       $XXX      TX    11/XX/2004 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               determine under disclosure due to missing Itemization of Amount Financed.
XXX       XXX   XXX                         132392817  XXX       $XXX      NY    10/XX/2003 Primary    Refinance Cash-out -            3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Closing / Title - Missing Document: HUD-1 Addendum not provided                                                                                                                                                                                                                                                                                                                                                                     Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure                                                                Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                            Tested   TR Tested
                                                                                                       Debt Consolidation                               [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.                                                                                                                                                                                                                                                                                            due to lender TIL reflects settlement fee of $XXX and HUD reflects $XXX.                                                                       Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                         Itemization does not include Attorney fee of $XXX, Wire fee $XXX, or $XXX                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               courier fee as prepaid finance charges.                                                                                                        X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Max prepay term allowed on an adjustable rate loan greater than $XXX is 12 months.  Loan contracts for prepay term of 36 months, which exceeds max allowable.                                                                                                                                                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
XXX       XXX   XXX                         132387063  XXX       $XXX      NY    8/XX/2005  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Debt Consolidation
XXX       XXX   XXX                         132388376  XXX       $XXX      TX    10/XX/2004 Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004.
XXX       XXX   XXX                         132387037  XXX       $XXX      MI    11/XX/2004 Primary    Refinance Rate/Term             2                [3] Miscellaneous - Credit Exception:                                                   Note amount is $XXX. Final TIL in file reflects $XXX as                                                                             2           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                                                                                                                                                                loan amount which is the Amount Financed from the Final                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                Truth in Lending.                                                                                                                               [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.                                                                                                                                                                                                                                                                                                                         violations arising from servicing or collecting.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.                                                                                                                                                                                                                                                                                                                      State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.
XXX       XXX   XXX                         132386652  XXX       $XXX      IL    3/XX/2005  Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         132391738  XXX       $XXX      NV    8/XX/2005  Primary    Refinance Rate/Term             2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003
XXX       XXX   XXX                         132391925  XXX       $XXX      NY    10/XX/2003 Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                 -
                                                                                                       Debt Consolidation
XXX       XXX   XXX                         132387448  XXX       $XXX      CA    9/XX/2003  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                               SELLER - GENERAL COMMENT                                                  2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                 SELLER - GENERAL COMMENT (2022-09-XX): Seller requests buyer  Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Debt Consolidation                               [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                (2022-09-XX): 09-XX-2022                                                              [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                          review: Disclosed prior to BID                                Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                        Appeal.  Please find                                                                  [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                          final 1003 attached. Also                                                             [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                          please note this is a CA                                                              [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                          property/refi and the                                                                 [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                          HUD1 indicates the
                                                                                                                                                                                                                                                                                                          funding date is 10-XX-
                                                                                                                                                                                                                                                                                                          2003.XX
                                                                                                                                                                                                                                                                                                          REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                          COMMENT (2022-09-XX):
                                                                                                                                                                                                                                                                                                          1003 provided is Broker
                                                                                                                                                                                                                                                                                                          application. Exception
                                                                                                                                                                                                                                                                                                          remains.
                                                                                                                                                                                                                                                                                                          REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                          COMMENT (2022-09-XX): the
                                                                                                                                                                                                                                                                                                          disbursement/funding date
                                                                                                                                                                                                                                                                                                          is already input on the
                                                                                                                                                                                                                                                                                                          HUD tab. there is no
                                                                                                                                                                                                                                                                                                          exception for this.
XXX       XXX   XXX                         132386417  XXX       $XXX      NY    2/XX/2004  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                           Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX                         132388268  XXX       $XXX      NY    2/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         1033165148 XXX       $XXX      NC    5/XX/2006  Primary    Refinance Rate/Term             2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                               SELLER - GENERAL COMMENT                                                  2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                          (2022-09-XX): 9/XX/2022 -
                                                                                                                                                                                                                                                                                                          Please find attached
                                                                                                                                                                                                                                                                                                          final 1003. XX
                                                                                                                                                                                                                                                                                                          REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                          COMMENT (2022-09-XX):
                                                                                                                                                                                                                                                                                                          Document attached is
                                                                                                                                                                                                                                                                                                          Broker application.
                                                                                                                                                                                                                                                                                                          Exception remains.
XXX       XXX   XXX                         132391339  XXX       $XXX      IA    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - Iowa Prepayment Penalty: Iowa Prepayment Penalty: A prepayment penalty is not permitted per state law.  Prepay language states prepay will not exceed maximum permitted by applicable law.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                       Debt Consolidation                               [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        standard Due on Sale clause.
XXX       XXX   XXX                         132390874  XXX       $XXX      WI    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
XXX       XXX   XXX                         132389123  XXX       $XXX      TX    11/XX/2006 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the                            -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing date the Notice Concerning Extensions of Credit disclosure was provided, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.                                                                                                                                                                                         comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
XXX       XXX   XXX                         132390318  XXX       $XXX      HI    2/XX/2007  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         132392709  XXX       $XXX      FL    1/XX/2005  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure                                                                Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                         due to the lender used an index lower than available within look back. Lowest                                                                  Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               index within look back is 1.77333%. For the fee portion lender did not include                                                                 Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                       the $XXX Broker fee as a prepaid finance charge.                                                                                               Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
XXX       XXX   XXX                         132387115  XXX       $XXX      IL    12/XX/2005 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure                                                                Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                         is due to the lender utilizing an index value of 3.326% per the approval,                                                                      Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 10.45000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.                                                                                              however the only index value available in the lookback period is 3.47833%.                                                                     Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
XXX       XXX   XXX                         132391071  XXX       $XXX      OR    10/XX/2005 Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan.                                                                                                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX                         132389320  XXX       $XXX      NY    5/XX/2007  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         132390560  XXX       $XXX      DE    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         132390980  XXX       $XXX      IL    10/XX/2007 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                      -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
XXX       XXX   XXX                         132389170  XXX       $XXX      IL    5/XX/2008  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX                         132387206  XXX       $XXX      NC    6/XX/2006  Primary    Purchase                        1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX                         132386475  XXX       $XXX      IL    6/XX/2007  Investment Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         132389471  XXX       $XXX      NY    9/XX/2007  Primary    Refinance UTD                   3                                                                                                                                                                                                                                            3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                          SELLER - GENERAL COMMENT (2022-09-XX): Appeal - providing the Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                 Yes      TR
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 7.50000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.                                                                                                                                            HUD-1.  XXX                                                   X, for these type of violations.                                                                                                                                                                                                                                                                      Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                        REVIEWER - GENERAL COMMENT (2022-09-XX): Unable to clear as document received is a GFE. Exception remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         SELLER - GENERAL COMMENT (2022-09-XX): Seller requests buyer review: Disclosed prior to BID
XXX       XXX   XXX                         132390917  XXX       $XXX      MI    9/XX/2000  Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                           Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX                         132390023  XXX       $XXX      FL    6/XX/2002  Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX                         132391486  XXX       $XXX      MO    12/XX/2001 Investment Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Missouri Prepayment Penalty ARM: Missouri Prepayment Penalty: A prepayment penalty is not permissible on an adjustable rate loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
XXX       XXX   XXX                         132387312  XXX       $XXX      GA    6/XX/2005  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                        SELLER - GENERAL COMMENT (2022-09-XX): Appeal:  Loan is not   Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] State Compliance - Georgia Home Loan (Late Charge): Georgia Home Loan:  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period of less than ten (10) days.                                                                                                                                                                                                                                                                                                                       subject to original GAFLA and was originated by XXX.  As a    State Compliance - Georgia Home Loan (Late Charge): Assignee Liability:  Any person who purchases, is assigned or otherwise becomes a holder of a high cost home loan will be subject to all affirmative claims and defenses that the borrower could assert against the
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                      XXX, XXX was federally preempted from the GA late charge      creditor of the high cost home loan, including the right of rescission which applies regardless of whether the safe harbor provision is met.  In an action brought by a borrower against an assignee: (i) the borrower may only assert the action individually and any relief
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         restriction.                                                  granted may not exceed the sum of the amount of all remaining indebtedness of the borrower and reasonable attorneys' fees in the individual action; (ii) the borrower may only assert a claim of a violation of the flipping and prohibited high cost home loan provisions in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL COMMENT (2022-09-XX): Lender is XXX, and   response to the holder's notice of acceleration or foreclosure notice; and (iii) the borrower must bring the action within one year from the date of the occurrence of the violation, except in defense by recoupment or setoff.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         therefore is preempted from GAFLA.                            Note:  Loans originated between 10/XX/02 and 3/XX/03 are subject to the Original GAFLA.  Rating Agencies will not rate GA loans originated during this time period.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2022-09-XX):       Late Charge:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Regraded to EV2 based on being preempted from GAFLA due to    For loans subject to Original GAFLA (10/XX/2002 to 3/XX/2003), material violation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         lender being a XXX.                                           For loans not subject to Original GAFLA (on or after 3/XX/03), late charge violations could be downgraded to an EV2 depending on statute of limitations.
XXX       XXX   XXX                         132393052  XXX       $XXX      IL    5/XX/2005  Primary    Refinance Cash-out -            3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Federal Compliance - High Cost Lookback Failures: Due to missing evidence of initial application date.  An application date of 04/XX/2005 was used for Compliance testing.  The loan would result in a High Cost failure due to points and fees test failure based on the following application dates 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004, and rate test failure on the following                                                                                     SELLER - GENERAL COMMENT (2022-09-XX): Seller requests buyer  State Compliance - (State High Cost) Illinois High Risk Home Loan (Points and Fees): Purchasers or assignees of a high risk home loan will be subject to all affirmative claims and defenses  At any point during the term of the loan, a violation can be used as a defense                          HC - High Cost
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       application dates 03/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004.                                                                                                                                                                                                                                                                                                                                                                                                                                                        review: agree with findings                                   to collect or accelerate the debt, foreclose, or after the loan is in default 60 days.
                                                                                                                                                                                                                                                                                                                                                                                                [3] State Compliance - (State High Cost) Illinois High Risk Home Loan (Points and Fees): Illinois High Risk Home Loan Act: Points and Fees on subject loan of XXX% is in excess of the allowable maximum of the greater of XXX% of the Total Loan Amount and $XXX (2005). Points and Fees total $XXX on a Total Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2005) (an overage of $XXX or XXX%).  Non-Compliant High                                                                                     SELLER - GENERAL COMMENT (2022-09-XX): Seller requests buyer
                                                                                                                                                                                                                                                                                                                                                                                                Cost Loan.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               review: agree with findings
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         132386767  XXX       $XXX      PA    8/XX/2005  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         132391578  XXX       $XXX      AZ    3/XX/2007  Primary    Refinance Cash-out -            3                                                                                                                                                                                                                                            3           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                                                                                                  SELLER - GENERAL COMMENT (2022-09-XX): Appeal - Providing the Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                               Yes      TR
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                        HUD-1.  XXX                                                   Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                REVIEWER - GENERAL COMMENT (2022-09-XX): Unable to clear as   X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                             HUD provided is marked "Estimated-Figures are subject to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         change".
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL COMMENT (2022-09-XX): Unable to clear as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         HUD provided is marked "Estimated-figures subject to change"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         in the left hand corner of document.
XXX       XXX   XXX                         132390727  XXX       $XXX      AZ    4/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                       Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                     determine reason for under disclosure due to missing itemization of amount                                                                     Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                       financed.                                                                                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX                         132392238  XXX       $XXX      CA    8/XX/1999  Primary    Purchase                        2                [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                          2           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                           Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.                                                                                                                                                                                                                                                               Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX                         132392228  XXX       $XXX      NY    6/XX/2005  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         132388909  XXX       $XXX      NY    1/XX/2003  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                           Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                            Miscellaneous Compliance - (Doc Error) RTC Error:  Right to Cancel expiration date is blank.: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                   [2] Miscellaneous Compliance - (Doc Error) RTC Error:  Right to Cancel expiration date is blank.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Miscellaneous Compliance - (Doc Error) RTC Error:  Right to Cancel expiration date is blank.: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) RTC Error:  Right to Cancel expiration date is blank.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.                                                                                                                                                                                                                                                extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                            involving the same creditor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX                         132392707  XXX       $XXX      CA    4/XX/2005  Investment Refinance Rate/Term             3                                                                                                                                                                                                                                            3           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  No       TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Required
XXX       XXX   XXX                         132388696  XXX       $XXX      FL    9/XX/2005  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                           Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
XXX       XXX   XXX                         132388819  XXX       $XXX      NY    3/XX/2003  Investment Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Other
XXX       XXX   XXX                         132390114  XXX       $XXX      CT    7/XX/2007  Primary    Purchase                        1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX                         132386582  XXX       $XXX      CT    5/XX/2009  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2009 used as disbursement date for compliance testing.                                                                                                                                                                                                         Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               determine under disclosure due to missing TIL itemization of amount financed.
XXX       XXX   XXX                         132390144  XXX       $XXX      CA    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         132387420  XXX       $XXX      NJ    8/XX/2007  Primary    Purchase                        1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX                         132390167  XXX       $XXX      OH    6/XX/2003  UTD        Purchase                        3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                               SELLER - GENERAL COMMENT                                                  3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                        No       TNR Testing Not
                                                                                                                                                        [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC)                                                              (2022-09-XX): 09/XX/2022                                                              [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Required
                                                                                                                                                        not provided                                                                                                                                      Appeal:  Attached is copy                                                             [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                          of the Mortgage                                                                       [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                          Insurance.- XX                                                                        [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                          REVIEWER - GENERAL                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                          COMMENT (2022-09-XX):                                                                 [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                                                                                                          Loan date is 06/XX/2003.
                                                                                                                                                                                                                                                                                                          Document is dated
                                                                                                                                                                                                                                                                                                          09/XX/2022 with current
                                                                                                                                                                                                                                                                                                          MI rate. Unable to
                                                                                                                                                                                                                                                                                                          confirm origination data.
                                                                                                                                                                                                                                                                                                          Exception remains.
XXX       XXX   XXX                         132388867  XXX       $XXX      NY    9/XX/2002  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 8.20000% contracts for a prepay term of 24 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
XXX       XXX   XXX                         132388241  XXX       $XXX      OK    5/XX/2004  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         132388055  XXX       $XXX      FL    1/XX/1996  UTD        Purchase                        3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                            No       TNR Testing Not
                                                                                                                                                        [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC)                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                           Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                Required
                                                                                                                                                        not provided                                                                                                                                                                                                                            [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/1996 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1995 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX                         132388631  XXX       $XXX      MD    10/XX/1999 Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] State Compliance - Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 0 days is less than the state minimum of 15 days.                                                                                                                                                                                                                                                                                                                                                                                                                         Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Maryland Late Charge Percent and Amount Testing: Maryland Late Charge: Note late charge of 6.00000% exceeds state maximum of 5% or $2, whichever is greater.                                                                                                                                                                                                                                                                                                                                                                                                    X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX                         132389293  XXX       $XXX      NY    2/XX/2005  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                           Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         132388179  XXX       $XXX      NJ    11/XX/2004 Primary    Refinance Cash-out -            1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation
XXX       XXX   XXX                         132390981  XXX       $XXX      PA    4/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
XXX       XXX   XXX                         132392667  XXX       $XXX      NY    12/XX/2007 Primary    Refinance Cash-out -            3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Federal Compliance - High Cost Lookback Failures: Due to missing evidence of initial application date.  An application date of 11/XX/2007 was used for Compliance testing.  The loan would result in a High Cost failure due to points and fees test failure based on the following application dates 12/XX/2007, 11/XX/2007.                                                                                                                                                                                        SELLER - GENERAL COMMENT (2022-09-XX): Seller requests buyer  State Compliance - (State High Cost) New York High-Cost Loan (Points and Fees): N.Y. BNK. LAW {section} 6-l:                                                                                                                                                                                          HC - High Cost
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [3] State Compliance - (State High Cost) New York High-Cost Loan (Points and Fees): New York Anti-Predatory Lending Statute: Points and Fees on subject loan of XXX% is in excess of the allowable maximum of  XXX% of the Total Loan Amount. Points and Fees total $XXX on a Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or XXX%).  Non-Compliant High Cost Loan.                                                                                                                      review: agree with findings                                   Assignee Liability:  Purchasers and assignees of New York high-cost home loans are subject to all claims and defenses with respect to the loan that the borrower could assert against the original creditor. These include (i) forfeiture of interest and costs; (ii)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                SELLER - GENERAL COMMENT (2022-09-XX): Seller requests buyer  rendering the home loan agreement void, and (iii) rescission of the loan, with no statute of limitations when invoked as a defense to a holder's affirmative claim.  Remedies may also include actual and statutory damages or $XXX per violation or twice the amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         review: agree with findings                                   points and fees and closing costs, whichever is greater, for violations of loan flipping or ability to repay requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Part 41 of the General Regulations:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       There is probably no assignee liability.  Lenders are subject to civil money damages and the Banking Department may take enforcement action against others who violate the regulations.   An assignee has no liability if within 60 days after discovering an error, and prior to the institution of an action under Part 41, assignee notifies individual and makes whatever adjustments are necessary to either correct the error or assure that the person will not be required to pay an amount that will make the loan subject to Part 41. Also, assignees are not liable for acts done or omitted in good faith in conformity with Banking Department regulations or provisions of the High Cost Loan Regulations that follow the federal Truth in Lending Act.
XXX       XXX   XXX                         132390249  XXX       $XXX      PA    10/XX/2007 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                       Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                     determine under disclosure due to missing Itemization of Amount Financed.                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.                                                                                                                                                                                                                                                                                                                                                                                                     X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
XXX       XXX   XXX                         132386492  XXX       $XXX      LA    3/XX/2004  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         132388044  XXX       $XXX      NY    9/XX/2002  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                    Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization                                                                 Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.                                                                                                                                                                                                                                                                                did not disclose the application fee of $XXX as a prepaid finance charge and                                                                   Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               over disclosed the tax service fee by $XXX.
XXX       XXX   XXX                         132386434  XXX       $XXX      TX    1/XX/2004  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the                            -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.                                                                                                                                                                                                               lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
XXX       XXX   XXX                         132389186  XXX       $XXX      NY    12/XX/2004 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         132389480  XXX       $XXX      WI    10/XX/2003 Primary    Refinance Cash-out -            2                [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                          2           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                           Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Other                                            contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                                                                                                                                                                                  violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX                         132392256  XXX       $XXX      FL    2/XX/2004  Primary    Refinance Cash-out -            2                [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                          2           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Debt Consolidation                               contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX                         132390259  XXX       $XXX      NY    7/XX/2005  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
XXX       XXX   XXX                         132387072  XXX       $XXX      SC    8/XX/2005  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.                                                                                                                                                                                                                                                                                                          claims.
XXX       XXX   XXX                         132386875  XXX       $XXX      NJ    8/XX/2005  Primary    Refinance Cash-out -            3                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      3           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                                                                                                  SELLER - GENERAL COMMENT (2022-09-XX): Appeal - Providing the Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                            Yes      TR
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                 HUD-1  XXX                                                    Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                          REVIEWER - GENERAL COMMENT (2022-09-XX): Unable to clear as   Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the                          (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                      HUD received is estimated. Exception remains.                 incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                SELLER - GENERAL COMMENT (2022-09-XX): 9/XX/22 Appeal:  Loan
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.                                                                                                                                                                                                    proceeds paid off 1st and 2nd mortgages.  Both lenders paid off at closing must be same lender to be considered same
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         lender.  Only the 1st lien was same lender.  H8 is the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         accurate form.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL COMMENT (2022-09-XX): XXX has previously reached out to outside counsel on this issue and received
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         guidance that multiple lien payoffs does not impact the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         requirements to use the H-9 form when there is a same lender refinance as the original amount of the prior transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         with the same lender would not be subject to rescission. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         H-9 model form provides that the borrower is entering into a new transaction to increase the amount of credit previously provided which is the case for the subject transaction.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Further, the H-9 form provides, "If you cancel this new
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         transaction, it will not affect any amount that you presently owe", This is the critical statement that is not present on the H8 which would be misleading to the borrower. Amounts
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         used to payoff other creditors is considered the increase in the amount of credit previously provided. Note, this is an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         EV2 exception and extended rescission period has already
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         elapsed.
XXX       XXX   XXX                         132389348  XXX       $XXX      FL    6/XX/2004  Investment Purchase                        1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX                         132387490  XXX       $XXX      IL    10/XX/2003 Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                               SELLER - GENERAL COMMENT                                                  2           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                             SELLER - GENERAL COMMENT (2022-09-XX): Seller requests buyer  Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                          (2022-09-XX): Appeal -                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                          review: Disclosed prior to BID                                Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                          please see the attached                                                               [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                          final 1003                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                          REVIEWER - GENERAL                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                          COMMENT (2022-09-XX):
                                                                                                                                                                                                                                                                                                          1003 provided is broker
                                                                                                                                                                                                                                                                                                          application. Exception
                                                                                                                                                                                                                                                                                                          remains.
XXX       XXX   XXX                         132391963  XXX       $XXX      NY    10/XX/2003 Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                               SELLER - GENERAL COMMENT                                                  2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                 SELLER - GENERAL COMMENT (2022-09-XX): Seller requests buyer  Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                (2022-09-XX): Appeal -                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                          review: Disclosed prior to BID                                Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                        please see the attached                                                               [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                          final 1003. - XX                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                          REVIEWER - GENERAL                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                          COMMENT (2022-09-XX):
                                                                                                                                                                                                                                                                                                          1003 provided is Broker
                                                                                                                                                                                                                                                                                                          application. Exception
                                                                                                                                                                                                                                                                                                          remains.
XXX       XXX   XXX                         132391366  XXX       $XXX      VA    5/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         132387804  XXX       $XXX      CA    4/XX/2005  Investment Refinance Cash-out -            3                                                                                                                                                                                                                                            3           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  No       TNR Testing Not
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Required
XXX       XXX   XXX                         132388312  XXX       $XXX      IL    6/XX/2005  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.                                                                                                                                                                                                                                                Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
XXX       XXX   XXX                         132388604  XXX       $XXX      OH    8/XX/2005  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                           Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         132387874  XXX       $XXX      NY    11/XX/2006 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         132391036  XXX       $XXX      MI    8/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
XXX       XXX   XXX                         132388614  XXX       $XXX      MD    1/XX/2007  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         132392534  XXX       $XXX      FL    12/XX/2007 Primary    Refinance Rate/Term             2                [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower                                                                                                                                        2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                                                                        within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer
                                                                                                                                                        Choice Disclosure (Government Documents)
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003
XXX       XXX   XXX                         132391310  XXX       $XXX      RI    4/XX/2007  Primary    Purchase                        2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                      -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
XXX       XXX   XXX                         132388402  XXX       $XXX      NY    1/XX/2008  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               determine under disclosure due to missing Itemization of Amount Financed.                                                                      Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.                                                                                                                                                                                                                                                                                             Federal Compliance - Final TIL Estimated: Final til is marked is estimated because of finance charge amount marked as e
XXX       XXX   XXX                         132388785  XXX       $XXX      AZ    6/XX/2008  Primary    Purchase                        3                                                                                                                                                                                                                                            3           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                 No       TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.                                                                                                                                                                                                                                                                      Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.                                                                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX                         132390079  XXX       $XXX      CA    12/XX/2006 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       X, for these type of violations.
XXX       XXX   XXX                         132386769  XXX       $XXX      CA    4/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            -
                                                                                                       Debt Consolidation
XXX       XXX   XXX                         132389988  XXX       $XXX      CA    7/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                           Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.                                                                                                                                                                                                                                                X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
XXX       XXX   XXX                         132386812  XXX       $XXX      FL    10/XX/1998 Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1998 which is 0 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         132388427  XXX       $XXX      CA    4/XX/2006  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.                                                                                                                                                        Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX                         132391683  XXX       $XXX      PA    10/XX/2004 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
                                                                                                       Debt Consolidation
XXX       XXX   XXX                         132390638  XXX       $XXX      FL    12/XX/2007 Primary    Refinance Rate/Term             2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    -
XXX       XXX   XXX                         132388351  XXX       $XXX      TX    7/XX/2002  Primary    Refinance Cash-out -            3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX% is in excess of the allowable maximum of XXX% of the Original Principal Loan Amount.  Points and Fees total $XXX on an Original Principal Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or XXX%.)            Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization   SELLER - GENERAL COMMENT (2022-09-XX): Seller requests buyer  State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1)                            State - NC
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                did not disclose Recording Service Fee of $XXX, Settlement/Closing/Escrow Fee of review: agree with findings                                   fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                         $XXX and Tax cert fee of $XXX as prepaid finance charge                                                                                        any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (The lender/Assignee cannot conclusively rely on the Value reflected on the Acknowledgement of Fair Market Value as it does not match the appraised value): Texas Constitution Section 50(a)(6):   The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value as it does not match the appraised value.                                                                                                                                                                                Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Texas Home Loan Counseling Agencies List Not Provided: Unable to test counseling agencies list due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Texas Home Loan Counseling Disclosure Not Provided: Texas Home Loan: Borrower did not receive a statement regarding the value of mortgage counseling.                                                                                                                                                                                                                                                                                                                                                                                                           State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (The lender/Assignee cannot conclusively rely on the Value reflected on the Acknowledgement of Fair Market Value as it does not match the appraised value): Assignee Liability:  Although this exception indicates the
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Texas Home Loan (Mortgage Information Resource List not Provided): Texas Home Loan: Borrower did not receive list of other resources where mortgage information can be found.                                                                                                                                                                                                                                                                                                                                                                                   assignee has less protections against claims from the consumer, it is not indicative of an actual violation.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $138,584.00 is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                                                                                                                                                                       State Compliance - Texas Home Loan Counseling Agencies List Not Provided: It is unclear whether an assignee of either a Texas home loan or a high-cost home loan would be exposed to administrative and civil liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - Texas Home Loan Counseling Disclosure Not Provided: It is unclear whether an assignee of either a Texas home loan or a high-cost home loan would be exposed to administrative and civil liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       State Compliance - Texas Home Loan (Mortgage Information Resource List not Provided): It is unclear whether an assignee of either a Texas home loan or a high-cost home loan would be exposed to administrative and civil liability.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX                         132390944  XXX       $XXX      NY    9/XX/2004  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         132387580  XXX       $XXX      VA    6/XX/2005  Primary    Purchase                        2                [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                          2           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                           Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
XXX       XXX   XXX                         132391497  XXX       $XXX      IL    1/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 13.25000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         132392069  XXX       $XXX      NY    12/XX/2006 Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
XXX       XXX   XXX                         132387260  XXX       $XXX      CT    2/XX/2003  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)                                                                                                                                                                                                                                      Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.                                                                                                                                                                                                                                                                                                                                                                                                            Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
XXX       XXX   XXX                         132388428  XXX       $XXX      CA    11/XX/2007 Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         132390168  XXX       $XXX      FL    3/XX/2008  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX                         132389026  XXX       $XXX      NJ    12/XX/2002 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               determine under disclosure due to missing Itemization of Amount Financed.                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
XXX       XXX   XXX                         132388374  XXX       $XXX      NJ    12/XX/2000 Primary    Purchase                        3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                            No       TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                Required
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
XXX       XXX   XXX                         132390211  XXX       $XXX      GA    11/XX/2000 Primary    Refinance Cash-out -            2                [3] Missing Document - FHA Informed  Consumer Choice Disclosure is missing.:                                                                                                                                                2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure                                                                Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                -
                                                                                                       Debt Consolidation                               Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents)                                                                                                                                                            [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements                                                                                                                                                                          due to lender TIL reflects FHA MIP for 84 months without the annual declining
                                                                                                                                                        [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not                                                                                                                                                 [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               amount. Based on the loan amount and value system reflects MI for life of loan.
                                                                                                                                                        provided
XXX       XXX   XXX                         132389428  XXX       $XXX      PA    5/XX/2004  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
XXX       XXX   XXX                         132388046  XXX       $XXX      ME    2/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                       Debt Consolidation
XXX       XXX   XXX                         132387623  XXX       $XXX      FL    4/XX/2005  Primary    Refinance Rate/Term             2                [2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form                                                                                                                                          2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                                                                        1004/70 used for incorrect Subject property type.: Valuation Type: Appraisal /                                                                                                                                                          [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                        Valuation Report Date: 02/XX/2005 2 Family                                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                                                                                           X, for these type of violations.
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver
XXX       XXX   XXX                         132386902  XXX       $XXX      PA    1/XX/2013  Investment Purchase                        1                                                                                                                                                                                                                                            1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
XXX       XXX   XXX                         132391775  XXX       $XXX      VA    3/XX/2007  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Virginia Late Charge Percent Testing: Virginia Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Virginia Prepayment Penalty: Virginia Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum for owner-occupied properties of 2% of the prepaid balance $XXX. Prepay language states prepay will not exceed maximum permitted by applicable law.
XXX       XXX   XXX                         132389507  XXX       $XXX      MO    4/XX/2000  Primary    Purchase                        2                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2% of the prepaid balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Missouri Prepayment Penalty ARM: Missouri Prepayment Penalty: A prepayment penalty is not permissible on an adjustable rate loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.
XXX       XXX   XXX                         132392987  XXX       $XXX      WA    8/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to verify                                                                Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                     finance charge under disclosure due to missing itemization.                                                                                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                                                                                                                                                                              Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.                                                                                                                                                                                                                                                                                                                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
XXX       XXX   XXX                         132387296  XXX       $XXX      ND    10/XX/2005 Primary    Refinance Rate/Term             3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                               SELLER - GENERAL COMMENT                                                  3           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                                                                                                  SELLER - GENERAL COMMENT (2022-09-XX): Appeal:   Located a    Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                            Yes      TR
                                                                                                                                                                                                                                                                                                          (2022-09-XX): Appeal:                                                                 [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                 copy of the final HUD-1 that was Signed and Stamped. Uploaded Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                                                                                                                          Located a copy of the                                                                 [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                                                                                                                                                                                                     copy of Final HUD1 in trailing docs. - XXX                    Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                          final HUD-1 that was                                                                  [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                REVIEWER - GENERAL COMMENT (2022-09-XX): Hud provided is      X, for these type of violations.
                                                                                                                                                                                                                                                                                                          Signed and Stamped. - XX                                                              [2] State Compliance - North Dakota Prepayment Penalty: North Dakota Prepayment Penalty:  Loan contains prepayment penalty which was not disclosed separately to the borrower.                                                                                                                                                                                                                                                                                                                                           marked as estimated. Missing Settlement Date. Exception
                                                                                                                                                                                                                                                                                                          SELLER - GENERAL COMMENT                                                              [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.                                                                                                                                                                             remains.
                                                                                                                                                                                                                                                                                                          (2022-09-XX): appeal                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           SELLER - GENERAL COMMENT (2022-09-XX): 09/XX/2022 Appeal. N
                                                                                                                                                                                                                                                                                                          exception in error.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Next Best Doc was disclosed. - XXX
                                                                                                                                                                                                                                                                                                          Please disregard -XX                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           REVIEWER - GENERAL COMMENT (2022-09-XX): HUD is marked as
                                                                                                                                                                                                                                                                                                          REVIEWER - GENERAL                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             estimated. Document does not have a signature date or
                                                                                                                                                                                                                                                                                                          COMMENT (2022-09-XX): All                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      settlement date to confirm.. Exception remains.
                                                                                                                                                                                                                                                                                                          1003s in file are Broker,
                                                                                                                                                                                                                                                                                                          Exception remains.
XXX       XXX   XXX                         132389669  XXX       $XXX      NJ    3/XX/2018  Primary    Purchase                Non QM  2        1                                                                                                                                                                                   1                                               2           [2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.                                                                                                                                                                                                                                                 Federal Compliance - ECOA Appraisal Disclosure - ECOA Status: No evidence in the                                                               Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       loan files that Borrower was provided with a Right to receive a copy of the                                                                    Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.                                                                                                                                                                                                         Appraisal Disclosure.                                                                                                                          Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                                                                                                                                                                                                                                          Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided                                                                    Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.                                                                                                                                                                                                       Timely: Borrower was not provided with a Notice of Special Flood Hazard                                                                        Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 03/XX/2018 not accurate. (Final/03/XX/2018)                                                                                                            Disclosure within a reasonable time prior to Closing on 03/XX/2018.                                                                            Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2018). (Final/03/XX/2018)                      Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of                                                                  Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/03/XX/2018)                                                                                                                                                                                                Non-Escrowed Property Costs over Year 1: The final CD reflects Non Escrowed                                                                    Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of $XXX. (XXX)                                                                                                                                                      Property Costs over year 1 of $XXX.  However, the HOA fee was not verified.                                                                    Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial    Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance                                                                     Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                Loan Estimate, a fee tolerance cure of up to $XXX may be required.                                                                                                                                                                                                                                                                                                                                                                      Charge disclosed is $XXX.  Calculated finance charge is $XXX.  Variance of $-
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Notice of Settlement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (XXX)                                                                                                                989.65.  Loan File does not have a Compliance Report in place, Unable to
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. XXX                                                                                                                     determine source of the variance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Initial CD dated 03/XX/2018 was not provided to the Borrower al least 3 business days to Closing on 03/XX/2018.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TRID Lender Credit Tolerance Violation: Final Lender Credit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        of $XXX is less than the initially disclosed amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: File does not have a copy of the Loan Estimate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Cure Provided: Title-Notice of Settlement Fee was not disclosed on Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Cure Provided: Title-Recording Service  Fee was not disclosed on Loan Estimate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        File does not contain a valid COC for this fee, nor evidence of cure.  Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
XXX       XXX   XXX                         132389855  XXX       $XXX      NV    6/XX/2017  Investment Purchase                N/A     3        3       [3] Document Error - Hazard Insurance policy does not list Lender or Servicer and its                                                                                       3         [3] Appraisal                         2           [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2017)                                                                                                                                                                                                                                                                                        Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                        successors and assigns, per guideline requirements.                                                                                                                                   Data Integrity                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                                                                                                                                                                      Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.
                                                                                                                                                        [3] Income Documentation - REO Documents are missing.: Address: XXX NV Insurance                                                                                                      - Appraiser's                                     [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                        Verification, Tax Verification                                                                                                                                                        license or                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2017 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        [3] Income Documentation - REO Documents are missing.: Address: XXX NV Insurance                                                                                                      certification                                     [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
                                                                                                                                                        Verification, Statement, Tax Verification                                                                                                                                             was not active
                                                                                                                                                                                                                                                                                                                                              at the time of
                                                                                                                                                                                                                                                                                                                                              the
                                                                                                                                                                                                                                                                                                                                              appraisal.:
                                                                                                                                                                                                                                                                                                                                              Valuation
                                                                                                                                                                                                                                                                                                                                              Type:
                                                                                                                                                                                                                                                                                                                                              Appraisal /
                                                                                                                                                                                                                                                                                                                                              Valuation
                                                                                                                                                                                                                                                                                                                                              Report Date:
                                                                                                                                                                                                                                                                                                                                              06/XX/2017
XXX       XXX   XXX                         132388017  XXX       $XXX      CA    10/XX/2016 Primary    Refinance Rate/Term     Safe    3        3       [3] Application / Processing - FEMA Disaster Issue: The most recent valuation                                                                                               1                                               2           [2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.                                                                                                                                                                                                                                                 Federal Compliance - ECOA Appraisal Disclosure - ECOA Status: File does not                                                                    Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                -
                                                                                                                               Harbor                   inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.                                                                                                                                                                                                       evidence the consumer was provided with the right to receive a copy of the                                                                     Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                               QM                       Inspection Date: 06/XX/2016                                                                                                                                                                                                             [2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 10/XX/2016 not accurate. (Final/10/XX/2016)                                                                                                             Appraisal Disclosure.                                                                                                                          Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Disaster End Date: 11/XX/2020                                                                                                                                                                                                           [2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 10/XX/2016). (Final/10/XX/2016)                      Federal Compliance - TRID Final Closing Disclosure Finance Charge: The final CD                                                                Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Disaster Name: XXX                                                                                                                                                                                                                      [2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2016 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 10/XX/2016). (Final/10/XX/2016)                        reports the finance charge to be $XXX but the system calculated the finance                                                                    Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        Disaster Declaration Date: 10/XX/2020                                                                                                                                                                                                   [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/10/XX/2016)                                                                                                                                                                                                  charges to be be $XXX.                                                                                                                         Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial    Federal Compliance - TRID Final Closing Disclosure Total Of Payments: The final
                                                                                                                                                                                                                                                                                                                                                                                                Loan Estimate, a fee tolerance cure of up to $XXX may be required.                                                                                                                                                                                                                                                                                                                                                                      CD reports the total of payments to be $XXX but the system calculated the total of payments to be $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: Loan estimates are missing from the file.
XXX       XXX   XXX       XXX     XXX       132675430  XXX       $XXX      NY    3/XX/1999  UTD        UTD UTD                         3                [3] Missing Document - FHA Informed  Consumer Choice Disclosure is missing.:                                                                                                                                                3           [3] Document Error - Missing details of FHA UFMIP (ie. financed vs cash portions).  Testing is incomplete.                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                        UTD      Indeterminable
                                                                                                                                                        Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents)                                                                                                                                                            [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        [3] Government Documentation - Missing Document: FHA Case Number Assignment not                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/1999 used as disbursement date for compliance testing.
                                                                                                                                                        provided                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                                         [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case   Assignment Date missing.  Creditor application date used as FHA case   assignment date for purposes of any applicable compliance testing.
                                                                                                                                                        [3] Government Documentation - Missing Document: HUD/VA 92900-A not provided                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX     XXX       132675388  XXX       $XXX      VA    6/XX/2007  Primary    Refinance Cash-out -            2                [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                             2           [2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
                                                                                                       Debt Consolidation
XXX       XXX   XXX       XXX               132675380  XXX       $XXX      NY    7/XX/2005  UTD        Purchase                        2                [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                             2           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                             Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                 -
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        contain the following clauses:: Holder's right to foreclose, Homestead Exemption Waiver                                                                                                                                                 [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX       XXX               132675412  XXX       $XXX      NC    3/XX/2007  Primary    Refinance Cash-out -            1                [3] Application / Processing - Missing Document: Flood Certificate not provided                                                                                                                                             1                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        -
                                                                                                       Debt Consolidation                               [3] Application / Processing - Missing Document: Missing Final 1003
XXX       XXX   XXX               XXX       133696516  XXX       $XXX      FL    11/XX/2000 Primary    UTD UTD                         3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                        UTD      Indeterminable
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2000 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX               XXX       133696057  XXX       $XXX      NY    5/XX/2009  Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2009 used as disbursement date for compliance testing.                                                                                                                                                                                                    Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Calculated P&I was used for the APR calculation and compliance testing.                                                                                                                                           determine under disclosure due to missing itemization of amount financed.                                                                      Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.                                                                                                                                                                                                                                                                                                                                                                                                                               extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  involving the same creditor.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2009, prior to three (3) business days from transaction date of 5/XX/2009 12:00:00 AM.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
XXX       XXX   XXX               XXX       133695885  XXX       $XXX      NY    3/XX/2004  Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2004 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       -
                                                                                                       Other
XXX       XXX   XXX               XXX       133696204  XXX       $XXX      PA    10/XX/2006 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization                                                                 Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Debt Consolidation                                                                                                                                                                                                                                                                       [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                         did not disclose Closing Protection Letter Fee of $XXX, Email/E-doc Fee of $XXX,                                                               Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                               Title Courier/Messenger fee $XXX, Wire/Funding/Disbursement fee $XXX as prepaid                                                                Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                               finance charges.
XXX       XXX   XXX               XXX       133696750  XXX       $XXX      GA    8/XX/2007  Primary    Purchase                        2                [3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower                                                                                                                                        2           [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                        within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                        Choice Disclosure (Government Documents)                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                        [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not
                                                                                                                                                        provided
XXX       XXX   XXX               XXX       133694618  XXX       $XXX      GA    1/XX/2011  UTD        Refinance UTD                   3                [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.                                                                                                                                      3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                          REVIEWER - GENERAL COMMENT (2024-04-XX): Unable to clear- HUD State Compliance - Georgia Home Loan (Arbitration Clause): Assignee Liability: Purchasers and assignees of high cost home loans are subject to all affirmative claims and any defenses the borrower could assert against the original creditor or home improvement contractor                Yes      TR
                                                                                                                                                        [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2011 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                           provided is dated 11/XX/2008; subject transaction is dated    where a home loan was made, arranged or assigned by the home improvement contractor. However, the foregoing does not apply to loans other than high cost home loans unless applicable law requires a certificate of occupancy, inspection or completion to be obtained and                            Indeterminable
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                               1/XX/2011                                                     said certificate is not obtained.  The statute provides for damages which may include: (i) actual damages; (ii) statutory damages equal to the recovery of twice the interest paid and forfeiture of interest for any violation relating to the financing of insurance or
                                                                                                                                                        contain the following clauses:: Due On Sale Clause, Mortgagors requirement to maintain                                                                                                                                                  [2] State Compliance - Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause.                                                                                                                                                                                                                                                                                                                                                                                                                                   recommendation of default, loan flipping or any of the high cost prohibited terms and practices; (iii) punitive damages; (iv) costs and attorneys' fees; (v) injunctive, declaratory and other equitable relief; (vi) rescission for violations of the flipping, insurance,
                                                                                                                                                        adequate insurance at the mortgagor's own expense, Holder's right to foreclose,                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    and encouragement of default provisions as well as the high cost home loan provisions; (vii) administrative penalties; and (viii) criminal penalties.
                                                                                                                                                        Homestead Exemption Waiver                                                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2010 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                                                                                                                Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                                                                                                                                                                           Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.                                                                                                                                                                                                                                                                                                                                                                                                Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX               XXX       133695898  XXX       $XXX      PA    12/XX/2005 UTD        Refinance UTD                   3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                        No       TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Construction Addendum/Allonge Incomplete - Combined Disclosure Type (Not Subject To High Cost): Construction Addendum/Allonge Incomplete Test: Construction to Perm Incomplete Note - Combined Disclosures - Construction Phase Addendum/Rider or Construction Loan Agreement or other source documentation containing construction phase loan terms not in file.  Compliance testing performed based on terms                                                                                                                                                Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                 Required
                                                                                                                                                                                                                                                                                                                                                                                                of permanent financing only, however calculated APR may not be accurate due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. Unable to determine if the loan is subject to rescission due to missing information (unable to determine construction refinance type).
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX               XXX       1034474898 XXX       $XXX      IL    10/XX/2006 Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA                                                                                                                                                                                     -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA
                                                                                                                                                                                                                                                                                                                                                                                                [2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 12.50000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.                                                                                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX               XXX       133693988  XXX       $XXX      NJ    3/XX/2010  Primary    Refinance Rate/Term             3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                         Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required                                                                      Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                                                    Yes      TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2010 used as disbursement date for compliance testing.                                                                                                                                                                  parties is blank: Close at Home Loan. Final TIL not                                                                                            Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                                        Deficiency (UAL
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                                                                                                                                                     signed however, Acknowledgment of Receipt in file signed by borrower                                                                           Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                      State)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)                                                                                                                                                                                                                                                                                                         Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank
XXX       XXX   XXX               XXX       133696059  XXX       $XXX      NC    3/XX/2008  UTD        Refinance UTD                   3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.                                                                                                                                                                                                                        Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                 Yes      TR
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX               XXX       133696752  XXX       $XXX      NY    10/XX/2001 Primary    Purchase                        2                [3] Missing Document - FHA Informed  Consumer Choice Disclosure is missing.:                                                                                                                                                2           [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2001 used as disbursement date for compliance testing.                                                                                                                                                                  Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                -
                                                                                                                                                        Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents)                                                                                                                                                            [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case   Assignment Date missing.  Creditor application date used as FHA case   assignment date for purposes of any applicable compliance testing.                                                                                                                                                                                                                  determine under disclosure due to missing amortization schedule.
                                                                                                                                                        [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                  [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                        [3] Government Documentation - Missing Document: FHA Case Number Assignment not                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                        provided                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                        [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not
                                                                                                                                                        provided
XXX       XXX   XXX               XXX       133697115  XXX       $XXX      FL    7/XX/2006  Primary    Refinance Cash-out -            2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX               XXX       133696432  XXX       $XXX      NY    9/XX/2005  UTD        Purchase                        3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                        Yes      TR
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Indeterminable
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX               XXX       133697113  XXX       $XXX      CT    1/XX/2007  UTD        Purchase                        3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                        Yes      TR
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Indeterminable
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX               XXX       133696577  XXX       $XXX      WI    5/XX/2007  UTD        Refinance UTD                   3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                        Yes      TR
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                 Indeterminable
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX               XXX       133695235  XXX       $XXX      MA    4/XX/2006  UTD        Refinance UTD                   3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                        Yes      TR
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                 Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX               XXX       133696298  XXX       $XXX      FL    4/XX/2007  Primary    Purchase                        2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.                                    -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
XXX       XXX   XXX               XXX       133695766  XXX       $XXX      CA    8/XX/2006  UTD        Refinance UTD                   3                [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                         3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.                                                                                                                                                                                        Yes      TR
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                   Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                                 Indeterminable
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
XXX       XXX   XXX               XXX       133696349  XXX       $XXX      FL    12/XX/2006 Primary    Refinance Rate/Term             2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.                                                                                                                                                                                                                                                                                                                                                                            X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX               XXX       133696370  XXX       $XXX      CA    2/XX/2007  Primary    Purchase                        3                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      3           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                                                                                                                                                        Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.                                                                                                                        Yes      TR
                                                                                                                                                        [3] Lien - Missing note/terms on senior lien.  Subject loan is in second position.:                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Indeterminable
                                                                                                                                                        Lien Position: 1                                                                                                                                                                                                                        [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
XXX       XXX   XXX               XXX       1034474779 XXX       $XXX      NY    10/XX/2006 Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.                                                                                                                                                                                                                                                                                                                                                                                                                       Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Debt Consolidation                               [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  X, for these type of violations.
                                                                                                                                                        standard Due on Sale clause.                                                                                                                                                                                                            [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.                                                                                                                                                                                                                                                                                      Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.                                                                                                                                                                                                                   additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
XXX       XXX   XXX               XXX       133695876  XXX       $XXX      MD    4/XX/2007  Primary    Purchase                        2                [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the                                                                                                                                             2           [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2007 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                                                                        standard Due on Sale clause.                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.                                                                                                                                                                                                                                                                                              X, for these type of violations.
                                                                                                                                                        [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not                                                                                                                                                      [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                        contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                              [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
XXX       XXX   XXX               XXX       133696925  XXX       $XXX      CA    1/XX/2006  Primary    Refinance Cash-out -            2                [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                      2           [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                                                                                                                                                                 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation                          -
                                                                                                       Other                                                                                                                                                                                                                                                                                    [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.                                                                                                                                                                                                                                                                                                                                                                                                  X, for these type of violations.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
XXX       XXX   XXX               XXX       133695707  XXX       $XXX      NC    6/XX/2006  Primary    Purchase                        2                                                                                                                                                                                                                                            2           [2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2006 used as disbursement date for compliance testing.                                                                                                                                                                  Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to                                                                       Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.                                                                                                                                                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                                                                                                                                                       determine under disclosure due to missing itemization of amount financed.                                                                      Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
                                                                                                                                                                                                                                                                                                                                                                                                [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.